UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 855-353-9383

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%
Aerospace & Defense - 2.1%
AAR Corp.(a)	7,008	283,614
Aerojet Rocketdyne Holdings, Inc.*	11,169	307,147
Aerovironment, Inc.*	1,533	78,735
Arconic, Inc.	5,475	164,578
Astronics Corp.*	876	39,070
Axon Enterprise, Inc.*(a)	4,599	121,690
Boeing Co. (The)	15,768	5,587,706
BWX Technologies, Inc.	1,752	111,147
Curtiss-Wright Corp.	2,847	371,989
Esterline Technologies Corp.*(a)	3,504	257,719
General Dynamics Corp.	6,789	1,510,417
Harris Corp.	3,723	593,372
HEICO Corp.(a)	5,748	461,679
Hexcel Corp.	6,132	419,122
Huntington Ingalls Industries, Inc.	2,847	676,276
KLX, Inc.*(a)	14,673	1,036,794
Kratos Defense & Security Solutions, Inc.*	11,169	127,438
L3 Technologies, Inc.	2,847	604,874
Lockheed Martin Corp.	7,008	2,486,789
Mercury Systems, Inc.*	3,285	157,746
Moog, Inc., Class A*	5,256	473,355
National Presto Industries, Inc.(a)	438	44,523
Northrop Grumman Corp.	5,037	1,715,250
Orbital ATK, Inc.	4,161	548,836
Raytheon Co.	9,198	1,921,830
Rockwell Collins, Inc.	3,285	454,940
Spirit AeroSystems Holdings, Inc., Class A	8,103	829,423
Teledyne Technologies, Inc.*(a)	2,409	459,926
Textron, Inc.	10,293	603,890
TransDigm Group, Inc.(a)	876	277,613
Triumph Group, Inc.(a)	16,425	478,789
United Technologies Corp.	22,338	3,082,867

		26,289,144

Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc.*	15,768	391,992
Atlas Air Worldwide Holdings, Inc.*(a)	10,950	616,485
CH Robinson Worldwide, Inc.(a)	3,723	340,506
Echo Global Logistics, Inc.*	1,095	31,974
Expeditors International of Washington, Inc.	4,161	270,257
FedEx Corp.	7,884	2,069,392
Forward Air Corp.	2,847	172,841
Hub Group, Inc., Class A*	2,190	105,229
Park-Ohio Holdings Corp.	1,095	45,607
United Parcel Service, Inc., Class B	18,177	2,314,296
XPO Logistics, Inc.*	7,665	723,883

		7,082,462

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Airlines - 0.7%
Alaska Air Group, Inc.	5,913	388,661
Allegiant Travel Co.(a)	1,971	313,882
American Airlines Group, Inc.	26,280	1,427,530
Delta Air Lines, Inc.	35,697	2,026,519
Hawaiian Holdings, Inc.	13,797	515,318
JetBlue Airways Corp.*	21,243	443,129
SkyWest, Inc.	20,367	1,135,460
Southwest Airlines Co.	26,061	1,584,509
Spirit Airlines, Inc.*(a)	15,111	636,475
United Continental Holdings, Inc.*	15,987	1,084,238

		9,555,721

Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.*	20,586	363,343
Aptiv plc*	12,261	1,163,324
Autoliv, Inc.(a)	4,380	666,680
BorgWarner, Inc.	12,921	726,935
Cooper Tire & Rubber Co.(a)	16,206	633,655
Cooper-Standard Holdings, Inc.*	4,380	545,704
Dana, Inc.(a)	55,407	1,827,877
Delphi Technologies plc*	18	994
Dorman Products, Inc.*(a)	1,752	132,171
Gentex Corp.(a)	8,760	207,437
Gentherm, Inc.*(a)	3,285	105,120
Goodyear Tire & Rubber Co. (The)(a)	16,644	579,544
LCI Industries(a)	1,533	169,013
Lear Corp.	2,190	422,977
Modine Manufacturing Co.*	11,607	271,023
Motorcar Parts of America, Inc.*(a)	3,066	83,457
Standard Motor Products, Inc.	3,285	157,351
Superior Industries International, Inc.(a)	5,854	98,640
Tenneco, Inc.	17,520	1,016,335
Visteon Corp.*	3,942	512,775

		9,684,355

Automobiles - 0.5%
Ford Motor Co.(a)	148,263	1,626,445
General Motors Co.	58,254	2,470,552
Harley-Davidson, Inc.(a)	8,760	424,510
Tesla, Inc.*(a)	3,285	1,163,909
Thor Industries, Inc.	4,599	628,499
Winnebago Industries, Inc.	2,847	129,396

		6,443,311

Banks - 8.7%
1st Source Corp.(a)	3,504	183,224
Ameris Bancorp(a)	4,380	234,549
Associated Banc-Corp.(a)	45,333	1,121,992
Banc of California, Inc.(a)	10,950	215,715
BancFirst Corp.	3,066	170,930
BancorpSouth Bank(a)	7,884	264,508
Bank of America Corp.	452,016	14,464,512
Bank of Hawaii Corp.	3,066	256,532
Bank of the Ozarks, Inc.	5,256	262,537

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
BankUnited, Inc.	43,800	1,797,552
Banner Corp.	3,285	178,507
BB&T Corp.	38,106	2,103,070
Berkshire Hills Bancorp, Inc.	5,037	191,154
BOK Financial Corp.	219	21,175
Boston Private Financial Holdings, Inc.	6,132	94,433
Brookline Bancorp, Inc.	12,264	196,224
Bryn Mawr Bank Corp.	2,190	98,331
Cathay General Bancorp(a)	24,747	1,082,434
Central Pacific Financial Corp.	3,504	103,613
Chemical Financial Corp.(a)	26,718	1,560,598
CIT Group, Inc.	12,045	610,561
Citigroup, Inc.	124,611	9,779,471
Citizens Financial Group, Inc.	27,156	1,246,460
City Holding Co.(a)	2,628	180,806
Columbia Banking System, Inc.(a)	7,665	330,208
Comerica, Inc.	4,818	458,770
Commerce Bancshares, Inc.	1,607	94,026
Community Bank System, Inc.(a)	4,818	256,799
Community Trust Bancorp, Inc.	1,971	93,228
Cullen/Frost Bankers, Inc.(a)	438	46,608
Customers Bancorp, Inc.*	2,847	87,261
CVB Financial Corp.(a)	13,140	307,476
Eagle Bancorp, Inc.*	2,409	151,767
East West Bancorp, Inc.	2,847	187,646
Fifth Third Bancorp	37,011	1,225,064
First Bancorp/PR*	33,507	201,042
First Citizens BancShares, Inc., Class A	1,971	838,483
First Commonwealth Financial Corp.	12,045	174,291
First Financial Bancorp(a)	12,483	355,766
First Financial Bankshares, Inc.	3,723	172,933
First Horizon National Corp.	20,941	415,888
First Interstate BancSystem, Inc., Class A	3,942	164,973
First Merchants Corp.(a)	7,665	330,822
First Midwest Bancorp, Inc.	7,446	185,108
First Republic Bank	3,504	313,783
Flushing Financial Corp.	6,351	178,844
FNB Corp.(a)	37,668	540,536
Fulton Financial Corp.(a)	37,230	677,586
Glacier Bancorp, Inc.(a)	5,694	223,319
Great Western Bancorp, Inc.(a)	10,074	424,619
Hancock Holding Co.	21,900	1,176,030
Hanmi Financial Corp.	3,285	103,478
Heartland Financial USA, Inc.(a)	1,095	58,199
Hilltop Holdings, Inc.	24,747	648,124
Home BancShares, Inc.(a)	8,979	215,586
Hope Bancorp, Inc.(a)	32,631	621,294
Huntington Bancshares, Inc.	72,708	1,176,416
IBERIABANK Corp.	17,520	1,480,440
Independent Bank Corp.(a)	4,818	343,764
International Bancshares Corp.	9,855	408,983
Investors Bancorp, Inc.	13,797	188,881
JPMorgan Chase & Co.	160,527	18,568,158
KeyCorp	66,795	1,429,413
Lakeland Financial Corp.	5,256	252,656

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
LegacyTexas Financial Group, Inc.	9,198	405,080
M&T Bank Corp.	6,570	1,253,425
MB Financial, Inc.(a)	5,913	252,958
NBT Bancorp, Inc.(a)	6,789	250,582
OFG Bancorp	26,718	304,585
Old National Bancorp(a)	31,098	537,995
PacWest Bancorp	5,475	287,054
Park National Corp.	2,409	252,993
Peoples Bancorp, Inc.	1,095	38,993
People’s United Financial, Inc.(a)	7,008	137,847
Pinnacle Financial Partners, Inc.	3,504	221,803
PNC Financial Services Group, Inc. (The)	22,338	3,529,851
Popular, Inc.	29,127	1,183,721
Prosperity Bancshares, Inc.(a)	8,103	614,207
Regions Financial Corp.	43,143	829,640
Renasant Corp.	4,818	207,511
S&T Bancorp, Inc.	7,008	282,843
Sandy Spring Bancorp, Inc.	5,037	190,499
Signature Bank*	1,752	269,808
Simmons First National Corp., Class A	2,482	146,066
South State Corp.(a)	2,409	213,437
Southside Bancshares, Inc.	3,942	135,329
State Bank Financial Corp.	3,285	100,225
Sterling Bancorp(a)	20,805	514,924
Stock Yards Bancorp, Inc.(a)	3,942	141,715
SunTrust Banks, Inc.	19,053	1,347,047
SVB Financial Group*	1,971	485,950
Synovus Financial Corp.	9,417	474,523
TCF Financial Corp.	42,267	906,627
Texas Capital Bancshares, Inc.*	2,847	269,896
Tompkins Financial Corp.(a)	2,628	216,468
TriCo Bancshares	1,533	56,690
Trustmark Corp.(a)	14,892	473,417
UMB Financial Corp.	2,847	216,885
Umpqua Holdings Corp.	64,386	1,393,957
Union Bankshares Corp.	8,979	338,957
United Bankshares, Inc.(a)	23,871	878,453
United Community Banks, Inc.	4,599	145,696
US Bancorp	72,489	4,142,022
Valley National Bancorp(a)	70,956	891,917
Washington Trust Bancorp, Inc.	3,285	176,733
Webster Financial Corp.	6,351	359,594
Wells Fargo & Co.	200,823	13,210,137
WesBanco, Inc.(a)	7,008	287,398
Westamerica Bancorp(a)	219	13,002
Western Alliance Bancorp*	7,008	411,089
Wintrust Financial Corp.	4,599	395,054
Zions Bancorp	4,818	260,317

		111,182,076

Beverages - 1.1%
Boston Beer Co., Inc. (The), Class A*(a)	438	83,154
Brown-Forman Corp., Class A	2,847	196,443
Brown-Forman Corp., Class B	7,884	546,361
Coca-Cola Bottling Co. Consolidated(a)	657	133,056

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Beverages - (continued)
Coca-Cola Co. (The)	108,624	5,169,416
Constellation Brands, Inc., Class A	5,256	1,153,535
Dr Pepper Snapple Group, Inc.	6,789	810,267
Molson Coors Brewing Co., Class B	3,942	331,207
Monster Beverage Corp.*	11,388	777,003
PepsiCo, Inc.	42,924	5,163,757

		14,364,199

Biotechnology - 2.7%
AbbVie, Inc.	51,684	5,799,978
ACADIA Pharmaceuticals, Inc.*(a)	5,037	150,657
Achaogen, Inc.*(a)	4,818	52,853
Achillion Pharmaceuticals, Inc.*	14,892	39,464
Acorda Therapeutics, Inc.*(a)	15,987	414,863
Agios Pharmaceuticals, Inc.*(a)	1,314	103,491
Alder Biopharmaceuticals, Inc.*(a)	4,818	68,175
Alexion Pharmaceuticals, Inc.*	3,504	418,097
Alnylam Pharmaceuticals, Inc.*(a)	2,847	370,053
AMAG Pharmaceuticals, Inc.*(a)	17,958	257,697
Amgen, Inc.	34,383	6,396,957
Amicus Therapeutics, Inc.*(a)	12,264	198,922
Ardelyx, Inc.*(a)	16,644	120,669
Arena Pharmaceuticals, Inc.*	2,190	81,950
Atara Biotherapeutics, Inc.*(a)	7,446	281,459
Avexis, Inc.*	657	81,291
Bellicum Pharmaceuticals, Inc.*(a)	3,504	21,304
Biogen, Inc.*	6,351	2,208,941
BioMarin Pharmaceutical, Inc.*	5,037	454,489
Bioverativ, Inc.*	1,314	135,421
Bluebird Bio, Inc.*(a)	876	179,492
Celgene Corp.*	20,367	2,060,326
Celldex Therapeutics, Inc.*(a)	23,871	65,884
Clovis Oncology, Inc.*(a)	15,330	927,465
Coherus Biosciences, Inc.*(a)	8,979	90,688
Concert Pharmaceuticals, Inc.*	2,409	48,373
Curis, Inc.*	64,605	39,868
Eagle Pharmaceuticals, Inc.*(a)	1,533	91,627
Emergent BioSolutions, Inc.*	2,190	106,850
Epizyme, Inc.*(a)	2,628	42,442
Esperion Therapeutics, Inc.*(a)	5,037	365,233
Exact Sciences Corp.*(a)	2,628	130,638
Five Prime Therapeutics, Inc.*(a)	2,847	56,940
Geron Corp.*(a)	219	537
Gilead Sciences, Inc.	54,531	4,569,698
Halozyme Therapeutics, Inc.*(a)	3,942	73,637
Heron Therapeutics, Inc.*	219	4,741
Ignyta, Inc.*	5,913	159,060
ImmunoGen, Inc.*	7,446	68,354
Incyte Corp.*	5,694	514,111
Inovio Pharmaceuticals, Inc.*(a)	5,913	26,963
Insys Therapeutics, Inc.*(a)	5,913	55,937
Intercept Pharmaceuticals, Inc.*(a)	876	54,400
Intrexon Corp.*(a)	2,409	31,317
Ionis Pharmaceuticals, Inc.*(a)	4,599	241,539
Iovance Biotherapeutics, Inc.*	16,206	252,003
Ironwood Pharmaceuticals, Inc.*(a)	1,095	16,217
Juno Therapeutics, Inc.*(a)	2,190	187,924
Keryx Biopharmaceuticals, Inc.*(a)	12,702	58,810

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Biotechnology - (continued)
La Jolla Pharmaceutical Co.*(a)	1,971	67,526
Ligand Pharmaceuticals, Inc.*(a)	1,752	276,150
MacroGenics, Inc.*(a)	1,533	34,600
MannKind Corp.*(a)	21,243	57,781
MiMedx Group, Inc.*(a)	438	7,336
Minerva Neurosciences, Inc.*	14,673	93,907
Momenta Pharmaceuticals, Inc.*	2,628	44,676
Myriad Genetics, Inc.*(a)	1,752	64,614
Neurocrine Biosciences, Inc.*(a)	4,161	355,641
NewLink Genetics Corp.*(a)	6,570	54,202
Novavax, Inc.*(a)	38,763	78,301
OPKO Health, Inc.*(a)	119,574	533,300
PDL BioPharma, Inc.*	63,948	176,496
Progenics Pharmaceuticals, Inc.*	2,409	14,093
Puma Biotechnology, Inc.*(a)	1,095	73,201
Radius Health, Inc.*(a)	1,314	49,485
Regeneron Pharmaceuticals, Inc.*	2,190	802,964
Repligen Corp.*	1,971	69,714
Retrophin, Inc.*(a)	2,847	68,072
Rigel Pharmaceuticals, Inc.*	219	876
Sage Therapeutics, Inc.*	1,095	207,831
Sangamo Therapeutics, Inc.*	14,892	310,498
Sarepta Therapeutics, Inc.*(a)	4,161	272,712
Seattle Genetics, Inc.*	3,285	171,806
Synergy Pharmaceuticals, Inc.*(a)	38,325	83,549
Syros Pharmaceuticals, Inc.*(a)	5,256	50,352
TESARO, Inc.*	876	59,095
TG Therapeutics, Inc.*(a)	2,409	27,704
United Therapeutics Corp.*	1,971	254,259
Vertex Pharmaceuticals, Inc.*	7,884	1,315,603
ZIOPHARM Oncology, Inc.*(a)	9,417	37,103

		33,891,252

Building Products - 0.5%
AAON, Inc.(a)	4,380	159,432
American Woodmark Corp.*	1,314	178,507
AO Smith Corp.	8,760	584,993
Apogee Enterprises, Inc.(a)	2,409	109,634
Armstrong Flooring, Inc.*	2,847	44,100
Armstrong World Industries, Inc.*	219	13,731
Builders FirstSource, Inc.*	20,586	440,952
Fortune Brands Home & Security, Inc.	2,847	201,938
Gibraltar Industries, Inc.*(a)	2,190	81,249
Griffon Corp.	6,351	127,337
Insteel Industries, Inc.	657	20,584
Johnson Controls International plc	34,821	1,362,546
Lennox International, Inc.	2,409	524,945
Masco Corp.	5,256	234,733
NCI Building Systems, Inc.*	657	12,122
Owens Corning	4,818	447,929
Patrick Industries, Inc.*(a)	4,925	315,446
Ply Gem Holdings, Inc.*	4,380	93,951
Quanex Building Products Corp.	438	9,067
Simpson Manufacturing Co., Inc.	1,752	102,912
Trex Co., Inc.*	2,628	293,258
Universal Forest Products, Inc.	4,599	171,681
USG Corp.*(a)	12,045	465,660

		5,996,707

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - 2.9%
Actua Corp.*	219	3,416
Affiliated Managers Group, Inc.	1,533	306,033
Ameriprise Financial, Inc.	5,256	886,687
Artisan Partners Asset Management, Inc., Class A(a)	6,132	240,068
Bank of New York Mellon Corp. (The)	41,391	2,346,870
BGC Partners, Inc., Class A	57,816	827,347
BlackRock, Inc.	3,723	2,091,581
Cboe Global Markets, Inc.	4,599	618,060
Charles Schwab Corp. (The)	30,003	1,600,360
CME Group, Inc.	8,979	1,378,097
Cohen & Steers, Inc.(a)	876	35,715
Cowen, Inc.*(a)	18,396	238,228
E*TRADE Financial Corp.*	14,454	761,726
Eaton Vance Corp.	1,095	63,291
Evercore, Inc., Class A	2,190	220,204
FactSet Research Systems, Inc.(a)	657	131,853
Federated Investors, Inc., Class B(a)	21,681	751,897
Financial Engines, Inc.	1,533	43,614
Franklin Resources, Inc.	11,169	473,677
Goldman Sachs Group, Inc. (The)	17,301	4,634,765
Interactive Brokers Group, Inc., Class A	6,351	406,400
Intercontinental Exchange, Inc.	15,330	1,132,003
INTL. FCStone, Inc.*	8,541	371,533
Invesco Ltd.	22,338	807,072
Investment Technology Group, Inc.(a)	6,132	130,980
Janus Henderson Group plc	17,958	707,186
Legg Mason, Inc.(a)	18,834	802,705
LPL Financial Holdings, Inc.	9,636	574,884
MarketAxess Holdings, Inc.(a)	2,409	472,670
Moody’s Corp.(a)	4,599	744,072
Morgan Stanley	69,861	3,950,640
Morningstar, Inc.	219	21,050
MSCI, Inc.	2,628	365,896
Nasdaq, Inc.	1,971	159,474
Northern Trust Corp.(b)	7,446	784,734
Piper Jaffray Cos.	3,066	282,992
Raymond James Financial, Inc.	2,190	211,094
S&P Global, Inc.	5,913	1,070,844
SEI Investments Co.	3,942	296,241
State Street Corp.	14,892	1,640,652
Stifel Financial Corp.(a)	26,061	1,759,640
T. Rowe Price Group, Inc.	8,760	977,879
TD Ameritrade Holding Corp.	4,161	232,142
Virtu Financial, Inc., Class A(a)	19,929	380,644
Waddell & Reed Financial, Inc., Class A(a)	24,747	569,181

		36,506,097

Chemicals - 2.1%
A Schulman, Inc.	8,103	316,017
AdvanSix, Inc.*	6,351	250,610
Air Products & Chemicals, Inc.	5,037	848,080
Albemarle Corp.	5,256	586,517

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
American Vanguard Corp.	219	4,632
Ashland Global Holdings, Inc.(a)	2,190	158,972
Balchem Corp.(a)	2,409	190,311
Cabot Corp.	14,016	948,042
Calgon Carbon Corp.(a)	657	14,027
Celanese Corp., Series A	5,256	568,489
CF Industries Holdings, Inc.(a)	3,723	158,004
Chemours Co. (The)	12,483	644,372
DowDuPont, Inc.	75,556	5,710,522
Eastman Chemical Co.	7,665	760,215
Ecolab, Inc.	6,570	904,558
Ferro Corp.*	12,483	293,600
Flotek Industries, Inc.*(a)	657	3,613
FMC Corp.	7,884	720,046
FutureFuel Corp.	219	2,935
GCP Applied Technologies, Inc.*	13,797	460,820
HB Fuller Co.	2,409	124,907
Huntsman Corp.	20,586	711,658
Innophos Holdings, Inc.	4,818	222,929
Innospec, Inc.	4,161	298,760
International Flavors & Fragrances, Inc.	2,190	329,157
Koppers Holdings, Inc.*	876	40,121
Kraton Corp.*	7,884	396,250
Kronos Worldwide, Inc.	12,483	342,658
LyondellBasell Industries NV, Class A	11,388	1,364,738
Minerals Technologies, Inc.	6,351	477,278
Monsanto Co.	12,264	1,493,755
NewMarket Corp.	219	87,072
Olin Corp.(a)	12,045	449,038
OMNOVA Solutions, Inc.*	1,533	16,863
Platform Specialty Products Corp.*	32,193	376,980
PolyOne Corp.	10,731	466,369
PPG Industries, Inc.	5,694	676,049
Praxair, Inc.	6,351	1,025,623
Quaker Chemical Corp.	1,971	303,337
Rayonier Advanced Materials, Inc.	11,607	219,604
RPM International, Inc.(a)	2,628	137,182
Scotts Miracle-Gro Co. (The)	2,847	256,999
Sensient Technologies Corp.	3,504	251,762
Sherwin-Williams Co. (The)	2,190	913,471
Stepan Co.	4,818	377,827
Tredegar Corp.	657	12,056
Trinseo SA	18,834	1,552,863
Tronox Ltd., Class A	16,863	331,021
Valvoline, Inc.	4,380	107,967
Westlake Chemical Corp.	438	49,319
WR Grace & Co.	876	64,666

		27,022,661

Commercial Services & Supplies - 0.8%
ABM Industries, Inc.(a)	5,694	216,543
ACCO Brands Corp.*	21,024	249,134
Brady Corp., Class A	5,694	217,795
Brink’s Co. (The)	5,913	493,144
CECO Environmental Corp.	5,694	25,794
Cintas Corp.	2,847	479,577
Copart, Inc.*	3,066	135,119

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Commercial Services & Supplies - (continued)
Covanta Holding Corp.(a)	42,486	694,646
Deluxe Corp.	13,797	1,024,703
Ennis, Inc.	7,446	148,175
Healthcare Services Group, Inc.(a)	6,570	362,533
Herman Miller, Inc.	10,512	425,736
HNI Corp.(a)	3,723	144,787
Interface, Inc.	2,628	65,569
KAR Auction Services, Inc.	6,789	370,272
Kimball International, Inc., Class B	7,884	146,406
Knoll, Inc.	4,161	95,453
LSC Communications, Inc.	9,417	128,825
Matthews International Corp., Class A(a)	3,942	220,752
McGrath RentCorp	657	31,405
Mobile Mini, Inc.	2,409	91,181
MSA Safety, Inc.	1,533	120,049
Multi-Color Corp.(a)	2,409	186,697
Pitney Bowes, Inc.	27,813	392,441
Quad/Graphics, Inc.	17,082	377,854
Republic Services, Inc.	8,103	557,486
Rollins, Inc.(a)	3,066	151,276
RR Donnelley & Sons Co.(a)	14,454	118,089
SP Plus Corp.*	438	16,885
Steelcase, Inc., Class A	14,454	224,760
Team, Inc.*(a)	8,541	145,197
Tetra Tech, Inc.	7,008	348,298
UniFirst Corp.	1,752	289,606
US Ecology, Inc.	2,190	114,428
Viad Corp.	1,314	74,635
Waste Management, Inc.	12,264	1,084,506

		9,969,756

Communications Equipment - 1.3%
ADTRAN, Inc.	219	3,504
Applied Optoelectronics, Inc.*(a)	3,942	127,681
Arista Networks, Inc.*	1,314	362,428
ARRIS International plc*	6,351	160,680
CalAmp Corp.*	1,095	26,806
Calix, Inc.*	438	2,803
Ciena Corp.*(a)	36,354	773,613
Cisco Systems, Inc.	233,454	9,697,679
CommScope Holding Co., Inc.*	3,504	135,360
EchoStar Corp., Class A*(a)	2,190	133,721
Extreme Networks, Inc.*(a)	7,008	105,330
F5 Networks, Inc.*	1,314	189,926
Finisar Corp.*(a)	37,230	668,651
Harmonic, Inc.*(a)	10,074	36,770
Infinera Corp.*(a)	7,008	45,342
InterDigital, Inc.	3,285	256,394
Juniper Networks, Inc.	12,045	314,977
Lumentum Holdings, Inc.*(a)	438	20,279
Motorola Solutions, Inc.	3,504	348,508
NETGEAR, Inc.*(a)	4,380	305,286
NetScout Systems, Inc.*(a)	29,784	848,844
Oclaro, Inc.*(a)	3,942	23,416
Palo Alto Networks, Inc.*(a)	2,628	414,882
Plantronics, Inc.	2,190	129,188
Ubiquiti Networks, Inc.*(a)	876	70,667
ViaSat, Inc.*(a)	12,483	943,964
Viavi Solutions, Inc.*	41,172	353,256

		16,499,955

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - 0.4%
AECOM*	7,884	308,343
Aegion Corp.*	5,256	131,820
Argan, Inc.	2,409	105,032
Chicago Bridge & Iron Co. NV	36,354	758,708
Comfort Systems USA, Inc.	4,161	177,259
Dycom Industries, Inc.*(a)	4,380	511,190
EMCOR Group, Inc.	4,161	338,206
Fluor Corp.	6,789	412,092
Granite Construction, Inc.(a)	1,971	131,446
Jacobs Engineering Group, Inc.	1,095	76,059
KBR, Inc.(a)	35,697	726,077
MasTec, Inc.*	14,016	748,454
MYR Group, Inc.*	657	22,259
Primoris Services Corp.	3,066	79,716
Tutor Perini Corp.*(a)	9,198	227,651
Valmont Industries, Inc.	438	71,657

		4,825,969

Construction Materials - 0.1%
Eagle Materials, Inc.	1,971	220,850
Martin Marietta Materials, Inc.(a)	1,971	449,723
Summit Materials, Inc., Class A*(a)	15,579	497,749
US Concrete, Inc.*(a)	1,095	85,246
Vulcan Materials Co.	3,504	474,442

		1,728,010

Consumer Finance - 1.1%
Ally Financial, Inc.	22,995	684,561
American Express Co.	25,404	2,525,158
Capital One Financial Corp.	21,681	2,253,957
Credit Acceptance Corp.*(a)	1,533	505,445
Discover Financial Services	18,396	1,468,001
Encore Capital Group, Inc.*(a)	10,512	435,722
Enova International, Inc.*	9,198	164,644
EZCORP, Inc., Class A*(a)	14,235	167,973
FirstCash, Inc.	5,256	384,214
Green Dot Corp., Class A*	3,066	187,823
LendingClub Corp.*	22,338	81,757
Navient Corp.	80,373	1,145,315
Nelnet, Inc., Class A(a)	8,541	445,071
OneMain Holdings, Inc.*(a)	7,446	243,559
PRA Group, Inc.*(a)	8,760	313,170
Santander Consumer USA Holdings, Inc.(a)	12,483	215,332
SLM Corp.*	46,866	536,147
Synchrony Financial	40,296	1,598,945
World Acceptance Corp.*(a)	1,095	129,265

		13,486,059

Containers & Packaging - 0.6%
AptarGroup, Inc.	1,095	95,725
Avery Dennison Corp.	1,971	241,802
Ball Corp.	11,169	427,550
Bemis Co., Inc.	21,900	1,023,606
Berry Global Group, Inc.*	10,293	609,243
Crown Holdings, Inc.*	4,161	241,546
Graphic Packaging Holding Co.(a)	21,462	346,611
International Paper Co.	20,805	1,307,802

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Containers & Packaging - (continued)
Myers Industries, Inc.	438	9,198
Owens-Illinois, Inc.*	52,560	1,220,443
Packaging Corp. of America	1,752	220,104
Sealed Air Corp.(a)	7,227	342,199
Silgan Holdings, Inc.	4,818	144,010
Sonoco Products Co.	1,971	107,045
WestRock Co.	13,140	875,518

		7,212,402

Distributors - 0.1%
Core-Mark Holding Co., Inc.	5,256	116,105
Genuine Parts Co.	2,409	250,705
LKQ Corp.*	9,198	386,592
Pool Corp.(a)	2,847	385,028

		1,138,430

Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc.*(a)	18,396	846,216
Bright Horizons Family Solutions, Inc.*	3,285	322,587
Capella Education Co.	1,752	139,372
Career Education Corp.*	16,425	203,670
Carriage Services, Inc.(a)	3,504	93,311
Graham Holdings Co., Class B	438	260,369
Grand Canyon Education, Inc.*	4,380	407,296
H&R Block, Inc.(a)	5,913	156,931
Houghton Mifflin Harcourt Co.*	4,380	36,792
Service Corp. International(a)	10,512	420,165
Strayer Education, Inc.(a)	1,752	162,025
Weight Watchers International, Inc.*(a)	8,760	563,180

		3,611,914

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B*	88,914	19,061,383
Cannae Holdings, Inc.*	1,533	26,689
Leucadia National Corp.	20,586	557,269
Voya Financial, Inc.(a)	14,016	727,571

		20,372,912

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	268,713	10,063,302
ATN International, Inc.	1,752	103,999
CenturyLink, Inc.	21,024	374,437
Cincinnati Bell, Inc.*	14,016	241,776
Cogent Communications Holdings, Inc.	3,285	148,154
Consolidated Communications Holdings, Inc.	2,409	29,992
Frontier Communications Corp.(a)	30,222	247,518
General Communication, Inc., Class A*	4,380	183,653
Globalstar, Inc.*(a)	12,921	13,567
IDT Corp., Class B*	2,628	28,566
Iridium Communications, Inc.*(a)	27,156	344,881
ORBCOMM, Inc.*	2,628	30,196
Straight Path Communications, Inc., Class B*(a)	219	39,968
Verizon Communications, Inc.	187,902	10,159,861
Vonage Holdings Corp.*	29,346	328,382
Windstream Holdings, Inc.(a)	86,067	142,011
Zayo Group Holdings, Inc.*	6,132	225,044

		22,705,307

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - 1.4%
ALLETE, Inc.	6,132	444,202
Alliant Energy Corp.(a)	4,380	174,105
American Electric Power Co., Inc.	18,177	1,250,214
Duke Energy Corp.	29,565	2,320,852
Edison International	10,950	684,703
El Paso Electric Co.	5,475	285,795
Entergy Corp.	11,826	930,588
Eversource Energy	12,483	787,552
Exelon Corp.	43,362	1,669,871
FirstEnergy Corp.	20,586	677,279
Great Plains Energy, Inc.	19,491	606,560
Hawaiian Electric Industries, Inc.	13,578	463,146
IDACORP, Inc.	3,504	302,325
MGE Energy, Inc.(a)	2,409	144,058
NextEra Energy, Inc.	12,045	1,908,169
OGE Energy Corp.	2,628	84,622
Otter Tail Corp.	1,533	65,306
PG&E Corp.	19,272	817,711
Pinnacle West Capital Corp.	3,066	245,127
PNM Resources, Inc.	8,760	333,756
Portland General Electric Co.	10,293	435,909
PPL Corp.	28,032	893,380
Southern Co. (The)	39,639	1,788,115
Westar Energy, Inc.	1,314	67,881
Xcel Energy, Inc.	24,528	1,119,458

		18,500,684

Electrical Equipment - 0.6%
Acuity Brands, Inc.(a)	1,533	236,757
AMETEK, Inc.	3,723	284,065
AZZ, Inc.(a)	1,314	59,787
Eaton Corp. plc	24,090	2,022,837
Emerson Electric Co.	21,243	1,534,382
Encore Wire Corp.	1,314	66,488
EnerSys	8,322	585,120
Generac Holdings, Inc.*	9,636	471,489
General Cable Corp.(a)	5,037	149,599
Hubbell, Inc.	657	89,319
Plug Power, Inc.*(a)	18,177	35,082
Regal Beloit Corp.	15,768	1,228,327
Rockwell Automation, Inc.	2,190	432,065
Sensata Technologies Holding NV*(a)	1,752	98,550
Sunrun, Inc.*(a)	19,053	120,606
Vivint Solar, Inc.*(a)	876	3,022

		7,417,495

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp., Class A	8,103	751,715
Anixter International, Inc.*	5,913	494,918
Arrow Electronics, Inc.*	2,190	178,135
Avnet, Inc.	2,190	93,075
AVX Corp.	7,665	137,510
Badger Meter, Inc.(a)	2,628	126,670
Belden, Inc.	12,702	1,076,749
Benchmark Electronics, Inc.*	10,293	297,982
CDW Corp.	3,066	229,306

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Cognex Corp.(a)	10,074	628,315
Coherent, Inc.*(a)	1,314	341,009
Corning, Inc.	50,370	1,572,551
CTS Corp.	6,789	186,697
Dolby Laboratories, Inc., Class A	876	56,362
ePlus, Inc.*(a)	4,380	338,136
Fabrinet*(a)	5,037	124,968
Fitbit, Inc., Class A*(a)	107,310	552,646
Flex Ltd.*	8,979	161,712
FLIR Systems, Inc.	3,504	179,440
II-VI, Inc.*(a)	1,095	46,702
Insight Enterprises, Inc.*	11,607	430,852
IPG Photonics Corp.*	2,847	717,302
Jabil, Inc.	19,272	490,087
Keysight Technologies, Inc.*	1,533	71,622
Knowles Corp.*(a)	22,776	347,106
Littelfuse, Inc.(a)	2,029	440,983
Mesa Laboratories, Inc.(a)	219	30,991
Methode Electronics, Inc.	3,285	134,192
National Instruments Corp.(a)	219	10,937
Novanta, Inc.*	3,285	190,201
PC Connection, Inc.(a)	3,942	103,280
Plexus Corp.*	6,789	405,643
Rogers Corp.*	1,314	216,521
Sanmina Corp.*	22,338	584,139
ScanSource, Inc.*	5,037	172,265
SYNNEX Corp.	3,942	483,802
TE Connectivity Ltd.	7,227	740,984
Tech Data Corp.*(a)	12,483	1,251,670
Trimble, Inc.*	5,256	231,790
TTM Technologies, Inc.*(a)	21,900	361,131
Universal Display Corp.	1,314	209,452
VeriFone Systems, Inc.*(a)	17,082	302,010
Vishay Intertechnology, Inc.(a)	56,064	1,230,605
Zebra Technologies Corp., Class A*	5,037	620,357

		17,352,520

Energy Equipment & Services - 1.4%
Archrock, Inc.(a)	35,040	325,872
Baker Hughes a GE Co.	16,644	535,104
Basic Energy Services, Inc.*	8,322	162,196
Bristow Group, Inc.(a)	13,797	212,612
C&J Energy Services, Inc.*	15,987	489,522
Core Laboratories NV(a)	876	100,127
Diamond Offshore Drilling, Inc.*(a)	42,048	743,409
Ensco plc, Class A(a)	166,221	980,704
Exterran Corp.*	12,921	373,158
Fairmount Santrol Holdings, Inc.*(a)	60,882	339,113
Frank’s International NV(a)	18,615	128,816
Halliburton Co.	26,937	1,446,517
Helix Energy Solutions Group, Inc.*(a)	30,879	232,519
Helmerich & Payne, Inc.(a)	6,570	473,237
Matrix Service Co.*	11,169	199,925
McDermott International, Inc.*	63,729	559,541
Nabors Industries Ltd.(a)	136,218	1,067,949

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Energy Equipment & Services - (continued)
National Oilwell Varco, Inc.(a)	657	24,099
Natural Gas Services Group, Inc.*	876	24,134
Newpark Resources, Inc.*(a)	5,037	45,837
Noble Corp. plc*(a)	157,899	740,546
Oceaneering International, Inc.(a)	13,359	276,264
Patterson-UTI Energy, Inc.(a)	19,053	450,032
RPC, Inc.(a)	6,132	123,866
Schlumberger Ltd.	37,449	2,755,497
SEACOR Holdings, Inc.*(a)	3,504	163,216
Smart Sand, Inc.*(a)	9,198	84,530
Superior Energy Services, Inc.*(a)	63,510	663,679
TETRA Technologies, Inc.*(a)	44,238	169,874
Transocean Ltd.*(a)	141,255	1,524,141
Unit Corp.*	19,710	477,573
US Silica Holdings, Inc.(a)	2,847	94,777
Weatherford International plc*(a)	350,400	1,380,576

		17,368,962

Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust	5,475	134,466
Agree Realty Corp.	1,095	52,713
Alexander’s, Inc.	219	79,576
Alexandria Real Estate Equities, Inc.	2,847	369,256
Altisource Residential Corp.(a)	9,198	101,270
American Assets Trust, Inc.	2,847	100,385
American Campus Communities, Inc.	3,285	126,341
American Homes 4 Rent, Class A	219	4,553
American Tower Corp.	12,483	1,843,739
Apartment Investment & Management Co., Class A	4,380	183,259
Apple Hospitality REIT, Inc.	49,932	973,175
Ashford Hospitality Prime, Inc.	15,987	144,203
Ashford Hospitality Trust, Inc.	22,557	145,267
AvalonBay Communities, Inc.	4,161	709,034
Boston Properties, Inc.	4,161	514,757
Brandywine Realty Trust	13,359	239,660
Brixmor Property Group, Inc.	219	3,554
Camden Property Trust	2,409	208,523
Cedar Realty Trust, Inc.	6,132	31,335
Chatham Lodging Trust	1,095	24,528
Chesapeake Lodging Trust	7,227	197,803
Colony NorthStar, Inc., Class A(a)	51,903	466,089
CoreCivic, Inc.	22,119	513,382
CorEnergy Infrastructure Trust, Inc.(a)	1,095	41,971
CoreSite Realty Corp.(a)	2,628	284,665
Corporate Office Properties Trust	9,198	251,105
Cousins Properties, Inc.(a)	9,198	82,782
Crown Castle International Corp.	12,045	1,358,315
CubeSmart	12,702	349,686
CyrusOne, Inc.(a)	2,847	164,243
DCT Industrial Trust, Inc.	5,694	337,028
DDR Corp.(a)	100,740	818,009
DiamondRock Hospitality Co.	37,887	445,551
Digital Realty Trust, Inc.(a)	7,008	784,546
Douglas Emmett, Inc.	2,409	93,156
Duke Realty Corp.	11,169	294,973

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
EastGroup Properties, Inc.(a)	1,095	95,057
Education Realty Trust, Inc.	4,161	137,438
Empire State Realty Trust, Inc., Class A	7,008	137,006
EPR Properties	4,818	284,551
Equinix, Inc.	1,971	897,180
Equity Commonwealth*	16,425	491,272
Equity LifeStyle Properties, Inc.	1,533	132,329
Equity Residential	10,512	647,644
Essex Property Trust, Inc.	1,971	459,204
Extra Space Storage, Inc.	5,037	420,489
Federal Realty Investment Trust(a)	3,942	476,194
First Industrial Realty Trust, Inc.	9,417	290,609
Forest City Realty Trust, Inc., Class A	7,008	164,478
Franklin Street Properties Corp.(a)	4,818	48,855
Gaming and Leisure Properties, Inc.	3,942	143,646
GEO Group, Inc. (The)	17,082	385,199
Getty Realty Corp.(a)	876	22,986
GGP, Inc.	11,169	257,222
Global Net Lease, Inc.	219	4,016
Government Properties Income Trust	10,950	187,902
Gramercy Property Trust	2,628	66,331
HCP, Inc.	876	21,094
Healthcare Realty Trust, Inc.	5,694	170,080
Healthcare Trust of America, Inc., Class A	5,037	139,072
Hersha Hospitality Trust(a)	6,351	117,811
Highwoods Properties, Inc.	5,475	262,143
Hospitality Properties Trust	657	18,665
Host Hotels & Resorts, Inc.	25,404	527,387
Hudson Pacific Properties, Inc.	5,694	182,037
InfraREIT, Inc.	5,913	112,229
Invitation Homes, Inc.	13,075	294,057
Iron Mountain, Inc.	11,169	391,250
iStar, Inc.*(a)	26,937	284,185
Kilroy Realty Corp.	1,533	109,334
Kimco Realty Corp.	1,533	24,390
Kite Realty Group Trust(a)	26,718	450,465
Lamar Advertising Co., Class A(a)	1,752	126,144
LaSalle Hotel Properties(a)	34,602	1,056,745
Lexington Realty Trust	1,971	17,778
Liberty Property Trust	438	18,138
Life Storage, Inc.	4,599	382,177
LTC Properties, Inc.	3,066	125,645
Macerich Co. (The)	219	14,141
Medical Properties Trust, Inc.(a)	42,705	558,581
Mid-America Apartment Communities, Inc.	4,818	459,493
National Health Investors, Inc.	2,628	185,353
National Retail Properties, Inc.(a)	11,826	469,256
New Senior Investment Group, Inc.	219	1,678
NorthStar Realty Europe Corp.	11,388	135,859
Omega Healthcare Investors, Inc.(a)	4,161	112,513
Park Hotels & Resorts, Inc.	1,752	50,650
Pebblebrook Hotel Trust(a)	2,409	93,951
Pennsylvania REIT(a)	28,908	322,613

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Piedmont Office Realty Trust, Inc., Class A	5,913	115,422
Preferred Apartment Communities, Inc., Class A	7,884	131,426
Prologis, Inc.	13,578	884,064
PS Business Parks, Inc.	876	106,968
Public Storage	5,256	1,028,915
QTS Realty Trust, Inc., Class A(a)	1,095	54,531
Ramco-Gershenson Properties Trust	657	8,686
Rayonier, Inc.	4,380	142,175
Realty Income Corp.	5,037	267,925
Regency Centers Corp.	7,665	482,205
Retail Opportunity Investments Corp.(a)	5,256	96,553
Retail Properties of America, Inc., Class A	17,520	211,116
RLJ Lodging Trust(a)	9,417	217,721
Ryman Hospitality Properties, Inc.	5,475	419,111
Sabra Health Care REIT, Inc.(a)	39,420	713,502
Saul Centers, Inc.	657	35,958
SBA Communications Corp.*	2,628	458,586
Select Income REIT	9,855	220,358
Senior Housing Properties Trust	10,731	185,968
Simon Property Group, Inc.	11,388	1,860,458
SL Green Realty Corp.	1,314	132,083
Spirit Realty Capital, Inc.	219	1,789
STAG Industrial, Inc.	3,504	88,721
STORE Capital Corp.	11,388	279,120
Summit Hotel Properties, Inc.	26,937	417,254
Sun Communities, Inc.	3,942	350,207
Sunstone Hotel Investors, Inc.	7,665	129,155
Tanger Factory Outlet Centers, Inc.(a)	9,855	248,149
Terreno Realty Corp.	219	7,796
UDR, Inc.	7,446	272,002
Uniti Group, Inc.*(a)	57,159	904,827
Universal Health Realty Income Trust(a)	2,628	174,893
Urban Edge Properties(a)	1,095	25,601
Urstadt Biddle Properties, Inc., Class A	219	4,253
Ventas, Inc.	10,512	588,357
VEREIT, Inc.	34,164	245,981
Vornado Realty Trust	3,285	235,469
Washington Prime Group, Inc.(a)	7,884	51,877
Washington REIT	3,723	106,701
Weingarten Realty Investors	6,570	194,144
Welltower, Inc.	9,417	564,737
Weyerhaeuser Co.	25,404	953,666
Xenia Hotels & Resorts, Inc.	20,367	452,147

		39,527,997

Food & Staples Retailing - 1.8%
Andersons, Inc. (The)(a)	8,103	276,312
Casey’s General Stores, Inc.(a)	1,971	238,708
Costco Wholesale Corp.	15,111	2,944,681
CVS Health Corp.	40,953	3,222,592
Ingles Markets, Inc., Class A(a)	1,971	66,226

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - (continued)
Kroger Co. (The)	45,771	1,389,608
Performance Food Group Co.*	25,404	872,627
PriceSmart, Inc.(a)	657	55,976
Rite Aid Corp.*(a)	374,490	816,388
SpartanNash Co.	8,103	197,470
Sprouts Farmers Market, Inc.*(a)	25,623	715,650
SUPERVALU, Inc.*(a)	10,950	173,448
Sysco Corp.(a)	13,578	853,649
United Natural Foods, Inc.*(a)	23,652	1,125,835
Walgreens Boots Alliance, Inc.	34,383	2,587,665
Walmart, Inc.	70,080	7,470,528
Weis Markets, Inc.(a)	219	8,707

		23,016,070

Food Products - 1.1%
Archer-Daniels-Midland Co.	16,644	714,860
B&G Foods, Inc.(a)	17,958	592,614
Blue Buffalo Pet Products, Inc.*(a)	3,066	104,183
Bunge Ltd.	2,847	226,137
Calavo Growers, Inc.(a)	1,314	114,318
Cal-Maine Foods, Inc.*(a)	8,322	354,101
Campbell Soup Co.(a)	3,504	163,111
Conagra Brands, Inc.	12,702	482,676
Darling Ingredients, Inc.*	26,937	499,412
Dean Foods Co.	20,586	213,477
Flowers Foods, Inc.	876	17,178
Fresh Del Monte Produce, Inc.(a)	9,417	445,518
Freshpet, Inc.*	876	16,118
General Mills, Inc.(a)	22,557	1,319,359
Hain Celestial Group, Inc. (The)*(a)	4,599	175,406
Hershey Co. (The)	3,942	434,921
Hormel Foods Corp.(a)	6,351	218,030
Ingredion, Inc.	2,190	314,572
J&J Snack Foods Corp.	1,533	212,229
JM Smucker Co. (The)	2,190	277,889
Kellogg Co.(a)	5,037	343,070
Kraft Heinz Co. (The)	14,016	1,098,714
Lancaster Colony Corp.	1,314	168,718
Landec Corp.*	1,314	17,279
McCormick & Co., Inc. (Non-Voting)(a)	2,847	309,668
Mondelez International, Inc., Class A	37,887	1,682,183
Pilgrim’s Pride Corp.*	5,037	139,877
Pinnacle Foods, Inc.	5,475	339,121
Post Holdings, Inc.*(a)	4,599	348,006
Sanderson Farms, Inc.(a)	5,694	722,569
Seaboard Corp.	24	104,064
Snyder’s-Lance, Inc.	5,913	295,532
Tootsie Roll Industries, Inc.(a)	1,971	70,562
TreeHouse Foods, Inc.*	12,483	588,698
Tyson Foods, Inc., Class A	9,198	700,060

		13,824,230

Gas Utilities - 0.2%
Atmos Energy Corp.	1,533	127,086
Chesapeake Utilities Corp.	3,066	225,351
New Jersey Resources Corp.	8,322	322,893
Northwest Natural Gas Co.	219	12,560

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Gas Utilities - (continued)
ONE Gas, Inc.	4,161	294,724
South Jersey Industries, Inc.	8,541	251,447
Southwest Gas Holdings, Inc.	3,285	241,710
Spire, Inc.(a)	3,942	262,143
UGI Corp.	3,942	180,425
WGL Holdings, Inc.	4,599	387,328

		2,305,667

Health Care Equipment & Supplies - 2.1%
Abaxis, Inc.	1,095	78,457
Abbott Laboratories	58,692	3,648,295
ABIOMED, Inc.*	2,847	669,045
Align Technology, Inc.*	3,723	975,426
Analogic Corp.	438	36,310
AngioDynamics, Inc.*	1,533	26,689
Anika Therapeutics, Inc.*(a)	1,095	73,058
AtriCure, Inc.*(a)	1,095	17,859
Baxter International, Inc.	20,586	1,482,810
Becton Dickinson and Co.	7,243	1,759,614
Boston Scientific Corp.*	28,470	796,021
Cantel Medical Corp.	2,847	315,818
Cardiovascular Systems, Inc.*	876	21,646
Cerus Corp.*	2,847	12,612
CONMED Corp.	5,256	303,692
Cooper Cos., Inc. (The)	876	214,331
Danaher Corp.	17,082	1,730,065
DENTSPLY SIRONA, Inc.(a)	4,818	292,983
DexCom, Inc.*(a)	3,942	229,424
Edwards Lifesciences Corp.*	5,694	720,746
Globus Medical, Inc., Class A*	5,694	262,152
Halyard Health, Inc.*	8,760	427,576
Hill-Rom Holdings, Inc.	4,380	373,745
Hologic, Inc.*	7,884	336,647
ICU Medical, Inc.*(a)	1,095	250,700
IDEXX Laboratories, Inc.*	2,628	491,541
Insulet Corp.*(a)	2,190	167,601
Integer Holdings Corp.*	10,731	538,160
Integra LifeSciences Holdings Corp.*(a)	5,694	299,846
Intuitive Surgical, Inc.*	2,628	1,134,429
Invacare Corp.(a)	7,008	128,947
Lantheus Holdings, Inc.*	5,475	125,925
Masimo Corp.*	4,818	454,048
Medtronic plc	37,230	3,197,685
Merit Medical Systems, Inc.*	4,599	213,624
Natus Medical, Inc.*	2,847	88,399
Neogen Corp.*	3,795	224,019
Nevro Corp.*(a)	1,314	105,462
NuVasive, Inc.*	3,942	192,645
NxStage Medical, Inc.*	3,285	82,224
OraSure Technologies, Inc.*	876	19,062
Orthofix International NV*	4,818	276,746
Quidel Corp.*	219	10,026
ResMed, Inc.	2,847	286,949
Stryker Corp.	11,826	1,943,958
Surmodics, Inc.*	438	12,833
Teleflex, Inc.	2,409	669,100
Varian Medical Systems, Inc.*	1,533	195,457
West Pharmaceutical Services, Inc.	4,818	482,764
Wright Medical Group NV*(a)	2,409	54,805
Zimmer Biomet Holdings, Inc.	5,913	751,661

		27,203,637

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc.*(a)	15,549	529,910
Aceto Corp.	4,380	48,224
Aetna, Inc.	11,826	2,209,333
Almost Family, Inc.*	1,971	112,446
Amedisys, Inc.*(a)	4,818	258,341
American Renal Associates Holdings, Inc.*	2,847	53,837
AmerisourceBergen Corp.	8,103	807,626
AMN Healthcare Services, Inc.*(a)	22,995	1,233,682
Anthem, Inc.	12,045	2,985,353
BioTelemetry, Inc.*(a)	219	7,479
Brookdale Senior Living, Inc.*	51,903	493,078
Capital Senior Living Corp.*(a)	876	9,881
Cardinal Health, Inc.	9,855	707,490
Centene Corp.*	9,417	1,009,879
Chemed Corp.	1,752	456,519
Cigna Corp.	6,570	1,368,859
Community Health Systems, Inc.*(a)	49,275	278,404
CorVel Corp.*	657	33,934
DaVita, Inc.*	4,161	324,724
Diplomat Pharmacy, Inc.*	13,578	366,470
Encompass Health Corp.	11,826	625,832
Ensign Group, Inc. (The)(a)	13,140	302,614
Envision Healthcare Corp.*(a)	5,037	181,282
Express Scripts Holding Co.*	23,871	1,890,106
HCA Healthcare, Inc.*	13,359	1,351,396
Henry Schein, Inc.*(a)	3,942	298,331
Humana, Inc.	4,161	1,172,695
Kindred Healthcare, Inc.	27,594	253,865
Laboratory Corp. of America Holdings*	4,818	840,741
LHC Group, Inc.*(a)	2,409	151,285
LifePoint Health, Inc.*(a)	6,570	324,887
Magellan Health, Inc.*	5,913	588,935
McKesson Corp.	10,074	1,701,297
MEDNAX, Inc.*	27,375	1,445,674
Molina Healthcare, Inc.*	14,673	1,340,525
Owens & Minor, Inc.(a)	19,491	410,480
Patterson Cos., Inc.(a)	19,491	699,532
Premier, Inc., Class A*(a)	1,314	42,639
Providence Service Corp. (The)*	2,409	154,971
Quest Diagnostics, Inc.	4,599	486,666
Select Medical Holdings Corp.*	25,404	449,651
Surgery Partners, Inc.*(a)	2,190	34,055
Tenet Healthcare Corp.*(a)	26,718	504,436
Tivity Health, Inc.*(a)	2,628	101,835
Triple-S Management Corp., Class B*	6,351	145,946
UnitedHealth Group, Inc.	30,879	7,311,530
Universal Health Services, Inc., Class B	5,694	691,821
US Physical Therapy, Inc.	1,314	99,798
WellCare Health Plans, Inc.*	3,066	645,025

		37,543,319

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	62,415	930,608
athenahealth, Inc.*(a)	1,095	137,215
Cerner Corp.*	8,103	560,160
Computer Programs & Systems, Inc.(a)	2,628	78,709
HealthStream, Inc.*	438	10,302
Medidata Solutions, Inc.*(a)	3,504	238,657
Omnicell, Inc.*	3,504	171,871
Vocera Communications, Inc.*	4,161	121,917

		2,249,439

Hotels, Restaurants & Leisure - 1.9%
Aramark	2,190	100,324
Belmond Ltd., Class A*	2,190	28,251
BJ’s Restaurants, Inc.	1,971	74,405
Bloomin’ Brands, Inc.	36,135	796,054
Boyd Gaming Corp.(a)	14,235	561,855
Brinker International, Inc.	11,169	405,881
Buffalo Wild Wings, Inc.*(a)	1,314	206,298
Caesars Entertainment Corp.*	17,301	241,349
Carnival Corp.	23,652	1,693,720
Cheesecake Factory, Inc. (The)(a)	6,351	312,406
Chipotle Mexican Grill, Inc.*(a)	219	71,122
Choice Hotels International, Inc.	1,971	161,918
Churchill Downs, Inc.	1,095	283,605
Cracker Barrel Old Country Store, Inc.(a)	1,752	309,193
Darden Restaurants, Inc.	3,942	377,841
Denny’s Corp.*	12,483	187,120
DineEquity, Inc.(a)	3,504	194,051
Domino’s Pizza, Inc.(a)	2,847	617,372
Dunkin’ Brands Group, Inc.	1,971	127,425
Eldorado Resorts, Inc.*(a)	2,847	98,364
Hilton Worldwide Holdings, Inc.	3,942	337,632
Hyatt Hotels Corp., Class A*	3,066	249,266
ILG, Inc.(a)	14,673	460,879
International Speedway Corp., Class A	1,752	81,293
Jack in the Box, Inc.	2,628	239,122
Las Vegas Sands Corp.	7,665	594,191
Marcus Corp. (The)	4,161	108,186
Marriott International, Inc., Class A	8,979	1,322,966
Marriott Vacations Worldwide Corp.(a)	3,285	500,404
McDonald’s Corp.	26,061	4,460,080
MGM Resorts International	10,950	399,127
Norwegian Cruise Line Holdings Ltd.*	6,789	412,364
Papa John’s International, Inc.(a)	3,066	198,953
Penn National Gaming, Inc.*(a)	23,652	754,735
Pinnacle Entertainment, Inc.*	15,768	509,149
Red Robin Gourmet Burgers, Inc.*(a)	3,066	161,425
Red Rock Resorts, Inc., Class A(a)	5,037	174,935
Royal Caribbean Cruises Ltd.	7,446	994,413

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Ruth’s Hospitality Group, Inc.	3,066	72,664
Scientific Games Corp., Class A*	11,388	531,250
SeaWorld Entertainment, Inc.*(a)	18,834	287,218
Six Flags Entertainment Corp.(a)	3,285	221,935
Sonic Corp.	5,037	130,156
Starbucks Corp.	38,106	2,164,802
Texas Roadhouse, Inc.(a)	4,161	244,334
Vail Resorts, Inc.	2,409	526,511
Wendy’s Co. (The)(a)	20,148	325,995
Wyndham Worldwide Corp.	2,190	271,845
Wynn Resorts Ltd.	1,752	290,114
Yum Brands, Inc.	9,855	833,634
Zoe’s Kitchen, Inc.*(a)	1,971	29,013

		24,737,145

Household Durables - 1.0%
Beazer Homes USA, Inc.*	29,127	540,015
CalAtlantic Group, Inc.	6,132	344,189
Cavco Industries, Inc.*	657	100,619
DR Horton, Inc.	19,272	945,292
Ethan Allen Interiors, Inc.	657	16,326
Garmin Ltd.	876	55,135
GoPro, Inc., Class A*(a)	9,198	50,313
Hamilton Beach Brands Holding Co.*	56	1,440
Helen of Troy Ltd.*	8,979	836,394
Hooker Furniture Corp.	876	32,543
Hovnanian Enterprises, Inc., Class A*(a)	12,264	24,896
iRobot Corp.*(a)	1,533	136,054
KB Home(a)	38,982	1,228,713
La-Z-Boy, Inc.	4,380	132,057
Leggett & Platt, Inc.(a)	2,409	112,043
Lennar Corp., Class A	15,330	960,578
Lennar Corp., Class B	321	16,255
LGI Homes, Inc.*	4,818	326,082
M/I Homes, Inc.*	3,066	99,154
MDC Holdings, Inc.(a)	8,747	294,861
Meritage Homes Corp.*(a)	10,074	478,011
Mohawk Industries, Inc.*	1,971	553,969
Newell Brands, Inc.	10,731	283,728
NVR, Inc.*	201	638,812
PulteGroup, Inc.(a)	16,644	529,778
Taylor Morrison Home Corp., Class A*	17,739	451,103
Tempur Sealy International, Inc.*(a)	7,665	457,141
Toll Brothers, Inc.(a)	5,037	234,623
TRI Pointe Group, Inc.*(a)	69,642	1,135,861
Tupperware Brands Corp.	15,768	910,760
Universal Electronics, Inc.*(a)	2,847	131,247
Whirlpool Corp.(a)	4,161	754,889
William Lyon Homes, Class A*(a)	10,731	291,347

		13,104,228

Household Products - 1.0%
Central Garden & Pet Co., Class A*	9,636	363,470
Church & Dwight Co., Inc.(a)	6,570	320,944
Clorox Co. (The)	3,285	465,452
Colgate-Palmolive Co.	27,375	2,032,320

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Products - (continued)
Energizer Holdings, Inc.(a)	3,285	191,253
HRG Group, Inc.*	30,003	547,555
Kimberly-Clark Corp.	12,921	1,511,757
Procter & Gamble Co. (The)	77,307	6,674,686
Spectrum Brands Holdings, Inc.(a)	2,190	259,427
WD-40 Co.(a)	1,533	189,709

		12,556,573

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.(a)	219	2,531
Calpine Corp.*	34,821	525,449
Dynegy, Inc.*(a)	73,584	921,272
NRG Energy, Inc.	21,681	563,923
NRG Yield, Inc., Class A	657	12,371
NRG Yield, Inc., Class C	31,098	587,752
Ormat Technologies, Inc.(a)	3,285	230,213

		2,843,511

Industrial Conglomerates - 1.0%
3M Co.	17,082	4,279,041
Carlisle Cos., Inc.	1,533	175,084
General Electric Co.	250,536	4,051,167
Honeywell International, Inc.	21,462	3,426,837
Roper Technologies, Inc.	2,847	798,840

		12,730,969

Insurance - 3.4%
Aflac, Inc.	14,892	1,313,474
Alleghany Corp.*	438	274,933
Allstate Corp. (The)	16,644	1,643,928
Ambac Financial Group, Inc.*	14,016	227,059
American Equity Investment Life Holding Co.	22,776	751,608
American Financial Group, Inc.	1,533	173,750
American International Group, Inc.	45,990	2,939,681
American National Insurance Co.	2,847	359,832
AMERISAFE, Inc.(a)	1,533	93,130
AmTrust Financial Services, Inc.(a)	16,863	226,301
Aon plc	7,884	1,120,868
Arch Capital Group Ltd.*	5,256	477,981
Argo Group International Holdings Ltd.	7,008	429,590
Arthur J Gallagher & Co.	7,884	538,635
Aspen Insurance Holdings Ltd.	18,834	703,450
Assurant, Inc.	2,847	260,444
Assured Guaranty Ltd.	9,417	335,151
Athene Holding Ltd., Class A*	10,293	516,297
Axis Capital Holdings Ltd.	4,161	210,255
Brown & Brown, Inc.	4,161	218,369
Chubb Ltd.	22,119	3,453,882
Cincinnati Financial Corp.	4,818	370,504
CNO Financial Group, Inc.	59,130	1,454,007
Employers Holdings, Inc.	3,066	129,998
Enstar Group Ltd.*	1,971	409,180
Erie Indemnity Co., Class A	219	26,008
Everest Re Group Ltd.	1,095	251,631
FBL Financial Group, Inc., Class A	2,847	198,151
First American Financial Corp.	8,760	517,453
FNF Group	3,504	136,586
Genworth Financial, Inc., Class A*	144,540	442,292

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Greenlight Capital Re Ltd., Class A*	6,570	133,042
Hanover Insurance Group, Inc. (The)	5,037	569,937
Hartford Financial Services Group, Inc. (The)	13,797	810,712
HCI Group, Inc.(a)	1,095	38,270
Heritage Insurance Holdings, Inc.(a)	2,190	37,296
Horace Mann Educators Corp.	9,636	397,967
Infinity Property & Casualty Corp.	2,628	266,085
Kemper Corp.(a)	7,008	454,469
Lincoln National Corp.	14,454	1,196,791
Loews Corp.	15,549	803,106
Maiden Holdings Ltd.	10,293	72,566
Markel Corp.*	438	502,688
Marsh & McLennan Cos., Inc.	14,454	1,207,198
MBIA, Inc.*(a)	26,937	197,718
Mercury General Corp.(a)	7,227	353,762
MetLife, Inc.	49,056	2,358,122
National General Holdings Corp.	13,578	271,832
National Western Life Group, Inc., Class A	438	141,868
Navigators Group, Inc. (The)	6,132	298,015
Old Republic International Corp.	16,425	352,973
Primerica, Inc.	5,037	508,737
Principal Financial Group, Inc.	11,826	799,438
ProAssurance Corp.	4,818	263,545
Progressive Corp. (The)	21,681	1,172,942
Prudential Financial, Inc.	20,367	2,420,007
Reinsurance Group of America, Inc.	1,314	205,838
RenaissanceRe Holdings Ltd.	1,971	250,593
RLI Corp.(a)	2,847	182,948
Safety Insurance Group, Inc.	2,190	170,053
Selective Insurance Group, Inc.(a)	8,103	472,000
Stewart Information Services Corp.(a)	3,066	136,468
Third Point Reinsurance Ltd.*	4,818	68,657
Torchmark Corp.	4,818	437,715
Travelers Cos., Inc. (The)	14,454	2,166,944
United Fire Group, Inc.	5,256	228,058
Universal Insurance Holdings, Inc.(a)	7,008	206,035
Unum Group	8,760	465,944
Validus Holdings Ltd.(a)	18,396	1,245,409
White Mountains Insurance Group Ltd.	219	183,938
Willis Towers Watson plc	3,942	632,573
WR Berkley Corp.	3,066	223,757
XL Group Ltd.	14,673	540,553

		43,650,997

Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc.*	12,045	17,475,970
Expedia, Inc.	2,847	364,444
FTD Cos., Inc.*	8,103	47,484
Groupon, Inc.*(a)	29,346	155,240

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Internet & Direct Marketing Retail - (continued)
Liberty Expedia Holdings, Inc., Class A*(a)	9,636	451,832
Liberty Interactive Corp. QVC Group, Class A*	44,609	1,253,067
Liberty TripAdvisor Holdings, Inc., Class A*	438	3,854
Liberty Ventures, Series A*	1,095	64,528
Netflix, Inc.*	14,235	3,847,720
Nutrisystem, Inc.(a)	3,942	170,492
PetMed Express, Inc.(a)	876	39,595
Priceline Group, Inc. (The)*	1,314	2,512,434
Shutterfly, Inc.*	1,752	119,399
TripAdvisor, Inc.*	7,446	258,153
Wayfair, Inc., Class A*	2,190	201,502

		26,965,714

Internet Software & Services - 3.2%
Akamai Technologies, Inc.*	5,475	366,770
Alphabet, Inc., Class A*	7,227	8,543,904
Alphabet, Inc., Class C*	10,731	12,554,626
Blucora, Inc.*	14,673	358,021
Care.com, Inc.*	1,971	36,148
Cars.com, Inc.*(a)	14,892	442,143
Cimpress NV*(a)	2,628	334,833
Cornerstone OnDemand, Inc.*	1,752	72,060
CoStar Group, Inc.*	1,533	530,587
eBay, Inc.*	26,718	1,084,216
Endurance International Group Holdings, Inc.*	13,359	110,880
Envestnet, Inc.*	1,752	94,170
Etsy, Inc.*	3,066	57,518
Facebook, Inc., Class A*	71,832	13,424,683
Gogo, Inc.*(a)	1,095	10,556
GrubHub, Inc.*(a)	3,504	253,164
IAC/InterActiveCorp*	1,095	158,742
j2 Global, Inc.(a)	3,942	315,321
LogMeIn, Inc.(a)	2,190	275,502
Meet Group, Inc. (The)*(a)	30,660	84,622
MercadoLibre, Inc.(a)	657	254,325
NIC, Inc.	2,409	39,989
Nutanix, Inc., Class A*	2,847	91,389
Pandora Media, Inc.*	219	1,047
Quotient Technology, Inc.*	2,409	28,426
SPS Commerce, Inc.*	657	34,558
Stamps.com, Inc.*(a)	1,314	267,859
Twilio, Inc., Class A*(a)	2,190	57,466
Twitter, Inc.*	15,987	412,624
VeriSign, Inc.*	2,847	327,177
Web.com Group, Inc.*	12,702	295,322
XO Group, Inc.*	2,409	46,012
Yelp, Inc.*	438	19,193
Zillow Group, Inc., Class A*	6,570	294,270
Zillow Group, Inc., Class C*	2,847	126,578

		41,404,701

IT Services - 3.4%
Accenture plc, Class A	19,929	3,202,590
Acxiom Corp.*	2,628	71,140
Alliance Data Systems Corp.	2,409	618,294
Automatic Data Processing, Inc.	13,140	1,624,498

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
IT Services - (continued)
Black Knight, Inc.*	2,280	112,860
Blackhawk Network Holdings, Inc.*(a)	9,417	428,003
Booz Allen Hamilton Holding Corp.	9,417	368,958
Broadridge Financial Solutions, Inc.	2,847	274,479
CACI International, Inc., Class A*	7,446	1,046,535
Cardtronics plc, Class A*	17,082	417,826
Cass Information Systems, Inc.	480	27,816
Cognizant Technology Solutions Corp., Class A	17,739	1,383,287
Conduent, Inc.*	40,953	671,629
Convergys Corp.	28,908	672,689
CoreLogic, Inc.*	6,351	300,783
CSG Systems International, Inc.	5,694	257,198
CSRA, Inc.	1,314	43,730
DST Systems, Inc.	4,380	365,161
DXC Technology Co.	9,636	959,264
EPAM Systems, Inc.*	1,971	231,553
Euronet Worldwide, Inc.*	3,723	349,478
Everi Holdings, Inc.*	13,578	105,094
ExlService Holdings, Inc.*	1,314	79,826
Fidelity National Information Services, Inc.	6,789	694,922
First Data Corp., Class A*	33,507	593,074
Fiserv, Inc.*	7,446	1,048,695
FleetCor Technologies, Inc.*	2,628	558,450
Gartner, Inc.*(a)	2,847	394,993
Genpact Ltd.	7,008	237,852
Global Payments, Inc.	4,380	489,597
International Business Machines Corp.	36,792	6,022,850
Jack Henry & Associates, Inc.	1,971	245,705
Leidos Holdings, Inc.	5,475	364,635
ManTech International Corp., Class A	4,818	250,873
Mastercard, Inc., Class A	26,061	4,404,309
MAXIMUS, Inc.	4,599	313,560
MoneyGram International, Inc.*	3,285	39,683
Net 1 UEPS Technologies, Inc.*(a)	8,103	97,479
Paychex, Inc.	8,760	597,870
PayPal Holdings, Inc.*	29,565	2,522,486
Perficient, Inc.*	13,140	254,522
Sabre Corp.(a)	219	4,549
Science Applications International Corp.	3,285	251,795
Sykes Enterprises, Inc.*	10,512	326,082
Syntel, Inc.*(a)	11,388	256,799
Teradata Corp.*(a)	13,797	558,779
Total System Services, Inc.	5,256	467,048
Travelport Worldwide Ltd.	39,858	542,467
TTEC Holdings, Inc.	4,599	182,580
Unisys Corp.*(a)	219	1,949
Virtusa Corp.*	7,884	351,784
Visa, Inc., Class A	52,779	6,556,735
Western Union Co. (The)	17,958	373,347
WEX, Inc.*(a)	1,752	271,227
Worldpay, Inc.*	3,285	263,818

		43,153,205

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Leisure Products - 0.1%
Acushnet Holdings Corp.	5,913	126,834
American Outdoor Brands Corp.*(a)	13,797	164,598
Brunswick Corp.	5,694	357,469
Callaway Golf Co.	5,913	87,335
Hasbro, Inc.	3,066	289,952
Mattel, Inc.(a)	10,731	169,979
Nautilus, Inc.*(a)	438	5,628
Polaris Industries, Inc.(a)	2,628	296,990
Sturm Ruger & Co., Inc.(a)	2,847	150,749
Vista Outdoor, Inc.*(a)	19,053	288,653

		1,938,187

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	5,913	434,191
Bio-Rad Laboratories, Inc., Class A*	219	56,618
Bio-Techne Corp.	2,409	337,959
Bruker Corp.	5,256	187,166
Cambrex Corp.*(a)	4,380	246,813
Charles River Laboratories International, Inc.*(a)	3,285	346,370
Illumina, Inc.*	3,942	917,067
IQVIA Holdings, Inc.*	5,256	537,111
Mettler-Toledo International, Inc.*	876	591,528
NeoGenomics, Inc.*(a)	4,599	35,504
PerkinElmer, Inc.	1,971	157,995
Syneos Health, Inc.*	876	33,595
Thermo Fisher Scientific, Inc.	11,607	2,601,245
Waters Corp.*	1,533	330,530

		6,813,692

Machinery - 2.3%
Actuant Corp., Class A(a)	1,095	27,101
AGCO Corp.	3,285	238,557
Alamo Group, Inc.	876	100,766
Albany International Corp., Class A	3,942	250,120
Altra Industrial Motion Corp.	1,314	68,854
American Railcar Industries, Inc.(a)	1,314	51,535
Astec Industries, Inc.	1,752	109,325
Barnes Group, Inc.	7,008	461,056
Briggs & Stratton Corp.(a)	3,066	74,136
Caterpillar, Inc.	20,148	3,279,691
Chart Industries, Inc.*	7,665	379,954
CIRCOR International, Inc.(a)	2,409	127,725
Colfax Corp.*	11,169	446,983
Columbus McKinnon Corp.	876	35,872
Crane Co.	5,475	547,171
Cummins, Inc.	8,541	1,605,708
Deere & Co.	10,731	1,785,853
Douglas Dynamics, Inc.(a)	2,190	90,228
Dover Corp.	5,694	604,760
Energy Recovery, Inc.*(a)	4,818	37,243
EnPro Industries, Inc.	1,095	96,349
ESCO Technologies, Inc.	657	40,176
Federal Signal Corp.	5,037	102,453
Flowserve Corp.(a)	657	29,775

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Fortive Corp.	7,008	532,748
Franklin Electric Co., Inc.	1,533	69,445
Global Brass & Copper Holdings, Inc.	6,132	197,144
Gorman-Rupp Co. (The)	1,095	30,956
Graco, Inc.	2,628	122,990
Greenbrier Cos., Inc. (The)(a)	8,322	417,348
Hillenbrand, Inc.	10,512	465,682
IDEX Corp.	1,533	219,955
Illinois Tool Works, Inc.	10,512	1,825,619
Ingersoll-Rand plc	6,351	600,995
ITT, Inc.	6,132	343,392
John Bean Technologies Corp.(a)	3,723	423,491
Kadant, Inc.	3,285	329,321
Lincoln Electric Holdings, Inc.	1,533	149,575
Lindsay Corp.(a)	219	19,537
Lydall, Inc.*	4,161	198,896
Manitowoc Co., Inc. (The)*(a)	4,268	171,061
Meritor, Inc.*	21,681	591,458
Middleby Corp. (The)*(a)	3,066	417,773
Mueller Industries, Inc.	4,818	159,428
Mueller Water Products, Inc., Class A	10,950	127,349
Navistar International Corp.*(a)	10,950	501,838
NN, Inc.(a)	8,760	252,288
Nordson Corp.(a)	876	125,899
Oshkosh Corp.	4,380	397,354
PACCAR, Inc.	15,549	1,159,333
Parker-Hannifin Corp.	5,037	1,014,553
Pentair plc	2,628	187,902
Proto Labs, Inc.*	438	47,895
RBC Bearings, Inc.*	1,752	220,752
Rexnord Corp.*	36,354	1,021,911
Snap-on, Inc.(a)	1,314	225,101
SPX Corp.*	21,462	670,688
SPX FLOW, Inc.*	9,417	436,666
Standex International Corp.	1,971	206,856
Stanley Black & Decker, Inc.	4,599	764,492
Sun Hydraulics Corp.(a)	876	54,382
Tennant Co.(a)	1,095	73,803
Terex Corp.	10,512	494,274
Timken Co. (The)	9,636	506,372
Titan International, Inc.	7,008	93,276
Toro Co. (The)	7,884	517,585
TriMas Corp.*	9,855	262,143
Trinity Industries, Inc.	16,644	573,719
Wabash National Corp.(a)	17,739	458,198
WABCO Holdings, Inc.*	1,533	236,680
Wabtec Corp.(a)	1,752	141,982
Watts Water Technologies, Inc., Class A	2,190	174,653
Woodward, Inc.	4,380	339,538
Xylem, Inc.(a)	3,285	237,374

		29,403,061

Marine - 0.0%(c)
Kirby Corp.*(a)	438	32,806
Matson, Inc.	3,285	112,380

		145,186

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - 2.7%
AMC Entertainment Holdings, Inc., Class A(a)	19,710	252,288
AMC Networks, Inc., Class A*(a)	21,900	1,129,821
CBS Corp. (Non-Voting), Class B	12,045	693,913
Charter Communications, Inc., Class A*	6,789	2,561,150
Cinemark Holdings, Inc.(a)	24,528	902,630
Comcast Corp., Class A	202,356	8,606,201
Discovery Communications, Inc., Class A*	219	5,490
Discovery Communications, Inc., Class C*	16,206	386,675
DISH Network Corp., Class A*	2,628	123,253
Entercom Communications Corp., Class A	10,512	116,158
Entravision Communications Corp., Class A	13,140	91,323
EW Scripps Co. (The), Class A*(a)	9,417	150,766
Gannett Co., Inc.(a)	18,834	222,241
Gray Television, Inc.*	3,066	50,129
IMAX Corp.*(a)	4,818	95,637
Interpublic Group of Cos., Inc. (The)	7,884	172,581
John Wiley & Sons, Inc., Class A	4,599	291,577
Liberty Broadband Corp., Class A*	8,979	849,773
Liberty Media Corp.-Liberty Braves, Class C*	5,475	128,717
Liberty Media Corp.-Liberty Formula One, Class A*	13,578	484,463
Liberty Media Corp.-Liberty Formula One, Class C*	1,971	74,287
Liberty Media Corp.-Liberty SiriusXM, Class A*	2,409	108,429
Liberty Media Corp.-Liberty SiriusXM, Class C*	5,256	235,521
Lions Gate Entertainment Corp., Class A*	2,190	74,110
Lions Gate Entertainment Corp., Class B*	2,190	70,080
Live Nation Entertainment, Inc.*	10,074	453,934
Meredith Corp.(a)	8,322	550,417
MSG Networks, Inc., Class A*	14,892	357,408
National CineMedia, Inc.	8,322	55,757
New Media Investment Group, Inc.(a)	17,082	288,686
New York Times Co. (The), Class A(a)	12,921	300,413
News Corp., Class A	4,380	74,942
News Corp., Class B	1,314	22,929
Nexstar Media Group, Inc., Class A(a)	2,190	164,469
Omnicom Group, Inc.(a)	5,694	436,445
Regal Entertainment Group, Class A	34,602	791,694
Scholastic Corp.(a)	4,161	159,866
Scripps Networks Interactive, Inc., Class A	5,256	462,475

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
Sinclair Broadcast Group, Inc., Class A(a)	19,929	739,366
Sirius XM Holdings, Inc.(a)	57,378	350,580
TEGNA, Inc.	43,143	624,279
Time Warner, Inc.	20,805	1,983,757
Tribune Media Co., Class A	11,169	475,688
Twenty-First Century Fox, Inc., Class A	44,238	1,632,382
Twenty-First Century Fox, Inc., Class B	14,016	511,444
Viacom, Inc., Class A	2,847	110,891
Viacom, Inc., Class B	25,185	841,683
Walt Disney Co. (The)	44,895	4,878,740
World Wrestling Entertainment, Inc., Class A(a)	3,504	123,866

		34,269,324

Metals & Mining - 0.8%
AK Steel Holding Corp.*(a)	101,397	513,069
Alcoa Corp.*	1,971	102,531
Allegheny Technologies, Inc.*(a)	18,834	507,765
Carpenter Technology Corp.(a)	7,665	393,981
Century Aluminum Co.*	18,834	419,057
Cleveland-Cliffs, Inc.*(a)	50,151	343,534
Coeur Mining, Inc.*	19,929	160,229
Commercial Metals Co.	32,193	773,920
Compass Minerals International, Inc.(a)	2,409	175,616
Freeport-McMoRan, Inc.*	57,816	1,127,412
Hecla Mining Co.(a)	44,238	169,874
Kaiser Aluminum Corp.	3,285	362,138
Materion Corp.	1,314	65,306
McEwen Mining, Inc.*(a)	15,768	34,690
Newmont Mining Corp.	19,272	780,709
Nucor Corp.	10,074	674,555
Reliance Steel & Aluminum Co.	438	38,364
Royal Gold, Inc.	1,971	175,419
Schnitzer Steel Industries, Inc., Class A	9,417	322,061
Steel Dynamics, Inc.	3,066	139,196
SunCoke Energy, Inc.*(a)	32,412	359,773
TimkenSteel Corp.*(a)	25,404	411,291
United States Steel Corp.(a)	52,560	1,966,270
Worthington Industries, Inc.(a)	14,454	675,869

		10,692,629

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AG Mortgage Investment Trust, Inc.	15,330	267,355
AGNC Investment Corp.	32,631	613,137
Annaly Capital Management, Inc.	78,183	824,049
Anworth Mortgage Asset Corp.	8,541	41,509
Apollo Commercial Real Estate Finance, Inc.(a)	17,520	318,338
ARMOUR Residential REIT, Inc.(a)	15,987	374,256
Blackstone Mortgage Trust, Inc., Class A(a)	33,726	1,045,506
Chimera Investment Corp.	49,056	833,461
CYS Investments, Inc.	59,787	402,964

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Mortgage Real Estate Investment Trusts (REITs) - (continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	1,533	33,327
Invesco Mortgage Capital, Inc.(a)	33,507	544,154
Ladder Capital Corp.(a)	21,462	310,555
MFA Financial, Inc.	132,714	950,232
MTGE Investment Corp.	6,789	115,413
New Residential Investment Corp.	31,974	552,831
New York Mortgage Trust, Inc.(a)	43,143	245,915
Orchid Island Capital, Inc.(a)	4,380	33,200
PennyMac Mortgage Investment Trust(a)	21,243	348,385
Redwood Trust, Inc.(a)	17,520	260,873
Resource Capital Corp.	6,351	60,208
Starwood Property Trust, Inc.(a)	4,380	89,308
Two Harbors Investment Corp.	657	9,691
Western Asset Mortgage Capital Corp.	5,475	51,082

		8,325,749

Multiline Retail - 0.6%
Big Lots, Inc.(a)	16,863	1,024,933
Dillard’s, Inc., Class A(a)	4,818	325,504
Dollar General Corp.	10,731	1,106,581
Dollar Tree, Inc.*	14,235	1,637,025
JC Penney Co., Inc.*(a)	109,500	406,245
Kohl’s Corp.	6,570	425,539
Macy’s, Inc.(a)	8,979	233,005
Nordstrom, Inc.(a)	5,913	291,570
Target Corp.	28,689	2,157,987

		7,608,389

Multi-Utilities - 0.7%
Ameren Corp.	9,855	558,089
Avista Corp.	9,417	474,240
Black Hills Corp.(a)	4,380	243,309
CenterPoint Energy, Inc.	11,388	320,914
CMS Energy Corp.	6,351	284,207
Consolidated Edison, Inc.	12,264	985,535
Dominion Energy, Inc.(a)	16,206	1,238,787
DTE Energy Co.	7,665	809,731
MDU Resources Group, Inc.	6,132	162,375
NiSource, Inc.	10,074	248,626
NorthWestern Corp.	10,731	583,123
Public Service Enterprise Group, Inc.	23,871	1,238,189
SCANA Corp.	3,285	133,502
Sempra Energy	5,913	632,809
Unitil Corp.(a)	2,628	116,184
Vectren Corp.	7,008	424,895
WEC Energy Group, Inc.	11,607	746,330

		9,200,845

Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	9,198	552,340
Andeavor	9,417	1,018,543
Apache Corp.(a)	12,921	579,765
Arch Coal, Inc., Class A(a)	8,322	749,063
Bill Barrett Corp.*	26,718	137,063
Bonanza Creek Energy, Inc.*	3,285	92,013
Cabot Oil & Gas Corp.	16,206	427,028
California Resources Corp.*	13,797	291,531

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Callon Petroleum Co.*(a)	14,454	164,053
Carrizo Oil & Gas, Inc.*(a)	4,818	96,890
Cheniere Energy, Inc.*	7,227	408,759
Chesapeake Energy Corp.*(a)	301,125	1,053,938
Chevron Corp.	57,159	7,164,881
Cimarex Energy Co.	3,285	368,577
Cloud Peak Energy, Inc.*	22,995	114,975
CNX Resources Corp.*	14,016	196,364
Concho Resources, Inc.*	3,504	551,670
ConocoPhillips	35,040	2,060,702
Continental Resources, Inc.*	4,161	231,060
CVR Energy, Inc.(a)	657	23,514
Delek US Energy, Inc.	13,578	473,736
Denbury Resources, Inc.*	43,143	104,837
Devon Energy Corp.	13,797	570,782
Diamondback Energy, Inc.*(a)	2,847	357,298
Dorian LPG Ltd.*	765	5,845
Eclipse Resources Corp.*	28,470	60,926
Energen Corp.*(a)	876	45,753
Energy XXI Gulf Coast, Inc.*	17,958	120,498
EOG Resources, Inc.	21,024	2,417,760
EP Energy Corp., Class A*(a)	53,436	102,063
EQT Corp.	5,694	309,127
Exxon Mobil Corp.	187,683	16,384,726
Gener8 Maritime, Inc.*	5,694	33,424
Gran Tierra Energy, Inc.*(a)	131,838	365,191
Green Plains, Inc.(a)	3,504	61,320
Gulfport Energy Corp.*	60,663	616,943
Halcon Resources Corp.*	13,359	106,738
Hess Corp.(a)	3,723	188,049
HollyFrontier Corp.	15,549	745,730
Kinder Morgan, Inc.(a)	44,676	803,274
Kosmos Energy Ltd.*(a)	4,161	28,753
Marathon Oil Corp.	54,312	987,935
Marathon Petroleum Corp.	25,842	1,790,075
Matador Resources Co.*	5,256	170,347
Murphy Oil Corp.(a)	876	28,120
Newfield Exploration Co.*(a)	4,380	138,671
Noble Energy, Inc.	1,752	53,471
Oasis Petroleum, Inc.*	85,410	739,651
Occidental Petroleum Corp.	26,280	1,970,212
ONEOK, Inc.	4,818	283,587
Parsley Energy, Inc., Class A*(a)	6,789	160,220
PBF Energy, Inc., Class A(a)	46,866	1,515,178
PDC Energy, Inc.*(a)	1,314	68,131
Peabody Energy Corp.*	32,631	1,318,619
Phillips 66	16,644	1,704,346
Pioneer Natural Resources Co.	4,599	841,203
QEP Resources, Inc.*	87,162	815,836
Range Resources Corp.(a)	10,074	143,555
Renewable Energy Group, Inc.*(a)	4,818	51,553
Resolute Energy Corp.*(a)	4,161	141,141
REX American Resources Corp.*	1,314	107,288
RSP Permian, Inc.*	1,971	78,209
Sanchez Energy Corp.*(a)	35,040	173,448
SandRidge Energy, Inc.*	10,950	195,896
SM Energy Co.	7,008	163,637
Southwestern Energy Co.*	101,835	431,780
SRC Energy, Inc.*(a)	58,911	586,164

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Corp.	6,132	294,336
Valero Energy Corp.	19,929	1,912,586
W&T Offshore, Inc.*	16,863	81,617
Whiting Petroleum Corp.*(a)	32,631	911,058
WildHorse Resource Development Corp.*(a)	4,818	85,809
Williams Cos., Inc. (The)	12,483	391,841
World Fuel Services Corp.	8,979	250,424
WPX Energy, Inc.*	35,259	519,365

		59,290,811

Paper & Forest Products - 0.3%
Boise Cascade Co.	5,475	243,364
Clearwater Paper Corp.*	4,161	195,775
Domtar Corp.	20,367	1,046,049
KapStone Paper and Packaging Corp.	26,061	902,753
Louisiana-Pacific Corp.*	37,011	1,095,896
Mercer International, Inc.	18,177	267,202
Neenah, Inc.(a)	2,628	237,834
PH Glatfelter Co.(a)	2,628	61,390
Schweitzer-Mauduit International, Inc.	4,380	198,326
Verso Corp., Class A*	4,599	73,860

		4,322,449

Personal Products - 0.3%
Avon Products, Inc.*	125,487	306,188
Coty, Inc., Class A(a)	7,446	146,016
Edgewell Personal Care Co.*(a)	12,264	692,425
Estee Lauder Cos., Inc. (The), Class A	5,913	798,019
Herbalife Ltd.*(a)	5,694	472,545
Inter Parfums, Inc.	2,409	109,850
Medifast, Inc.	1,314	90,285
Nu Skin Enterprises, Inc., Class A	6,570	471,989
Revlon, Inc., Class A*(a)	2,409	49,385
USANA Health Sciences, Inc.*	1,533	114,438

		3,251,140

Pharmaceuticals - 3.4%
Aerie Pharmaceuticals, Inc.*(a)	1,095	60,061
Akorn, Inc.*	12,264	395,146
Allergan plc	13,140	2,368,616
Bristol-Myers Squibb Co.	52,560	3,290,256
Collegium Pharmaceutical, Inc.*	6,570	156,629
Depomed, Inc.*	22,995	169,013
Eli Lilly & Co.	31,098	2,532,932
Endo International plc*	76,212	526,625
Horizon Pharma plc*	40,734	592,680
Impax Laboratories, Inc.*(a)	2,847	55,374
Innoviva, Inc.*(a)	22,119	322,716
Jazz Pharmaceuticals plc*	2,628	383,005
Johnson & Johnson	83,439	11,530,435
Lannett Co., Inc.*(a)	10,293	209,463
Mallinckrodt plc*	31,974	577,451
Medicines Co. (The)*(a)	3,285	108,832
Merck & Co., Inc.	117,603	6,967,978
Mylan NV*	19,272	825,805
Nektar Therapeutics*	5,913	494,386
Pacira Pharmaceuticals, Inc.*	3,723	135,517

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Perrigo Co. plc	6,789	615,219
Pfizer, Inc.	279,882	10,366,829
Prestige Brands Holdings, Inc.*(a)	3,723	155,733
Sucampo Pharmaceuticals, Inc., Class A*(a)	4,380	78,621
Supernus Pharmaceuticals, Inc.*	438	17,104
Zoetis, Inc.	12,264	941,017

		43,877,443

Professional Services - 0.4%
CBIZ, Inc.*	10,293	169,834
Dun & Bradstreet Corp. (The)	657	81,291
Equifax, Inc.	2,847	355,676
Exponent, Inc.	2,628	194,866
Forrester Research, Inc.	438	19,119
FTI Consulting, Inc.*	7,446	323,678
GP Strategies Corp.*	1,095	27,320
Heidrick & Struggles International, Inc.	1,533	40,471
Huron Consulting Group, Inc.*	219	8,793
ICF International, Inc.*	3,723	197,691
IHS Markit Ltd.*	4,161	198,605
Insperity, Inc.	4,380	268,275
Kelly Services, Inc., Class A	2,847	80,599
Kforce, Inc.	3,285	85,246
Korn/Ferry International	11,388	507,449
ManpowerGroup, Inc.	1,314	172,646
Mistras Group, Inc.*	219	4,667
Navigant Consulting, Inc.*	16,206	332,547
Nielsen Holdings plc(a)	8,541	319,519
On Assignment, Inc.*	7,446	570,140
Resources Connection, Inc.	3,066	50,129
Robert Half International, Inc.	2,409	139,433
RPX Corp.	8,979	126,065
TriNet Group, Inc.*	2,190	96,075
TrueBlue, Inc.*	16,206	443,234
Verisk Analytics, Inc.*	3,723	372,486
WageWorks, Inc.*	1,752	106,084

		5,291,938

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	5,694	260,159
HFF, Inc., Class A	3,066	150,878
Howard Hughes Corp. (The)*	876	110,341
Jones Lang LaSalle, Inc.(a)	2,190	342,406
Kennedy-Wilson Holdings, Inc.	23,433	415,936
Realogy Holdings Corp.	16,206	445,827
St Joe Co. (The)*	7,227	135,868

		1,861,415

Road & Rail - 1.0%
AMERCO	657	239,858
ArcBest Corp.(a)	7,446	264,705
Avis Budget Group, Inc.*(a)	24,309	1,092,933
CSX Corp.	33,288	1,889,760
Genesee & Wyoming, Inc., Class A*(a)	438	34,974
Heartland Express, Inc.(a)	3,066	69,568
Hertz Global Holdings, Inc.*(a)	31,317	718,099
JB Hunt Transport Services, Inc.	1,533	185,232
Kansas City Southern	1,314	148,653

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Road & Rail - (continued)
Knight-Swift Transportation Holdings, Inc.(a)	11,826	588,817
Landstar System, Inc.	2,847	316,159
Marten Transport Ltd.	7,446	172,747
Norfolk Southern Corp.	10,950	1,652,136
Old Dominion Freight Line, Inc.(a)	3,504	513,161
Ryder System, Inc.	13,578	1,181,693
Saia, Inc.*	6,132	463,273
Union Pacific Corp.	21,243	2,835,940
Werner Enterprises, Inc.(a)	1,095	44,566

		12,412,274

Semiconductors & Semiconductor Equipment - 3.4%
Advanced Energy Industries, Inc.*(a)	5,475	389,437
Advanced Micro Devices, Inc.*(a)	52,341	719,165
Ambarella, Inc.*(a)	438	22,075
Amkor Technology, Inc.*	27,156	273,189
Analog Devices, Inc.	7,665	704,260
Applied Materials, Inc.	35,478	1,902,685
Broadcom Ltd.	11,169	2,770,247
Brooks Automation, Inc.	4,599	128,312
Cabot Microelectronics Corp.	1,971	200,825
Cavium, Inc.*	4,818	427,742
CEVA, Inc.*	219	9,636
Cirrus Logic, Inc.*	13,578	673,061
Cypress Semiconductor Corp.	36,135	624,774
Diodes, Inc.*	876	24,694
Entegris, Inc.(a)	15,549	506,120
First Solar, Inc.*	3,285	220,653
FormFactor, Inc.*	14,016	201,130
Inphi Corp.*(a)	2,190	65,415
Integrated Device Technology, Inc.*(a)	11,826	353,597
Intel Corp.	213,087	10,258,008
KLA-Tencor Corp.	1,971	216,416
Kulicke & Soffa Industries, Inc.*	7,884	181,411
Lam Research Corp.	6,351	1,216,344
Lattice Semiconductor Corp.*	7,008	45,622
MACOM Technology Solutions Holdings, Inc.*(a)	876	27,244
Marvell Technology Group Ltd.	15,330	357,649
Maxim Integrated Products, Inc.	7,446	454,206
MaxLinear, Inc.*(a)	8,979	231,568
Microchip Technology, Inc.(a)	3,723	354,504
Micron Technology, Inc.*	52,122	2,278,774
Microsemi Corp.*	12,264	757,793
MKS Instruments, Inc.	4,818	492,881
Monolithic Power Systems, Inc.	3,285	391,309
Nanometrics, Inc.*	219	5,425
NVIDIA Corp.	17,301	4,252,586
ON Semiconductor Corp.*	11,388	281,739
PDF Solutions, Inc.*(a)	876	11,984
Photronics, Inc.*(a)	8,979	75,424
Power Integrations, Inc.	1,533	114,515
Qorvo, Inc.*	8,979	644,423
QUALCOMM, Inc.	72,270	4,932,427
Rambus, Inc.*(a)	10,512	132,767
Rudolph Technologies, Inc.*	1,533	40,165

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Silicon Laboratories, Inc.*	2,409	231,746
Skyworks Solutions, Inc.	4,818	468,358
SolarEdge Technologies, Inc.*(a)	6,570	235,863
SunPower Corp.*(a)	18,615	147,617
Synaptics, Inc.*(a)	8,979	389,150
Teradyne, Inc.	6,789	311,208
Texas Instruments, Inc.	28,689	3,146,323
Xcerra Corp.*	1,095	10,928
Xilinx, Inc.	5,475	399,784
Xperi Corp.	4,599	103,248

		43,416,426

Software - 4.0%
8x8, Inc.*	6,789	120,165
ACI Worldwide, Inc.*(a)	10,293	241,268
Activision Blizzard, Inc.	20,367	1,509,806
Adobe Systems, Inc.*	12,921	2,581,099
ANSYS, Inc.*	2,628	424,816
Aspen Technology, Inc.*	5,694	441,000
Autodesk, Inc.*	4,818	557,057
Blackbaud, Inc.(a)	3,723	356,738
Bottomline Technologies de, Inc.*	438	15,987
BroadSoft, Inc.*(a)	1,095	60,116
CA, Inc.	21,024	753,710
Cadence Design Systems, Inc.*	5,475	245,608
Callidus Software, Inc.*	3,504	125,969
CDK Global, Inc.	3,942	281,025
Citrix Systems, Inc.*	4,380	406,289
Dell Technologies, Inc., Class V*	5,256	376,855
Digimarc Corp.*(a)	657	20,301
Ebix, Inc.(a)	3,942	323,638
Electronic Arts, Inc.*	8,103	1,028,757
Ellie Mae, Inc.*(a)	2,628	245,718
Fair Isaac Corp.	1,971	340,313
FireEye, Inc.*	5,475	82,563
Fortinet, Inc.*	8,760	403,310
Glu Mobile, Inc.*	35,478	132,688
Guidewire Software, Inc.*(a)	2,190	173,995
Imperva, Inc.*	1,752	76,650
Intuit, Inc.	7,665	1,286,953
Manhattan Associates, Inc.*(a)	3,504	185,081
Microsoft Corp.	231,264	21,972,393
MicroStrategy, Inc., Class A*	876	120,651
Monotype Imaging Holdings, Inc.	1,752	41,960
Nuance Communications, Inc.*	65,262	1,162,316
Oracle Corp.	93,732	4,835,634
Pegasystems, Inc.(a)	2,847	144,770
Progress Software Corp.	3,285	163,692
Proofpoint, Inc.*(a)	2,628	268,109
PTC, Inc.*	7,884	573,009
Qualys, Inc.*	1,314	82,125
RealPage, Inc.*(a)	219	10,895
Red Hat, Inc.*	4,161	546,672
salesforce.com, Inc.*	22,776	2,594,414
ServiceNow, Inc.*	2,847	423,833
Snap, Inc., Class A*(a)	5,037	68,100
Splunk, Inc.*(a)	3,723	343,894
SS&C Technologies Holdings, Inc.(a)	7,446	374,385

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - (continued)
Symantec Corp.	15,330	417,436
Synchronoss Technologies, Inc.*	20,586	165,511
Synopsys, Inc.*	3,942	365,069
Tableau Software, Inc., Class A*(a)	2,628	201,857
Take-Two Interactive Software, Inc.*	5,913	749,000
TiVo Corp.(a)	17,082	238,294
Tyler Technologies, Inc.*(a)	1,752	353,046
Ultimate Software Group, Inc. (The)*(a)	1,533	357,020
VASCO Data Security International, Inc.*	2,847	40,997
Verint Systems, Inc.*	17,958	749,747
Workday, Inc., Class A*	3,066	367,583
Zendesk, Inc.*	2,628	101,231

		50,631,118

Specialty Retail - 3.0%
Aaron’s, Inc.	20,586	841,762
Abercrombie & Fitch Co., Class A	22,119	458,084
Advance Auto Parts, Inc.	2,628	307,450
American Eagle Outfitters, Inc.	75,774	1,363,932
Asbury Automotive Group, Inc.*(a)	8,322	604,593
Ascena Retail Group, Inc.*	74,022	159,888
AutoNation, Inc.*(a)	7,227	435,210
AutoZone, Inc.*	657	502,894
Barnes & Noble Education, Inc.*	10,074	66,992
Barnes & Noble, Inc.	9,636	45,289
Bed Bath & Beyond, Inc.(a)	44,457	1,026,068
Best Buy Co., Inc.	11,169	816,007
Buckle, Inc. (The)(a)	2,847	57,082
Burlington Stores, Inc.*	4,599	559,744
Caleres, Inc.	12,702	376,487
Camping World Holdings, Inc., Class A	4,599	205,805
CarMax, Inc.*(a)	11,826	844,022
Cato Corp. (The), Class A	3,504	41,628
Chico’s FAS, Inc.(a)	35,697	339,478
Children’s Place, Inc. (The)	3,066	459,287
Citi Trends, Inc.	2,190	51,487
Conn’s, Inc.*(a)	7,227	240,659
Dick’s Sporting Goods, Inc.(a)	22,776	716,533
DSW, Inc., Class A(a)	19,053	381,632
Express, Inc.*(a)	21,462	149,805
Finish Line, Inc. (The), Class A	9,198	104,213
Five Below, Inc.*	1,533	99,538
Foot Locker, Inc.(a)	38,325	1,883,674
Francesca’s Holdings Corp.*(a)	10,293	60,008
GameStop Corp., Class A(a)	14,016	235,609
Gap, Inc. (The)(a)	8,979	298,462
Genesco, Inc.*(a)	6,132	213,700
GNC Holdings, Inc., Class A*(a)	27,813	120,987
Group 1 Automotive, Inc.(a)	6,570	515,417
Haverty Furniture Cos., Inc.(a)	876	19,535
Hibbett Sports, Inc.*(a)	5,913	133,634
Home Depot, Inc. (The)	35,916	7,215,524
L Brands, Inc.(a)	8,760	438,788
Lithia Motors, Inc., Class A(a)	8,322	1,039,917
Lowe’s Cos., Inc.	27,594	2,889,920

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Lumber Liquidators Holdings, Inc.*	7,227	201,922
MarineMax, Inc.*(a)	2,628	60,313
Michaels Cos., Inc. (The)*(a)	29,127	782,642
Monro, Inc.(a)	1,971	111,361
Murphy USA, Inc.*(a)	5,913	504,438
Office Depot, Inc.	58,035	188,614
O’Reilly Automotive, Inc.*	2,409	637,638
Party City Holdco, Inc.*(a)	14,235	206,408
Penske Automotive Group, Inc.(a)	10,293	537,192
Pier 1 Imports, Inc.	35,697	118,514
Rent-A-Center, Inc.(a)	19,929	215,831
Restoration Hardware Holdings, Inc.*(a)	4,380	411,676
Ross Stores, Inc.	10,731	884,127
Sally Beauty Holdings, Inc.*(a)	19,710	327,383
Shoe Carnival, Inc.(a)	438	10,008
Signet Jewelers Ltd.(a)	18,615	984,734
Sleep Number Corp.*(a)	3,942	148,377
Sonic Automotive, Inc., Class A(a)	16,206	349,239
Tailored Brands, Inc.(a)	13,359	323,154
Tiffany & Co.	1,752	186,851
TJX Cos., Inc. (The)	22,338	1,794,188
Tractor Supply Co.	6,789	517,661
Ulta Beauty, Inc.*	1,752	389,119
Urban Outfitters, Inc.*(a)	37,230	1,269,915
Williams-Sonoma, Inc.(a)	3,942	201,949
Zumiez, Inc.*	5,475	113,606

		37,797,604

Technology Hardware, Storage & Peripherals - 2.7%
3D Systems Corp.*(a)	15,768	161,464
Apple, Inc.	156,804	26,253,694
Cray, Inc.*	2,190	53,108
Diebold Nixdorf, Inc.(a)	19,491	359,609
Electronics For Imaging, Inc.*(a)	8,541	249,739
Hewlett Packard Enterprise Co.	80,373	1,318,117
HP, Inc.	69,204	1,613,837
NCR Corp.*	28,470	1,067,910
NetApp, Inc.	12,702	781,173
Pure Storage, Inc., Class A*(a)	17,739	357,263
Seagate Technology plc(a)	10,950	604,440
Super Micro Computer, Inc.*(a)	3,285	74,980
Western Digital Corp.	12,264	1,091,251
Xerox Corp.	11,607	396,147

		34,382,732

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	3,723	447,877
Columbia Sportswear Co.	2,628	196,233
Crocs, Inc.*(a)	3,723	50,298
Deckers Outdoor Corp.*	11,388	976,065
Fossil Group, Inc.*(a)	7,884	62,757
G-III Apparel Group Ltd.*(a)	8,979	335,366
Hanesbrands, Inc.(a)	5,694	123,674
Lululemon Athletica, Inc.*	2,628	205,536
Michael Kors Holdings Ltd.*	11,388	751,608
Movado Group, Inc.	3,504	107,222
NIKE, Inc., Class B	41,829	2,853,574
Oxford Industries, Inc.	3,942	310,630
Perry Ellis International, Inc.*	1,533	36,761

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
PVH Corp.	5,694	883,025
Skechers U.S.A., Inc., Class A*	46,428	1,912,369
Steven Madden Ltd.*(a)	3,723	172,003
Tapestry, Inc.	7,227	339,958
Under Armour, Inc., Class A*(a)	1,752	24,283
Under Armour, Inc., Class C*(a)	1,752	22,513
Unifi, Inc.*	876	31,194
Vera Bradley, Inc.*(a)	12,264	113,932
VF Corp.	14,235	1,155,028
Wolverine World Wide, Inc.	31,755	1,042,517

		12,154,423

Thrifts & Mortgage Finance - 0.6%
Beneficial Bancorp, Inc.	4,818	78,292
BofI Holding, Inc.*(a)	17,739	638,072
Capitol Federal Financial, Inc.	1,095	14,323
Dime Community Bancshares, Inc.	15,111	287,109
Essent Group Ltd.*	20,367	947,473
Federal Agricultural Mortgage Corp., Class C	4,380	351,495
Flagstar Bancorp, Inc.*(a)	8,103	301,837
HomeStreet, Inc.*	5,694	167,688
LendingTree, Inc.*(a)	438	161,118
MGIC Investment Corp.*	40,077	593,941
Nationstar Mortgage Holdings, Inc.*(a)	17,739	314,690
New York Community Bancorp, Inc.	2,847	40,314
Northfield Bancorp, Inc.	4,380	73,496
Northwest Bancshares, Inc.	13,797	232,479
Ocwen Financial Corp.*(a)	28,470	95,944
Oritani Financial Corp.(a)	876	14,629
PHH Corp.*	12,264	110,008
Provident Financial Services, Inc.	12,045	316,904
Radian Group, Inc.	72,927	1,609,499
TFS Financial Corp.	2,409	35,220
TrustCo Bank Corp.(a)	16,644	143,138
United Financial Bancorp, Inc.	2,409	40,375
Walker & Dunlop, Inc.*	9,636	447,592
Washington Federal, Inc.(a)	12,264	440,278
WSFS Financial Corp.(a)	4,599	235,009

		7,690,923

Tobacco - 0.7%
Altria Group, Inc.	54,969	3,866,520
Philip Morris International, Inc.	43,362	4,649,707
Universal Corp.	6,789	325,872
Vector Group Ltd.	10,346	220,370

		9,062,469

Trading Companies & Distributors - 0.7%
Air Lease Corp.	30,222	1,469,394
Aircastle Ltd.	22,119	522,451
Applied Industrial Technologies, Inc.	4,818	355,327
Beacon Roofing Supply, Inc.*	5,694	344,487
BMC Stock Holdings, Inc.*	10,512	235,469
DXP Enterprises, Inc.*(a)	3,504	119,872
Fastenal Co.	2,409	132,399
GATX Corp.(a)	16,863	1,199,634
H&E Equipment Services, Inc.	4,599	181,109

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - (continued)
HD Supply Holdings, Inc.*	1,752	68,135
Herc Holdings, Inc.*	1,533	100,749
Kaman Corp.	5,475	343,282
MRC Global, Inc.*	22,995	413,450
MSC Industrial Direct Co., Inc., Class A	3,066	287,836
NOW, Inc.*(a)	25,623	302,095
Rush Enterprises, Inc., Class A*	10,950	591,847
Triton International Ltd.*	5,913	228,242
United Rentals, Inc.*	3,942	713,936
Univar, Inc.*	15,549	464,293
Veritiv Corp.*	876	25,141
Watsco, Inc.	1,971	354,366
WESCO International, Inc.*	10,731	731,318
WW Grainger, Inc.	438	118,111

		9,302,943

Transportation Infrastructure - 0.0%(c)
Macquarie Infrastructure Corp.	438	29,061

Water Utilities - 0.1%
American States Water Co.	4,161	229,770
American Water Works Co., Inc.	3,504	291,428
Aqua America, Inc.	1,971	71,370
California Water Service Group	4,161	169,353
Connecticut Water Service, Inc.(a)	438	23,236
SJW Group	657	39,315

		824,472

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	4,161	100,904
Shenandoah Telecommunications Co.(a)	7,227	245,718
Spok Holdings, Inc.	2,409	37,580
Sprint Corp.*(a)	33,726	179,760
Telephone & Data Systems, Inc.	8,979	246,294
T-Mobile US, Inc.*	6,351	413,450
United States Cellular Corp.*	876	31,860

		1,255,566

TOTAL COMMON STOCKS (Cost $800,896,313)		1,262,278,031

	Number of Rights
RIGHTS - 0.0%(c)
Biotechnology - 0.0%(c)
Dyax Corp., CVR*‡(d)	7,175	13,561

Media - 0.0%(c)
Media General, Inc., CVR*‡(d)	22,261	2,226

TOTAL RIGHTS (Cost $–)		15,787

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 7.5%
BANK NOTES - 0.2%
Bank of America NA, Charlotte (ICE LIBOR USD 1 Month + 0.16%), 1.71%, 7/10/2018(f) (Cost $2,000,000)	2,000,000	2,000,000

CERTIFICATES OF DEPOSIT - 3.9%
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.14%), 1.60%, 5/24/2018(f)	3,000,000	2,999,670
Barclays Bank plc, New York (ICE LIBOR USD 1 Month + 0.27%), 1.87%, 8/3/2018(f)	4,000,000	4,000,000
Credit Agricole CIB, New York (ICE LIBOR USD 1 Month + 0.21%), 1.76%, 7/9/2018(f)	3,000,000	2,999,853
Credit Suisse, New York (ICE LIBOR USD 1 Month + 0.19%), 1.75%, 4/16/2018(f)	4,000,000	4,000,212
Mitsubishi UFJ Trust & Banking Corp., New York (ICE LIBOR USD 1 Month + 0.19%), 1.75%, 3/8/2018(f)	3,000,000	3,000,000
Mizuho Bank Ltd., New York (ICE LIBOR USD 1 Month + 0.18%), 1.74%, 3/7/2018(f)	1,000,000	1,000,000
(ICE LIBOR USD 1 Month + 0.20%), 1.75%, 4/11/2018(f)	2,000,000	2,000,798
National Bank of Canada, New York (ICE LIBOR USD 1 Month + 0.12%), 1.68%, 3/16/2018(f)	2,000,000	2,000,000
Natixis SA, New York 1.65%, 3/12/2018	2,000,000	2,000,000
Norinchukin Bank, New York (ICE LIBOR USD 1 Month + 0.16%), 1.72%, 4/17/2018(f)	4,000,000	4,000,032
OCBC, New York (ICE LIBOR USD 1 Month + 0.13%), 1.69%, 3/20/2018(f)	2,000,000	2,000,000
Standard Chartered, New York (ICE LIBOR USD 1 Month + 0.20%), 1.77%, 5/1/2018(f)	3,500,000	3,500,056

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - (continued)
CERTIFICATES OF DEPOSIT - (continued)
State Street Bank & Trust (ICE LIBOR USD 1 Month + 0.12%), 1.68%, 5/8/2018(f)	2,000,000	1,999,886
Sumitomo Mitsui Trust Bank Ltd., London (ICE LIBOR USD 1 Month + 0.23%), 1.79%, 5/17/2018(f)	2,000,000	1,998,240
Sumitomo Mitsui Trust Bank Ltd., New York (ICE LIBOR USD 1 Month + 0.19%), 1.75%, 4/26/2018(f)	1,000,000	1,000,057
Swedbank, New York
1.42%, 2/7/2018	2,000,000	2,000,000
The Chiba Bank Ltd., New York Branch
1.72%, 3/15/2018	2,000,000	2,000,000
The Sumitomo Bank Ltd., New York (ICE LIBOR USD 1 Month + 0.19%), 1.76%, 4/11/2018(f)	2,000,000	2,000,136
(ICE LIBOR USD 1 Month + 0.23%), 1.79%, 8/22/2018(f)	2,000,000	1,999,756
Wells Fargo Bank (San Francisco) NA (ICE LIBOR USD 3 Month + 0.14%), 1.89%, 10/26/2018(f)	3,000,000	3,002,990

TOTAL CERTIFICATES OF DEPOSIT (Cost $49,499,965)		49,501,686

COMMERCIAL PAPER - 1.2%
Bank of China, Hong Kong Branch
1.91%, 2/12/2018	3,000,000	2,998,258
Industrial & Commercial Bank of China Ltd., New York Branch
2.09%, 2/20/2018(g)	1,500,000	1,498,353
ING (US) Funding LLC (ICE LIBOR USD 1 Month + 0.19%), 1.74%, 8/10/2018(f)	3,000,000	2,999,664
Sinopec Century Bright Capital Investment Ltd.
1.77%, 3/1/2018(h)	4,000,000	3,994,493
Union Bank of Switzerland (ICE LIBOR USD 1 Month + 0.21%), 1.78%, 5/2/2018(f)(g)	4,000,000	4,000,356

TOTAL COMMERCIAL PAPER (Cost $15,491,104)		15,491,124

FUNDING AGREEMENTS - 0.2%
United of Omaha Life Insurance (ICE LIBOR USD 3 Month + 0.12%), 1.71%, 3/2/2018(f) (Cost $3,000,000)	3,000,000	3,000,000

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - (continued)
REPURCHASE AGREEMENTS - 2.0%
Citigroup Global Markets, Inc., 1.60%, dated 1/31/2018, due 2/1/2018, repurchase price $2,000,089, collateralized by various Common Stocks; total market value $2,202,438	2,000,000	2,000,000
Citigroup Global Markets, Inc., 1.33%, dated 1/31/2018, due 2/1/2018, repurchase price $17,968,469, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 3.63%, maturing 7/5/2018 - 3/31/2020; total market value $18,269,489	17,967,805	17,967,805
ML Pierce Fenner & Smith, Inc., 1.97%, dated 1/31/2018, due 5/3/2018, repurchase price $6,030,206, collateralized by various Common Stocks; total market value $6,603,527	6,000,000	6,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,967,805)		25,967,805

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $95,958,874)		95,960,615

Total Investments - 106.3% (Cost $896,855,187)		1,358,254,433
Liabilities Less Other Assets - (6.3%)		(81,042,664)

Net Assets - 100.0%		1,277,211,769

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

(a)

The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $143,046,741, collateralized in the form of cash with a value of $95,946,559 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $18,759,263 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from February 8, 2018 – November 15, 2047 and $34,309,006 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 23, 2018 – July 22, 2068; a total value of $149,014,828.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2018 amounted to $15,787, which represents approximately 0.00% of net assets of the Fund.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

(e)	The security was purchased with cash collateral held from securities on loan at January 31, 2018. The total value of securities purchased was $95,960,615.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2018.
(g)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.
(h)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Abbreviations

CVR	Contingent Value Rights
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investment in a company which was affiliated for the period ending January 31, 2018, was as follows:

Security	Value October 31, 2017	Purchases at Cost	Sales Proceeds	Shares January 31, 2018	Value January 31, 2018	Change in Unrealized Appreciation(Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$686,811	$13,167	$3,134	7,446	$784,734	$87,837	$3,099	$53

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Long Contracts
Russell 2000 E-Mini Index	50	03/16/2018	USD	$3,940,000	$119,624
S&P 500 E-Mini Index	67	03/16/2018	USD	9,466,430	566,572
S&P Midcap 400 E-Mini Index	7	03/16/2018	USD	1,367,940	41,393

					$727,589

Abbreviation:

USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%
Aerospace & Defense - 0.7%
Airbus SE	18,249	2,102,866
BAE Systems plc	77,499	654,632
Bombardier, Inc., Class B*	48,735	138,238
CAE, Inc.	7,384	136,624
Cobham plc*	107,987	200,784
Dassault Aviation SA	55	92,291
Elbit Systems Ltd.	412	62,390
Jamco Corp.	500	12,743
KuangChi Science Ltd.*	76,000	21,960
Leonardo SpA	10,037	121,535
LISI	3,196	154,479
Magellan Aerospace Corp.	12,236	204,158
Maxar Technologies Ltd.	2,058	130,205
Meggitt plc	49,454	326,454
MTU Aero Engines AG	1,422	255,621
QinetiQ Group plc	9,435	27,626
Rolls-Royce Holdings plc*	52,693	653,408
Saab AB, Class B	1,995	95,883
Safran SA	10,112	1,145,573
Senior plc	79,237	306,262
Singapore Technologies Engineering Ltd.	17,900	46,076
Thales SA	3,634	409,065
Ultra Electronics Holdings plc	2,293	49,759
Zodiac Aerospace*	3,292	102,648

		7,451,280

Air Freight & Logistics - 0.5%
Bollore SA*	77	460
Bollore SA	18,995	110,743
bpost SA	2,356	78,599
Cia de Distribucion Integral Logista Holdings SA	4,508	110,295
CTT-Correios de Portugal SA(a)	96,027	412,709
Deutsche Post AG (Registered)	28,677	1,360,027
Freightways Ltd.	12,987	76,893
Kintetsu World Express, Inc.	13,800	303,548
Konoike Transport Co. Ltd.	29,800	544,102
Mainfreight Ltd.	3,192	60,855
Oesterreichische Post AG	1,673	79,906
Panalpina Welttransport Holding AG (Registered)	275	45,587
PostNL NV(a)	332,142	1,663,339
Royal Mail plc	58,776	392,419
Singapore Post Ltd.(a)	83,600	82,374
Yamato Holdings Co. Ltd.	12,400	319,443

		5,641,299

Airlines - 0.6%
Air Canada*	14,773	287,910
Air France-KLM*	23,779	370,580
Air New Zealand Ltd.	25,676	58,529
ANA Holdings, Inc.	4,500	183,042

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Airlines - (continued)
Chorus Aviation, Inc.	114,392	889,514
Dart Group plc	76,788	746,903
Deutsche Lufthansa AG (Registered)	13,430	480,832
easyJet plc	12,640	298,380
Exchange Income Corp.(a)	24,490	668,717
Finnair OYJ	49,296	598,752
International Consolidated Airlines Group SA, DI	42,344	385,498
Japan Airlines Co. Ltd.	8,400	316,515
Norwegian Air Shuttle ASA*(a)	16,669	490,539
Qantas Airways Ltd.	42,499	181,360
SAS AB*(a)	209,271	508,091
Singapore Airlines Ltd.	12,000	103,666
WestJet Airlines Ltd.	10,349	207,596
Wizz Air Holdings plc*(b)	2,172	106,961

		6,883,385

Auto Components - 2.8%
Aisan Industry Co. Ltd.	19,108	229,846
Aisin Seiki Co. Ltd.	9,200	536,888
ARB Corp. Ltd.	997	14,822
Autoneum Holding AG	2,449	810,889
Brembo SpA	3,575	57,896
Bridgestone Corp.	34,000	1,652,732
Burelle SA	77	133,812
CIE Automotive SA	3,217	110,769
Cie Generale des Etablissements Michelin	9,243	1,483,063
Cie Plastic Omnium SA	5,688	293,424
Continental AG	3,997	1,203,488
Daikyonishikawa Corp.	41,104	668,404
Denso Corp.	20,200	1,262,650
Dometic Group AB(c)	8,032	87,125
Eagle Industry Co. Ltd.	20,300	400,774
ElringKlinger AG	26,070	607,639
Exedy Corp.	2,800	97,861
Faurecia	4,187	377,531
FCC Co. Ltd.	36,800	984,435
Futaba Industrial Co. Ltd.	47,400	453,352
Gestamp Automocion SA*(b)	12,716	97,739
GKN plc	99,619	598,952
G-Tekt Corp.	17,600	358,272
GUD Holdings Ltd.(a)	4,785	47,503
Hella GmbH & Co. KGaA	1,320	94,306
HI-LEX Corp.	3,164	80,988
Ichikoh Industries Ltd.(a)	48,600	455,034
Kasai Kogyo Co. Ltd.	31,600	506,619
Keihin Corp.	43,700	905,187
Koito Manufacturing Co. Ltd.	3,200	224,855
KYB Corp.	3,300	214,649
Leoni AG	28,440	2,191,646
Linamar Corp.	3,404	201,518
Magna International, Inc.	17,775	1,017,950
Martinrea International, Inc.	71,021	833,021
MGI Coutier	2,840	125,420
Mitsuba Corp.	36,800	517,503

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Auto Components - (continued)
Musashi Seimitsu Industry Co. Ltd.	18,300	583,427
NGK Spark Plug Co. Ltd.	7,400	194,635
NHK Spring Co. Ltd.	8,900	98,739
Nifco, Inc.(a)	1,200	84,101
Nippon Seiki Co. Ltd.	7,800	161,495
Nissin Kogyo Co. Ltd.	13,500	253,415
NOK Corp.	4,600	106,998
Nokian Renkaat OYJ	4,369	221,408
Pacific Industrial Co. Ltd.(a)	49,700	754,003
Piolax, Inc.	23,700	707,819
Press Kogyo Co. Ltd.	102,700	651,078
SAF-Holland SA	36,261	853,753
Sanden Holdings Corp.*	23,700	516,534
Schaeffler AG (Preference)	7,416	147,954
Showa Corp.	40,400	505,208
Stanley Electric Co. Ltd.	3,800	154,047
Sumitomo Electric Industries Ltd.	31,600	538,608
Sumitomo Riko Co. Ltd.	28,200	297,100
Sumitomo Rubber Industries Ltd.	9,500	184,247
Tachi-S Co. Ltd.	35,500	644,272
Tokai Rika Co. Ltd.	2,600	56,261
Topre Corp.	6,000	182,768
Toyo Tire & Rubber Co. Ltd.	4,500	95,561
Toyoda Gosei Co. Ltd.	7,800	206,871
Toyota Boshoku Corp.	2,600	55,571
Toyota Industries Corp.	9,300	604,068
TPR Co. Ltd.	24,600	788,787
TS Tech Co. Ltd.	9,000	384,637
Unipres Corp.	33,200	879,311
Valeo SA	6,952	549,939
Xinyi Glass Holdings Ltd.	120,000	182,575
Yokohama Rubber Co. Ltd. (The)	8,000	203,161

		31,786,913

Automobiles - 2.8%
Bayerische Motoren Werke AG	15,326	1,755,925
Bayerische Motoren Werke AG (Preference)	2,765	271,082
Daimler AG (Registered)	54,273	4,984,929
Ferrari NV	3,634	434,778
Fiat Chrysler Automobiles NV*	53,483	1,296,684
Honda Motor Co. Ltd.	89,200	3,126,556
Isuzu Motors Ltd.	27,100	456,570
Mazda Motor Corp.	16,600	232,602
Mitsubishi Motors Corp.(a)	9,100	67,444
Nissan Motor Co. Ltd.	142,200	1,515,732
Nissan Shatai Co. Ltd.	1,000	10,499
Peugeot SA	21,646	487,806
Porsche Automobil Holding SE (Preference)	7,821	724,880
Renault SA	11,218	1,237,750
Subaru Corp.	27,400	908,187
Suzuki Motor Corp.	16,500	941,432
Toyota Motor Corp.	150,100	10,285,814
Volkswagen AG	2,512	558,584
Volkswagen AG (Preference)	9,085	2,003,448
Yamaha Motor Co. Ltd.	18,100	600,266

		31,900,968

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - 12.6%
77 Bank Ltd. (The)	2,200	57,522
ABN AMRO Group NV, CVA(b)	20,382	692,917
Aichi Bank Ltd. (The)	400	20,375
Aktia Bank OYJ	29,230	349,567
Aldermore Group plc*	175,696	778,028
Aozora Bank Ltd.	4,300	174,119
Australia & New Zealand Banking Group Ltd.	158,711	3,672,994
Awa Bank Ltd. (The)(a)	6,000	38,093
Banca Popolare di Sondrio SCPA	39,995	161,927
Banco Bilbao Vizcaya Argentaria SA	363,953	3,431,289
Banco BPM SpA*(a)	51,579	196,844
Banco Comercial Portugues SA, Class R*	843,720	338,548
Banco de Sabadell SA	302,254	720,684
Banco Espirito Santo SA (Registered)*‡(d)	48,647	—
Banco Santander SA	857,150	6,388,615
Bank Hapoalim BM	54,115	406,247
Bank Leumi Le-Israel BM	73,470	453,088
Bank of Cyprus Holdings plc*	35,704	106,748
Bank of East Asia Ltd. (The)	34,780	150,522
Bank of Ireland Group plc	52,930	518,269
Bank of Iwate Ltd. (The)	13,600	554,441
Bank of Kyoto Ltd. (The)	2,600	145,536
Bank of Montreal	34,128	2,818,756
Bank of Nova Scotia (The)	62,963	4,193,941
Bank of Okinawa Ltd. (The)	4,240	170,330
Bank of Queensland Ltd.	16,107	161,598
Bank of the Ryukyus Ltd.	39,561	615,043
Bankia SA	33,606	170,808
Bankinter SA	23,196	267,639
Banque Cantonale de Geneve	1,975	357,990
Banque Cantonale Vaudoise (Registered)	186	156,667
Barclays plc	867,341	2,466,064
Bendigo & Adelaide Bank Ltd.(a)	28,045	265,928
Berner Kantonalbank AG (Registered)(a)	3,713	740,523
BGEO Group plc	32,785	1,708,227
BNP Paribas SA	60,830	5,046,879
BPER Banca(a)	398,871	2,333,909
CaixaBank SA	186,756	1,011,335
Canadian Imperial Bank of Commerce	24,490	2,432,532
Canadian Western Bank	2,989	94,286
Chiba Bank Ltd. (The)	34,000	294,041
Chugoku Bank Ltd. (The)	6,500	85,214
comdirect bank AG	7,483	108,321
Commerzbank AG*	39,026	644,559
Commonwealth Bank of Australia	54,984	3,511,552
Concordia Financial Group Ltd.	66,421	402,220
Credit Agricole SA	64,148	1,212,670
Credito Emiliano SpA	23,966	232,575
CYBG plc	54,753	249,624
Dah Sing Banking Group Ltd.	24,640	58,281
Dah Sing Financial Holdings Ltd.	5,340	36,049

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Daishi Bank Ltd. (The)	800	37,818
Danske Bank A/S	39,026	1,590,645
DBS Group Holdings Ltd.	92,429	1,863,830
DNB ASA	47,242	962,527
Erste Group Bank AG*	16,590	837,633
FIBI Holdings Ltd.	7,341	207,910
FinecoBank Banca Fineco SpA	4,895	61,040
Fukuoka Financial Group, Inc.	30,000	173,698
Gunma Bank Ltd. (The)	31,100	187,190
Hachijuni Bank Ltd. (The)	16,600	98,242
Hang Seng Bank Ltd.	23,700	564,210
Heartland Bank Ltd.(a)	451,100	691,088
Hiroshima Bank Ltd. (The)	20,600	172,115
Hokkoku Bank Ltd. (The)	1,700	71,641
Hokuetsu Bank Ltd. (The)	2,800	64,283
Hokuhoku Financial Group, Inc.	7,600	113,699
HSBC Holdings plc	1,062,550	11,349,117
Hyakugo Bank Ltd. (The)	207,800	1,045,139
ING Groep NV	202,082	3,985,102
Intesa Sanpaolo SpA	511,367	2,013,350
Intesa Sanpaolo SpA (Retirement Savings Plan)	14,727	56,359
Israel Discount Bank Ltd., Class A*	72,098	216,499
Iyo Bank Ltd. (The)	4,700	38,623
Juroku Bank Ltd. (The)	9,800	284,604
Jyske Bank A/S (Registered)	4,345	252,153
KBC Group NV	11,455	1,104,503
Keiyo Bank Ltd. (The)	84,000	401,704
Kiyo Bank Ltd. (The)	49,700	826,854
Laurentian Bank of Canada	34,128	1,479,895
Liberbank SA*	1,094,150	615,002
Liechtensteinische Landesbank AG	9,401	519,806
Lloyds Banking Group plc	3,798,083	3,754,279
Luzerner Kantonalbank AG (Registered)	259	137,914
Mebuki Financial Group, Inc.	71,110	322,472
Mediobanca Banca di Credito Finanziario SpA	31,600	385,469
Metro Bank plc*	1,844	95,293
Minato Bank Ltd. (The)(a)	2,900	54,915
Mitsubishi UFJ Financial Group, Inc.	730,200	5,490,799
Miyazaki Bank Ltd. (The)	7,900	255,119
Mizrahi Tefahot Bank Ltd.	4,176	81,595
Mizuho Financial Group, Inc.	1,406,200	2,644,797
Musashino Bank Ltd. (The)	34,800	1,221,053
Nanto Bank Ltd. (The)	2,346	66,734
National Australia Bank Ltd.	85,715	2,021,847
National Bank of Canada	15,642	813,942
Nishi-Nippon Financial Holdings, Inc.	7,600	99,356
Nordax Group AB(b)	7,144	47,751
Nordea Bank AB	172,141	2,131,134
North Pacific Bank Ltd.	30,500	105,900
Norwegian Finans Holding ASA*	2,660	30,494
Ogaki Kyoritsu Bank Ltd. (The)(a)	42,300	1,093,588
Oita Bank Ltd. (The)	600	23,554
Oversea-Chinese Banking Corp. Ltd.	233,703	2,308,112

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Permanent TSB Group Holdings plc*	72,276	194,032
Raiffeisen Bank International AG*	4,733	204,183
Resona Holdings, Inc.	118,500	713,573
Ringkjoebing Landbobank A/S	1,100	60,761
Royal Bank of Canada	44,398	3,811,385
Royal Bank of Scotland Group plc*	174,353	713,320
San-In Godo Bank Ltd. (The)	24,200	249,638
Sbanken ASA(b)	13,668	141,553
Senshu Ikeda Holdings, Inc.	192,700	739,694
Shiga Bank Ltd. (The)	5,000	26,843
Shikoku Bank Ltd. (The)	1,400	21,163
Shinsei Bank Ltd.	8,600	149,774
Shizuoka Bank Ltd. (The)	11,000	116,999
Skandinaviska Enskilda Banken AB, Class A	72,958	924,596
Skandinaviska Enskilda Banken AB, Class C(a)	7,040	90,347
Societe Generale SA	40,922	2,388,601
Spar Nord Bank A/S	56,722	676,957
SpareBank 1 Nord Norge	81,844	693,024
Sparebank 1 Oestlandet*	16,416	202,305
SpareBank 1 SMN	25,596	291,428
SpareBank 1 SR-Bank ASA	7,150	85,692
St Galler Kantonalbank AG (Registered)	110	61,768
Standard Chartered plc*	86,031	1,002,702
Sumitomo Mitsui Financial Group, Inc.	73,100	3,266,747
Sumitomo Mitsui Trust Holdings, Inc.	14,300	593,066
Suruga Bank Ltd.	4,700	94,814
Svenska Handelsbanken AB, Class A	31,880	465,344
Svenska Handelsbanken AB, Class B	5,372	79,611
Swedbank AB, Class A	36,103	925,730
Sydbank A/S	5,530	226,783
TBC Bank Group plc	28,914	674,321
Toho Bank Ltd. (The)	22,732	82,052
Tokyo TY Financial Group, Inc.	31,600	868,490
TOMONY Holdings, Inc.	144,300	711,222
Toronto-Dominion Bank (The)	56,327	3,435,127
Unicaja Banco SA*	666,207	1,177,667
UniCredit SpA*	111,627	2,467,747
Unione di Banche Italiane SpA	71,890	373,632
United Overseas Bank Ltd.	81,226	1,701,825
Valiant Holding AG (Registered)	11,692	1,413,706
Van Lanschot Kempen NV, CVA*	30,494	1,038,969
Virgin Money Holdings UK plc	253,195	1,005,636
Walliser Kantonalbank (Registered)*	4,266	468,085
Westpac Banking Corp.	107,282	2,689,545
Yamagata Bank Ltd. (The)	2,200	48,311
Yamaguchi Financial Group, Inc.(a)	18,000	210,746

		143,855,844

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Beverages - 1.1%
AG Barr plc	4,785	43,685
Anheuser-Busch InBev SA/NV	28,993	3,291,797
Asahi Group Holdings Ltd.	16,600	835,057
Britvic plc	16,720	174,640
C&C Group plc	26,658	100,126
Carlsberg A/S, Class B	3,239	417,358
Coca-Cola Amatil Ltd.	37,209	252,489
Coca-Cola Bottlers Japan, Inc.	2,954	104,326
Coca-Cola European Partners plc	7,900	317,264
Coca-Cola HBC AG, DI*	4,146	139,495
Cott Corp.	4,036	67,505
Davide Campari-Milano SpA	13,794	110,149
Diageo plc	76,630	2,759,708
Fevertree Drinks plc	3,795	132,111
Heineken Holding NV	2,923	311,333
Heineken NV	6,241	704,079
Ito En Ltd.	800	33,017
Kerur Holdings Ltd.	3,648	114,144
Kirin Holdings Co. Ltd.	28,438	708,898
Molson Coors Canada, Inc., Class B	2,498	221,936
Pernod Ricard SA	6,557	1,048,004
Refresco Group NV(b)	12,166	301,449
Remy Cointreau SA	571	75,400
Royal Unibrew A/S	1,210	73,764
Sapporo Holdings Ltd.	1,800	54,088
Suntory Beverage & Food Ltd.	3,000	143,191
Takara Holdings, Inc.	8,600	105,732
Treasury Wine Estates Ltd.	22,673	314,314

		12,955,059

Biotechnology - 0.6%
Abcam plc	10,049	175,769
Ablynx NV*(a)	3,876	211,683
Basilea Pharmaceutica AG (Registered)*	410	33,277
BioGaia AB, Class B	1,134	44,973
Cellectis SA*	2,012	65,067
CK Life Sciences Int’l Holdings, Inc.	526,000	41,696
CSL Ltd.	13,509	1,601,676
DBV Technologies SA*	1,701	80,014
Galapagos NV*	1,680	201,291
Genmab A/S*	2,054	377,505
Genus plc	6,007	206,723
GNI Group Ltd.*	1,000	6,578
Grifols SA	9,954	321,289
Grifols SA (Preference), Class B	5,834	144,337
Hansa Medical AB*	912	30,723
HEALIOS KK*	1,100	20,860
Knight Therapeutics, Inc.*	16,463	101,984
Nordic Nanovector ASA*	3,824	38,408
PeptiDream, Inc.*(a)	2,500	103,065
ProMetic Life Sciences, Inc.*	54,220	76,898
SanBio Co. Ltd.*	2,200	81,123
Shire plc	50,560	2,392,434
Sirtex Medical Ltd.(a)	4,314	95,890
Swedish Orphan Biovitrum AB*	6,345	111,883
Vitrolife AB	889	77,983

		6,643,129

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Building Products - 1.0%
Aica Kogyo Co. Ltd.	1,500	57,854
Arbonia AG*	3,800	67,939
Asahi Glass Co. Ltd.	13,100	574,861
Assa Abloy AB, Class B	34,207	759,962
Belimo Holding AG (Registered)	21	98,607
Bunka Shutter Co. Ltd.	57,100	526,771
Central Glass Co. Ltd.	31,800	710,842
Cie de Saint-Gobain	16,985	990,562
Daikin Industries Ltd.	8,700	1,043,713
Geberit AG (Registered)	948	449,729
GWA Group Ltd.	235,657	538,122
Inwido AB	54,036	562,065
James Halstead plc	4,455	27,242
Kingspan Group plc	4,835	224,063
Lindab International AB	63,990	565,396
LIXIL Group Corp.	13,100	367,839
Munters Group AB*(b)	1,748	12,841
Nibe Industrier AB, Class B	9,994	97,592
Nichias Corp.	13,000	176,382
Nichiha Corp.	7,900	318,084
Nippon Sheet Glass Co. Ltd.*	81,700	737,250
Nitto Boseki Co. Ltd.	1,800	53,923
Noritz Corp.	28,100	554,509
Okabe Co. Ltd.	36,500	375,182
Polypipe Group plc	9,196	51,759
Reliance Worldwide Corp. Ltd.(a)	35,079	120,722
Rockwool International A/S, Class A	220	56,895
Rockwool International A/S, Class B	82	22,977
Sanwa Holdings Corp.	9,800	135,928
Schweiter Technologies AG	55	68,987
Sekisui Jushi Corp.	11,000	250,222
Systemair AB	1,900	28,593
Takara Standard Co. Ltd.	1,376	22,703
Takasago Thermal Engineering Co. Ltd.	17,000	320,828
Tarkett SA	1,289	50,582
TOTO Ltd.	3,900	222,592
Uponor OYJ	2,765	58,694

		11,302,812

Capital Markets - 2.6%
3i Group plc	51,034	675,944
Amundi SA(b)	1,518	143,720
Anima Holding SpA(b)	26,416	222,292
ASX Ltd.	2,924	129,608
AURELIUS Equity Opportunities SE & Co. KGaA	25,517	1,878,659
Avanza Bank Holding AB(a)	1,367	77,065
Azimut Holding SpA	4,579	104,617
Banca Generali SpA	1,320	49,595
BOCOM International Holdings Co. Ltd.*(b)	152,000	47,224
Bolsas y Mercados Espanoles SHMSF SA	953	32,624

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Brederode SA	726	45,673
Brewin Dolphin Holdings plc	14,682	77,960
Brookfield Asset Management, Inc., Class A	26,860	1,127,076
BT Investment Management Ltd.	8,833	78,821
Bure Equity AB(a)	2,304	28,952
Burford Capital Ltd.	9,671	169,158
Capital Stage AG	3,696	31,908
China Smarter Energy Group Holdings Ltd.*	162,000	20,298
CI Financial Corp.	14,615	352,733
Close Brothers Group plc	3,236	72,432
CMBC Capital Holdings Ltd.	680,000	49,556
Credit Suisse Group AG (Registered)*	77,499	1,497,291
Daiwa Securities Group, Inc.	91,000	652,102
Deutsche Bank AG (Registered)	111,153	2,048,508
Deutsche Boerse AG	5,927	763,091
EFG International AG*	23,068	259,565
Euronext NV(b)	1,650	112,230
Fiera Capital Corp.	16,112	169,939
Financiere de Tubize SA	1,063	89,651
Flow Traders(a)(b)	3,572	89,708
Freeman FinTech Corp. Ltd.*	480,000	61,370
GAM Holding AG*	129,797	2,440,675
Gimv NV	848	54,404
GMO Financial Holdings, Inc.	13,600	88,835
Guoco Group Ltd.	4,000	57,074
Haitong International Securities Group Ltd.(a)	80,579	57,178
Hargreaves Lansdown plc	5,061	133,684
Hong Kong Exchanges & Clearing Ltd.	35,837	1,358,071
IG Group Holdings plc	8,113	89,182
IGM Financial, Inc.	3,965	141,975
Intermediate Capital Group plc	17,854	294,008
Investec plc	46,215	359,489
IOOF Holdings Ltd.	15,976	142,561
IP Group plc*(a)	65,116	118,155
Jafco Co. Ltd.	300	16,985
Japan Exchange Group, Inc.	18,800	337,747
Julius Baer Group Ltd.*	6,952	477,875
Jupiter Fund Management plc	12,914	108,644
Leonteq AG*	191	11,938
London Stock Exchange Group plc	9,480	529,400
Macquarie Group Ltd.	11,692	976,393
Magellan Financial Group Ltd.	2,577	57,489
Man Group plc	108,467	335,021
Marusan Securities Co. Ltd.	3,500	34,149
Mason Group Holdings Ltd.*	2,078,905	33,756
Monex Group, Inc.	15,400	56,998
Natixis SA	45,741	417,905
NEX Group plc	6,688	56,398
Nomura Holdings, Inc.	201,300	1,304,748
Okasan Securities Group, Inc.	142,000	969,172
Partners Group Holding AG	553	430,395
Perpetual Ltd.	1,210	51,322
Rathbone Brothers plc	3,165	122,691
Rothschild & Co.	7,110	294,948

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Sanne Group plc	12,308	129,694
SBI Holdings, Inc.	11,000	265,943
Schroders plc	2,873	151,982
Schroders plc (Non-Voting)	4,377	165,878
Singapore Exchange Ltd.	3,100	19,416
St James’s Place plc	15,721	265,702
Thomson Reuters Corp.	8,611	373,610
TMX Group Ltd.	1,545	97,434
Tokai Tokyo Financial Holdings, Inc.	13,200	100,613
TP ICAP plc	40,132	302,469
UBS Group AG (Registered)*	205,795	4,184,085
Value Partners Group Ltd.(a)	89,000	113,562
Volati AB(b)	2,584	19,903
Vontobel Holding AG (Registered)	339	24,524
Vostok New Ventures Ltd., SDR*(a)	8,501	75,329
VZ Holding AG	55	18,578
Yunfeng Financial Group Ltd.*	136,000	99,981

		29,527,338

Chemicals - 3.2%
ADEKA Corp.	4,200	74,261
Air Liquide SA	12,218	1,652,193
Air Water, Inc.	6,000	128,130
Akzo Nobel NV	7,663	719,973
Arkema SA	3,792	486,088
Asahi Kasei Corp.	58,900	768,660
BASF SE	26,702	3,137,462
Borregaard ASA(a)	6,375	57,137
C Uyemura & Co. Ltd.	4,300	338,784
Chr Hansen Holding A/S	2,844	249,449
Chugoku Marine Paints Ltd.	57,100	496,431
CI Takiron Corp.	62,400	448,756
Clariant AG (Registered)*	13,458	385,672
Corbion NV	3,198	105,016
Covestro AG(b)	3,002	346,225
Croda International plc	4,661	297,207
Daicel Corp.	15,700	190,146
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	7,900	386,478
Denka Co. Ltd.	2,600	103,495
DIC Corp.	2,899	114,202
DuluxGroup Ltd.	12,466	73,689
Elementis plc	16,353	67,206
EMS-Chemie Holding AG (Registered)	114	83,881
Essentra plc	27,894	202,895
Evonik Industries AG	9,875	391,197
Frutarom Industries Ltd.	975	101,986
FUCHS PETROLUB SE	54	2,748
FUCHS PETROLUB SE (Preference)	2,151	117,903
Fujimori Kogyo Co. Ltd.	11,500	412,991
Fuso Chemical Co. Ltd.	1,100	31,593
Givaudan SA (Registered)	237	571,084
Hexpol AB	5,994	64,523
Hitachi Chemical Co. Ltd.	2,200	56,091
Incitec Pivot Ltd.	65,512	197,870

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Ishihara Sangyo Kaisha Ltd.*	31,600	596,363
Israel Chemicals Ltd.	3,780	15,973
Johnson Matthey plc	10,902	536,410
JSP Corp.	10,100	336,343
JSR Corp.	8,300	196,484
K+S AG (Registered)	11,139	313,884
Kaneka Corp.	22,000	203,967
Kansai Paint Co. Ltd.(a)	6,100	150,607
Kanto Denka Kogyo Co. Ltd.(a)	41,900	492,873
Kemira OYJ	5,993	85,110
KH Neochem Co. Ltd.	9,700	283,033
Koninklijke DSM NV	5,451	565,112
Konishi Co. Ltd.	15,800	287,615
Kumiai Chemical Industry Co. Ltd.	29,348	190,088
Kuraray Co. Ltd.	17,200	321,451
Kureha Corp.	12,600	904,988
LANXESS AG	2,603	227,702
Lenzing AG	789	100,649
Linde AG*	5,372	1,315,680
Lintec Corp.	1,800	51,450
Methanex Corp.	5,135	324,963
Mitsubishi Chemical Holdings Corp.	79,500	862,698
Mitsubishi Gas Chemical Co., Inc.	8,800	248,307
Mitsui Chemicals, Inc.	8,200	257,295
Nihon Parkerizing Co. Ltd.	7,600	131,523
Nippon Kayaku Co. Ltd.	7,000	102,991
Nippon Paint Holdings Co. Ltd.(a)	5,200	186,029
Nippon Shokubai Co. Ltd.	400	28,400
Nippon Soda Co. Ltd.	135,198	930,179
Nissan Chemical Industries Ltd.	3,800	154,743
Nitto Denko Corp.	4,700	429,461
NOF Corp.	2,000	53,649
Novozymes A/S, Class B	7,505	417,698
Nufarm Ltd.	9,803	63,266
Nutrien Ltd.*	21,421	1,123,561
OCI NV*(a)	1,386	35,240
Okamoto Industries, Inc.	3,000	33,943
Orica Ltd.	12,012	186,753
Osaka Soda Co. Ltd.(a)	16,600	426,729
Sakata INX Corp.	39,900	674,413
Sanyo Chemical Industries Ltd.(a)	11,300	597,325
Scapa Group plc	4,560	31,074
Sekisui Plastics Co. Ltd.	23,700	300,498
Shikoku Chemicals Corp.	10,000	166,186
Shin-Etsu Chemical Co. Ltd.	12,200	1,387,037
Shin-Etsu Polymer Co. Ltd.	22,800	274,465
Showa Denko KK	9,600	444,139
Sika AG	79	685,386
Sirius Minerals plc*(a)	232,717	77,968
SOL SpA	3,009	38,609
Solvay SA	3,713	539,099
Sumitomo Bakelite Co. Ltd.	15,000	128,487
Sumitomo Chemical Co. Ltd.	75,000	549,677
Sumitomo Seika Chemicals Co. Ltd.	7,900	411,809
Symrise AG	3,555	298,313
Synthomer plc	12,732	85,820
T Hasegawa Co. Ltd.	900	18,667

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Taiyo Holdings Co. Ltd.	900	43,864
Taiyo Nippon Sanso Corp.	7,200	111,277
Tayca Corp.	15,800	483,459
Teijin Ltd.	8,200	181,120
Tessenderlo Group SA*	1,427	68,619
Tikkurila OYJ(a)	1,942	39,143
Toagosei Co. Ltd.	6,900	89,067
Tokai Carbon Co. Ltd.	11,000	159,324
Tokuyama Corp.	2,500	79,245
Tokyo Ohka Kogyo Co. Ltd.	700	32,000
Toray Industries, Inc.	58,300	579,502
Tosoh Corp.	13,800	316,064
Toyo Ink SC Holdings Co. Ltd.	8,000	48,591
Toyobo Co. Ltd.	5,600	106,557
Ube Industries Ltd.	9,300	276,900
Umicore SA	6,083	321,000
Victrex plc	3,740	135,727
Wacker Chemie AG	884	178,016
Yara International ASA	9,085	438,492
Zeon Corp.	8,000	120,269

		36,551,840

Commercial Services & Supplies - 0.9%
Aggreko plc	15,795	181,173
Babcock International Group plc	35,550	346,800
Bell System24 Holdings, Inc.	5,600	80,392
Bilfinger SE	2,914	137,001
Bingo Industries Ltd.*(b)	9,500	19,693
Boyd Group Income Fund	300	26,108
Brambles Ltd.	59,803	479,412
Bravida Holding AB(b)	12,702	90,723
Caverion OYJ*(a)	9,768	82,624
Clean TeQ Holdings Ltd.*	7,980	8,982
Cleanaway Waste Management Ltd.	120,181	140,622
Coor Service Management Holding AB(b)	62,836	530,400
Credit Corp. Group Ltd.(a)	845	14,472
Dai Nippon Printing Co. Ltd.	3,900	86,821
Daiseki Co. Ltd.	2,500	74,664
dormakaba Holding AG*	50	46,068
Downer EDI Ltd.	44,714	243,312
Duskin Co. Ltd.	5,700	147,676
Edenred	3,379	109,486
Elis SA	7,409	207,670
Elis SA - XLON	4,520	126,580
G4S plc	85,320	344,939
HomeServe plc	11,489	127,926
Intrum Justitia AB(a)	2,887	107,475
ISS A/S	3,015	118,042
ITAB Shop Concept AB, Class B	8,776	50,726
IWG plc	37,095	140,107
Kokuyo Co. Ltd.	5,600	103,838
Lassila & Tikanoja OYJ	1,345	31,768
Loomis AB, Class B	2,261	90,676
Mitie Group plc(a)	266,125	670,601
Mitsubishi Pencil Co. Ltd.	1,800	40,088
Nippon Kanzai Co. Ltd.	1,300	24,177
Okamura Corp.	95,800	1,335,785

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Commercial Services & Supplies - (continued)
Park24 Co. Ltd.(a)	2,200	54,962
PayPoint plc	3,648	46,118
Pilot Corp.	500	24,781
Prestige International, Inc.	2,000	26,165
Prosegur Cia de Seguridad SA	11,866	99,040
Realord Group Holdings Ltd.*	32,000	20,088
Relia, Inc.	2,100	25,453
Renewi plc	85,612	122,962
Rentokil Initial plc	45,360	191,577
Ritchie Bros Auctioneers, Inc.	4,230	137,949
Sato Holdings Corp.	1,100	35,372
Secom Co. Ltd.	5,200	397,402
Securitas AB, Class B	13,588	252,315
Serco Group plc*	102,163	128,864
SG Fleet Group Ltd.	11,375	38,686
SmartGroup Corp. Ltd.	918	8,244
Sohgo Security Services Co. Ltd.	2,900	157,015
SPIE SA	5,489	136,895
Tomra Systems ASA	2,590	43,997
Toppan Forms Co. Ltd.	36,800	414,339
Toppan Printing Co. Ltd.	12,000	112,684
Transcontinental, Inc., Class A	56,327	1,141,829
Waste Connections, Inc.	9,085	654,615

		10,638,179

Communications Equipment - 0.3%
Mitel Networks Corp.*	88,954	800,586
Nokia OYJ	316,474	1,528,498
Telefonaktiebolaget LM Ericsson, Class A	28,338	182,919
Telefonaktiebolaget LM Ericsson, Class B	60,403	389,126

		2,901,129

Construction & Engineering - 2.5%
ACS Actividades de Construccion y Servicios SA	16,274	654,018
Aecon Group, Inc.	2,805	45,521
AF Gruppen ASA	2,860	46,386
Arcadis NV(a)	12,719	290,116
Ausdrill Ltd.	223,807	473,004
Badger Daylighting Ltd.(a)	2,812	57,943
Balfour Beatty plc	31,636	127,091
Boskalis Westminster	4,560	182,575
Bouygues SA	11,613	647,683
Burkhalter Holding AG	456	58,962
Chiyoda Corp.(a)	4,000	37,964
Cie d’Entreprises CFE	275	39,876
CIMIC Group Ltd.	1,935	73,862
COMSYS Holdings Corp.	4,300	120,150
Eiffage SA	2,844	346,001
Elco Ltd.	7,072	155,766
Elecnor SA	36,893	588,281
Electra Ltd.	1,343	360,158
Ferrovial SA	15,958	367,277
FLSmidth & Co. A/S	2,798	165,514
Fluidra SA	912	12,316
Fomento de Construcciones y Contratas SA*	3,420	40,687
Galliford Try plc	59,250	920,081

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Gold-Finance Holdings Ltd.*(b)	89,827	31,813
Hazama Ando Corp.	31,600	260,257
Hibiya Engineering Ltd.	1,600	33,113
HOCHTIEF AG	440	79,753
Implenia AG (Registered)(a)	1,972	143,297
JGC Corp.(a)	13,200	284,909
John Laing Group plc(b)	278,238	1,123,698
Kajima Corp.	45,000	444,826
Kandenko Co. Ltd.	3,000	33,063
Keller Group plc	63,674	903,665
Kier Group plc	88,322	1,322,550
Kinden Corp.	7,500	124,983
Koninklijke BAM Groep NV(a)	181,476	891,409
Koninklijke Volkerwessels NV	532	15,826
Kumagai Gumi Co. Ltd.(a)	29,600	835,216
Kyowa Exeo Corp.	3,900	101,042
Kyudenko Corp.	2,100	96,193
Lehto Group OYJ	1,385	21,222
Maeda Corp.	8,000	109,422
Maeda Road Construction Co. Ltd.	3,000	66,813
Maire Tecnimont SpA(a)	83,661	437,727
Mirait Holdings Corp.	13,700	201,945
Monadelphous Group Ltd.	5,516	78,433
Mota-Engil SGPS SA	53,088	264,537
NCC AB, Class B	2,271	45,192
Nippo Corp.	2,000	45,825
Nippon Densetsu Kogyo Co. Ltd.	1,700	37,331
Nippon Koei Co. Ltd.	15,800	521,818
Nishimatsu Construction Co. Ltd.	2,600	73,840
Obayashi Corp.	39,900	479,582
Obrascon Huarte Lain SA*	112,296	695,687
Okumura Corp.	3,000	129,586
Peab AB	14,286	122,953
Penta-Ocean Construction Co. Ltd.	9,000	69,177
Porr Ag(a)	7,979	276,328
Raito Kogyo Co. Ltd.	47,400	537,161
Sacyr SA(a)	253,906	831,245
Salini Impregilo SpA(a)	150,179	606,531
Sanki Engineering Co. Ltd.	41,100	463,130
Shikun & Binui Ltd.	197,737	485,050
Shimizu Corp.	38,200	390,907
SHO-BOND Holdings Co. Ltd.(a)	600	48,042
Skanska AB, Class B	8,286	168,948
SNC-Lavalin Group, Inc.	6,794	301,309
Star Group, Inc. (The)*	6,416	163,427
Sumitomo Densetsu Co. Ltd.	7,600	160,070
Sumitomo Mitsui Construction Co. Ltd.	135,940	773,384
Sweco AB, Class B	2,085	47,198
Taikisha Ltd.	28,200	981,723
Taisei Corp.	11,400	579,634
Takamatsu Construction Group Co. Ltd.	10,500	298,681
Toda Corp.	9,000	70,743
Tokyu Construction Co. Ltd.	79,800	865,587
Toshiba Plant Systems & Services Corp.	3,800	74,848
Totetsu Kogyo Co. Ltd.	1,800	58,293
United Engineers Ltd.(a)	77,800	156,884

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Veidekke ASA	14,056	151,065
Vinci SA	15,168	1,643,912
WSP Global, Inc.	1,210	58,742
YIT OYJ(a)	180,981	1,492,526
Yokogawa Bridge Holdings Corp.	34,700	891,382
Yurtec Corp.	24,100	196,059

		28,710,744

Construction Materials - 0.6%
Adelaide Brighton Ltd.(a)	26,716	140,400
Boral Ltd.	31,823	206,149
Breedon Group plc*	66,896	77,150
Brickworks Ltd.	67,466	776,301
Buzzi Unicem SpA(a)	3,547	104,502
Buzzi Unicem SpA (Retirement Savings Plan)	1,925	32,518
Cementir Holding SpA	32,469	305,789
CRH plc	26,905	999,358
CSR Ltd.(a)	54,796	223,630
HeidelbergCement AG	7,347	798,832
Ibstock plc(b)	299,226	1,093,572
Imerys SA	3,096	332,846
James Hardie Industries plc, CHDI	13,923	245,889
LafargeHolcim Ltd. (Registered)*	17,538	1,075,372
Sumitomo Osaka Cement Co. Ltd.	17,000	80,051
Taiheiyo Cement Corp.	5,100	216,559
Vicat SA	770	63,645
Wienerberger AG	3,836	104,940

		6,877,503

Consumer Finance - 0.5%
AEON Financial Service Co. Ltd.(a)	4,800	119,654
Aiful Corp.*	18,300	66,222
Allied Properties HK Ltd.	1,974,000	418,956
Arrow Global Group plc	149,784	871,171
B2Holding ASA	12,936	33,400
Cembra Money Bank AG	1,320	130,424
Eclipx Group Ltd.	277,685	883,682
Hitachi Capital Corp.	9,500	261,532
Hoist Finance AB(b)	57,433	703,425
Hong Leong Finance Ltd.	229,100	470,730
J Trust Co. Ltd.(a)	44,800	307,819
Jaccs Co. Ltd.	6,400	164,757
Orient Corp.	64,800	106,857
Provident Financial plc(a)	128,849	1,234,968
Resurs Holding AB(b)	4,712	35,065
Sun Hung Kai & Co. Ltd.	418,996	273,743

		6,082,405

Containers & Packaging - 0.5%
Amcor Ltd.	34,602	407,956
BillerudKorsnas AB	10,805	166,797
Cascades, Inc.	50,007	628,527
CCL Industries, Inc., Class B	3,996	191,617
DS Smith plc	48,111	344,407
FP Corp.	600	31,606
Fuji Seal International, Inc.	2,000	69,351
Huhtamaki OYJ(a)	3,023	129,434
Intertape Polymer Group, Inc.	49,375	862,860
Mayr Melnhof Karton AG	275	43,302

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Containers & Packaging - (continued)
Orora Ltd.	44,370	117,127
Pack Corp. (The)	9,100	313,463
Pact Group Holdings Ltd.	24,422	104,811
Papeles y Cartones de Europa SA	38,868	582,006
Rengo Co. Ltd.	16,800	136,056
RPC Group plc	25,754	311,666
Smurfit Kappa Group plc	11,929	419,959
Toyo Seikan Group Holdings Ltd.	5,600	90,294
Vidrala SA	1,180	120,539
Winpak Ltd.	930	33,786

		5,105,564

Distributors - 0.2%
Arata Corp.	9,800	507,260
Bapcor Ltd.(a)	25,156	118,961
Canon Marketing Japan, Inc.	3,700	101,487
D’ieteren SA/NV	1,847	86,468
Doshisha Co. Ltd.	1,800	42,281
Inchcape plc	21,251	218,944
Jardine Cycle & Carriage Ltd.	2,222	67,770
PALTAC Corp.	800	35,363
Uni-Select, Inc.	37,209	824,642

		2,003,176

Diversified Consumer Services - 0.2%
AA plc	488,334	874,989
AcadeMedia AB*(b)	49,152	399,874
Benesse Holdings, Inc.	1,600	60,098
Dignity plc	4,936	57,488
Enercare, Inc.	6,265	101,212
G8 Education Ltd.(a)	95,906	260,937
IDP Education Ltd.(a)	6,853	33,517
InvoCare Ltd.(a)	5,225	64,437
Navitas Ltd.	15,580	59,043

		1,911,595

Diversified Financial Services - 1.0%
Ackermans & van Haaren NV	784	146,598
Aker ASA, Class A	760	43,662
AMP Ltd.	126,716	538,693
Banca Farmafactoring SpA*(b)	49,770	402,076
Banca IFIS SpA	1,617	77,110
Banca Mediolanum SpA	14,294	140,673
Banque Nationale de Belgique	119	447,698
Cerved Information Solutions SpA	10,431	147,487
Challenger Ltd.	12,100	133,644
ECN Capital Corp.	19,456	59,152
Element Fleet Management Corp.	22,516	152,327
Eurazeo SA	3,160	333,624
EXOR NV	5,451	422,510
FFP	330	42,919
First Pacific Co. Ltd.	218,000	155,526
Fuyo General Lease Co. Ltd.	700	51,367
Goldin Financial Holdings Ltd.*	60,000	30,301
GRENKE AG	495	59,167
Groupe Bruxelles Lambert SA	2,054	242,776
HAL Trust	2,844	541,357
IBJ Leasing Co. Ltd.	25,938	680,322
Industrivarden AB, Class A	9,966	281,680
Industrivarden AB, Class C	6,811	182,014
Investment AB Latour, Class B	3,740	47,759

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Financial Services - (continued)
Investment AB Oresund	5,171	93,486
Investor AB, Class A	2,092	100,625
Investor AB, Class B	13,825	677,829
Japan Securities Finance Co. Ltd.	39,500	235,578
KBC Ancora	1,377	93,403
Kinnevik AB, Class B	5,472	200,223
L E Lundbergforetagen AB, Class B	1,970	159,516
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,000	141,890
Onex Corp.	2,204	165,491
ORIX Corp.	72,800	1,357,226
Pargesa Holding SA	1,265	115,532
Ricoh Leasing Co. Ltd.	18,800	689,790
Sofina SA	330	57,718
SRH NV*‡(d)	2,857	—
Standard Life Aberdeen plc	114,787	694,556
Tokyo Century Corp.	8,500	458,660
Wendel SA	1,659	310,212
Zenkoku Hosho Co. Ltd.	1,600	74,756

		10,986,933

Diversified Telecommunication Services - 1.8%
B Communications Ltd.*	4,673	90,100
BCE, Inc.	8,848	414,832
Bezeq The Israeli Telecommunication Corp. Ltd.	46,132	76,366
BT Group plc	465,152	1,689,724
Cellnex Telecom SA(b)	3,223	87,327
Chorus Ltd.	17,070	52,113
Com Hem Holding AB	5,606	97,781
Deutsche Telekom AG (Registered)	102,384	1,801,571
Ei Towers SpA	1,054	64,601
Elisa OYJ	4,332	184,887
HKBN Ltd.	51,500	64,791
HKT Trust & HKT Ltd.	87,400	108,950
Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	1,174,000	477,318
Iliad SA	772	200,422
Infrastrutture Wireless Italiane SpA(b)	5,179	37,581
Inmarsat plc	23,444	154,858
Koninklijke KPN NV	137,776	484,009
NetLink NBN Trust*(b)	7,600	4,818
Nippon Telegraph & Telephone Corp.	35,900	1,707,269
Orange SA	117,552	2,129,976
PCCW Ltd.	206,035	118,804
Proximus SADP	4,010	135,677
Singapore Telecommunications Ltd.	213,300	576,751
Spark New Zealand Ltd.	51,328	136,376
SpeedCast International Ltd.(a)	186,756	825,692
Sunrise Communications Group AG*(b)	770	72,477
Swisscom AG (Registered)	632	345,642
TDC A/S	45,504	304,746
Telecom Italia SpA	448,732	344,125
Telecom Italia SpA*	389,312	351,711

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
Telefonica Deutschland Holding AG	38,677	196,100
Telefonica SA	260,147	2,674,617
Telekom Austria AG*	6,934	67,290
Telenor ASA	29,941	704,031
Telia Co. AB	158,948	800,356
Telstra Corp. Ltd.	248,139	737,415
TELUS Corp.	5,320	200,815
TPG Telecom Ltd.(a)	22,040	113,685
Vocus Group Ltd.(a)	538,780	1,304,469

		19,940,073

Electric Utilities - 1.2%
Acciona SA(a)	2,469	224,346
Alpiq Holding AG (Registered)*	1,295	101,416
AusNet Services	33,122	45,461
BKW AG	1,400	89,458
Chubu Electric Power Co., Inc.	22,000	276,020
Chugoku Electric Power Co., Inc. (The)(a)	12,306	136,076
CK Infrastructure Holdings Ltd.	24,000	213,720
CLP Holdings Ltd.	56,000	571,710
Contact Energy Ltd.	20,140	83,322
Direct Energie(a)	576	27,181
EDP - Energias de Portugal SA	143,780	506,713
Electricite de France SA	18,249	251,776
Elia System Operator SA/NV	1,089	67,153
Emera, Inc.(a)	6,794	251,968
Endesa SA	16,195	365,166
Enel SpA	393,183	2,502,917
EVN AG	2,240	46,043
Fortis, Inc.	12,245	433,768
Fortum OYJ	10,981	238,914
Genesis Energy Ltd.	13,435	24,759
HK Electric Investments & HK Electric Investments Ltd.(a)(b)	61,500	56,849
Hokkaido Electric Power Co., Inc.(a)	18,200	118,549
Hokuriku Electric Power Co.(a)	15,000	122,578
Iberdrola SA	192,684	1,574,157
Iberdrola SA*(d)	4,082	33,348
Infratil Ltd.	37,798	90,916
Kansai Electric Power Co., Inc. (The)	33,400	414,153
Kyushu Electric Power Co., Inc.	31,600	345,659
Mercury NZ Ltd.	17,270	44,096
Okinawa Electric Power Co., Inc. (The)	40,372	1,027,099
Orsted A/S(b)	5,530	336,935
Power Assets Holdings Ltd.	31,000	275,659
Red Electrica Corp. SA	13,193	280,549
Romande Energie Holding SA (Registered)	76	102,195
Shikoku Electric Power Co., Inc.(a)	5,400	60,948
Spark Infrastructure Group	42,054	78,663
SSE plc	62,647	1,162,142
Terna Rete Elettrica Nazionale SpA	42,976	259,549
Tohoku Electric Power Co., Inc.	28,300	364,785

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
Tokyo Electric Power Co. Holdings, Inc.*	81,715	330,888
Trustpower Ltd.	25,928	103,622
Verbund AG	3,625	100,703

		13,741,929

Electrical Equipment - 1.1%
ABB Ltd. (Registered)	60,830	1,698,084
Ballard Power Systems, Inc.*	3,952	14,689
Daihen Corp.	99,000	945,060
Fagerhult AB	2,937	36,682
Fuji Electric Co. Ltd.	24,000	197,444
Fujikura Ltd.	12,500	122,303
Furukawa Electric Co. Ltd.	2,900	158,875
Futaba Corp.	3,400	75,254
GS Yuasa Corp.	6,000	32,211
Huber + Suhner AG (Registered)	867	50,643
Johnson Electric Holdings Ltd.	10,500	42,892
Legrand SA	7,900	659,572
Mabuchi Motor Co. Ltd.	2,000	118,364
Melrose Industries plc(a)	65,705	211,539
Mitsubishi Electric Corp.	64,800	1,182,850
Nexans SA	2,204	134,316
Nidec Corp.	8,255	1,319,681
Nissin Electric Co. Ltd.	7,200	80,011
Nitto Kogyo Corp.	18,400	315,053
NKT A/S*(a)	2,736	119,713
Nordex SE*	56,327	745,549
OSRAM Licht AG	2,765	242,355
Philips Lighting NV(b)	7,110	280,776
Prysmian SpA	9,085	320,742
Sanyo Denki Co. Ltd.	3,100	246,796
Schneider Electric SE*	14,694	1,381,665
SGL Carbon SE*	4,984	77,796
Siemens Gamesa Renewable Energy SA(a)	12,956	202,879
Sinfonia Technology Co. Ltd.	158,000	677,422
Somfy SA	275	30,764
TKH Group NV, CVA	2,194	146,362
Ushio, Inc.	5,900	89,942
Vestas Wind Systems A/S	5,530	378,590

		12,336,874

Electronic Equipment, Instruments & Components - 1.6%
Alps Electric Co. Ltd.	9,300	267,528
ALSO Holding AG (Registered)*	1,659	244,852
Amano Corp.	2,600	70,601
Anritsu Corp.	6,200	79,634
Azbil Corp.	1,500	69,672
Barco NV	440	54,484
Canon Electronics, Inc.	13,000	337,758
Celestica, Inc.*	93,330	945,586
Citizen Watch Co. Ltd.	10,300	78,697
Comet Holding AG (Registered)*	196	34,262
CONEXIO Corp.	17,900	397,013
Datalogic SpA	535	21,427
Dexerials Corp.	5,600	77,981
Electrocomponents plc	24,459	213,074
Enplas Corp.	7,900	297,820
Evertz Technologies Ltd.	1,712	24,183

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
FIH Mobile Ltd.	76,000	22,640
Fingerprint Cards AB, Class B*(a)	236,734	367,165
FIT Hon Teng Ltd.(b)	76,000	48,001
Halma plc	16,827	305,571
Hamamatsu Photonics KK	3,400	125,528
Hexagon AB, Class B	7,426	443,697
Hirose Electric Co. Ltd.	745	111,591
Hitachi High-Technologies Corp.	1,700	79,740
Hitachi Ltd.	232,000	1,841,462
Hochiki Corp.	7,600	168,285
Horiba Ltd.	300	19,266
Hosiden Corp.	2,700	44,796
Inficon Holding AG (Registered)*	110	68,928
Ingenico Group SA	1,766	201,740
Iriso Electronics Co. Ltd.	1,200	75,855
Japan Aviation Electronics Industry Ltd.	2,044	34,287
Japan Display, Inc.*(a)	35,400	76,861
Jenoptik AG	2,585	107,557
Kaga Electronics Co. Ltd.	18,200	498,539
Keyence Corp.	2,700	1,643,177
Kyocera Corp.	11,500	763,927
Laird plc	415,619	739,380
Landis+Gyr Group AG*	988	81,837
LEM Holding SA (Registered)	27	48,505
Macnica Fuji Electronics Holdings, Inc.	31,600	872,832
Murata Manufacturing Co. Ltd.	6,400	944,565
Mycronic AB(a)	4,702	53,249
Nichicon Corp.	5,100	68,402
Nippon Ceramic Co. Ltd.	900	25,395
Nippon Chemi-Con Corp.	15,800	534,845
Nippon Electric Glass Co. Ltd.	2,600	106,830
Nippon Signal Co. Ltd.	17,700	185,505
Nissha Co. Ltd.(a)	1,800	46,734
Nohmi Bosai Ltd.	25,700	475,128
Oki Electric Industry Co. Ltd.	73,100	1,061,459
Omron Corp.	8,200	511,584
Optex Group Co. Ltd.	500	31,881
Renishaw plc	1,617	114,237
Ryosan Co. Ltd.	1,400	53,612
Shimadzu Corp.	7,000	176,419
Siix Corp.	1,014	45,890
Smart Metering Systems plc(a)	2,964	31,739
Spectris plc	3,070	113,901
Taiyo Yuden Co. Ltd.(a)	2,500	42,096
TDK Corp.	4,300	395,905
Topcon Corp.	2,200	55,930
Truly International Holdings Ltd.(a)	1,244,000	423,072
V Technology Co. Ltd.	100	19,898
Venture Corp. Ltd.	17,900	315,287
Yaskawa Electric Corp.(a)	6,400	329,513
Yokogawa Electric Corp.	8,000	169,740

		18,338,555

Energy Equipment & Services - 0.7%
Aker Solutions ASA*(b)	7,535	43,583
BW Offshore Ltd.*	87,611	438,266
CES Energy Solutions Corp.	31,144	151,043

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Energy Equipment & Services - (continued)
Enerflex Ltd.	3,305	39,412
Ensign Energy Services, Inc.	89,945	539,589
Hunting plc*	21,556	187,907
John Wood Group plc	37,762	347,865
Modec, Inc.	15,800	437,863
Mullen Group Ltd.(a)	7,372	90,373
Ocean Yield ASA	7,224	65,405
Odfjell Drilling Ltd.*(a)	40,528	192,178
Pason Systems, Inc.	2,356	35,296
Petrofac Ltd.	230,048	1,732,532
Petroleum Geo-Services ASA*(a)	267,415	794,968
Precision Drilling Corp.*	26,504	96,351
Saipem SpA*(a)	22,351	104,999
SBM Offshore NV	9,020	168,887
Schoeller-Bleckmann Oilfield Equipment AG*(a)	202	22,044
ShawCor Ltd.	4,484	101,460
Subsea 7 SA	10,602	165,736
TechnipFMC plc(a)	16,669	541,076
Tecnicas Reunidas SA(a)	27,342	934,642
Tenaris SA	11,856	207,144
TGS NOPEC Geophysical Co. ASA	1,140	28,744
Trican Well Service Ltd.*	20,748	65,110
Vallourec SA*	23,467	161,313
WorleyParsons Ltd.*(a)	15,647	184,097

		7,877,883

Equity Real Estate Investment Trusts (REITs) - 2.7%
Abacus Property Group	262,596	769,746
Activia Properties, Inc.	15	66,717
Advance Residence Investment Corp.(a)	41	105,172
Aedifica SA	1,145	110,545
ALE Property Group	9,405	36,555
Allied Properties REIT	622	20,964
alstria office REIT-AG	6,756	106,887
Altarea SCA	118	30,208
Argosy Property Ltd.	64,665	51,209
Artis REIT	55,496	635,545
Ascendas REIT	118,500	249,817
Ascott Residence Trust	55,364	53,283
Assura plc	60,733	53,201
Aventus Retail Property Fund Ltd.(a)	158,079	276,490
Axiare Patrimonio SOCIMI SA	4,416	96,712
Befimmo SA	18,960	1,284,896
Beni Stabili SpA SIIQ	174,762	162,303
Big Yellow Group plc	17,823	219,870
British Land Co. plc (The)	36,419	346,265
BWP Trust	44,067	107,050
Canadian Apartment Properties REIT	5,068	149,373
Canadian REIT	3,144	114,090
CapitaLand Commercial Trust	22,800	32,566
CapitaLand Mall Trust	35,200	56,462
CapitaLand Retail China Trust	95,662	123,487
CDL Hospitality Trusts	36,800	51,158
Champion REIT	51,000	37,884

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Charter Hall Group	13,598	64,965
Charter Hall Long Wale REIT	138,961	438,842
Charter Hall Retail REIT(a)	295,381	916,078
Choice Properties REIT	4,225	44,494
Cofinimmo SA	456	61,578
Cominar REIT	11,020	130,154
Crombie REIT	1,400	15,234
Cromwell Property Group(a)	1,124,091	901,130
CT REIT	3,332	37,615
Daiwa House REIT Investment Corp.	42	103,196
Derwent London plc	3,404	141,638
Dexus	43,292	334,081
Dream Global REIT	84,293	854,026
Dream Office REIT	7,025	129,867
Eurocommercial Properties NV, CVA	3,593	169,998
Far East Hospitality Trust	53,300	31,145
First REIT	26,300	28,325
Folkestone Education Trust	14,718	32,298
Fonciere Des Regions	1,855	204,396
Frasers Centrepoint Trust	25,000	43,347
Frasers Commercial Trust	23,000	25,649
Frasers Hospitality Trust	39,200	24,253
Frasers Logistics & Industrial Trust(b)	113,800	99,093
Frontier Real Estate Investment Corp.	6	25,065
Gecina SA	2,163	423,584
Global One Real Estate Investment Corp.	12	45,403
GLP J-Reit	63	73,069
Goodman Group	47,400	310,512
Goodman Property Trust	19,085	19,210
GPT Group (The)	53,483	217,839
Granite REIT	3,482	143,696
Great Portland Estates plc	12,312	116,430
Green REIT plc	63,113	125,168
Growthpoint Properties Australia Ltd.	15,352	40,277
H&R REIT	11,108	190,317
Hamborner REIT AG	6,058	75,468
Hammerson plc	38,236	268,061
Hankyu Reit, Inc.	26	32,108
Hansteen Holdings plc	41,597	83,997
Heiwa Real Estate REIT, Inc.	73	67,145
Hibernia REIT plc	145,044	276,815
Hispania Activos Inmobiliarios SOCIMI SA	5,003	105,017
Hoshino Resorts REIT, Inc.	8	41,995
ICADE	2,535	275,691
Ichigo Office REIT Investment	1,290	967,899
Immobiliare Grande Distribuzione SIIQ SpA	266,546	312,127
Inmobiliaria Colonial Socimi SA	9,408	105,422
Intu Properties plc	4,277	13,709
Invesco Office J-Reit, Inc.	711	808,998
Investa Office Fund	15,730	56,427
Invincible Investment Corp.	121	56,091

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Japan Hotel REIT Investment Corp.	77	57,068
Japan Logistics Fund, Inc.	19	35,840
Japan Prime Realty Investment Corp.	18	63,653
Japan Real Estate Investment Corp.	30	154,184
Japan Retail Fund Investment Corp.	131	261,028
Kenedix Office Investment Corp.	9	56,809
Kenedix Residential Investment Corp.	17	48,669
Kenedix Retail REIT Corp.	21	47,443
Keppel DC REIT(a)	139,440	152,306
Keppel REIT	40,233	39,643
Killam Apartment REIT	41,001	452,503
Kiwi Property Group Ltd.	25,924	26,477
Klepierre SA	6,399	293,273
Land Securities Group plc	34,128	486,191
Lar Espana Real Estate Socimi SA	3,116	35,363
LaSalle Logiport REIT	58	62,647
Link REIT	59,301	524,663
Lippo Malls Indonesia Retail Trust	383,400	122,997
LondonMetric Property plc	38,352	97,733
Manulife US REIT(a)(b)	15,200	14,896
Mapletree Commercial Trust	32,090	41,424
Mapletree Greater China Commercial Trust(b)	49,500	47,640
Mapletree Industrial Trust	32,742	53,019
Mapletree Logistics Trust	72,123	75,472
MCUBS MidCity Investment Corp.	100	71,824
Mercialys SA	3,572	81,521
Merlin Properties Socimi SA	19,592	282,874
Mirvac Group	193,866	345,363
Morguard REIT	21,962	242,381
National Storage REIT	430,945	523,437
NewRiver REIT plc(a)	224,815	960,693
Nippon Accommodations Fund, Inc.	8	36,242
Nippon Building Fund, Inc.	33	176,859
Nippon Prologis REIT, Inc.	41	94,091
NIPPON REIT Investment Corp.	33	100,673
Nomura Real Estate Master Fund, Inc.	65	90,513
Northview Apartment REIT	19,276	390,281
NorthWest Healthcare Properties REIT	41,080	386,072
Orix JREIT, Inc.	134	206,362
OUE Hospitality Trust	60,500	41,359
Parkway Life REIT	12,500	28,834
Precinct Properties New Zealand Ltd.	22,735	22,211
Premier Investment Corp.	90	95,974
Primary Health Properties plc	43,736	71,897
Property for Industry Ltd.	51,499	63,651
Pure Industrial Real Estate Trust	117,473	773,674
RDI REIT plc	739,836	369,281
Regal REIT	744,000	234,003
Reit 1 Ltd.	136,275	623,010
Retail Estates NV	555	51,094
RioCan REIT	10,031	196,965
Safestore Holdings plc	12,195	86,501

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Scentre Group	129,560	435,382
Secure Income REIT plc	6,740	34,696
Segro plc	45,030	372,299
Sekisui House Reit, Inc.	23	31,290
Sekisui House Residential Investment Corp.(a)	55	63,286
Shaftesbury plc	15,160	215,583
Shopping Centres Australasia Property Group	33,990	61,928
SmartCentres REIT	7,068	174,273
SPH REIT	44,800	35,930
Stockland	89,349	305,318
Sunlight REIT	55,000	38,465
Suntec REIT	3,000	4,743
Terreis	968	54,506
Tokyu REIT, Inc.(a)	40	50,900
Tritax Big Box REIT plc	105,902	224,542
Unibail-Rodamco SE	3,239	833,628
UNITE Group plc (The)	9,133	103,511
United Urban Investment Corp.	84	132,747
Vicinity Centres	138,408	301,484
Vital Healthcare Property Trust	43,976	70,789
Warehouses De Pauw, CVA	824	102,342
Wereldhave NV	30,336	1,512,021
Westfield Corp.	71,416	528,558
Workspace Group plc	8,939	131,566

		31,175,765

Food & Staples Retailing - 1.4%
Aeon Co. Ltd.(a)	33,013	561,785
Ain Holdings, Inc.(a)	600	36,608
Alimentation Couche-Tard, Inc., Class B	13,509	708,566
Arcs Co. Ltd.	42,418	985,110
Axfood AB	3,184	64,211
Axial Retailing, Inc.	1,100	45,046
Belc Co. Ltd.	800	46,026
Booker Group plc	65,503	211,075
Carrefour SA	25,783	619,097
Casino Guichard Perrachon SA	2,660	156,042
Cawachi Ltd.	5,700	138,799
cocokara fine, Inc.	3,500	209,061
Colruyt SA	1,990	110,491
Cosmos Pharmaceutical Corp.	300	53,539
Create SD Holdings Co. Ltd.	2,000	48,482
Daikokutenbussan Co. Ltd.	400	18,579
Dairy Farm International Holdings Ltd.	7,600	64,600
Distribuidora Internacional de Alimentacion SA	3,628	19,439
Empire Co. Ltd., Class A	3,448	66,889
FamilyMart UNY Holdings Co. Ltd.(a)	2,737	183,043
Genky DrugStores Co. Ltd.*(a)	7,600	256,919
George Weston Ltd.	1,087	95,441
Heiwado Co. Ltd.	1,200	26,220
ICA Gruppen AB	1,931	75,671
Inageya Co. Ltd.	2,398	40,269
Itochu-Shokuhin Co. Ltd.	400	23,893

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - (continued)
J Sainsbury plc(a)	110,521	396,845
Jean Coutu Group PJC, Inc. (The), Class A	4,943	97,663
Jeronimo Martins SGPS SA	6,414	137,073
Kato Sangyo Co. Ltd.	9,400	335,853
Kesko OYJ, Class A	562	31,995
Kesko OYJ, Class B	2,318	135,575
Kobe Bussan Co. Ltd.	400	16,509
Koninklijke Ahold Delhaize NV	69,757	1,561,589
Kusuri no Aoki Holdings Co. Ltd.	600	31,442
Lawson, Inc.(a)	1,200	81,132
Life Corp.	700	18,020
Loblaw Cos. Ltd.	5,846	317,495
Madison Holdings Group Ltd.*	44,000	8,326
MARR SpA	1,155	32,057
Matsumotokiyoshi Holdings Co. Ltd.	3,600	147,588
Metcash Ltd.(a)	127,190	329,575
METRO AG*	10,902	237,670
Metro, Inc.	6,232	209,079
Ministop Co. Ltd.	1,000	20,924
Nihon Chouzai Co. Ltd.(a)	4,400	138,665
North West Co., Inc. (The)	5,684	135,006
Olam International Ltd.	35,100	59,787
Qol Co. Ltd.	1,500	29,751
Rallye SA(a)	24,253	447,155
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,977	292,919
Seven & i Holdings Co. Ltd.	24,000	986,341
Sheng Siong Group Ltd.	51,500	36,583
Shufersal Ltd.	3,578	25,864
Sligro Food Group NV	1,155	60,503
Sogo Medical Co. Ltd.	1,000	60,006
Sonae SGPS SA	76,391	123,047
Sugi Holdings Co. Ltd.	800	42,582
Sundrug Co. Ltd.	1,600	68,820
Tesco plc	265,677	789,614
Tsuruha Holdings, Inc.	900	125,326
United Super Markets Holdings, Inc.	2,000	20,265
Valor Holdings Co. Ltd.(a)	41,800	1,004,073
Welcia Holdings Co. Ltd.	1,800	76,350
Wesfarmers Ltd.	28,835	1,022,926
Wm Morrison Supermarkets plc	107,835	340,430
Woolworths Group Ltd.	38,710	844,759
Yaoko Co. Ltd.	1,800	87,399
Yokohama Reito Co. Ltd.	50,200	513,704
Zur Rose Group AG*	304	42,513

		16,385,699

Food Products - 2.5%
a2 Milk Co. Ltd.*	44,680	304,223
AAK AB	834	77,831
Agrana Beteiligungs AG	2,686	329,589
Ajinomoto Co., Inc.	11,500	218,084
Ariake Japan Co. Ltd.	800	69,333
Aryzta AG*(a)	1,844	49,730
Associated British Foods plc(a)	11,534	448,265
Austevoll Seafood ASA	8,913	70,363

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Bakkafrost P/F	2,188	89,443
Barry Callebaut AG (Registered)*	38	77,913
Bega Cheese Ltd.(a)	7,095	40,503
Bell Food Group AG (Registered)	948	455,848
Bonduelle SCA	12,968	685,775
Bourbon Corp.	15,800	470,432
Bumitama Agri Ltd.	282,300	160,643
Calbee, Inc.(a)	3,200	112,574
Chocoladefabriken Lindt & Spruengli AG	43	269,675
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	374,355
Cloetta AB, Class B	13,724	56,856
Costa Group Holdings Ltd.	13,860	68,461
CP Pokphand Co. Ltd.	317,384	25,159
Cranswick plc	2,274	95,007
Dairy Crest Group plc(a)	7,396	61,895
Danone SA	19,118	1,654,277
DyDo Group Holdings, Inc.	500	28,583
Ebro Foods SA	4,297	106,203
Emmi AG (Registered)*	41	31,138
Ezaki Glico Co. Ltd.	1,300	66,218
ForFarmers NV	16,966	213,890
Freedom Foods Group Ltd.	3,751	15,946
Fuji Oil Holdings, Inc.	3,400	103,413
Fujicco Co. Ltd.	2,000	42,948
Fujiya Co. Ltd.	400	9,345
Glanbia plc	2,193	37,619
Golden Agri-Resources Ltd.	219,400	63,682
GrainCorp Ltd., Class A	23,230	139,198
Greencore Group plc	615,410	1,702,155
Grieg Seafood ASA	50,560	449,200
House Foods Group, Inc.	2,400	83,441
Inghams Group Ltd.(a)	164,557	447,720
Itoham Yonekyu Holdings, Inc.(a)	6,500	59,667
Japfa Ltd.(a)	344,200	136,712
Kagome Co. Ltd.(a)	900	33,517
Kameda Seika Co. Ltd.	900	43,617
Kerry Group plc, Class A	5,056	540,097
Kewpie Corp.	2,600	74,197
Kikkoman Corp.	4,000	165,270
Kotobuki Spirits Co. Ltd.	1,000	60,831
KWS Saat SE	60	25,413
LDC SA(a)	2,844	451,721
Leroy Seafood Group ASA	18,318	93,782
Lotus Bakeries	13	34,981
Maple Leaf Foods, Inc.	1,870	53,119
Marine Harvest ASA*	11,282	196,134
Marudai Food Co. Ltd.	96,000	437,983
Maruha Nichiro Corp.	4,400	129,596
Megmilk Snow Brand Co. Ltd.	1,014	29,216
MEIJI Holdings Co. Ltd.	4,100	342,934
Mitsui Sugar Co. Ltd.	3,800	161,706
Morinaga & Co. Ltd.	1,100	57,139
Morinaga Milk Industry Co. Ltd.	1,200	56,507
Naturex*	590	64,679
Nestle SA (Registered)	95,748	8,283,191
NH Foods Ltd.	8,000	192,167
Nichirei Corp.	3,500	93,500

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Nippon Flour Mills Co. Ltd.	60,300	933,047
Nippon Suisan Kaisha Ltd.	19,700	104,677
Nisshin Oillio Group Ltd. (The)	1,400	42,197
Nisshin Seifun Group, Inc.	7,090	142,053
Nissin Foods Holdings Co. Ltd.	1,500	111,035
Norway Royal Salmon ASA	9,718	156,728
Origin Enterprises plc	18,224	137,350
Orkla ASA	19,304	201,733
Premium Brands Holdings Corp.	1,100	95,937
Prima Meat Packers Ltd.	28,000	191,104
PureCircle Ltd.*	1,672	10,307
Riken Vitamin Co. Ltd.	800	31,038
S Foods, Inc.	4,500	195,822
S&B Foods, Inc.	3,500	409,784
Sakata Seed Corp.	2,800	98,246
Salmar ASA	3,732	101,902
Saputo, Inc.	8,058	278,025
Savencia SA(a)	3,634	370,313
Schouw & Co. A/S	1,156	117,454
Showa Sangyo Co. Ltd.	7,000	180,715
Strauss Group Ltd.	952	21,538
Suedzucker AG	5,733	109,556
Synlait Milk Ltd.*	45,639	236,442
Tassal Group Ltd.(a)	102,204	325,246
Tate & Lyle plc	33,654	307,151
Toyo Suisan Kaisha Ltd.	2,800	113,508
Vilmorin & Cie SA	4,740	520,218
Viscofan SA	825	57,862
Vitasoy International Holdings Ltd.	16,000	40,913
Wessanen	3,410	73,448
WH Group Ltd.(b)	404,500	501,135
Wilmar International Ltd.	126,400	308,952
Yakult Honsha Co. Ltd.	3,700	309,138

		28,459,183

Gas Utilities - 0.2%
APA Group	29,412	191,960
Beijing Gas Blue Sky Holdings Ltd.*	608,000	45,864
Gas Natural SDG SA	20,698	479,721
Hong Kong & China Gas Co. Ltd.	224,470	443,691
Italgas SpA	22,372	138,625
Nippon Gas Co. Ltd.	2,000	84,192
Osaka Gas Co. Ltd.	3,600	71,337
Rubis SCA	4,108	303,982
Saibu Gas Co. Ltd.	3,300	86,525
Shizuoka Gas Co. Ltd.	65,400	569,790
Superior Plus Corp.	18,859	184,001
Toho Gas Co. Ltd.	2,000	58,541
Tokyo Gas Co. Ltd.	6,400	152,033
Valener, Inc.	83	1,513

		2,811,775

Health Care Equipment & Supplies - 0.8%
Advanced Medical Solutions Group plc(a)	4,180	19,319
Ambu A/S, Class B	8,875	191,191
Ansell Ltd.	6,098	124,187
Asahi Intecc Co. Ltd.	5,600	217,269
BioMerieux	825	78,417

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - (continued)
Carl Zeiss Meditec AG	715	46,985
Cochlear Ltd.	1,232	173,305
Coloplast A/S, Class B	3,871	345,100
CYBERDYNE, Inc.*(a)	6,300	108,968
DiaSorin SpA	869	84,385
Draegerwerk AG & Co. KGaA	536	40,998
Draegerwerk AG & Co. KGaA (Preference)	876	85,665
Eiken Chemical Co. Ltd.	800	35,546
Essilor International Cie Generale d’Optique SA	6,004	855,653
Fisher & Paykel Healthcare Corp. Ltd.	12,815	126,616
Fukuda Denshi Co. Ltd.	8,263	627,550
Getinge AB, Class B	8,992	123,526
GN Store Nord A/S	3,824	129,425
Guerbet	343	34,354
Hogy Medical Co. Ltd.	600	45,458
Hoya Corp.	10,300	525,498
Ion Beam Applications(a)	1,849	56,848
Koninklijke Philips NV	29,546	1,209,476
LivaNova plc*	1,200	102,660
Mani, Inc.	1,300	45,793
Mazor Robotics Ltd.*	2,094	67,792
Menicon Co. Ltd.	1,600	48,298
Nagaileben Co. Ltd.	1,500	38,395
Nakanishi, Inc.	1,700	92,355
Nanosonics Ltd.*(a)	26,752	61,305
Nihon Kohden Corp.	2,300	54,384
Nikkiso Co. Ltd.	64,300	761,668
Nipro Corp.	5,200	80,319
Olympus Corp.	9,000	345,884
Paramount Bed Holdings Co. Ltd.	800	42,142
Sartorius AG (Preference)	1,400	167,865
Sartorius Stedim Biotech	770	66,954
Sectra AB, Class B*(a)	1,654	39,884
Smith & Nephew plc	25,991	469,029
Sonova Holding AG (Registered)	1,501	242,362
Straumann Holding AG (Registered)	219	167,501
Sysmex Corp.	4,200	329,366
Terumo Corp.	9,400	459,860
William Demant Holding A/S*	2,796	88,642

		9,058,197

Health Care Providers & Services - 0.8%
Alfresa Holdings Corp.	12,100	294,754
Ambea AB*(b)	5,396	54,273
Amplifon SpA	3,837	68,401
As One Corp.	700	45,147
Attendo AB(b)	3,465	36,681
Australian Pharmaceutical Industries Ltd.	364,585	442,834
BML, Inc.	3,300	89,004
Capio AB(b)	85,890	490,441
Chartwell Retirement Residences	5,794	73,674
CVS Group plc(a)	1,796	31,593
EBOS Group Ltd.	1,980	26,949
Extendicare, Inc.	11,030	78,307

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
Fagron*	8,568	121,359
Fresenius Medical Care AG & Co. KGaA	7,110	823,727
Fresenius SE & Co. KGaA	13,825	1,213,841
Healthscope Ltd.(a)	71,257	111,362
Japan Lifeline Co. Ltd.	3,000	76,845
Lifco AB, Class B	1,352	54,651
Mediclinic International plc	18,944	160,882
Medipal Holdings Corp.	7,100	138,936
Metlifecare Ltd.(a)	151,443	694,914
Miraca Holdings, Inc.	1,300	59,548
NichiiGakkan Co. Ltd.(a)	9,200	118,166
NMC Health plc	1,466	69,588
Orpea	1,116	139,860
Primary Health Care Ltd.(a)	286,138	843,389
Raffles Medical Group Ltd.(a)	67,643	57,351
Ramsay Health Care Ltd.	4,108	227,363
Regis Healthcare Ltd.(a)	21,356	68,653
RHOEN-KLINIKUM AG	2,259	89,209
Ryman Healthcare Ltd.	13,156	106,617
Ship Healthcare Holdings, Inc.	3,300	107,778
Sigma Healthcare Ltd.(a)	960,087	695,800
Sonic Healthcare Ltd.	10,375	200,368
Spire Healthcare Group plc(b)	23,923	83,008
Summerset Group Holdings Ltd.	11,425	48,620
Suzuken Co. Ltd.	3,380	143,833
Toho Holdings Co. Ltd.	4,200	97,617
Town Health International Medical Group Ltd.(d)	398,000	35,111
UDG Healthcare plc	17,005	198,413

		8,518,867

Health Care Technology - 0.1%
AGFA-Gevaert NV*	117,709	593,289
CompuGroup Medical SE	624	39,606
M3, Inc.	5,000	182,767
RaySearch Laboratories AB*	2,290	45,774

		861,436

Hotels, Restaurants & Leisure - 1.8%
Accor SA	8,058	460,254
Aeon Fantasy Co. Ltd.	500	25,148
Ainsworth Game Technology Ltd.*	72,712	124,234
Arcland Service Holdings Co. Ltd.	1,400	31,718
Ardent Leisure Group(a)	43,861	71,388
Aristocrat Leisure Ltd.	17,459	337,884
Atom Corp.	5,800	50,957
Autogrill SpA	6,257	87,378
Basic-Fit NV*(a)(b)	3,008	82,064
Betsson AB*	14,516	118,168
Carnival plc	6,399	452,255
Cherry AB, Class B*	5,700	44,921
Colowide Co. Ltd.	3,500	70,221
Compass Group plc	44,003	927,666
Corporate Travel Management Ltd.(a)	3,366	55,166
Create Restaurants Holdings, Inc.(a)	2,200	24,347
Crown Resorts Ltd.	11,661	125,113
Dalata Hotel Group plc*	16,255	118,461

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Domino’s Pizza Enterprises Ltd.(a)	1,454	56,502
Domino’s Pizza Group plc	41,025	197,013
Doutor Nichires Holdings Co. Ltd.	2,700	64,090
EI Group plc*(a)	422,018	806,576
Euro Disney SCA (Registered)*‡(d)	11,550	—
Evolution Gaming Group AB(b)	1,265	98,485
Flight Centre Travel Group Ltd.(a)	3,119	128,882
Fuji Kyuko Co. Ltd.	1,000	29,545
Galaxy Entertainment Group Ltd.	67,000	593,637
Genting Singapore plc	144,000	148,488
GL Ltd.	310,200	201,398
Great Canadian Gaming Corp.*	2,860	85,321
Greene King plc(a)	271,681	2,016,715
GVC Holdings plc	11,752	154,920
Hiday Hidaka Corp.	1,660	52,543
HIS Co. Ltd.	800	28,876
Ichibanya Co. Ltd.	1,000	41,043
InterContinental Hotels Group plc	6,815	456,653
J D Wetherspoon plc	3,795	67,944
Kindred Group plc, SDR	4,675	78,328
Kingston Financial Group Ltd.	256,000	199,001
Kisoji Co. Ltd.	1,700	41,848
KOMEDA Holdings Co. Ltd.	1,200	22,998
Kyoritsu Maintenance Co. Ltd.	1,600	66,035
Ladbrokes Coral Group plc	93,991	227,222
LeoVegas AB(b)	988	14,151
Macau Legend Development Ltd.*(a)	456,000	72,293
Mandarin Oriental International Ltd.	8,000	17,280
Mantra Group Ltd.	80,580	254,474
Marston’s plc	494,519	794,651
McDonald’s Holdings Co. Japan Ltd.	1,100	49,480
Melco International Development Ltd.	21,000	63,230
Melia Hotels International SA	6,157	87,439
Millennium & Copthorne Hotels plc	6,688	50,882
Mitchells & Butlers plc	187,703	686,526
MOS Food Services, Inc.	2,100	63,680
MTY Food Group, Inc.	760	32,838
NagaCorp Ltd.	398,000	325,160
NH Hotel Group SA	12,299	93,921
Ohsho Food Service Corp.	1,504	70,271
Oriental Land Co. Ltd.	7,900	771,508
OUE Ltd.	7,600	12,481
Paddy Power Betfair plc	2,619	304,465
Pandox AB	5,709	107,573
Parques Reunidos Servicios Centrales SAU(b)	7,480	130,828
Plenus Co. Ltd.	1,000	19,596
Rank Group plc	175,143	565,371
Resorttrust, Inc.	1,800	42,792
Restaurant Brands International, Inc.	4,126	249,877
Restaurant Brands International, Inc.*	3,458	209,422

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Restaurant Brands New Zealand Ltd.	6,220	34,618
Retail Food Group Ltd.(a)	111,474	176,470
Rezidor Hotel Group AB	48,502	154,994
Ringer Hut Co. Ltd.(a)	1,700	38,017
Round One Corp.	2,700	50,040
Royal Holdings Co. Ltd.	1,600	43,754
Saizeriya Co. Ltd.	1,300	39,302
Sands China Ltd.	68,400	407,525
Scandic Hotels Group AB(b)	50,856	564,599
Shangri-La Asia Ltd.	32,000	81,417
SJM Holdings Ltd.	76,000	75,986
SkiStar AB(a)	1,414	28,984
Skylark Co. Ltd.(a)	3,700	53,286
Sodexo SA(a)	2,844	366,160
SSP Group plc	29,162	252,759
St Marc Holdings Co. Ltd.	1,400	39,760
Star Entertainment Grp Ltd. (The)(a)	22,034	108,123
Tabcorp Holdings Ltd.	88,717	371,405
Thomas Cook Group plc	559,241	1,003,629
Tokyo Dome Corp.(a)	86,000	819,385
Toridoll Holdings Corp.	1,600	56,140
Tosho Co. Ltd.	800	26,897
TUI AG, DI	26,805	607,221
Whitbread plc	6,004	331,359
William Hill plc	46,948	206,963
Wynn Macau Ltd.	18,000	63,518
Yoshinoya Holdings Co. Ltd.(a)	4,900	86,638
Zensho Holdings Co. Ltd.	3,600	62,993

		20,313,537

Household Durables - 1.7%
Alpine Electronics, Inc.	3,600	81,297
Barratt Developments plc	51,350	427,326
Bellway plc	6,715	317,124
Berkeley Group Holdings plc	6,952	392,082
Bonava AB, Class B(a)	9,123	130,436
Bovis Homes Group plc	102,700	1,599,918
Breville Group Ltd.	3,137	31,194
Cairn Homes plc*	33,544	79,396
Casio Computer Co. Ltd.	10,000	151,619
Clarion Co. Ltd.(a)	92,000	337,135
Countryside Properties plc(b)	318,370	1,432,463
Crest Nicholson Holdings plc	190,627	1,370,315
De’ Longhi SpA	1,687	56,953
Dorel Industries, Inc., Class B	15,735	395,539
Duni AB	3,648	55,176
Ekornes ASA	21,646	327,666
Electra Consumer Products 1970 Ltd.	8,196	142,020
Electrolux AB, Series B	6,308	223,424
Fiskars OYJ Abp	1,716	51,198
Foster Electric Co. Ltd.	16,737	493,730
Fujitsu General Ltd.	2,000	39,522
Haseko Corp.	18,500	288,800
Hunter Douglas NV	76	6,741
Husqvarna AB, Class B	10,285	107,662
Iida Group Holdings Co. Ltd.	15,200	300,923

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Durables - (continued)
JM AB	6,216	140,552
Kaufman & Broad SA	10,823	566,815
Lisi Group Holdings Ltd.*	152,000	24,292
Man Wah Holdings Ltd.	29,600	31,487
McCarthy & Stone plc(b)	467,917	973,482
Nagawa Co. Ltd.	500	21,254
Neinor Homes SA*(b)	3,724	85,825
Nikon Corp.	16,200	314,190
Nobia AB	126,874	1,028,141
Panasonic Corp.	79,200	1,174,704
Persimmon plc	14,457	514,376
Pioneer Corp.*(a)	53,600	113,922
Pressance Corp.	20,800	298,028
Redrow plc	25,882	220,465
Rinnai Corp.	900	84,678
Sangetsu Corp.	2,256	44,808
SEB SA	744	154,226
Sekisui Chemical Co. Ltd.	19,900	379,204
Sekisui House Ltd.(a)	35,000	640,649
Sharp Corp.*(a)	4,600	171,728
Sony Corp.	39,500	1,884,985
Starts Corp., Inc.	5,200	145,060
Steinhoff International Holdings NV	174,420	98,408
Sumitomo Forestry Co. Ltd.	8,000	137,419
Tamron Co. Ltd.	6,800	149,824
Taylor Wimpey plc	167,954	455,227
Techtronic Industries Co. Ltd.	50,500	336,389
Token Corp.	1,710	196,449
TomTom NV*	12,278	134,171
Zojirushi Corp.(a)	38,100	467,371

		19,827,788

Household Products - 0.4%
Earth Chemical Co. Ltd.	600	31,332
Essity AB, Class B*	20,066	602,912
Henkel AG & Co. KGaA	3,081	386,886
Henkel AG & Co. KGaA (Preference)	6,004	842,190
Lion Corp.	7,900	148,078
Pigeon Corp.	2,400	93,665
PZ Cussons plc	29,564	131,422
Reckitt Benckiser Group plc	19,155	1,853,094
Unicharm Corp.	16,600	443,305

		4,532,884

Independent Power and Renewable Electricity Producers - 0.2%
Algonquin Power & Utilities Corp.	13,354	145,421
Boralex, Inc., Class A	2,035	39,212
Capital Power Corp.	471	8,953
Drax Group plc	26,399	97,606
EDP Renovaveis SA	6,490	56,999
Electric Power Development Co. Ltd.	8,100	229,669
ERG SpA	2,090	43,402
GCL New Energy Holdings Ltd.*(a)	6,320,000	460,580
Infigen Energy*	127,984	65,290
Innergex Renewable Energy, Inc.	12,871	144,462
Meridian Energy Ltd.	28,875	61,974

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Independent Power and Renewable Electricity Producers - (continued)
Northland Power, Inc.	2,116	39,462
Saeta Yield SA	2,970	41,587
Scatec Solar ASA(b)	988	5,811
TransAlta Corp.	4,615	25,579
Uniper SE	11,060	331,085

		1,797,092

Industrial Conglomerates - 1.0%
CIR-Compagnie Industriali Riunite SpA	213,063	310,014
CK Hutchison Holdings Ltd.	138,856	1,874,741
Daetwyler Holding AG	334	71,069
DCC plc	2,686	282,843
Hopewell Holdings Ltd.	8,000	32,373
Indus Holding AG	990	78,807
Italmobiliare SpA	360	11,032
Jardine Matheson Holdings Ltd.	15,900	1,009,332
Jardine Strategic Holdings Ltd.(a)	8,800	350,240
Keppel Corp. Ltd.	30,500	201,982
Nisshinbo Holdings, Inc.	11,200	158,835
Nolato AB, Class B	710	47,909
NWS Holdings Ltd.	53,401	104,051
Rheinmetall AG	1,745	247,600
Seibu Holdings, Inc.	2,000	39,943
Sembcorp Industries Ltd.(a)	73,900	191,919
Shun Tak Holdings Ltd.	1,238,000	533,413
Siemens AG (Registered)	24,727	3,762,975
Smiths Group plc	16,511	375,319
TOKAI Holdings Corp.	99,995	964,635
Toshiba Corp.*	316,000	900,334

		11,549,366

Insurance - 5.0%
Admiral Group plc	6,163	161,960
Aegon NV	79,395	544,776
Ageas	10,349	548,437
AIA Group Ltd.	381,800	3,270,570
Allianz SE (Registered)	23,147	5,867,999
ASR Nederland NV	8,855	388,295
Assicurazioni Generali SpA	70,152	1,395,648
AUB Group Ltd.	2,255	23,647
Aviva plc	214,248	1,563,573
AXA SA	101,199	3,340,189
Baloise Holding AG (Registered)	2,528	414,172
Beazley plc	41,317	311,988
CBL Corp. Ltd.(a)	102,937	245,311
Clal Insurance Enterprises Holdings Ltd.*	18,249	356,996
CNP Assurances	7,687	197,650
Coface SA	61,225	689,490
Dai-ichi Life Holdings, Inc.	65,600	1,373,540
Direct Line Insurance Group plc	76,551	402,018
esure Group plc	8,588	29,261
Euler Hermes Group	1,281	194,688
Fairfax Financial Holdings Ltd.	1,501	791,578
Gjensidige Forsikring ASA	3,780	71,599
Great Eastern Holdings Ltd.	6,800	156,496
Great-West Lifeco, Inc.	15,247	432,238
Grupo Catalana Occidente SA	2,102	98,720
Hannover Rueck SE	3,081	422,581

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Harel Insurance Investments & Financial Services Ltd.	19,063	158,202
Hastings Group Holdings plc(b)	11,496	48,095
Helvetia Holding AG (Registered)	253	150,913
Hiscox Ltd.	14,536	292,287
IDI Insurance Co. Ltd.	1,910	138,401
Industrial Alliance Insurance & Financial Services, Inc.	4,898	235,109
Insurance Australia Group Ltd.	62,410	365,884
Intact Financial Corp.	3,792	318,759
Japan Post Holdings Co. Ltd.	10,800	128,822
Japan Post Insurance Co. Ltd.(a)	7,600	200,870
Jardine Lloyd Thompson Group plc	3,135	60,096
Just Group plc	478,266	998,413
Lancashire Holdings Ltd.	32,706	306,033
Legal & General Group plc	255,960	984,951
Manulife Financial Corp.	103,569	2,203,326
Mapfre SA	6,728	23,979
Medibank Pvt Ltd.	88,796	240,874
Menora Mivtachim Holdings Ltd.	8,171	118,847
Migdal Insurance & Financial Holding Ltd.	180,880	218,004
MS&AD Insurance Group Holdings, Inc.	21,000	713,948
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	8,137	1,921,405
nib holdings Ltd.	19,811	107,642
NN Group NV	18,723	886,319
Old Mutual plc	265,440	882,522
Phoenix Group Holdings	30,020	326,151
Phoenix Holdings Ltd. (The)*	21,712	136,890
Poste Italiane SpA(b)	2,720	22,581
Power Corp. of Canada	18,091	462,874
Power Financial Corp.	12,245	338,650
Prudential plc	138,250	3,747,166
QBE Insurance Group Ltd.	77,894	679,945
RSA Insurance Group plc	39,026	343,859
Saga plc	73,340	120,563
Sampo OYJ, Class A	15,250	888,522
SCOR SE	8,769	393,810
Societa Cattolica di Assicurazioni SC	126,479	1,580,339
Sompo Holdings, Inc.	19,600	783,964
Sony Financial Holdings, Inc.	8,500	155,275
Steadfast Group Ltd.	33,550	75,253
Storebrand ASA	17,930	161,354
Sun Life Financial, Inc.	32,706	1,422,765
Suncorp Group Ltd.	50,165	554,884
Swiss Life Holding AG (Registered)*	1,659	623,731
Swiss Re AG	18,407	1,817,731
T&D Holdings, Inc.	31,700	564,272
Talanx AG	1,827	81,116
Tokio Marine Holdings, Inc.	41,200	1,940,067
Topdanmark A/S*	1,650	79,155
Tryg A/S	2,365	57,757
Unipol Gruppo SpA	20,166	111,566
UnipolSai Assicurazioni SpA(a)	53,194	137,900

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
UNIQA Insurance Group AG	4,884	60,325
Vittoria Assicurazioni SpA	21,883	354,935
Wuestenrot & Wuerttembergische AG	30,731	922,624
Zurich Insurance Group AG	7,979	2,625,620

		56,568,765

Internet & Direct Marketing Retail - 0.3%
ASKUL Corp.	500	16,719
ASOS plc*	1,589	167,982
Belluna Co. Ltd.	47,500	583,551
boohoo.com plc*	21,681	57,146
Dustin Group AB(b)	48,032	475,153
N Brown Group plc	121,581	347,863
Ocado Group plc*	40,281	288,470
Rakuten, Inc.	33,300	300,739
Start Today Co. Ltd.	4,000	117,448
Takkt AG	29,072	811,248
Trade Me Group Ltd.	14,586	48,578
Webjet Ltd.	2,485	20,585
Yoox Net-A-Porter Group SpA*	2,041	96,237
Zalando SE*(b)	2,863	168,271
zooplus AG*	203	41,979

		3,541,969

Internet Software & Services - 0.2%
Aconex Ltd.*	3,724	23,189
carsales.com Ltd.	4,036	49,022
Delivery Hero AG*(b)	608	26,176
DeNA Co. Ltd.	4,000	86,593
Dip Corp.	1,400	44,506
GMO internet, Inc.(a)	1,200	21,833
Gurunavi, Inc.	1,800	22,476
Infomart Corp.	5,500	38,798
Internet Initiative Japan, Inc.	2,300	50,001
Just Eat plc*	13,319	154,401
Kakaku.com, Inc.	1,600	28,012
Mixi, Inc.	1,800	79,401
Moneysupermarket.com Group plc	30,328	146,031
NetEnt AB*(a)	8,842	50,365
NEXTDC Ltd.*(a)	16,647	76,836
Rightmove plc	3,213	201,632
Rocket Internet SE*(b)	1,646	47,900
Scout24 AG(b)	2,584	120,005
Shopify, Inc., Class A*	2,449	313,276
SMS Co. Ltd.(a)	1,600	56,653
SUNeVision Holdings Ltd.	134,000	106,221
Takeaway.com NV*(b)	1,022	62,130
United Internet AG (Registered)	3,362	245,848
XING SE	165	57,862
Yahoo Japan Corp.(a)	44,900	215,954
ZPG plc(b)	13,414	65,429

		2,390,550

IT Services - 0.7%
Afterpay Touch Group Ltd.*	2,660	15,853
Alten SA	1,130	114,868
Altran Technologies SA(a)	5,420	101,212
Amadeus IT Group SA	13,351	1,039,168
Atea ASA*	10,346	161,195
Atos SE	3,239	512,443

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
IT Services - (continued)
Bechtle AG	1,192	108,994
CANCOM SE	1,168	110,656
Capgemini SE	5,056	673,626
CGI Group, Inc., Class A*	8,532	489,590
Computacenter plc	9,339	150,867
Computershare Ltd.	17,424	235,622
Digital Garage, Inc.	1,300	43,232
DTS Corp.	2,000	73,015
Econocom Group SA/NV(a)	12,196	102,098
Equiniti Group plc(b)	6,906	26,614
FDM Group Holdings plc	3,850	52,066
Formula Systems 1985 Ltd.	4,749	206,109
Fujitsu Ltd.	88,000	648,099
Indra Sistemas SA*	5,509	81,256
Infocom Corp.	800	17,736
Itochu Techno-Solutions Corp.	1,200	52,659
Keywords Studios plc	1,064	22,514
Link Administration Holdings Ltd.(a)	25,312	183,238
Matrix IT Ltd.	2,464	29,358
NEC Networks & System Integration Corp.	28,200	753,860
NET One Systems Co. Ltd.	8,100	122,366
Nets A/S*(b)	2,602	71,864
Nihon Unisys Ltd.	2,600	54,594
Nomura Research Institute Ltd.	4,215	193,846
NS Solutions Corp.	800	21,474
NTT Data Corp.	32,900	386,704
Obic Co. Ltd.	1,500	116,669
Otsuka Corp.	1,700	142,504
Reply SpA	880	57,334
SCSK Corp.	900	41,391
Softcat plc	12,119	90,650
Sopra Steria Group	663	135,040
Tieto OYJ	1,598	55,740
TIS, Inc.	2,300	81,334
Transcosmos, Inc.	17,900	475,562
Wirecard AG	2,686	335,612
Worldline SA*(b)	1,045	59,310

		8,447,942

Leisure Products - 0.2%
Amer Sports OYJ*	5,748	162,760
Bandai Namco Holdings, Inc.	9,100	296,789
Beneteau SA	2,358	62,862
BRP, Inc.	3,584	148,577
Heiwa Corp.	8,850	177,073
Photo-Me International plc	19,912	51,818
Sega Sammy Holdings, Inc.	13,400	186,965
Shimano, Inc.	1,900	271,540
Spin Master Corp.*(b)	2,040	88,178
Technogym SpA(b)	4,905	53,894
Thule Group AB(b)	2,805	64,103
Tomy Co. Ltd.	3,700	55,862
Trigano SA	414	80,559
Universal Entertainment Corp.(a)	300	14,292
Yamaha Corp.	4,600	189,428
Yonex Co. Ltd.	10,000	69,442

		1,974,142

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Life Sciences Tools & Services - 0.2%
Clinigen Group plc	5,270	82,286
EPS Holdings, Inc.	1,900	46,040
Eurofins Scientific SE	283	185,087
Evotec AG*	8,740	159,888
Gerresheimer AG	998	87,401
Lonza Group AG (Registered)*	2,212	616,057
MorphoSys AG*	1,667	164,887
QIAGEN NV*	6,803	227,833
Siegfried Holding AG (Registered)*	165	59,195
Tecan Group AG (Registered)	779	172,795

		1,801,469

Machinery - 3.1%
Aalberts Industries NV	1,980	108,530
Ag Growth International, Inc.	912	42,260
Aichi Corp.	13,500	98,942
Aida Engineering Ltd.	18,900	266,302
Alfa Laval AB	6,238	164,160
Alimak Group AB(b)	1,444	24,378
Alstom SA	3,962	174,476
Amada Holdings Co. Ltd.	18,300	270,925
ANDRITZ AG	1,397	84,092
Atlas Copco AB, Class A	19,039	895,654
Atlas Copco AB, Class B	12,324	515,899
ATS Automation Tooling Systems, Inc.*	1,400	18,988
Aumann AG*(b)	223	18,502
Beijer Alma AB	1,152	37,620
Bobst Group SA (Registered)	200	26,248
Bodycote plc	16,467	226,441
Bucher Industries AG (Registered)	275	126,199
Burckhardt Compression Holding AG	76	28,304
Cargotec OYJ, Class B	1,540	90,052
CKD Corp.	13,900	375,786
Concentric AB	914	17,897
Construcciones y Auxiliar de Ferrocarriles SA(a)	18,012	841,442
Conzzeta AG (Registered)	55	67,093
Daifuku Co. Ltd.	4,800	321,011
Daiwa Industries Ltd.	1,600	19,129
Danieli & C Officine Meccaniche SpA(a)	3,209	92,145
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	3,477	69,130
Deutz AG	912	8,487
DMG Mori AG	1,007	59,901
DMG Mori Co. Ltd.(a)	2,000	45,532
Duerr AG	605	83,583
Ebara Corp.	4,100	167,899
FANUC Corp.	5,400	1,458,156
Fenner plc	6,536	44,075
Fuji Machine Manufacturing Co. Ltd.(a)	4,900	103,248
Fujitec Co. Ltd.	66,200	909,109
Furukawa Co. Ltd.	32,600	739,178
GEA Group AG	5,056	252,129

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Georg Fischer AG (Registered)	121	175,460
Glory Ltd.	2,000	78,054
Harmonic Drive Systems, Inc.(a)	1,500	103,202
Heidelberger Druckmaschinen AG*	13,984	50,694
Hexagon Composites ASA*	6,156	20,450
Hino Motors Ltd.	7,700	101,792
Hirata Corp.	300	33,036
Hitachi Construction Machinery Co. Ltd.	5,100	228,240
Hitachi Zosen Corp.	147,200	796,988
Hoshizaki Corp.	1,900	179,460
IHI Corp.	2,500	83,597
IMI plc	5,405	102,149
Industria Macchine Automatiche SpA	495	43,443
Interpump Group SpA	3,884	140,510
Interroll Holding AG (Registered)	34	56,325
Japan Steel Works Ltd. (The)	8,500	265,150
JTEKT Corp.	10,600	188,781
Jungheinrich AG (Preference)	4,524	224,191
Kawasaki Heavy Industries Ltd.	7,900	325,684
KION Group AG	2,844	261,892
Kitz Corp.	83,300	716,584
Koenig & Bauer AG	388	31,877
Komatsu Ltd.	27,400	1,063,066
Komax Holding AG (Registered)	165	57,012
Komori Corp.(a)	4,400	58,409
Kone OYJ, Class B	12,245	703,219
Konecranes OYJ	2,243	114,228
Krones AG	330	46,207
KSB SE & Co. KGaA (Preference)	790	484,198
Kubota Corp.	35,287	716,699
Kurita Water Industries Ltd.	3,400	111,200
Kyokuto Kaihatsu Kogyo Co. Ltd.	31,600	550,912
Makino Milling Machine Co. Ltd.	93,000	1,045,403
Makita Corp.	6,600	310,787
MAN SE	432	51,556
MAN SE (Preference)	575	67,906
Max Co. Ltd.	2,000	27,832
Meidensha Corp.	176,000	733,636
Metso OYJ	2,645	92,755
MINEBEA MITSUMI, Inc.	15,811	357,343
Mitsubishi Heavy Industries Ltd.	11,911	447,610
Mitsuboshi Belting Ltd.	3,000	40,044
Mitsui Engineering & Shipbuilding Co. Ltd.(a)	71,100	1,261,698
Miura Co. Ltd.	3,300	93,871
Morgan Advanced Materials plc	39,032	192,382
Morita Holdings Corp.	9,000	164,903
Nabtesco Corp.	2,300	108,515
Nachi-Fujikoshi Corp.	33,000	229,463
New Flyer Industries, Inc.	1,870	88,512
NGK Insulators Ltd.	600	12,214
Nitta Corp.	3,400	143,282
Noritake Co. Ltd.	7,900	421,218
Norma Group SE	1,114	87,984
NSK Ltd.	24,700	406,406
NTN Corp.	11,400	58,381
Obara Group, Inc.	600	41,336

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
OC Oerlikon Corp. AG (Registered)*	4,758	85,015
Oiles Corp.	8,620	178,789
OKUMA Corp.	1,000	68,618
OSG Corp.	1,500	37,996
Outotec OYJ*(a)	6,765	58,453
Palfinger AG(a)	2,657	113,366
Pfeiffer Vacuum Technology AG	302	60,044
Rational AG	55	38,780
Rieter Holding AG (Registered)*	165	44,125
Rotork plc	23,256	97,725
Ryobi Ltd.	25,400	755,101
Sandvik AB	31,758	627,316
Schindler Holding AG	1,582	397,202
Schindler Holding AG (Registered)	602	146,744
Shima Seiki Manufacturing Ltd.	1,300	93,967
Shinmaywa Industries Ltd.	75,300	720,888
Sintokogio Ltd.	2,200	28,217
SKF AB, Class A	2,427	59,945
SKF AB, Class B	8,988	222,855
SMC Corp.	1,800	882,561
Sodick Co. Ltd.	15,200	211,384
Spirax-Sarco Engineering plc	2,783	224,592
Stabilus SA	1,549	150,707
Star Micronics Co. Ltd.	5,900	123,616
Sulzer AG (Registered)	242	34,467
Sumitomo Heavy Industries Ltd.	5,200	237,002
Tadano Ltd.	6,500	113,380
Takeuchi Manufacturing Co. Ltd.	27,400	707,874
Takuma Co. Ltd.(a)	15,800	213,938
THK Co. Ltd.	2,500	103,523
Toshiba Machine Co. Ltd.	18,245	148,929
Trelleborg AB, Class B	6,989	187,127
Tsubaki Nakashima Co. Ltd.	5,600	159,296
Tsubakimoto Chain Co.	11,000	92,410
Tsugami Corp.	1,000	14,841
Union Tool Co.	500	19,720
Valmet OYJ	5,005	112,666
VAT Group AG*(b)	114	18,248
Vesuvius plc	162,582	1,391,822
Volvo AB, Class A	13,983	288,935
Volvo AB, Class B	42,897	878,475
Wacker Neuson SE	5,236	214,990
Wartsila OYJ Abp	4,187	287,190
Weir Group plc (The)	6,802	213,672
YAMABIKO Corp.	39,500	649,196
Yangzijiang Shipbuilding Holdings Ltd.	144,100	176,108
Zardoya Otis SA	836	9,581

		35,192,044

Marine - 0.2%
AP Moller - Maersk A/S, Class A	39	66,913
AP Moller - Maersk A/S, Class B	158	282,983
Clarkson plc	1,045	46,810
D/S Norden A/S*	3,952	78,984
Dfds A/S	2,869	172,691
Hapag-Lloyd AG*(b)	836	34,805
Iino Kaiun Kaisha Ltd.	4,300	24,385

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Marine - (continued)
Irish Continental Group plc	11,810	84,596
Kawasaki Kisen Kaisha Ltd.*(a)	9,100	241,183
Kuehne + Nagel International AG (Registered)	1,659	304,995
NS United Kaiun Kaisha Ltd.	6,800	167,329
Orient Overseas International Ltd.	7,000	65,915
Pacific Basin Shipping Ltd.*(a)	323,000	74,747
SITC International Holdings Co. Ltd.(a)	182,000	209,424
Stolt-Nielsen Ltd.	8,993	121,605
Wallenius Wilhelmsen Logistics*	16,984	142,044
Wilh Wilhelmsen Holding ASA, Class A	1,768	58,616
Wilh Wilhelmsen Holding ASA, Class B	2,216	73,325

		2,251,350

Media - 1.7%
Altice NV, Class A*(a)	11,083	119,510
Altice NV, Class B*	8,536	91,929
APN Outdoor Group Ltd.(a)	17,328	64,264
Ascential plc	19,337	99,928
Atresmedia Corp. de Medios de Comunicacion SA	80,501	843,891
Axel Springer SE	3,081	271,550
Cineplex, Inc.	4,765	122,033
Cineworld Group plc	8,849	64,869
Cogeco Communications, Inc.	2,501	155,338
Cogeco, Inc.	6,478	396,225
Corus Entertainment, Inc., Class B(a)	107,914	742,384
CTS Eventim AG & Co. KGaA	1,375	68,996
CyberAgent, Inc.	2,200	95,232
Daiichikosho Co. Ltd.	1,100	59,860
Daily Mail & General Trust plc, Class A	11,213	101,652
Dentsu, Inc.	10,000	447,529
Entertainment One Ltd.	265,440	1,219,980
Euromoney Institutional Investor plc	1,812	30,406
Eutelsat Communications SA	6,131	135,340
EVENT Hospitality and Entertainment Ltd.	2,282	25,057
Evergrande Health Industry Group Ltd.*	125,000	48,425
Fairfax Media Ltd.(a)	127,452	73,275
Hakuhodo DY Holdings, Inc.	7,400	111,046
Informa plc	25,754	254,973
IPSOS	39,421	1,510,584
ITV plc	227,046	539,194
JCDecaux SA	1,723	74,824
Juventus Football Club SpA*	24,274	24,721
Kadokawa Dwango Corp.	2,500	31,492
Kinepolis Group NV	1,030	76,346
Lagardere SCA	5,335	166,949
LIFULL Co. Ltd.	1,200	10,202
Mediaset SpA*(a)	20,560	82,012
Metropole Television SA	1,210	33,041

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
Modern Times Group MTG AB, Class B	1,045	48,082
Nine Entertainment Co. Holdings Ltd.(a)	527,557	717,678
NOS SGPS SA	7,840	53,570
oOh!media Ltd.	4,553	16,885
Pearson plc	44,398	438,039
ProSiebenSat.1 Media SE	13,272	509,069
Publicis Groupe SA	7,426	515,092
Quebecor, Inc., Class B	8,092	158,298
RAI Way SpA(b)	8,120	49,971
REA Group Ltd.	2,748	163,885
RTL Group SA	1,140	96,642
Sanoma OYJ	72,771	946,433
Schibsted ASA, Class B	3,483	105,493
SES SA, FDR(a)	22,120	346,379
Seven West Media Ltd.(a)	426,736	195,235
Shaw Communications, Inc., Class B	12,870	281,664
Shochiku Co. Ltd.	300	44,469
Singapore Press Holdings Ltd.(a)	76,200	153,657
SKY Network Television Ltd.(a)	362,057	779,759
SKY Perfect JSAT Holdings, Inc.	15,200	71,715
Sky plc	38,473	579,384
Southern Cross Media Group Ltd.(a)	485,749	462,169
Stroeer SE & Co. KGaA	605	46,728
Tamedia AG (Registered)	372	55,624
Technicolor SA (Registered)	361,267	1,354,646
Tele Columbus AG*(b)	3,811	42,870
Telenet Group Holding NV*	2,240	172,870
Television Broadcasts Ltd.	22,800	81,330
Television Francaise 1	8,863	133,376
Toei Animation Co. Ltd.	300	28,776
Toei Co. Ltd.	2,000	205,762
Toho Co. Ltd.	4,100	138,601
UBM plc	14,409	186,052
Vector, Inc.	1,500	29,916
Vivendi SA	22,989	676,729
Wowow, Inc.	3,630	113,734
WPP AUNZ Ltd.(a)	273,448	208,139
WPP plc	75,208	1,366,815
Zenrin Co. Ltd.	1,600	54,894

		19,823,487

Metals & Mining - 4.6%
Acacia Mining plc	101,219	267,006
Acerinox SA	13,671	201,728
Agnico Eagle Mines Ltd.	5,390	255,650
Aichi Steel Corp.	9,700	398,113
Alamos Gold, Inc., Class A	15,247	91,593
Alumina Ltd.	94,737	184,879
AMG Advanced Metallurgical Group NV	152	8,169
Anglo American plc(a)	75,366	1,831,179
Antofagasta plc	8,683	114,957
Aperam SA	3,252	194,051
ArcelorMittal	27,018	983,646
Asahi Holdings, Inc.	32,400	642,034

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Aurubis AG	1,561	164,398
Axactor AB*	113,164	40,983
B2Gold Corp.*	20,012	60,680
Barrick Gold Corp.	23,835	343,678
Bekaert SA	2,722	124,312
BHP Billiton Ltd.	103,174	2,523,063
BHP Billiton plc	118,263	2,630,271
BlueScope Steel Ltd.	30,178	354,331
Boliden AB	14,299	520,295
Centamin plc	47,943	110,856
Centerra Gold, Inc.*	172,457	892,613
Daido Steel Co. Ltd.	1,700	100,298
Detour Gold Corp.*	13,884	148,703
Dowa Holdings Co. Ltd.	2,200	91,503
Eldorado Gold Corp.	63,880	82,789
Endeavour Mining Corp.*	4,159	76,987
Eramet*	818	115,761
Evolution Mining Ltd.(a)	42,290	97,596
Evraz plc	12,821	67,769
Ferrexpo plc	218,053	904,510
First Majestic Silver Corp.*(a)	12,720	77,967
First Quantum Minerals Ltd.	22,120	330,669
Fortescue Metals Group Ltd.	41,770	167,763
Fortuna Silver Mines, Inc.*	16,264	78,480
Franco-Nevada Corp.	6,260	479,890
Fresnillo plc	2,297	43,901
Galaxy Resources Ltd.*(a)	96,143	258,468
Glencore plc*	412,222	2,366,491
Goldcorp, Inc.	14,758	211,834
Granges AB	68,572	723,740
Hill & Smith Holdings plc	3,253	55,465
Hitachi Metals Ltd.	12,840	174,447
Hochschild Mining plc	13,695	44,598
Hudbay Minerals, Inc.	210,901	1,811,873
IAMGOLD Corp.*	20,564	121,354
Independence Group NL	36,717	149,550
Ivanhoe Mines Ltd., Class A*	20,768	59,586
JFE Holdings, Inc.	29,000	687,706
KAZ Minerals plc*	18,115	210,823
Kinross Gold Corp.*	26,820	116,737
Kirkland Lake Gold Ltd.	23,779	359,345
Kobe Steel Ltd.(a)	23,700	245,783
Kyoei Steel Ltd.(a)	14,100	257,056
Labrador Iron Ore Royalty Corp.	59,834	1,292,416
Lucara Diamond Corp.(a)	213,174	443,081
Lundin Mining Corp.	22,025	159,598
MAG Silver Corp.*	5,320	57,239
Mineral Resources Ltd.	23,147	352,749
Mitsubishi Materials Corp.	4,800	177,875
Mitsui Mining & Smelting Co. Ltd.	3,000	167,652
Nevsun Resources Ltd.	25,643	53,717
New Gold, Inc.*	31,391	95,182
Newcrest Mining Ltd.	21,172	388,655
Nippon Denko Co. Ltd.	94,800	444,667
Nippon Light Metal Holdings Co. Ltd.	66,500	195,561
Nippon Steel & Sumitomo Metal Corp.	45,710	1,163,531
Nisshin Steel Co. Ltd.(a)	5,500	92,662

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Norsk Hydro ASA	50,086	366,691
Northern Star Resources Ltd.	33,407	156,627
Novagold Resources, Inc.*	5,374	19,930
OceanaGold Corp.	547,075	1,511,663
Osaka Steel Co. Ltd.	1,000	20,897
OSAKA Titanium Technologies Co. Ltd.	1,000	26,027
Osisko Gold Royalties Ltd.	8,880	100,030
Outokumpu OYJ	20,205	173,676
OZ Minerals Ltd.	13,621	103,127
Pan American Silver Corp.	3,272	53,873
Polymetal International plc	10,077	118,251
Pretium Resources, Inc.*	5,909	41,228
Randgold Resources Ltd.	2,528	254,738
Regis Resources Ltd.	388,601	1,296,439
Resolute Mining Ltd.(a)	515,009	487,923
Rio Tinto Ltd.	18,328	1,140,538
Rio Tinto plc	59,092	3,295,726
Salzgitter AG	35,260	2,134,762
Sandfire Resources NL	143,780	837,102
Sandstorm Gold Ltd.*	16,268	85,792
Sanyo Special Steel Co. Ltd.	22,000	556,475
Saracen Mineral Holdings Ltd.*(a)	695,437	839,064
SEMAFO, Inc.*	22,315	66,207
Sims Metal Management Ltd.	5,940	79,267
South32 Ltd.	281,872	871,899
SSAB AB, Class A*	6,914	44,004
SSAB AB, Class B*	21,454	111,934
SSR Mining, Inc.*	10,848	93,992
St Barbara Ltd.	440,820	1,349,286
Sumitomo Metal Mining Co. Ltd.	16,600	776,811
Syrah Resources Ltd.*(a)	16,321	52,203
Tahoe Resources, Inc.	274,683	1,215,738
Teck Resources Ltd., Class B	26,781	779,735
thyssenkrupp AG	11,534	364,097
Toho Titanium Co. Ltd.	200	2,829
Toho Zinc Co. Ltd.	11,200	680,280
Tokyo Steel Manufacturing Co. Ltd.(a)	83,500	739,723
Topy Industries Ltd.(a)	15,900	516,380
Torex Gold Resources, Inc.*	7,233	74,815
Trevali Mining Corp.*	529,458	699,125
Turquoise Hill Resources Ltd.*	47,120	144,027
UACJ Corp.(a)	1,200	32,244
Vedanta Resources plc	7,796	91,639
voestalpine AG	5,609	365,302
Wheaton Precious Metals Corp.	6,312	136,700
Yamana Gold, Inc.	43,152	149,485
Yodogawa Steel Works Ltd.	2,800	86,446

		51,887,259

Multiline Retail - 0.4%
B&M European Value Retail SA	21,469	126,974
Canadian Tire Corp. Ltd., Class A(a)	2,165	302,872
Dollarama, Inc.	3,318	454,841
Don Quijote Holdings Co. Ltd.	3,400	188,448
Europris ASA(b)	144,333	648,683
H2O Retailing Corp.	3,215	64,886

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multiline Retail - (continued)
Harvey Norman Holdings Ltd.(a)	38,982	142,677
Hudson’s Bay Co.(a)	100,714	875,917
Isetan Mitsukoshi Holdings Ltd.	14,400	172,159
Izumi Co. Ltd.	1,300	82,534
J Front Retailing Co. Ltd.	10,700	195,659
Marks & Spencer Group plc(a)	95,037	407,199
Marui Group Co. Ltd.(a)	5,500	100,069
Next plc	6,860	496,738
Parco Co. Ltd.	17,200	242,664
Ryohin Keikaku Co. Ltd.	600	200,357
Sanyo Electric Railway Co. Ltd.	3,900	99,398
Seria Co. Ltd.	1,000	59,548
Takashimaya Co. Ltd.	16,000	165,783

		5,027,406

Multi-Utilities - 0.8%
A2A SpA	62,479	120,330
ACEA SpA	1,485	28,785
AGL Energy Ltd.	18,723	355,373
Atco Ltd., Class I	4,828	175,041
Canadian Utilities Ltd., Class A	4,215	125,091
Centrica plc	270,858	514,014
E.ON SE	98,829	1,041,440
Engie SA	82,792	1,441,871
Hera SpA	23,474	85,974
Innogy SE(b)	8,216	314,217
Iren SpA	50,848	165,328
Just Energy Group, Inc.	89,823	384,375
Keppel Infrastructure Trust	59,400	25,862
National Grid plc	126,953	1,452,753
REN - Redes Energeticas Nacionais SGPS SA	249,769	782,230
RWE AG*	21,411	429,965
RWE AG (Preference) (Non-Voting)	6,955	122,165
Suez	21,725	325,038
Telecom Plus plc	3,958	65,290
Veolia Environnement SA	29,941	756,797

		8,711,939

Oil, Gas & Consumable Fuels - 4.3%
Advantage Oil & Gas Ltd.*	7,429	23,919
Aker BP ASA	4,404	127,938
ARC Resources Ltd.	13,157	145,099
Beach Energy Ltd.(a)	327,218	344,454
Birchcliff Energy Ltd.	23,864	66,329
BP plc	577,885	4,117,946
Brightoil Petroleum Holdings Ltd.*(d)	50,147	9,617
BW LPG Ltd.*(b)	5,756	27,384
Cairn Energy plc*	66,766	196,345
Caltex Australia Ltd.	10,033	282,479
Cameco Corp.	11,826	109,117
Canadian Natural Resources Ltd.	32,943	1,127,503
Cenovus Energy, Inc.	34,760	332,343
China Aviation Oil Singapore Corp. Ltd.(a)	189,600	236,059
Cosmo Energy Holdings Co. Ltd.	7,000	274,151
Crescent Point Energy Corp.	36,419	287,944
CropEnergies AG	13,224	119,929

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Delek Energy Systems Ltd.	76	29,953
Delek Group Ltd.	399	70,554
DNO ASA*(a)	604,903	776,982
Enagas SA	12,956	354,272
Enbridge, Inc.	52,219	1,916,633
Encana Corp.	30,652	380,011
Enerplus Corp.(a)	16,456	187,383
Eni SpA	66,123	1,193,251
Esso SA Francaise*	684	44,053
Euronav NV	8,816	75,285
Freehold Royalties Ltd.	2,910	31,879
Frontera Energy Corp. SL*(a)	45,346	1,633,691
Galp Energia SGPS SA	7,324	140,234
Gaztransport Et Technigaz SA	4,740	329,196
Gibson Energy, Inc.	7,625	110,380
Husky Energy, Inc.*	11,656	171,299
Idemitsu Kosan Co. Ltd.	5,800	216,793
Imperial Oil Ltd.	8,690	273,907
Inpex Corp.	25,600	332,796
Inter Pipeline Ltd.	8,681	166,848
Itochu Enex Co. Ltd.	47,500	443,864
James Fisher & Sons plc	1,296	27,829
Jerusalem Oil Exploration*	6,794	421,176
JXTG Holdings, Inc.	154,850	1,026,801
Kelt Exploration Ltd.*	5,548	34,097
Kinder Morgan Canada Ltd.(b)	8,208	112,598
Koninklijke Vopak NV(a)	2,356	106,804
Lundin Petroleum AB*	4,170	104,190
MEG Energy Corp.*	199,949	906,155
Naphtha Israel Petroleum Corp. Ltd.	18,337	123,623
Neste OYJ	5,214	361,661
New Hope Corp. Ltd.(a)	228,784	466,850
New Zealand Refining Co. Ltd. (The)	125,689	232,556
NexGen Energy Ltd.*(a)	22,848	52,518
Nostrum Oil & Gas plc*	3,420	15,125
NuVista Energy Ltd.*	7,121	50,497
Oil Refineries Ltd.	38,080	18,101
OMV AG	7,426	479,754
Origin Energy Ltd.*	77,420	585,532
Paramount Resources Ltd., Class A*	1,235	18,120
Parex Resources, Inc.*	6,710	100,471
Parkland Fuel Corp.	2,333	54,862
Paz Oil Co. Ltd.*	216	37,371
Pembina Pipeline Corp.	9,717	332,098
PrairieSky Royalty Ltd.(a)	5,103	126,696
Repsol SA	66,397	1,253,532
Royal Dutch Shell plc, Class A	138,009	4,832,796
Royal Dutch Shell plc, Class B	117,394	4,166,826
San-Ai Oil Co. Ltd.	59,200	861,791
Santos Ltd.*	82,002	338,646
Saras SpA	339,568	744,087
Seven Generations Energy Ltd., Class A*	10,096	141,131
Showa Shell Sekiyu KK	10,200	144,560
Snam SpA	77,262	377,200
Statoil ASA	23,784	557,706

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Suncor Energy, Inc.	49,691	1,804,810
TORC Oil & Gas Ltd.	28,276	156,724
TOTAL SA	131,772	7,655,367
Tourmaline Oil Corp.*	300	4,859
TransCanada Corp.	26,149	1,207,008
Tullow Oil plc*	26,617	75,607
United Energy Group Ltd.	7,110,000	554,514
Vermilion Energy, Inc.(a)	3,688	139,782
Washington H Soul Pattinson & Co. Ltd.(a)	8,285	115,592
Whitecap Resources, Inc.(a)	17,480	128,088
Whitehaven Coal Ltd.(a)	24,365	97,464
Woodside Petroleum Ltd.	26,781	718,237
Z Energy Ltd.	11,628	65,835

		48,645,467

Paper & Forest Products - 0.6%
Ahlstrom-Munksjo OYJ*(a)	7,752	171,509
Altri SGPS SA	85,636	519,003
Canfor Corp.*	7,392	173,827
Canfor Pulp Products, Inc.	27,334	323,726
Daiken Corp.	12,300	321,825
Daio Paper Corp.(a)	3,745	51,120
Ence Energia y Celulosa SA	95,748	617,264
Hokuetsu Kishu Paper Co. Ltd.	4,900	32,097
Holmen AB, Class B	2,035	107,521
Interfor Corp.*	55,379	1,052,194
Metsa Board OYJ	6,595	60,180
Mondi plc	19,276	514,513
Navigator Co. SA (The)*	6,520	36,729
Norbord, Inc.	3,136	120,087
Oji Holdings Corp.	44,000	301,113
Semapa-Sociedade de Investimento e Gestao	24,531	561,684
Stella-Jones, Inc.	1,045	44,113
Stora Enso OYJ, Class R	28,124	484,190
Svenska Cellulosa AB SCA, Class A	3,160	36,732
Svenska Cellulosa AB SCA, Class B	14,939	155,086
UPM-Kymmene OYJ	19,434	657,057
West Fraser Timber Co. Ltd.(a)	2,213	155,236
Western Forest Products, Inc.	309,443	721,365

		7,218,171

Personal Products - 0.9%
Asaleo Care Ltd.(a)	326,981	430,256
Beiersdorf AG	2,844	338,348
Blackmores Ltd.	798	100,339
Ci:z Holdings Co. Ltd.	1,800	95,644
euglena Co. Ltd.*	4,200	40,979
Fancl Corp.	2,500	78,673
Interparfums SA	492	23,045
Kao Corp.	13,600	942,300
Kobayashi Pharmaceutical Co. Ltd.	1,400	92,731
Kose Corp.	700	120,563
L’Oreal SA	7,593	1,731,939
Mandom Corp.	2,600	92,657
Milbon Co. Ltd.	1,000	33,210
Noevir Holdings Co. Ltd.	1,900	154,221

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Personal Products - (continued)
Ontex Group NV(a)	2,321	68,873
Oriflame Holding AG	1,656	74,382
Pola Orbis Holdings, Inc.	2,000	78,237
Shiseido Co. Ltd.	15,800	810,735
Unilever NV, CVA	49,296	2,864,799
Unilever plc	39,500	2,246,839

		10,418,770

Pharmaceuticals - 3.5%
ALK-Abello A/S(a)	532	67,856
Almirall SA	6,475	70,499
Aphria, Inc.*(a)	6,536	94,136
Astellas Pharma, Inc.	54,900	724,254
AstraZeneca plc	35,866	2,492,273
Aurora Cannabis, Inc.*(a)	22,292	212,590
Bayer AG (Registered)	25,754	3,382,195
Boiron SA	613	53,837
BTG plc*	12,197	128,958
Canopy Growth Corp.*(a)	9,341	236,180
Chugai Pharmaceutical Co. Ltd.	8,400	444,029
COSMO Pharmaceuticals NV	760	113,313
Daiichi Sankyo Co. Ltd.	18,500	622,005
Dechra Pharmaceuticals plc	5,318	181,499
Eisai Co. Ltd.	8,400	479,505
Faes Farma SA	26,904	98,201
Galenica AG*(b)	3,128	158,150
GlaxoSmithKline plc	142,504	2,675,762
GW Pharmaceuticals plc*(d)	1	10
H Lundbeck A/S	1,852	94,736
Haw Par Corp. Ltd.	3,200	29,502
Hikma Pharmaceuticals plc	9,696	133,332
Hisamitsu Pharmaceutical Co., Inc.	1,900	130,548
Hutchison China MediTech Ltd.*	715	52,668
Indivior plc*	25,760	147,517
Ipsen SA	770	108,345
JCR Pharmaceuticals Co. Ltd.	600	30,232
Kaken Pharmaceutical Co. Ltd.	1,500	78,604
Kissei Pharmaceutical Co. Ltd.	1,400	39,568
Kyowa Hakko Kirin Co. Ltd.	5,000	97,797
Laboratorios Farmaceuticos Rovi SA	228	4,573
Merck KGaA	4,661	511,083
Mitsubishi Tanabe Pharma Corp.	4,600	94,019
Mochida Pharmaceutical Co. Ltd.	1,600	122,834
Nippon Shinyaku Co. Ltd.	1,400	96,322
Novartis AG (Registered)	81,607	7,391,684
Novo Nordisk A/S, Class B	55,300	3,086,107
Ono Pharmaceutical Co. Ltd.	16,400	404,835
Orion OYJ, Class A	1,474	63,534
Orion OYJ, Class B	3,812	153,386
Otsuka Holdings Co. Ltd.	17,100	759,164
Recipharm AB, Class B(a)	3,741	45,676
Recordati SpA	2,342	106,986
Roche Holding AG - BR	948	237,408
Roche Holding AG - Genusschein	20,863	5,149,543
Rohto Pharmaceutical Co. Ltd.	2,000	53,942
Sanofi	36,656	3,247,639
Santen Pharmaceutical Co. Ltd.	15,900	259,428
Sawai Pharmaceutical Co. Ltd.(a)	1,200	54,858

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Seikagaku Corp.	1,800	28,215
Shionogi & Co. Ltd.	9,200	508,821
Sosei Group Corp.*	300	32,376
STADA Arzneimittel AG	2,299	250,369
Sumitomo Dainippon Pharma Co. Ltd.(a)	10,400	153,587
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	204,297
Takeda Pharmaceutical Co. Ltd.	21,500	1,263,547
Teva Pharmaceutical Industries Ltd.	49,928	1,037,037
Torii Pharmaceutical Co. Ltd.	700	19,816
Towa Pharmaceutical Co. Ltd.(a)	400	22,573
Tsumura & Co.	900	30,425
UCB SA	4,266	373,069
United Laboratories International Holdings Ltd. (The)*	130,000	113,854
Valeant Pharmaceuticals International, Inc.*	13,621	252,125
Vectura Group plc*	52,567	72,735
Vifor Pharma AG(a)	1,529	225,337
Virbac SA*	532	81,915
ZERIA Pharmaceutical Co. Ltd.	1,800	36,180

		39,727,400

Professional Services - 0.9%
Adecco Group AG (Registered)*	6,004	494,736
AF AB, Class B	3,322	79,936
ALS Ltd.(a)	13,503	76,210
Applus Services SA	16,704	242,425
Benefit One, Inc.	1,000	25,194
Bertrandt AG	5,219	671,612
Brunel International NV	2,003	39,375
Bureau Veritas SA	3,536	104,001
Capita plc	38,473	99,847
DKSH Holding AG(a)	660	61,804
en-japan, Inc.	1,700	90,642
Experian plc	29,072	670,978
Funai Soken Holdings, Inc.	2,700	64,015
Groupe Crit	2,449	234,610
Hays plc	34,264	98,522
Intertek Group plc	4,661	332,999
Intertrust NV(a)(b)	59,882	1,100,321
IPH Ltd.	53,878	241,698
JAC Recruitment Co. Ltd.	1,300	27,273
McMillan Shakespeare Ltd.	18,249	259,339
Meitec Corp.	2,400	131,703
Morneau Shepell, Inc.	2,428	45,380
Nihon M&A Center, Inc.	1,200	71,458
Nomura Co. Ltd.	3,000	67,775
Outsourcing, Inc.	3,000	56,644
Pagegroup plc	20,728	160,351
Persol Holdings Co. Ltd.	5,700	141,880
Randstad Holding NV	6,320	447,824
Recruit Holdings Co. Ltd.	54,000	1,315,432
RELX NV	31,205	696,421
RELX plc	32,311	715,868
RWS Holdings plc	6,434	39,114
SEEK Ltd.	5,653	89,490
SGS SA (Registered)	202	543,896

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Professional Services - (continued)
Stantec, Inc.	3,052	89,009
Synergie SA	5,214	311,776
TechnoPro Holdings, Inc.	1,900	104,090
Teleperformance	1,659	252,344
Wolters Kluwer NV	9,322	495,057

		10,791,049

Real Estate Management & Development - 3.5%
ADO Group Ltd.*	8,847	176,935
ADO Properties SA(b)	22,278	1,204,472
Aeon Mall Co. Ltd.	7,690	169,151
Africa Israel Properties Ltd.*	10,349	259,476
Airport City Ltd.*	4,894	63,376
Allreal Holding AG (Registered)*	583	101,536
Alony Hetz Properties & Investments Ltd.	3,800	40,094
Alrov Properties and Lodgings Ltd.	7,742	319,433
Altus Group Ltd.	1,760	49,177
Amot Investments Ltd.	14,530	87,177
Aroundtown SA	13,148	106,219
Ascendas India Trust(b)	7,600	6,618
Ashtrom Properties Ltd.	30,628	176,577
Atrium European Real Estate Ltd.*(a)	162,819	855,950
Atrium Ljungberg AB, Class B	7,038	116,665
Aveo Group	383,703	810,936
Azrieli Group Ltd.	1,627	88,886
Bayside Land Corp.	144	72,505
Big Shopping Centers Ltd.	4,345	294,967
Blue Square Real Estate Ltd.	1,399	57,599
BUWOG AG*	6,353	228,722
CA Immobilien Anlagen AG	1,760	54,243
Capital & Counties Properties plc	38,823	162,864
CapitaLand Ltd.	68,400	200,623
Carmila SA, REIT*(a)	760	23,338
Castellum AB	17,301	299,125
Catena AB	14,852	302,543
Chinese Estates Holdings Ltd.	38,000	63,937
City Developments Ltd.	13,300	134,707
Citycon OYJ	39,057	108,891
CK Asset Holdings Ltd.	158,000	1,507,994
CLS Holdings plc	14,240	47,689
Colliers International Group, Inc.	1,940	117,806
D Carnegie & Co. AB*	5,768	90,179
Daejan Holdings plc	8,137	688,488
Daibiru Corp.	3,300	41,660
Daikyo, Inc.	3,300	69,746
Daito Trust Construction Co. Ltd.	2,000	349,320
Daiwa House Industry Co. Ltd.	34,600	1,364,601
Deutsche EuroShop AG	45,425	1,789,319
Deutsche Wohnen SE	10,270	465,696
Dios Fastigheter AB	81,212	576,947
Emperor International Holdings Ltd.	692,000	244,190
Fabege AB	6,154	134,997
Far East Consortium International Ltd.	950,019	550,229
Fastighets AB Balder, Class B*(a)	3,518	94,058
First Capital Realty, Inc.	6,482	108,681

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
FirstService Corp.	1,780	118,855
Gazit-Globe Ltd.	8,196	86,019
Goldcrest Co. Ltd.	16,800	371,999
Grainger plc	22,537	92,493
Grand City Properties SA	2,508	61,143
Great Eagle Holdings Ltd.	8,536	44,800
GSH Corp. Ltd.	60,800	22,059
Hang Lung Group Ltd.	27,000	102,698
Hang Lung Properties Ltd.	101,000	267,303
Heiwa Real Estate Co. Ltd.	27,300	537,221
Hemfosa Fastigheter AB	10,627	146,393
Henderson Land Development Co. Ltd.	26,149	182,875
Hiag Immobilien Holding AG*	112	14,819
HKR International Ltd.	649,600	428,557
Ho Bee Land Ltd.	161,100	322,397
Hufvudstaden AB, Class A	9,252	149,361
Hulic Co. Ltd.	4,700	59,506
Hysan Development Co. Ltd.	19,000	106,157
Ichigo, Inc.(a)	14,300	59,084
Immofinanz AG*	40,897	105,054
Industrial Buildings Corp. Ltd.*	16,036	25,836
Intershop Holding AG(a)	131	69,122
Investors Cloud Co. Ltd.	2,500	38,981
Isras Investment Co. Ltd.	984	133,687
Japan Asset Marketing Co. Ltd.*	53,700	65,431
Jerusalem Economy Ltd.*	162,029	458,609
Jeudan A/S*	112	14,061
K Wah International Holdings Ltd.	1,148,089	826,412
Kabuki-Za Co. Ltd.	1,000	54,326
Kenedix, Inc.	13,500	85,832
Kerry Properties Ltd.	39,000	186,487
Klovern AB, Class B	484,665	644,821
Kowloon Development Co. Ltd.	258,000	276,424
Kungsleden AB	172,457	1,225,170
Lai Sun Development Co. Ltd.	150,524	269,815
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	143,500	65,499
LEG Immobilien AG	2,607	294,953
LendLease Group	23,305	298,920
Leopalace21 Corp.	21,500	178,256
Melisron Ltd.	1,805	81,143
Mitsubishi Estate Co. Ltd.	34,300	656,274
Mitsui Fudosan Co. Ltd.	35,800	937,186
Mobimo Holding AG (Registered)*	556	155,508
Morguard Corp.	4,345	652,361
New World Development Co. Ltd.	185,885	300,878
Nexity SA*	1,773	107,123
Nomura Real Estate Holdings, Inc.	5,800	138,790
Norstar Holdings, Inc.	4,762	93,715
Norwegian Property ASA	16,948	24,021
NTT Urban Development Corp.	3,200	41,834
Olav Thon Eiendomsselskap ASA	4,104	83,189
Open House Co. Ltd.	2,000	117,448
Oxley Holdings Ltd.	366,740	194,687
PATRIZIA Immobilien AG*	3,248	81,571
Perennial Real Estate Holdings Ltd.	299,200	197,684
Property & Building Corp. Ltd.	1,766	183,120

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
PSP Swiss Property AG (Registered)(a)	1,501	147,823
Purplebricks Group plc*(a)	13,464	93,780
Relo Group, Inc.	2,270	67,171
S IMMO AG*(a)	44,003	825,540
Sagax AB, Class B	4,852	61,774
Savills plc	126,005	1,834,859
SEA Holdings Ltd.	183,170	372,361
Sinarmas Land Ltd.	357,200	105,043
Sino Land Co. Ltd.(a)	180,066	331,978
St Modwen Properties plc	2,689	15,754
Sumitomo Realty & Development Co. Ltd.	10,000	383,491
Summit Real Estate Holdings Ltd.	40,922	382,208
Sun Hung Kai Properties Ltd.	86,435	1,501,834
Swire Pacific Ltd., Class A	20,500	205,093
Swire Pacific Ltd., Class B	240,000	411,791
Swire Properties Ltd.	47,600	166,447
Swiss Prime Site AG (Registered)*	2,528	244,750
TAG Immobilien AG	7,460	147,671
TAI Cheung Holdings Ltd.	316,000	393,109
Takara Leben Co. Ltd.(a)	49,436	220,561
Technopolis OYJ	101,120	510,809
TLG Immobilien AG	2,046	57,756
TOC Co. Ltd.	60,200	518,419
Tokyo Tatemono Co. Ltd.	7,800	125,123
Tokyu Fudosan Holdings Corp.	19,900	156,786
Tricon Capital Group, Inc.	112,891	988,262
United Industrial Corp. Ltd.	5,656	14,559
Unizo Holdings Co. Ltd.	14,000	402,730
UOL Group Ltd.	26,999	188,696
Victoria Park AB, Class A	3,808	14,448
Victoria Park AB, Class B	7,869	30,156
Vonovia SE	16,635	822,912
Wallenstam AB, Class B	8,037	76,333
Wang On Properties Ltd.*	76,000	12,243
Wharf Holdings Ltd. (The)	57,000	233,569
Wheelock & Co. Ltd.	38,000	297,579
Wheelock Properties Singapore Ltd.	16,500	24,702
Wihlborgs Fastigheter AB	4,169	101,750
Wing Tai Holdings Ltd.	59,200	109,429
Wing Tai Properties Ltd.(d)	316,000	237,966
Yoma Strategic Holdings Ltd.(a)	91,200	35,179

		40,288,753

Road & Rail - 1.6%
ALD SA*(a)(b)	3,724	65,923
Aurizon Holdings Ltd.	22,153	83,952
Canadian National Railway Co.	23,779	1,910,693
Canadian Pacific Railway Ltd.	4,819	894,550
Central Japan Railway Co.	11,000	2,080,986
ComfortDelGro Corp. Ltd.	136,300	218,630
DSV A/S	5,767	475,902
East Japan Railway Co.	10,700	1,063,089
Europcar Groupe SA(b)	6,101	85,200
Firstgroup plc*	916,869	1,353,379
Fukuyama Transporting Co. Ltd.	1,000	38,569
Go-Ahead Group plc	36,909	847,656

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Road & Rail - (continued)
Hankyu Hanshin Holdings, Inc.	5,400	217,425
Hitachi Transport System Ltd.	2,700	69,927
Keikyu Corp.	13,900	273,785
Keio Corp.	2,800	132,875
Keisei Electric Railway Co. Ltd.	5,100	172,640
Kintetsu Group Holdings Co. Ltd.	8,500	335,624
MTR Corp. Ltd.	41,881	239,888
Nankai Electric Railway Co. Ltd.	3,000	77,944
National Express Group plc	389,549	2,030,811
Nikkon Holdings Co. Ltd.	2,600	70,767
Nippon Express Co. Ltd.	3,700	265,750
Nishi-Nippon Railroad Co. Ltd.	1,000	27,850
Odakyu Electric Railway Co. Ltd.	16,000	351,793
Sankyu, Inc.	2,333	108,362
Seino Holdings Co. Ltd.	7,500	124,433
Senko Group Holdings Co. Ltd.	130,000	931,336
Sixt SE	550	56,937
Sixt SE (Preference)	238	16,900
Stagecoach Group plc	334,622	719,484
Stef SA	2,844	350,748
TFI International, Inc.	6,708	173,872
Tobu Railway Co. Ltd.	4,000	134,304
Tokyu Corp.	21,600	360,940
Trancom Co. Ltd.	5,400	402,199
Transport International Holdings Ltd.	180,400	565,087
VTG AG	4,187	217,505
West Japan Railway Co.	10,200	764,007

		18,311,722

Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp.	3,100	65,945
AIXTRON SE*	2,052	31,033
ams AG*	3,476	321,126
ASM International NV	677	48,882
ASM Pacific Technology Ltd.(a)	5,000	68,274
ASML Holding NV	13,509	2,746,466
BE Semiconductor Industries NV	2,002	193,284
Dialog Semiconductor plc*	1,964	59,919
Disco Corp.	800	187,183
Infineon Technologies AG	33,970	990,667
IQE plc*(a)	30,932	46,978
Japan Material Co. Ltd.	1,300	50,914
Landing International Development Ltd.*	8,160,000	365,150
Lasertec Corp.	500	17,842
Melexis NV	495	52,292
Nordic Semiconductor ASA*	4,999	29,826
Nova Measuring Instruments Ltd.*	800	21,696
NuFlare Technology, Inc.	3,800	245,083
Rohm Co. Ltd.	2,200	241,253
Sanken Electric Co. Ltd.	30,000	218,771
SCREEN Holdings Co. Ltd.	1,800	156,328
Shindengen Electric Manufacturing Co. Ltd.	7,900	728,084
Shinko Electric Industries Co. Ltd.	5,800	49,097
Siltronic AG*	754	125,396
SMA Solar Technology AG	992	54,127
SOITEC*	816	67,091

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
STMicroelectronics NV	25,438	609,387
SUMCO Corp.	4,100	111,632
Tokyo Electron Ltd.	4,700	880,967
Tokyo Seimitsu Co. Ltd.	1,400	61,051
Tower Semiconductor Ltd.*	3,423	119,852
Ulvac, Inc.	1,700	113,536

		9,079,132

Software - 0.9%
Altium Ltd.	5,461	67,348
AVEVA Group plc	3,390	143,851
BasWare OYJ*	532	29,624
BlackBerry Ltd.*	14,355	182,531
Blue Prism Group plc*(a)	912	19,194
Capcom Co. Ltd.	1,300	49,485
CLX Communications AB*(b)	4,104	35,530
COLOPL, Inc.(a)	3,000	26,165
Constellation Software, Inc.	636	412,186
Dassault Systemes SE	4,029	466,176
Descartes Systems Group, Inc. (The)*	4,000	113,461
Enghouse Systems Ltd.	1,672	88,489
Fidessa Group plc	871	29,169
F-Secure OYJ	3,724	18,139
Fuji Soft, Inc.	1,600	55,041
Gemalto NV	5,530	342,865
Hilan Ltd.	1,569	36,624
IGG, Inc.	75,000	83,329
IRESS Ltd.(a)	5,425	52,803
Justsystems Corp.	5,600	107,993
Kinaxis, Inc.*	1,436	96,951
Koei Tecmo Holdings Co. Ltd.	1,440	31,846
Konami Holdings Corp.	2,200	125,766
LINE Corp.*	900	42,627
Micro Focus International plc	11,265	344,417
Miroku Jyoho Service Co. Ltd.	1,000	30,599
MYOB Group Ltd.	24,213	66,858
Nemetschek SE	770	76,019
Nexon Co. Ltd.	3,500	116,234
Nice Ltd.	2,136	195,554
Nintendo Co. Ltd.	3,500	1,538,134
NSD Co. Ltd.	2,580	54,458
Open Text Corp.	11,139	382,422
Oracle Corp. Japan	800	64,349
Paradox Interactive AB	952	13,938
Playtech plc	9,506	107,117
RIB Software SE	684	23,228
Sage Group plc (The)	34,286	365,283
SAP SE	30,968	3,504,075
SimCorp A/S	2,552	162,666
Software AG	1,320	71,745
Sophos Group plc(b)	11,880	108,121
Square Enix Holdings Co. Ltd.	1,800	82,039
Systena Corp.	1,300	44,721
Temenos Group AG (Registered)*	1,377	190,493
Trend Micro, Inc.	2,500	134,671
Ubisoft Entertainment SA*	2,091	179,579
WiseTech Global Ltd.(a)	4,953	62,126

		10,576,039

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - 2.2%
ABC-Mart, Inc.	700	45,532
Adastria Co. Ltd.(a)	25,300	539,817
Alpen Co. Ltd.	10,400	240,671
AOKI Holdings, Inc.	35,700	540,300
Aoyama Trading Co. Ltd.	2,000	78,604
AP Eagers Ltd.	52,498	346,459
Arcland Sakamoto Co. Ltd.	27,200	466,976
Autobacs Seven Co. Ltd.	2,100	41,921
Automotive Holdings Group Ltd.(a)	153,497	444,973
BCA Marketplace plc(a)	668,656	1,785,719
Bic Camera, Inc.	4,100	63,065
Bilia AB, Class A	53,407	515,745
Carasso Motors Ltd.	26,068	219,546
Card Factory plc	13,295	36,508
CECONOMY AG	10,028	144,724
Chiyoda Co. Ltd.	2,800	69,336
Chow Sang Sang Holdings International Ltd.	337,000	813,476
DCM Holdings Co. Ltd.(a)	96,800	957,757
Delek Automotive Systems Ltd.	36,261	282,742
Dixons Carphone plc	80,387	223,713
Dufry AG (Registered)*	339	52,768
Dunelm Group plc	25,201	229,357
EDION Corp.(a)	75,200	961,055
Esprit Holdings Ltd.*(a)	146,700	59,269
Fast Retailing Co. Ltd.(a)	1,900	847,520
Fenix Outdoor International AG	366	46,877
Fielmann AG	603	52,959
Fnac Darty SA*	15,013	1,754,289
Geo Holdings Corp.	28,000	570,748
Giordano International Ltd.	1,058,000	541,076
Halfords Group plc	174,195	842,228
Hennes & Mauritz AB, Class B(a)	30,494	540,968
Hikari Tsushin, Inc.	600	87,124
Hornbach Baumarkt AG	4,743	182,576
Hornbach Holding AG & Co. KGaA	7,031	642,025
IDOM, Inc.	31,600	220,886
Industria de Diseno Textil SA	37,209	1,338,214
JB Hi-Fi Ltd.(a)	4,982	117,919
JD Sports Fashion plc	8,615	44,863
JINS, Inc.	900	41,308
Joshin Denki Co. Ltd.	5,800	187,302
Joyful Honda Co. Ltd.	4,200	139,673
Kingfisher plc	85,320	421,013
Kohnan Shoji Co. Ltd.(a)	23,700	594,915
Komeri Co. Ltd.	1,000	28,812
K’s Holdings Corp.	3,000	83,688
Leon’s Furniture Ltd.	21,409	307,127
LIXIL VIVA Corp.	15,800	289,641
Luk Fook Holdings International Ltd.	16,672	59,684
Maisons du Monde SA(b)	2,216	95,516
Mekonomen AB	22,278	409,000
Nishimatsuya Chain Co. Ltd.	1,300	15,292
Nitori Holdings Co. Ltd.	2,300	366,319
Nojima Corp.	31,600	759,929
PAL GROUP Holdings Co. Ltd.	9,600	273,959

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Pets at Home Group plc(a)	315,672	802,187
Premier Investments Ltd.(a)	6,508	77,572
Sa Sa International Holdings Ltd.	197,119	85,688
Shimachu Co. Ltd.	9,300	307,146
Shimamura Co. Ltd.	500	58,770
Sleep Country Canada Holdings, Inc.(b)	1,952	52,060
Sports Direct International plc*(a)	25,620	135,567
Super Retail Group Ltd.(a)	92,044	652,906
Superdry plc	6,540	162,103
T-Gaia Corp.(a)	7,600	188,755
United Arrows Ltd.	4,400	193,285
USS Co. Ltd.	6,200	138,024
Valora Holding AG (Registered)	185	68,062
VT Holdings Co. Ltd.(a)	70,200	386,516
WH Smith plc	3,320	100,939
Xebio Holdings Co. Ltd.	5,000	106,225
Yamada Denki Co. Ltd.(a)	42,200	250,134
Yellow Hat Ltd.	15,900	479,236

		25,308,658

Technology Hardware, Storage & Peripherals - 0.7%
Brother Industries Ltd.	16,100	411,663
Canon, Inc.	32,900	1,310,816
China Goldjoy Group Ltd.	432,000	38,663
Eizo Corp.	17,200	808,355
Elecom Co. Ltd.	13,500	322,303
FUJIFILM Holdings Corp.	23,700	909,743
Konica Minolta, Inc.	26,400	262,658
Logitech International SA (Registered)	3,669	154,164
Maxell Holdings Ltd.	38,100	877,499
MCJ Co. Ltd.(a)	31,600	358,107
Melco Holdings, Inc.	7,900	273,213
NEC Corp.	11,500	346,617
Neopost SA(a)	30,731	918,796
Ricoh Co. Ltd.	19,300	189,543
Riso Kagaku Corp.	1,700	31,989
S&T AG	228	6,294
Seiko Epson Corp.	16,000	387,999
Toshiba TEC Corp.	19,000	114,883

		7,723,305

Textiles, Apparel & Luxury Goods - 1.5%
adidas AG	5,530	1,290,309
Asics Corp.	12,200	200,735
Brunello Cucinelli SpA	1,556	52,336
Burberry Group plc	13,825	310,429
Canada Goose Holdings, Inc.*	1,976	71,017
Cie Financiere Richemont SA (Registered)	15,958	1,533,314
Coats Group plc(a)	70,992	79,249
Delta-Galil Industries Ltd.	8,295	294,573
Descente Ltd.	2,800	50,867
Geox SpA	2,964	10,154
Gildan Activewear, Inc.	7,584	258,580
Global Brands Group Holding Ltd.*	4,400,000	382,538
Goldwin, Inc.	600	61,784
Gunze Ltd.	700	43,415

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Hermes International	934	518,004
HUGO BOSS AG	1,634	150,590
Japan Wool Textile Co. Ltd. (The)	59,100	635,641
Kering(a)	2,291	1,163,867
Kurabo Industries Ltd.	182,000	588,576
Li & Fung Ltd.	272,000	138,757
Luxottica Group SpA	5,451	351,752
LVMH Moet Hennessy Louis Vuitton SE	8,137	2,560,522
Moncler SpA	3,061	101,203
Onward Holdings Co. Ltd.	6,000	51,505
OVS SpA(b)	138,566	1,030,533
Pacific Textiles Holdings Ltd.	711,000	745,412
Pandora A/S	6,399	608,816
Puma SE	13	5,490
Regina Miracle International Holdings Ltd.(a)(b)	20,000	18,002
Salvatore Ferragamo SpA(a)	2,964	83,670
Samsonite International SA	36,300	157,333
Seiko Holdings Corp.	23,900	686,423
Seiren Co. Ltd.	50,700	1,045,538
Stella International Holdings Ltd.	376,000	547,070
Swatch Group AG (The)	586	268,856
Swatch Group AG (The) (Registered)	1,997	172,826
Ted Baker plc	3,685	157,208
Texwinca Holdings Ltd.(a)	244,000	133,520
Tod’s SpA(a)	1,055	79,842
TSI Holdings Co. Ltd.	4,800	33,948
Wacoal Holdings Corp.	1,500	45,967
Yondoshi Holdings, Inc.	1,400	35,912
Yue Yuen Industrial Holdings Ltd.	14,000	63,185

		16,819,268

Thrifts & Mortgage Finance - 0.7%
Aareal Bank AG	51,429	2,606,914
Deutsche Pfandbriefbank AG(b)	95,906	1,776,592
Equitable Group, Inc.(a)	9,164	501,355
First National Financial Corp.(a)	11,139	259,125
Genworth MI Canada, Inc.	1,216	41,866
Genworth Mortgage Insurance Australia Ltd.(a)	202,714	477,670
OneSavings Bank plc	167,164	948,960
Paragon Banking Group plc	192,918	1,353,040

		7,965,522

Tobacco - 0.8%
British American Tobacco plc	71,179	4,877,796
Imperial Brands plc	53,404	2,201,212
Japan Tobacco, Inc.	33,600	1,111,843
Scandinavian Tobacco Group A/S(b)	50,007	1,016,178
Swedish Match AB	5,925	240,787

		9,447,816

Trading Companies & Distributors - 2.0%
AddTech AB, Class B	4,329	107,143
Advan Co. Ltd.	6,400	63,323
Ashtead Group plc	15,484	463,500
BayWa AG	12,008	467,468
Beijer Ref AB	1,265	55,081

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - (continued)
Bossard Holding AG (Registered), Class A	174	44,997
Brenntag AG	4,582	298,073
Bunzl plc	7,372	215,957
Cramo OYJ(a)	28,622	700,281
Diploma plc	5,549	92,166
Ferguson plc	7,426	574,049
Finning International, Inc.	4,307	118,905
Grafton Group plc	31,126	349,897
Hanwa Co. Ltd.	4,200	203,545
Howden Joinery Group plc	34,204	225,835
IMCD Group NV	2,440	163,532
Inaba Denki Sangyo Co. Ltd.	1,000	46,997
Inabata & Co. Ltd.	12,200	184,976
Indutrade AB	2,198	68,001
ITOCHU Corp.	88,100	1,726,406
Iwatani Corp.	2,197	75,779
Japan Pulp & Paper Co. Ltd.	9,400	365,132
Kanamoto Co. Ltd.	32,723	1,008,776
Kanematsu Corp.	85,800	1,170,411
Kloeckner & Co. SE	5,624	74,755
Marubeni Corp.	97,800	733,086
MISUMI Group, Inc.	8,400	252,796
Mitani Corp.	13,100	632,468
Mitsubishi Corp.	87,500	2,444,918
Mitsui & Co. Ltd.	95,600	1,676,317
MonotaRO Co. Ltd.(a)	1,400	44,185
Nagase & Co. Ltd.	4,900	89,107
Nippon Steel & Sumikin Bussan Corp.	600	36,773
Nishio Rent All Co. Ltd.	16,900	545,761
Ramirent OYJ	64,306	647,683
Reece Ltd.	5,500	42,488
Rexel SA	17,143	310,088
Richelieu Hardware Ltd.	5,260	136,039
Russel Metals, Inc.	52,219	1,330,534
Seven Group Holdings Ltd.	10,640	141,126
SIG plc	421,386	974,351
Sojitz Corp.	66,500	214,447
Sumitomo Corp.	65,500	1,127,521
Tai United Holdings Ltd.	1,140,000	183,649
Toromont Industries Ltd.	3,554	155,590
Toyota Tsusho Corp.	16,700	674,701
Travis Perkins plc	13,351	277,287
Yamazen Corp.	81,200	984,175

		22,520,075

Transportation Infrastructure - 0.5%
Abertis Infraestructuras SA	20,066	487,946
Aena SME SA(b)	2,370	518,004
Aeroports de Paris	1,457	303,659
Ansaldo STS SpA*	2,145	32,600
ASTM SpA	8,137	221,486
Atlantia SpA	12,482	414,859
Auckland International Airport Ltd.	22,540	111,685
BBA Aviation plc	32,469	162,435
Enav SpA(b)	12,657	66,444
Flughafen Zurich AG (Registered)	461	117,631

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Fraport AG Frankfurt Airport Services Worldwide	880	104,408
Getlink SE	16,112	226,808
Hamburger Hafen und Logistik AG	1,220	34,135
Hong Kong Aircraft Engineering Co. Ltd.	34,400	213,091
Kamigumi Co. Ltd.	6,500	142,559
Macquarie Atlas Roads Group	22,838	106,150
Mitsubishi Logistics Corp.(a)	2,900	75,771
Nissin Corp.	15,800	420,349
Port of Tauranga Ltd.	5,225	19,915
Qube Holdings Ltd.(a)	18,012	37,484
SATS Ltd.	19,000	80,255
Societa Iniziative Autostradali e Servizi SpA	4,167	78,696
Sumitomo Warehouse Co. Ltd. (The)	121,000	899,006
Sydney Airport	30,020	165,542
Transurban Group	68,067	662,510
Westshore Terminals Investment Corp.	5,020	102,990

		5,806,418

Water Utilities - 0.1%
Pennon Group plc	22,278	227,656
Severn Trent plc	1,632	45,337
United Utilities Group plc	30,731	322,513

		595,506

Wireless Telecommunication Services - 0.8%
1&1 Drillisch AG	979	81,712
Cellcom Israel Ltd.*	5,408	50,653
Freenet AG	7,821	300,669
KDDI Corp.	57,200	1,442,642
M1 Ltd.(a)	300,200	424,206
Millicom International Cellular SA, SDR(a)	1,468	109,803
NTT DOCOMO, Inc.	41,800	1,035,666
Okinawa Cellular Telephone Co.	10,800	417,535
Orange Belgium SA	3,344	70,902
Partner Communications Co. Ltd.*	8,040	45,739
Rogers Communications, Inc., Class B	10,033	490,917
SmarTone Telecommunications Holdings Ltd.	166,740	194,210
SoftBank Group Corp.	27,041	2,224,618
Tele2 AB, Class B	8,165	102,456
Vodafone Group plc	831,949	2,657,182

		9,648,910

TOTAL COMMON STOCKS (Cost $900,027,059)		1,125,754,301

CLOSED END FUNDS - 0.1%
Capital Markets - 0.1%
HBM Healthcare Investments AG Class A* (Cost $574,882)	5,451	838,525

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(e)
Banks - 0.0%(e)
UniCredit SpA, expiring 2/21/2018, price 16.34 EUR*(d)	110,214	549

Construction & Engineering - 0.0%(e)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2018, price 0.45 EUR*	15,862	8,339
Sacyr SA, expiring 2/7/2018, price 0.05 EUR*	247,478	16,802

		25,141

TOTAL RIGHTS (Cost $24,091)		25,690

	Shares
INVESTMENT COMPANIES - 0.0%(e)
OceanaGold Corp.* (Cost $3,133)	1,000	2,763

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.8%
CERTIFICATES OF DEPOSIT - 0.0%(e)
Swedbank, New York
1.42%, 2/7/2018 (Cost $400,000)	400,000	400,000

REPURCHASE AGREEMENTS - 0.8%
Citigroup Global Markets, Inc., 1.60%, dated 1/31/2018, due 2/1/2018, repurchase price $1,000,044, collateralized by various Common Stocks; total market value $1,101,219	1,000,000	1,000,000
Citigroup Global Markets, Inc., 1.33%, dated 1/31/2018, due 2/1/2018, repurchase price $8,065,410, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 3.63%, maturing 7/5/2018 - 3/31/2020; total market value $8,200,527	8,065,112	8,065,112

TOTAL REPURCHASE AGREEMENTS (Cost $9,065,112)		9,065,112

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $9,465,112)		9,465,112

Total Investments - 99.8% (Cost $910,094,277)		1,136,086,391
Other Assets Less Liabilities - 0.2%		1,876,848

Net Assets - 100.0%		1,137,963,239

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $53,391,576, collateralized in the form of cash with a value of $9,465,112 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $8,629,345 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 15, 2018 – May 15, 2047 and $39,581,296 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 23, 2018 – September 20, 2117; a total value of $57,675,753.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)

Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2018 amounted to $316,601, which represents approximately 0.03% of net assets of the Fund.

(e)	Represents less than 0.05% of net assets.
(f)	The security was purchased with cash collateral held from securities on loan at January 31, 2018. The total value of securities purchased was $9,465,112.

Percentages shown are based on Net Assets.

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
DI	Depositary Interest
EUR	Euro
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	79	03/16/2018	EUR	$3,542,913	$37,036
FTSE 100 Index	18	03/16/2018	GBP	1,911,321	5,789
Hang Seng Index	2	02/27/2018	HKD	419,922	(1,121)
S&P/TSX 60 Index	9	03/15/2018	CAD	1,383,543	(868)
SGX Nikkei 225 Index	29	03/08/2018	JPY	3,069,236	48,713
SPI 200 Index	9	03/15/2018	AUD	1,089,701	(2,863)

					$86,686

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	932,081	BNP Paribas SA	USD	720,185	03/21/2018	$34,450
CAD	920,629	Morgan Stanley	USD	716,529	03/21/2018	34,274
CAD	849,632	Toronto-Dominion Bank (The)	USD	670,000	03/21/2018	22,903
CHF	539,808	Morgan Stanley	USD	551,405	03/21/2018	31,394
EUR	2,608,747	Morgan Stanley	USD	3,102,112	03/21/2018	157,610
EUR	1,657,939	Toronto-Dominion Bank (The)	USD	1,990,000	03/21/2018	81,653
GBP	1,463,704	Societe Generale	USD	1,971,219	03/21/2018	113,975
GBP	908,955	Toronto-Dominion Bank (The)	USD	1,250,000	03/21/2018	44,898
SEK	1,442,512	Bank of New York	USD	172,214	03/21/2018	12,022
JPY	439,084,220	Bank of New York	USD	3,926,930	03/22/2018	106,606
JPY	200,025,739	Toronto-Dominion Bank (The)	USD	1,790,000	03/22/2018	47,486

Total unrealized appreciation						$687,271

USD	414,000	Toronto-Dominion Bank (The)	AUD	540,230	03/21/2018	$(23,384)
USD	736,000	Toronto-Dominion Bank (The)	CAD	944,593	03/21/2018	(34,346)
USD	295,000	Toronto-Dominion Bank (The)	CHF	288,400	03/21/2018	(16,368)
USD	3,145,000	Toronto-Dominion Bank (The)	EUR	2,630,822	03/21/2018	(142,304)
USD	2,082,000	Toronto-Dominion Bank (The)	GBP	1,550,637	03/21/2018	(127,039)
USD	99,000	Toronto-Dominion Bank (The)	SEK	823,662	03/21/2018	(6,197)
USD	2,846	Morgan Stanley	SGD	3,828	03/21/2018	(81)
USD	3,443,000	Toronto-Dominion Bank (The)	JPY	388,072,581	03/22/2018	(121,931)

Total unrealized depreciation						$(471,650)

Net unrealized appreciation						$215,621

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2018:

Australia	5.9%
Austria	0.5
Belgium	1.0
Canada	8.5
Denmark	1.2
Finland	1.1
France	7.2
Germany	7.6
Hong Kong	2.9
Ireland	0.4
Israel	1.0
Italy	2.5
Japan	26.5
Netherlands	2.7
New Zealand	0.4
Norway	1.0
Portugal	0.4
Singapore	1.3
Spain	3.1
Sweden	2.9
Switzerland	5.1
United Kingdom	15.8
Other[1]	1.0

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi ve Ticaret A/S	8,008	70,956
AviChina Industry & Technology Co. Ltd., Class H(a)	60,000	32,142
Bharat Electronics Ltd.	35,392	94,234
Embraer SA	38,800	245,276
Hanwha Techwin Co. Ltd.*	1,767	55,682
Korea Aerospace Industries Ltd.*	3,408	167,871
LIG Nex1 Co. Ltd.	430	23,597
United Aircraft Corp. PJSC*^	25,155,036	352,292

		1,042,050

Air Freight & Logistics - 0.4%
Allcargo Logistics Ltd.	3,182	9,656
Aramex PJSC	24,595	28,190
Blue Dart Express Ltd.	318	23,408
GD Express Carrier Bhd.	51,600	8,406
Gulf Warehousing Co.*	1,548	17,665
Hyundai Glovis Co. Ltd.*	2,576	336,519
Kerry TJ Logistics Co. Ltd.	14,000	18,445
Pos Malaysia Bhd.	20,800	26,309
Sinotrans Ltd., Class H	3,632,000	2,205,729

		2,674,327

Airlines - 0.6%
Aegean Airlines SA	1,456	16,633
Aeroflot PJSC	66,416	157,346
Air Arabia PJSC	267,568	94,699
Air China Ltd., Class H	224,000	327,632
AirAsia Bhd.	190,400	202,234
Asiana Airlines, Inc.*	174,160	882,339
Azul SA (Preference)*	11,200	109,809
Bangkok Airways PCL, NVDR	52,000	24,074
Cebu Air, Inc.	350,560	677,203
China Airlines Ltd.*	336,000	139,493
China Eastern Airlines Corp. Ltd., Class H	176,000	159,541
China Southern Airlines Co. Ltd., Class H	224,000	292,120
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	23,900	20,490
Eva Airways Corp.	104,000	55,130
Gol Linhas Aereas Inteligentes SA (Preference)*	3,500	20,014
Grupo Aeromexico SAB de CV*	10,400	16,528
Hanjin Kal Corp.*	5,152	111,932
InterGlobe Aviation Ltd.(b)	4,704	89,855
Jeju Air Co. Ltd.	172	6,217
Jet Airways India Ltd.*	1,248	14,788
Korean Air Lines Co. Ltd.	5,600	202,163
Latam Airlines Group SA	21,504	370,947
SpiceJet Ltd.*	7,072	13,815

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Airlines - (continued)
Thai Airways International PCL, NVDR*	31,200	16,437
Turk Hava Yollari AO*	84,112	369,506

		4,390,945

Auto Components - 1.4%
Actron Technology Corp.	3,000	11,477
Apollo Tyres Ltd.	14,352	57,506
Asahi India Glass Ltd.	3,952	21,402
Balkrishna Industries Ltd.	5,152	92,492
Bharat Forge Ltd.	10,864	122,486
Bosch Ltd.	448	136,648
Cayman Engley Industrial Co. Ltd.	1,000	5,661
Ceat Ltd.	936	26,796
Chaowei Power Holdings Ltd.(a)	1,197,000	681,031
Cheng Shin Rubber Industry Co. Ltd.	112,000	195,214
China First Capital Group Ltd.*	158,000	58,784
Cub Elecparts, Inc.	2,489	25,492
Depo Auto Parts Ind Co. Ltd.	192,000	602,110
Endurance Technologies Ltd.(b)	1,456	27,352
Exide Industries Ltd.	15,469	54,321
Fuyao Glass Industry Group Co. Ltd., Class H(b)	27,600	116,978
Global PMX Co. Ltd.	1,000	6,004
Halla Holdings Corp.	13,440	757,679
Hankook Tire Co. Ltd.*	9,296	465,736
Hanon Systems	8,960	109,499
Hiroca Holdings Ltd.	10,000	38,428
Hota Industrial Manufacturing Co. Ltd.	9,826	41,468
Hu Lane Associate, Inc.	3,000	15,646
Hyundai Mobis Co. Ltd.	8,176	1,894,985
Hyundai Wia Corp.*	1,904	110,369
Iron Force Industrial Co. Ltd.	3,060	11,076
Kenda Rubber Industrial Co. Ltd.	29,307	37,205
Kumho Tire Co., Inc.*	3,552	19,792
Macauto Industrial Co. Ltd.	6,000	31,085
Mahindra CIE Automotive Ltd.*	6,379	22,195
Mando Corp.	336	87,316
Minda Industries Ltd.	1,718	33,315
Minth Group Ltd.	36,000	203,441
Motherson Sumi Systems Ltd.	36,176	208,057
MRF Ltd.	36	38,552
Nan Kang Rubber Tire Co. Ltd.	20,000	18,596
Nemak SAB de CV(b)	62,400	52,187
Nexen Corp.	38,528	274,208
Nexen Tire Corp.	3,532	41,510
Nexteer Automotive Group Ltd.*	44,000	94,284
S&T Motiv Co. Ltd.	15,344	709,832
Sebang Global Battery Co. Ltd.	10,864	369,306
SL Corp.*	24,192	612,814
Sri Trang Agro-Industry PCL, NVDR	20,800	8,235
Sundaram-Clayton Ltd.	312	23,756
Sundram Fasteners Ltd.	3,224	26,617
Tianneng Power International Ltd.	1,216,000	1,203,337

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Auto Components - (continued)
Tong Yang Industry Co. Ltd.	27,400	50,484
Tung Thih Electronic Co. Ltd.	3,000	16,263
Tupy SA	3,600	20,575
TYC Brother Industrial Co. Ltd.	293,000	323,204
WABCO India Ltd.	172	20,074

		10,232,880

Automobiles - 2.1%
Astra International Tbk. PT	1,120,000	711,058
BAIC Motor Corp. Ltd., Class H(b)	112,000	175,272
Bajaj Auto Ltd.	3,472	182,168
Brilliance China Automotive Holdings Ltd.	156,000	398,903
BYD Co. Ltd., Class H(a)	39,500	371,948
China Motor Corp.	61,000	55,777
Chongqing Changan Automobile Co. Ltd., Class B	1,523,200	1,721,559
Dongfeng Motor Group Co. Ltd., Class H	330,000	431,199
DRB-Hicom Bhd.	1,086,400	724,685
Ford Otomotiv Sanayi A/S	3,527	56,411
Geely Automobile Holdings Ltd.	275,000	880,751
Great Wall Motor Co. Ltd., Class H(a)	364,500	445,055
Guangzhou Automobile Group Co. Ltd., Class H	240,000	543,736
Hero MotoCorp Ltd.	5,600	325,014
Hyundai Motor Co.	17,696	2,684,602
Hyundai Motor Co. (2nd Preference)	4,256	414,500
Hyundai Motor Co. (3rd Preference)	312	25,916
Hyundai Motor Co. (Preference)	2,352	203,516
Jiangling Motors Corp. Ltd., Class B	112,000	217,515
Kia Motors Corp.	31,472	1,021,215
Mahindra & Mahindra Ltd.	34,272	411,159
Maruti Suzuki India Ltd.	6,720	1,004,739
Oriental Holdings Bhd.	10,400	17,343
Sanyang Motor Co. Ltd.	1,150,000	830,574
Ssangyong Motor Co.*	65,632	361,396
Tata Motors Ltd.*	56,112	352,444
Tata Motors Ltd., Class A*	23,831	84,134
Tofas Turk Otomobil Fabrikasi A/S	6,639	56,455
TVS Motor Co. Ltd.	6,950	76,140
UMW Holdings Bhd.*	20,800	36,394
Yadea Group Holdings Ltd.(b)	40,000	12,837
Yulon Motor Co. Ltd.	112,000	91,266
Yulon Nissan Motor Co. Ltd.	8,000	72,601

		14,998,282

Banks - 17.8%
Abu Dhabi Commercial Bank PJSC	183,232	361,665
AFFIN Bank Bhd.*(c)	37,910	24,607
Agricultural Bank of China Ltd., Class H	3,136,000	1,924,554
Akbank Turk A/S	238,512	694,288

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Akbank Turk A/S, ADR	20,016	113,891
Al Khalij Commercial Bank PQSC	256,734	920,886
Alior Bank SA*	7,392	189,669
Allahabad Bank*	6,448	6,772
Alliance Bank Malaysia Bhd.	100,800	111,978
Alpha Bank AE*	76,496	186,873
AMMB Holdings Bhd.	168,000	207,751
Andhra Bank*	8,008	6,616
Axis Bank Ltd.	99,717	930,637
Banco Bradesco SA*	92,800	1,152,473
Banco Bradesco SA (Preference)*	358,400	4,611,629
Banco Davivienda SA (Preference)	183,008	2,061,658
Banco de Bogota SA	11,536	271,900
Banco de Chile	1,479,184	254,054
Banco de Credito e Inversiones	2,601	199,157
Banco del Bajio SA*(b)	10,400	22,013
Banco do Brasil SA*	128,000	1,603,764
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	295,700	1,559,289
Banco Santander Brasil SA	22,400	253,498
Banco Santander Chile	3,552,976	303,137
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	89,600	141,288
Bancolombia SA	32,368	371,959
Bancolombia SA (Preference)	53,200	610,223
Bangkok Bank PCL, NVDR	48,500	320,546
Bank Al Habib Ltd.	52,000	31,967
Bank Alfalah Ltd.*	1,288,000	560,350
Bank Central Asia Tbk. PT	616,000	1,045,569
Bank Danamon Indonesia Tbk. PT	135,200	72,202
Bank Handlowy w Warszawie SA	2,012	51,142
Bank Mandiri Persero Tbk. PT	1,041,600	634,055
Bank Millennium SA*	25,240	72,640
Bank Negara Indonesia Persero Tbk. PT	414,400	290,948
Bank of Ayudhya PCL, NVDR	94,600	144,981
Bank of Baroda	24,440	60,251
Bank of China Ltd., Class H	8,960,000	5,395,624
Bank of Chongqing Co. Ltd., Class H	935,000	859,515
Bank of Communications Co. Ltd., Class H	2,510,000	2,175,786
Bank of India*	13,000	32,130
Bank of the Philippine Islands	92,960	216,001
Bank of Zhengzhou Co. Ltd., Class H(b)	1,680,000	1,011,679
Bank Pan Indonesia Tbk. PT*	325,900	35,782
Bank Pekao SA	8,848	360,856
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	249,600	43,065
Bank Pembangunan Daerah Jawa Timur Tbk. PT	12,510,400	728,843
Bank Permata Tbk. PT*	5,118,400	252,317
Bank Rakyat Indonesia Persero Tbk. PT	2,945,600	814,036
Bank Tabungan Negara Persero Tbk. PT	515,200	140,840
Bank Zachodni WBK SA	1,792	225,869

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Banregio Grupo Financiero SAB de CV	4,800	29,945
Barclays Africa Group Ltd.	49,616	752,571
BDO Unibank, Inc.	98,560	293,951
BIMB Holdings Bhd.	14,180	15,098
BNK Financial Group, Inc.	27,552	273,495
BOC Hong Kong Holdings Ltd.	197,000	1,006,226
Canara Bank	6,552	35,163
Capitec Bank Holdings Ltd.	3,472	234,103
Central Bank of India*	39,520	45,389
Chang Hwa Commercial Bank Ltd.	296,668	174,059
China Banking Corp.	51,084	36,147
China CITIC Bank Corp. Ltd., Class H	1,381,000	1,137,083
China Construction Bank Corp., Class H	12,736,000	14,687,650
China Development Financial Holding Corp.	784,000	287,825
China Everbright Bank Co. Ltd., Class H	382,000	216,361
China Merchants Bank Co. Ltd., Class H	448,000	2,196,626
China Minsheng Banking Corp. Ltd., Class H	728,000	833,042
China Zheshang Bank Co. Ltd., Class H	136,000	81,376
Chong Hing Bank Ltd.	285,000	617,993
Chongqing Rural Commercial Bank Co. Ltd., Class H	293,000	265,599
CIMB Group Holdings Bhd.	268,800	499,981
City Union Bank Ltd.	8,796	21,947
Commercial Bank PQSC (The)*	23,520	180,873
Commercial International Bank Egypt SAE	60,368	267,793
Corp. Bank*	9,672	5,877
Credicorp Ltd.	3,724	862,590
Credit Agricole Egypt SAE	11,960	30,476
Credit Bank of Moscow PJSC*	844,272	69,923
CTBC Financial Holding Co. Ltd.	2,288,000	1,672,107
DCB Bank Ltd.	1,720	4,691
DGB Financial Group, Inc.	18,592	215,892
Doha Bank QPSC	18,056	163,402
Dubai Islamic Bank PJSC	143,808	238,825
E.Sun Financial Holding Co. Ltd.	534,200	351,912
East West Banking Corp.	20,800	11,718
Eurobank Ergasias SA*	216,048	242,228
Far Eastern International Bank	342,555	113,537
Federal Bank Ltd.	86,128	136,023
First Abu Dhabi Bank PJSC	149,408	455,574
First Financial Holding Co. Ltd.	560,000	387,161
Grupo Aval Acciones y Valores SA (Preference)	462,224	208,253
Grupo Elektra SAB DE CV	3,360	121,588
Grupo Financiero Banorte SAB de CV, Class O	152,700	982,717
Grupo Financiero Inbursa SAB de CV, Class O	123,200	218,340

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Grupo Financiero Interacciones SA de CV, Class O	145,600	705,550
Grupo Security SA	129,688	70,328
Guangzhou Rural Commercial Bank Co. Ltd., Class H*(b)	1,010,000	810,949
Habib Bank Ltd.	78,400	137,639
Hana Financial Group, Inc.	34,608	1,688,511
Harbin Bank Co. Ltd., Class H*(a)(b)	5,152,000	1,706,037
Hong Leong Bank Bhd.	33,600	160,339
Hong Leong Financial Group Bhd.	12,600	59,998
Hua Nan Financial Holdings Co. Ltd.	482,911	288,300
Huishang Bank Corp. Ltd., Class H	86,000	47,500
ICICI Bank Ltd.	173,203	961,138
IDBI Bank Ltd.*	47,471	45,117
IDFC Bank Ltd.	56,935	50,845
Indian Bank	9,984	56,918
Indian Overseas Bank*	825,776	294,068
IndusInd Bank Ltd.	16,464	453,795
Industrial & Commercial Bank of China Ltd., Class H	9,184,000	8,689,131
Industrial Bank of Korea	31,696	494,206
ING Bank Slaski SA*	1,904	125,707
Intercorp Financial Services, Inc.(b)	1,040	41,912
Itau CorpBanca	12,132,400	123,937
Itau Unibanco Holding SA (Preference)	385,000	6,353,147
Itausa - Investimentos Itau SA	44,800	186,021
Itausa - Investimentos Itau SA (Preference)	224,000	937,179
Jammu & Kashmir Bank Ltd. (The)*	389,312	454,171
JB Financial Group Co. Ltd.	202,944	1,254,324
Karnataka Bank Ltd. (The)	237,888	551,673
Karur Vysya Bank Ltd. (The)	12,376	21,579
Kasikornbank PCL, NVDR	62,100	456,034
KB Financial Group, Inc.	46,815	2,950,468
Kiatnakin Bank PCL, NVDR	44,800	116,935
King’s Town Bank Co. Ltd.	112,000	160,436
Komercni banka A/S	4,144	190,965
Kotak Mahindra Bank Ltd.	44,800	781,101
Krung Thai Bank PCL, NVDR	414,400	264,623
Kwangju Bank Co. Ltd.	36,512	435,949
LH Financial Group PCL, NVDR	290,449	16,043
Malayan Banking Bhd.	273,456	708,590
Masraf Al Rayan QSC	20,496	227,421
mBank SA*	784	119,993
MCB Bank Ltd.	56,000	114,807
Mega Financial Holding Co. Ltd.	580,000	503,474
Metropolitan Bank & Trust Co.	70,702	137,132
Moneta Money Bank A/S(b)	17,472	72,808
National Bank of Greece SA*	300,326	127,953
National Bank of Pakistan	52,000	23,037
Nedbank Group Ltd.	26,208	582,729
O-Bank Co. Ltd.	265,000	81,740
Oriental Bank of Commerce*	118,608	215,664

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
OTP Bank plc	11,648	542,575
Philippine National Bank*	847,390	974,581
Piraeus Bank SA*	38,304	173,213
Postal Savings Bank of China Co. Ltd., Class H(a)(b)	448,000	299,566
Powszechna Kasa Oszczednosci Bank Polski SA*	47,936	656,851
Public Bank Bhd.	137,800	777,075
Punjab National Bank*	22,568	60,799
Qatar International Islamic Bank QSC	2,042	34,211
Qatar Islamic Bank SAQ	3,291	88,679
Qatar National Bank QPSC	12,656	469,951
RBL Bank Ltd.(b)	6,656	52,690
RHB Bank Bhd.	194,867	271,971
Rizal Commercial Banking Corp.	31,200	30,531
Sberbank of Russia PJSC	1,271,312	5,976,265
Sberbank of Russia PJSC (Preference)	117,824	455,434
Security Bank Corp.	13,750	65,936
Shengjing Bank Co. Ltd., Class H(b)	987,000	807,625
Shinhan Financial Group Co. Ltd.	55,776	2,783,969
Siam Commercial Bank PCL (The), NVDR	85,800	431,466
SinoPac Financial Holdings Co. Ltd.	1,275,900	439,958
Sociedad Matriz del Banco de Chile SA, Class B	277,984	152,588
South Indian Bank Ltd. (The)	1,513,344	717,368
Standard Bank Group Ltd.	152,912	2,584,131
State Bank of India	95,760	471,620
Syndicate Bank*	353,452	403,167
Taichung Commercial Bank Co. Ltd.	217,258	75,288
Taishin Financial Holding Co. Ltd.	1,159,959	585,044
Taiwan Business Bank	448,000	132,807
Taiwan Cooperative Financial Holding Co. Ltd.	459,160	273,333
Thanachart Capital PCL, NVDR	67,200	126,590
Tisco Financial Group PCL, NVDR	20,800	58,774
TMB Bank PCL, NVDR	1,232,000	114,074
Turkiye Garanti Bankasi A/S	248,864	815,306
Turkiye Halk Bankasi A/S	72,352	195,567
Turkiye Is Bankasi A/S, Class C	164,080	352,094
Turkiye Sinai Kalkinma Bankasi A/S	2,054,864	887,370
Turkiye Vakiflar Bankasi TAO, Class D	112,336	225,486
UCO Bank*	38,479	19,057
Union Bank of India*	20,270	43,422
Union Bank of Taiwan	231,356	75,569
Union Bank of the Philippines	16,100	28,261
Union National Bank PJSC	129,212	140,360
United Bank Ltd.	56,000	98,116
Vijaya Bank	379,456	380,925
VTB Bank PJSC	593,948,208	521,468
Woori Bank	64,624	1,019,726

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Yapi ve Kredi Bankasi A/S*	92,848	115,336
Yes Bank Ltd.	94,528	526,710
Zhongyuan Bank Co. Ltd., Class H*(b)	1,879,000	588,580

		127,535,757

Beverages - 0.7%
Ambev SA (Preference)	241,900	1,676,599
Anadolu Efes Biracilik ve Malt Sanayii A/S	10,922	81,055
Anhui Gujing Distillery Co. Ltd., Class B	4,200	24,701
Arca Continental SAB de CV	23,400	170,075
Becle SAB de CV*	34,400	62,687
Carabao Group PCL, NVDR	13,100	34,507
Carlsberg Brewery Malaysia Bhd.	10,400	42,531
China Resources Beer Holdings Co. Ltd.	89,107	336,653
Cia Cervecerias Unidas SA	8,400	123,640
Coca-Cola Embonor SA (Preference), Class B	4,368	13,079
Coca-Cola Femsa SAB de CV, Series L	27,600	211,311
Coca-Cola Icecek A/S	5,040	48,339
Distell Group Ltd.	4,992	58,397
Embotelladora Andina SA (Preference), Class B	9,513	46,595
Emperador, Inc.	145,600	23,160
Fomento Economico Mexicano SAB de CV	118,400	1,156,664
Fraser & Neave Holdings Bhd.	3,700	27,681
Heineken Malaysia Bhd.	7,700	37,732
Hite Jinro Co. Ltd.*	1,790	38,554
Lotte Chilsung Beverage Co. Ltd.*	15	21,295
Muhak Co. Ltd.	761	14,146
Tibet Water Resources Ltd.*	52,000	22,605
Tsingtao Brewery Co. Ltd., Class H	18,000	100,339
United Breweries Ltd.	3,744	67,491
United Spirits Ltd.*	3,136	161,997
Varun Beverages Ltd.	774	8,405
Vina Concha y Toro SA	19,880	44,442
Yantai Changyu Pioneer Wine Co. Ltd., Class B	9,600	25,591

		4,680,271

Biotechnology - 0.4%
3SBio, Inc.*(a)(b)	64,480	131,409
Amicogen, Inc.*	612	29,917
Biocon Ltd.	7,488	72,391
Celltrion, Inc.*	5,475	1,618,633
China Biologic Products Holdings, Inc.*	1,100	89,023
Genexine Co. Ltd.*	650	47,418
Green Cross Cell Corp.*	258	15,028
Green Cross Corp.	300	66,442
Green Cross Holdings Corp.	1,787	71,122
Hugel, Inc.*	104	55,036
iNtRON Biotechnology, Inc.*	460	20,182
Medy-Tox, Inc.	224	127,539

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Biotechnology - (continued)
OBI Pharma, Inc.*	9,000	57,127
PharmaEngine, Inc.	4,172	21,042
PharmaEssentia Corp.*	11,000	57,367
Seegene, Inc.*	999	35,737
SillaJen, Inc.*	3,423	339,463
TaiMed Biologics, Inc.*	8,000	55,034
ViroMed Co. Ltd.*	727	181,776

		3,091,686

Building Products - 0.3%
Astral Polytechnik Ltd.	1,823	22,894
Cera Sanitaryware Ltd.	86	4,696
China Lesso Group Holdings Ltd.	104,000	80,977
Dynasty Ceramic PCL, NVDR	104,000	12,020
Elementia SAB de CV*(b)	10,400	13,803
IS Dongseo Co. Ltd.*	24,640	905,670
Kajaria Ceramics Ltd.	2,608	25,900
KCC Corp.	336	132,311
Kyung Dong Navien Co. Ltd.	208	13,245
LG Hausys Ltd.	10,080	863,717
National Central Cooling Co. PJSC	66,664	32,669
Sintex Plastics Technology Ltd.*	29,114	33,346
Taiwan Glass Industry Corp.*	56,000	37,275
Trakya Cam Sanayii A/S	43,056	55,435

		2,233,958

Capital Markets - 2.6%
Amanat Holdings PJSC	49,192	20,089
B3 SA - Brasil Bolsa Balcao*	114,000	938,796
Banco BTG Pactual SA*	10,400	69,455
Bolsa Mexicana de Valores SAB de CV	24,100	46,200
Brait SE*	17,056	55,447
Bursa Malaysia Bhd.	11,800	32,998
Capital Securities Corp.	77,000	31,439
Care Ratings Ltd.	516	11,043
China Bills Finance Corp.	71,000	37,881
China Cinda Asset Management Co. Ltd., Class H	1,008,000	426,581
China Everbright Ltd.	94,000	231,952
China Galaxy Securities Co. Ltd., Class H	392,000	320,258
China Huarong Asset Management Co. Ltd., Class H(b)	1,296,000	654,508
China International Capital Corp. Ltd., Class H(b)	44,800	100,695
China investment Fund International Holdings Co. Ltd.*	32,000	28,639
China Merchants Securities Co. Ltd., Class H(b)	101,000	170,971
China Minsheng Financial Holding Corp. Ltd.*	380,000	13,604
CITIC Securities Co. Ltd., Class H	126,500	336,408
Coronation Fund Managers Ltd.	15,690	104,074
CRISIL Ltd.	1,032	31,454
CSC Financial Co. Ltd., Class H(b)	1,344,000	1,252,678
Daishin Securities Co. Ltd.*	63,840	977,463

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Daishin Securities Co. Ltd. (Preference)*	37,184	332,544
Daou Technology, Inc.	45,696	1,071,953
Dubai Financial Market PJSC*	67,052	20,445
Dubai Investments PJSC	146,832	96,340
Edelweiss Financial Services Ltd.	24,304	107,260
Egypt Kuwait Holding Co. SAE	98,448	95,495
Egyptian Financial Group-Hermes Holding Co.	21,531	25,042
Everbright Securities Co. Ltd., Class H(b)	1,187,200	1,560,378
GF Securities Co. Ltd., Class H	170,200	380,376
Guotai Junan International Holdings Ltd.	142,800	52,034
Guotai Junan Securities Co. Ltd., Class H*(b)	67,200	170,117
Haitong Securities Co. Ltd., Class H	179,200	292,807
Hanwha Investment & Securities Co. Ltd.*	214,480	731,102
Huarong International Financial Holdings Ltd.*	66,650	23,008
Huatai Securities Co. Ltd., Class H(b)	89,600	202,995
IIFL Holdings Ltd.	10,080	115,604
Indiabulls Ventures Ltd.	5,332	20,572
Investec Ltd.	35,504	277,812
Jih Sun Financial Holdings Co. Ltd.	94,813	27,098
JM Financial Ltd.	11,544	29,611
JSE Ltd.	4,205	66,508
KIWOOM Securities Co. Ltd.*	1,344	134,671
Korea Investment Holdings Co. Ltd.*	4,928	403,340
Kresna Graha Investama Tbk. PT*	187,300	7,624
Macquarie Korea Infrastructure Fund	19,936	153,835
Masterlink Securities Corp.	1,680,000	518,776
Meritz Securities Co. Ltd.	32,928	163,430
Mirae Asset Daewoo Co. Ltd.	21,616	227,729
Moscow Exchange MICEX-RTS PJSC	81,424	166,419
Motilal Oswal Financial Services Ltd.	1,976	39,943
Multi Commodity Exchange of India Ltd.	688	8,391
NH Investment & Securities Co. Ltd.*	8,176	128,629
NH Investment & Securities Co. Ltd. (Preference)*	1,352	12,306
Norte Grande SA	59,069,526	706,490
Orient Securities Co. Ltd., Class H(a)(b)	1,388,800	1,541,247
OSK Holdings Bhd.	1,680,000	448,259
President Securities Corp.*	32,943	17,406
PSG Konsult Ltd.	3,256	2,356
Samsung Securities Co. Ltd.	3,584	146,166
Shinyoung Securities Co. Ltd.	208	11,940

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Sociedad de Inversiones Oro Blanco SA	1,595,152	18,497
Warsaw Stock Exchange	1,040	14,856
Waterland Financial Holdings Co. Ltd.	149,140	51,068
Yuanta Financial Holding Co. Ltd.	1,391,929	668,611
Yuanta Securities Korea Co. Ltd.*	158,272	738,114
Zeder Investments Ltd.	1,699,600	930,405

		18,852,242

Chemicals - 3.6%
Acron PJSC	728	53,358
AECI Ltd.	186,704	1,619,582
Aekyung Petrochemical Co. Ltd.	24,416	426,425
AK Holdings, Inc.	9,072	726,372
Akzo Nobel India Ltd.	832	24,086
Alexandria Mineral Oils Co.	845,394	464,823
Alpek SAB de CV	41,600	60,135
Asia Polymer Corp.	17,331	11,060
Asian Paints Ltd.	16,128	286,103
Barito Pacific Tbk. PT*	213,400	42,079
BASF India Ltd.	836	27,975
Batu Kawan Bhd.	24,800	125,980
Bayer CropScience Ltd.	562	40,215
Berger Paints India Ltd.	10,816	42,573
Braskem SA (Preference), Class A	11,200	174,740
Castrol India Ltd.	9,090	26,497
Chambal Fertilizers and Chemicals Ltd.	5,408	13,634
China General Plastics Corp.	560,000	646,549
China Lumena New Materials Corp.*‡(c)	888,000	—
China Man-Made Fiber Corp.*	1,904,000	624,530
China Petrochemical Development Corp.*	105,700	55,306
China Steel Chemical Corp.	8,000	39,114
China Synthetic Rubber Corp.	30,901	52,110
Ciech SA*	43,904	811,622
Coromandel International Ltd.	1,898	16,550
D&L Industries, Inc.	110,800	26,307
Dawood Hercules Corp. Ltd.	199,000	219,825
DCM Shriram Ltd.	1,872	16,859
Dongjin Semichem Co. Ltd.*	1,144	17,623
Dongyue Group Ltd.	1,970,000	1,727,838
Eastern Polymer Group PCL, NVDR	52,200	16,833
Ecopro Co. Ltd.*	624	23,462
EID Parry India Ltd.	1,204	6,217
Engro Corp. Ltd.	15,700	42,927
Engro Fertilizers Ltd.	69,500	43,833
Eternal Materials Co. Ltd.	43,000	45,589
Everlight Chemical Industrial Corp.	54,000	34,184
Fatima Fertilizer Co. Ltd.	1,091,500	317,035
Fauji Fertilizer Co. Ltd.	41,500	33,954
Finolex Industries Ltd.	3,922	39,871
Foosung Co. Ltd.*	1,768	17,881
Formosa Chemicals & Fibre Corp.	224,000	837,728
Formosa Plastics Corp.	263,000	933,952

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Formosan Union Chemical	672,000	419,633
Fufeng Group Ltd.*(a)	144,000	105,126
Godrej Industries Ltd.	3,377	32,255
Grand Pacific Petrochemical	90,000	88,779
Green Seal Holding Ltd.	173,300	373,411
Grupa Azoty SA	1,999	42,413
Gujarat Fluorochemicals Ltd.	1,704	22,322
Hansol Chemical Co. Ltd.	528	33,326
Hanwha Chemical Corp.	12,320	406,109
Ho Tung Chemical Corp.*	1,456,000	475,084
Huabao International Holdings Ltd.	47,000	35,394
Huchems Fine Chemical Corp.	1,268	30,161
Hyosung Corp.*	2,352	297,345
Indorama Ventures PCL, NVDR	106,700	190,779
Kansai Nerolac Paints Ltd.	7,592	60,888
Kolon Industries, Inc.	2,016	153,676
Korea Petrochemical Ind Co. Ltd.	480	149,010
Kumho Petrochemical Co. Ltd.	2,128	205,257
LCY Chemical Corp.	58,000	89,849
LG Chem Ltd.	2,615	1,057,901
LG Chem Ltd. (Preference)	448	103,835
Lotte Chemical Corp.	1,904	748,869
Lotte Chemical Titan Holding Bhd.*(b)	78,400	107,812
LOTTE Fine Chemical Co. Ltd.	30,240	2,174,867
Mexichem SAB de CV	56,000	158,980
Misr Fertilizers Production Co. SAE	1,204	7,333
Namhae Chemical Corp.	1,040	12,028
Nan Ya Plastics Corp.	298,000	818,987
Nantex Industry Co. Ltd.	465,600	369,822
OCI Co. Ltd.*	1,008	159,528
Omnia Holdings Ltd.	2,184	26,823
Oriental Union Chemical Corp.*	34,000	34,822
Petkim Petrokimya Holding A/S	48,048	101,696
Petronas Chemicals Group Bhd.	156,800	327,459
PhosAgro PJSC	4,032	175,565
PI Industries Ltd.	3,911	54,778
Pidilite Industries Ltd.	7,392	104,168
PTT Global Chemical PCL, NVDR	190,400	585,121
Rain Industries Ltd.	2,912	17,423
Rallis India Ltd.	3,030	11,922
Sasol Ltd.	32,704	1,176,366
Scientex Bhd.	8,700	19,530
Shinkong Synthetic Fibers Corp.	61,000	20,385
Sidi Kerir Petrochemicals Co.	249,424	366,509
Sinofert Holdings Ltd.*	172,000	26,829
Sinopec Shanghai Petrochemical Co. Ltd., Class H	400,000	244,967
SK Discovery Co. Ltd.	695	33,128
SK Materials Co. Ltd.	312	49,670
SKC Co. Ltd.	2,042	86,625
SKCKOLONPI, Inc.	520	21,353
Sociedad Quimica y Minera de Chile SA (Preference), Class B	5,264	296,275
Soda Sanayii A/S	27,772	37,608
Solar Industries India Ltd.	1,040	17,482

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Songwon Industrial Co. Ltd.	26,768	606,626
Soulbrain Co. Ltd.	416	23,764
Supreme Industries Ltd.	1,204	24,670
Taekwang Industrial Co. Ltd.*	52	67,152
Taiwan Fertilizer Co. Ltd.	37,000	50,780
Taiwan Styrene Monomer	784,000	574,305
TSRC Corp.	34,000	41,821
UNIPETROL A/S	4,160	75,143
UPC Technology Corp.	49,200	31,061
UPL Ltd.	20,832	246,317
USI Corp.	1,303,360	695,382
Wonik Materials Co. Ltd.*	86	5,033
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,000	64,552

		26,087,225

Commercial Services & Supplies - 0.3%
Blue Label Telecoms Ltd.	1,112,720	1,274,491
China Everbright International Ltd.	147,000	224,782
Cleanaway Co. Ltd.	3,000	17,653
ECOVE Environment Corp.	1,000	5,781
Greentown Service Group Co. Ltd.(b)	68,000	56,251
KEPCO Plant Service & Engineering Co. Ltd.*	1,144	44,888
Novus Holdings Ltd.	1	1	(d)
S-1 Corp.	1,008	93,829
Sunny Friend Environmental Technology Co. Ltd.	3,000	23,314
Taiwan Secom Co. Ltd.	11,165	34,515
Taiwan Shin Kong Security Co. Ltd.	8,240	10,955

		1,786,460

Communications Equipment - 0.5%
Accton Technology Corp.	27,000	108,387
Advanced Ceramic X Corp.	4,000	51,672
Alpha Networks, Inc.	482,000	434,115
Arcadyan Technology Corp.	247,000	425,431
BYD Electronic International Co. Ltd.(a)	34,000	83,811
Sercomm Corp.	26,000	74,667
Texcell-NetCom Co. Ltd.*	56,672	1,289,628
Wistron NeWeb Corp.	29,503	87,865
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(b)	6,000	27,846
Zinwell Corp.	448,000	444,995
ZTE Corp., Class H*(a)	44,800	163,243

		3,191,660

Construction & Engineering - 2.0%
Arabtec Holding PJSC*	33,946	24,121
BES Engineering Corp.	55,000	14,719
Budimex SA	460	28,438
CH Karnchang PCL, NVDR	737	630
China Communications Construction Co. Ltd., Class H	516,000	616,182
China Energy Engineering Corp. Ltd., Class H	672,000	123,721
China Railway Construction Corp. Ltd., Class H	224,000	272,359

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
China Railway Group Ltd., Class H	448,000	344,243
China State Construction International Holdings Ltd.(a)	205,750	297,782
Continental Holdings Corp.	729,000	407,703
CTCI Corp.	63,000	97,919
Daelim Industrial Co. Ltd.*	3,056	232,666
Daewoo Engineering & Construction Co. Ltd.*	23,968	139,160
Dilip Buildcon Ltd.(b)	1,768	25,288
Ekovest Bhd.	17,200	4,391
Engineers India Ltd.	7,880	21,991
Gamuda Bhd.	100,800	132,409
GE Power India Ltd.	602	8,894
GEK Terna Holding Real Estate Construction SA*	136,752	921,641
GMR Infrastructure Ltd.*	102,144	34,929
GS Engineering & Construction Corp.	7,056	219,705
Hindustan Construction Co. Ltd.*	9,460	5,845
Hong Kong International Construction Investment Management Group Co. Ltd.	1,436,000	411,259
Hyundai Development Co.-Engineering & Construction	6,720	278,781
Hyundai Engineering & Construction Co. Ltd.*	8,512	341,963
IJM Corp. Bhd.	168,000	133,185
IRB Infrastructure Developers Ltd.	257,936	978,152
Italian-Thai Development PCL, NVDR	118,243	14,950
Kalpataru Power Transmission Ltd.	4,716	32,914
KEC International Ltd.	516	2,852
KEPCO Engineering & Construction Co., Inc.*	602	13,474
Larsen & Toubro Ltd.	18,632	414,937
Larsen & Toubro Ltd., GDR(b)	296	6,571
Malaysian Resources Corp. Bhd.	83,200	25,615
Metallurgical Corp. of China Ltd., Class H	4,862,000	1,541,627
NBCC India Ltd.	11,128	39,532
NCC Ltd.	15,600	30,045
Orascom Construction Ltd.*	6,240	54,288
PP Persero Tbk. PT	4,211,200	984,506
Run Long Construction Co. Ltd.	264,000	413,951
Sadbhav Engineering Ltd.	3,224	20,656
Salfacorp SA	10,456	21,588
Samsung Engineering Co. Ltd.*	8,109	132,891
Sinopec Engineering Group Co. Ltd., Class H	2,032,000	2,182,306
Sino-Thai Engineering & Construction PCL, NVDR	41,571	32,784
Sunway Construction Group Bhd.	25,800	16,945
Taeyoung Engineering & Construction Co. Ltd.*	1,976	22,390
Tekfen Holding A/S	27,328	118,159
United Integrated Services Co. Ltd.	321,000	653,113

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Voltas Ltd.	5,928	56,387
Waskita Karya Persero Tbk. PT	219,600	46,418
WCT Holdings Bhd.*	34,400	13,768
Wijaya Karya Persero Tbk. PT	111,166	17,270
Wilson Bayly Holmes-Ovcon Ltd.	94,304	1,264,799

		14,292,812

Construction Materials - 1.6%
ACC Ltd.	1,926	51,940
Ambuja Cements Ltd.	42,336	174,260
Anhui Conch Cement Co. Ltd., Class H	65,500	360,937
Asia Cement Corp.	117,020	120,652
BBMG Corp., Class H(a)	3,964,000	1,976,564
Birla Corp. Ltd.	1,883	33,389
Cahya Mata Sarawak Bhd.	32,900	36,717
Cementos Argos SA	24,416	97,495
Cementos Argos SA (Preference)	10,296	34,636
Cementos Pacasmayo SAA	4,992	12,967
CEMEX Latam Holdings SA*	7,998	30,863
Cemex SAB de CV*	790,048	658,196
Century Textiles & Industries Ltd.	1,872	40,859
China National Building Material Co. Ltd., Class H	334,000	356,998
China National Materials Co. Ltd., Class H	1,819,000	1,658,193
China Resources Cement Holdings Ltd.	224,000	168,685
China Shanshui Cement Group Ltd.*(c)	541,000	34,584
Dalmia Bharat Ltd.	1,352	62,393
DG Khan Cement Co. Ltd.	380,800	550,414
Eagle Cement Corp.*	62,400	17,929
Fauji Cement Co. Ltd.	1,232,000	323,844
Goldsun Building Materials Co. Ltd.*	73,000	24,070
Grasim Industries Ltd.	16,988	309,839
Grupo Argos SA	18,256	133,151
Grupo Argos SA (Preference)	9,984	63,928
Grupo Cementos de Chihuahua SAB de CV	6,500	36,647
Hanil Cement Co. Ltd.*	8,848	1,379,587
India Cements Ltd. (The)	2,408	6,366
Indocement Tunggal Prakarsa Tbk. PT	100,800	164,129
JK Lakshmi Cement Ltd.	657	4,253
Lafarge Malaysia Bhd.*	23,500	33,522
Lucky Cement Ltd.	10,400	57,894
Maple Leaf Cement Factory Ltd.	448,000	332,043
OCL India Ltd.	2,388	51,407
POSCO Chemtech Co. Ltd.	1,144	52,923
PPC Ltd.*	54,720	37,329
Prism Cement Ltd.*	10,157	22,093
Qatar National Cement Co. QSC	27,763	503,638
Qatari Investors Group QSC	1,720	15,910
Ramco Cements Ltd. (The)	3,536	42,154
Semen Baturaja Persero Tbk. PT	86,000	23,767
Semen Indonesia Persero Tbk. PT	168,000	139,911
Shree Cement Ltd.	448	121,194

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction Materials - (continued)
Siam Cement PCL (The), NVDR	16,150	253,697
Siam City Cement PCL, NVDR	4,700	40,367
Ssangyong Cement Industrial Co. Ltd.	2,781	57,425
Taiwan Cement Corp.	197,000	254,484
Tipco Asphalt PCL, NVDR	41,600	30,549
Titan Cement Co. SA	1,860	57,232
TPI Polene PCL, NVDR	377,200	25,773
UltraTech Cement Ltd.	4,704	324,084
Union Andina de Cementos SAA	32,705	31,030
Waskita Beton Precast Tbk. PT	490,200	17,355
West China Cement Ltd.*	46,008	7,941

		11,458,207

Consumer Finance - 0.3%
AEON Credit Service M Bhd.	4,400	15,194
AEON Thana Sinsap Thailand PCL, NVDR	130,500	606,250
AU Small Finance Bank Ltd.*(b)	2,288	23,618
Bajaj Finance Ltd.	9,072	239,317
Capital First Ltd.	1,376	15,968
Cholamandalam Investment and Finance Co. Ltd.	1,997	40,379
Chong Sing Holdings FinTech Group Ltd.*	896,000	114,557
Gentera SAB de CV	123,200	111,855
KRUK SA	858	59,222
Krungthai Card PCL, NVDR	3,800	29,119
Mahindra & Mahindra Financial Services Ltd.	14,491	105,600
Manappuram Finance Ltd.	18,492	32,257
Muangthai Leasing PCL, NVDR	17,200	23,477
Muthoot Finance Ltd.	3,784	24,705
Reliance Home Finance Ltd.*	199,584	251,348
Safmar Financial Investment	1,768	23,881
Samsung Card Co. Ltd.	3,136	114,386
Shriram City Union Finance Ltd.	1,537	48,766
Shriram Transport Finance Co. Ltd.	8,288	179,791
Srisawad Corp. PCL, NVDR	23,515	47,300
Sundaram Finance Ltd.	1,310	38,766
Taiwan Acceptance Corp.	11,000	42,837
Transaction Capital Ltd.	17,028	24,021
Unifin Financiera SAB de CV SOFOM ENR	4,600	16,834

		2,229,448

Containers & Packaging - 0.4%
Beijing Enterprises Clean Energy Group Ltd.*	3,777,142	125,560
Cheng Loong Corp.	1,746,000	952,511
Dongwon Systems Corp.	344	16,816
Essel Propack Ltd.	860	3,850
Greatview Aseptic Packaging Co. Ltd.	40,000	28,690
Klabin SA	38,100	214,263
Lock&Lock Co. Ltd.	728	18,543
Nampak Ltd.*	1,098,608	1,410,993
Taiwan Hon Chuan Enterprise Co. Ltd.	36,000	69,417
Vitro SAB de CV, Series A	13,500	50,713

		2,891,356

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Distributors - 0.2%
Dah Chong Hong Holdings Ltd.	1,344,000	678,749
Imperial Holdings Ltd.	21,728	519,697
Inter Cars SA	402	34,323
Test Rite International Co. Ltd.	286,000	224,223

		1,456,992

Diversified Consumer Services - 0.3%
Advtech Ltd.	925,456	1,340,591
China Maple Leaf Educational Systems Ltd.	16,000	20,027
China Yuhua Education Corp. Ltd.(b)	66,000	37,804
Curro Holdings Ltd.*	7,904	25,542
Daekyo Co. Ltd.	1,248	9,560
Estacio Participacoes SA	15,800	174,865
Fu Shou Yuan International Group Ltd.	11,000	9,873
Kroton Educacional SA	83,700	429,475
Lung Yen Life Service Corp.	14,000	32,231
Ser Educacional SA(b)	3,500	36,658
Virscend Education Co. Ltd.(b)	39,000	24,483

		2,141,109

Diversified Financial Services - 1.3%
Aditya Birla Capital Ltd.*	29,792	80,026
Al Waha Capital PJSC	1,618,512	912,123
Alexander Forbes Group Holdings Ltd.	1,488,628	876,346
Ayala Corp.	13,440	275,088
Bajaj Holdings & Investment Ltd.	1,560	68,883
Chailease Holding Co. Ltd.	63,000	212,050
Corp. Financiera Colombiana SA	4,714	44,776
Far East Horizon Ltd.	262,000	282,385
FirstRand Ltd.	201,600	1,129,079
Fubon Financial Holding Co. Ltd.	848,000	1,576,971
Grupo de Inversiones Suramericana SA	12,320	174,663
Grupo de Inversiones Suramericana SA (Preference)	5,616	75,888
GT Capital Holdings, Inc.	4,480	117,458
Haci Omer Sabanci Holding A/S	155,904	476,680
Hankook Tire Worldwide Co. Ltd.*	2,460	45,613
IDFC Ltd.	94,864	84,045
IFCI Ltd.*	1,162,896	521,078
Inversiones La Construccion SA	3,744	78,691
L&T Finance Holdings Ltd.	25,376	68,862
Meritz Financial Group, Inc.	4,139	63,954
Metro Pacific Investments Corp.	750,400	94,495
NICE Holdings Co. Ltd.*	29,680	468,332
Power Finance Corp. Ltd.	65,632	120,525
PSG Group Ltd.	5,040	94,231
Reliance Capital Ltd.	14,560	112,421
Remgro Ltd.	29,008	577,167
RMB Holdings Ltd.	42,896	284,679
Rural Electrification Corp. Ltd.	82,880	202,627
Srei Infrastructure Finance Ltd.	4,988	7,513
TI Financial Holdings Ltd.	3,206	34,737

		9,161,386

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - 1.4%
Asia Pacific Telecom Co. Ltd.*	104,000	35,861
Bharti Infratel Ltd.	39,424	217,904
China Communications Services Corp. Ltd., Class H	4,054,000	2,576,041
China Telecom Corp. Ltd., Class H	1,630,000	806,513
China Unicom Hong Kong Ltd.*	324,000	485,496
Chunghwa Telecom Co. Ltd.	228,000	848,776
CITIC Telecom International Holdings Ltd.	2,464,000	743,473
Emirates Telecommunications Group Co. PJSC	94,864	459,715
Hellenic Telecommunications Organization SA	14,112	222,387
Jasmine International PCL, NVDR	76,400	18,905
LG Uplus Corp.	25,200	337,463
Link Net Tbk. PT	31,200	12,642
Magyar Telekom Telecommunications plc	47,712	89,551
O2 Czech Republic A/S	3,092	43,279
Oi SA*	515,200	585,649
Oi SA (Preference)*	268,800	305,556
Ooredoo QPSC	12,768	334,893
Orange Polska SA*	33,592	61,797
Rostelecom PJSC	108,752	129,498
Rostelecom PJSC (Preference)	15,392	16,225
Tata Communications Ltd.	5,003	48,403
Telecom Egypt Co.	37,657	28,403
Telefonica Brasil SA (Preference)	22,400	380,884
Telekom Malaysia Bhd.	89,600	141,374
Telekomunikasi Indonesia Persero Tbk. PT	2,744,000	817,758
Telesites SAB de CV*	60,200	45,261
Telkom SA SOC Ltd.	36,848	159,976
TIME dotCom Bhd.	18,200	40,904
True Corp. PCL, NVDR*	593,600	127,931
Turk Telekomunikasyon A/S*	30,041	50,770

		10,173,288

Electric Utilities - 1.3%
Adani Transmission Ltd.*	14,456	47,479
Alupar Investimento SA	3,500	20,501
Celsia SA ESP	11,648	19,263
Centrais Eletricas Brasileiras SA*	33,600	215,693
Centrais Eletricas Brasileiras SA (Preference), Class B*	26,200	195,986
CESC Ltd.	4,160	68,986
CEZ A/S	8,736	224,538
Cia de Transmissao de Energia Eletrica Paulista (Preference)	4,900	104,051
Cia Energetica de Minas Gerais*	14,432	34,041
Cia Energetica de Minas Gerais, NYRS*	2,743	6,003
Cia Energetica de Minas Gerais (Preference)	112,000	265,239
Cia Paranaense de Energia	200	1,371

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
Cia Paranaense de Energia (Preference)	10,400	80,489
EDP - Energias do Brasil SA*	33,600	145,457
Enea SA	26,656	87,915
Enel Americas SA	1,564,416	367,140
Enel Chile SA	1,071,952	135,609
ENEL RUSSIA PJSC	10,246,880	295,935
Energa SA	23,968	86,314
Energisa SA	13,300	128,089
Engie Energia Chile SA	15,830	35,173
Equatorial Energia SA*	8,500	187,878
Federal Grid Co. Unified Energy System PJSC	32,103,680	99,849
First Philippine Holdings Corp.	374,080	451,375
Holding Co. ADMIE IPTO SA*	194,656	510,447
Inter RAO UES PJSC	4,191,152	282,309
Interconexion Electrica SA ESP	20,048	101,306
Korea District Heating Corp.*	4,704	340,075
Korea Electric Power Corp.	30,016	1,004,890
Light SA*	112,000	587,063
Luz del Sur SAA	7,120	26,579
Manila Electric Co.	14,560	96,102
Moscow United Electric Grid Co. PJSC	21,226,128	320,280
Mosenergo PJSC	880,464	42,602
PGE Polska Grupa Energetyczna SA*	94,640	337,696
Power Grid Corp. of India Ltd.	81,760	249,122
Public Power Corp. SA*	193,648	768,581
Reliance Infrastructure Ltd.	15,680	122,363
ROSSETI PJSC	2,682,436	43,550
RusHydro PJSC	16,466,576	212,321
Tata Power Co. Ltd. (The)	50,856	71,162
Tauron Polska Energia SA*	124,544	113,249
Tenaga Nasional Bhd.	156,800	634,803
TGC-1 PJSC	1,187,618,992	253,286
Torrent Power Ltd.	5,978	26,829
Transmissora Alianca de Energia Eletrica SA	17,600	111,982

		9,560,971

Electrical Equipment - 0.7%
ABB India Ltd.	2,058	53,492
AcBel Polytech, Inc.	3,000	2,342
Amara Raja Batteries Ltd.	2,733	34,809
Bharat Heavy Electricals Ltd.	37,473	59,034
Bizlink Holding, Inc.	5,103	48,587
CG Power and Industrial Solutions Ltd.*	12,473	17,826
Chicony Power Technology Co. Ltd.	22,000	44,535
China High Speed Transmission Equipment Group Co. Ltd.	49,000	86,455
Chung-Hsin Electric & Machinery Manufacturing Corp.	588,000	425,685
Doosan Heavy Industries & Construction Co. Ltd.*	7,504	119,462
ElSewedy Electric Co.	8,798	77,932
FDG Electric Vehicles Ltd.*	520,000	21,940

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electrical Equipment - (continued)
Finolex Cables Ltd.	2,600	30,047
GE T&D India Ltd.	3,640	24,700
Graphite India Ltd.	2,600	31,010
Gunkul Engineering PCL, NVDR	120,400	15,531
Havells India Ltd.	14,112	115,896
HEG Ltd.*	499	21,301
Korea Electric Terminal Co. Ltd.	10,640	693,491
Kung Long Batteries Industrial Co. Ltd.	5,000	24,446
LS Corp.	3,360	248,574
LS Industrial Systems Co. Ltd.	608	39,230
Shanghai Electric Group Co. Ltd., Class H*(a)	54,000	21,955
Shihlin Electric & Engineering Corp.	26,000	36,620
Sterlite Technologies Ltd.	5,616	31,685
Suzlon Energy Ltd.*	205,485	47,168
Taihan Electric Wire Co. Ltd.*	7,800	10,628
Teco Electric and Machinery Co. Ltd.	112,000	107,982
V-Guard Industries Ltd.	1,032	3,789
Voltronic Power Technology Corp.	3,323	58,945
Walsin Lihwa Corp.	296,000	170,112
Welling Holding Ltd.	1,504,000	392,275
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	1,104,800	1,929,510
Zhuzhou CRRC Times Electric Co. Ltd., Class H	30,300	167,743

		5,214,737

Electronic Equipment, Instruments & Components - 3.2%
AAC Technologies Holdings, Inc.	40,000	668,930
Asia Optical Co., Inc.	13,000	52,633
AU Optronics Corp.	1,058,000	504,579
Aurora Corp.*	4,900	14,744
BH Co. Ltd.*	832	15,232
Career Technology MFG. Co. Ltd.	11,000	16,512
Chang Wah Electromaterials, Inc.	48,000	240,449
Chaun-Choung Technology Corp.	3,000	10,231
Cheng Uei Precision Industry Co. Ltd.	41,000	64,640
Chilisin Electronics Corp.	11,000	36,685
Chimei Materials Technology Corp.*	860,000	361,462
China Railway Signal & Communication Corp. Ltd., Class H(b)	81,008	62,454
Chin-Poon Industrial Co. Ltd.	35,000	65,087
Chroma ATE, Inc.	20,000	113,911
Chunghwa Precision Test Tech Co. Ltd.	1,000	40,830
Compeq Manufacturing Co. Ltd.	129,000	160,224
Concraft Holding Co. Ltd.	3,050	30,034
Coretronic Corp.	652,000	856,791
CyberPower Systems, Inc.	70,000	234,891
Daeduck Electronics Co.*	55,328	499,473
DataTec Ltd.	325,472	848,920
Delta Electronics Thailand PCL, NVDR	25,200	61,954

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Delta Electronics, Inc.	117,000	590,108
E Ink Holdings, Inc.	48,000	87,451
Egis Technology, Inc.*	2,000	15,165
Elite Material Co. Ltd.	16,000	56,269
FLEXium Interconnect, Inc.*	16,138	61,461
Flytech Technology Co. Ltd.	3,235	9,579
General Interface Solution Holding Ltd.	10,000	74,454
Genius Electronic Optical Co. Ltd.*	3,000	28,769
Hana Microelectronics PCL, NVDR	22,400	30,396
HannStar Display Corp.	336,000	122,777
Hollysys Automation Technologies Ltd.	2,100	53,277
Holy Stone Enterprise Co. Ltd.*	4,000	15,371
Hon Hai Precision Industry Co. Ltd.	1,836,900	5,810,920
Honeywell Automation India Ltd.	104	27,639
Iljin Materials Co. Ltd.*	936	34,053
Inari Amertron Bhd.	52,000	44,025
Innolux Corp.	1,120,000	528,384
Interflex Co. Ltd.*	624	20,628
ITEQ Corp.	379,000	808,832
KCE Electronics PCL, NVDR	13,800	32,826
Kingboard Chemical Holdings Ltd.	77,500	426,567
Kingboard Laminates Holdings Ltd.	101,500	178,825
L&F Co. Ltd.	574	21,958
Largan Precision Co. Ltd.	5,000	687,070
LG Display Co. Ltd.	25,872	780,146
LG Innotek Co. Ltd.	851	100,015
Lotes Co. Ltd.	3,000	18,270
Merry Electronics Co. Ltd.	10,000	62,788
Nan Ya Printed Circuit Board Corp.*	363,000	326,315
Pan-International Industrial Corp.	9,000	7,843
Partron Co. Ltd.	1,768	16,888
Posiflex Technology, Inc.	8,000	38,565
Redington India Ltd.	435,792	1,223,023
Samsung Electro-Mechanics Co. Ltd.	3,136	312,763
Samsung SDI Co. Ltd.	3,024	557,876
SFA Engineering Corp.	2,464	89,183
Simplo Technology Co. Ltd.*	23,200	148,455
Sinbon Electronics Co. Ltd.	3,253	9,152
Sunny Optical Technology Group Co. Ltd.	37,000	512,322
Supreme Electronics Co. Ltd.	627,000	610,962
Synnex Technology International Corp.	161,000	227,865
Taiflex Scientific Co. Ltd.	18,000	32,794
Taiwan PCB Techvest Co. Ltd.	448,000	481,117
Taiwan Union Technology Corp.	9,000	27,915
Test Research, Inc.	273,000	425,253
Thinking Electronic Industrial Co. Ltd.	12,000	35,244
Tong Hsing Electronic Industries Ltd.	6,000	24,498

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Tongda Group Holdings Ltd.(a)	180,000	40,734
TPK Holding Co. Ltd.*	17,000	60,661
Tripod Technology Corp.	24,000	77,405
TXC Corp.	395,000	555,660
Unimicron Technology Corp.	75,000	54,554
VS Industry Bhd.	17,200	13,459
Wah Lee Industrial Corp.	289,000	567,182
Walsin Technology Corp.*	16,378	55,239
Wintek Corp.*‡(c)	64,000	—
WPG Holdings Ltd.	182,000	248,220
WT Microelectronics Co. Ltd.	56,182	90,599
Yageo Corp.*	12,000	159,339
Zhen Ding Technology Holding Ltd.	66,150	151,612

		22,871,386

Energy Equipment & Services - 0.2%
Bumi Armada Bhd.*	145,600	31,565
China Oilfield Services Ltd., Class H	80,000	95,430
Dialog Group Bhd.	246,400	161,833
Gulf International Services QSC	78,848	413,189
Sapura Energy Bhd.	167,400	32,426
Serba Dinamik Holdings Bhd.	25,800	22,902
TMK PJSC	526,960	777,334
Yinson Holdings Bhd.	34,400	37,244

		1,571,923

Equity Real Estate Investment Trusts (REITs) - 0.8%
Arrowhead Properties Ltd.	1,760,192	993,223
Concentradora Fibra Danhos SA de CV	41,600	69,180
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S*	242,713	171,453
Fibra Uno Administracion SA de CV	168,000	264,825
Fortress REIT Ltd., Class A	44,663	66,353
Fortress REIT Ltd., Class B	45,024	114,060
Grivalia Properties REIC AE	2,704	31,327
Growthpoint Properties Ltd.	149,744	350,091
Hyprop Investments Ltd.	13,440	131,301
IGB REIT	68,800	28,242
Investec Property Fund Ltd.	22,511	31,813
KLCCP Stapled Group	18,100	35,989
Korea Asset In Trust Co. Ltd.	82,413	575,737
Macquarie Mexico Real Estate Management SA de CV*(a)(b)	1,366,400	1,513,401
Pavilion REIT	46,200	18,609
PLA Administradora Industrial S de RL de CV*	25,800	39,476
Prologis Property Mexico SA de CV(a)	10,400	18,929
Rebosis Property Fund Ltd.	1,088,192	933,882
Redefine Properties Ltd.	289,744	264,030
Resilient REIT Ltd.	21,728	213,003
SA Corporate Real Estate Ltd.	105,784	44,724
Sunway REIT	39,400	17,488
Vukile Property Fund Ltd.	31,563	54,919
YTL Hospitality REIT	43,000	13,128
Yuexiu REIT	32,000	21,193

		6,016,376

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - 1.0%
7-Eleven Malaysia Holdings Bhd.	43,000	17,210
Al Meera Consumer Goods Co. QSC	199	8,362
Almacenes Exito SA	23,184	146,482
Atacadao Distribuicao Comercio e Industria Ltda*	15,300	77,781
Avenue Supermarts Ltd.*(b)	3,848	71,368
Bid Corp. Ltd.	18,592	415,252
BIM Birlesik Magazalar A/S	12,768	255,775
Cencosud SA	73,136	229,121
Cia Brasileira de Distribuicao (Preference)*	8,700	206,858
Clicks Group Ltd.	12,544	180,494
Cosco Capital, Inc.	5,006,400	702,653
CP All PCL, NVDR	246,400	627,407
Dino Polska SA*(b)	1,806	45,256
Dis-Chem Pharmacies Ltd.(b)	17,784	54,354
Dongsuh Cos., Inc.	2,427	66,479
E-MART, Inc.	1,120	305,211
Eurocash SA	4,433	35,866
Grupo Comercial Chedraui SA de CV	10,400	23,194
GS Retail Co. Ltd.	1,264	46,105
Hyundai Greenfood Co. Ltd.	2,808	42,336
InRetail Peru Corp.(b)	1,980	43,560
Magnit PJSC	3,248	307,677
Massmart Holdings Ltd.	5,304	61,819
Migros Ticaret A/S*	3,526	24,645
Organizacion Soriana SAB de CV, Class B*	17,200	37,555
Philippine Seven Corp.	12,771	26,388
Pick n Pay Stores Ltd.	19,824	113,965
President Chain Store Corp.	29,000	287,060
Puregold Price Club, Inc.	47,000	48,832
Raia Drogasil SA*	12,600	335,912
Robinsons Retail Holdings, Inc.	25,190	46,452
Shoprite Holdings Ltd.	25,200	523,685
SMU SA*	125,632	41,105
SPAR Group Ltd. (The)	10,528	181,766
Sun Art Retail Group Ltd.	130,000	176,515
Taiwan TEA Corp.	1,120,000	587,947
Wal-Mart de Mexico SAB de CV	280,000	702,825

		7,105,272

Food Products - 2.5%
Alicorp SAA	25,075	87,052
Astra Agro Lestari Tbk. PT	20,800	20,196
Avanti Feeds Ltd.	172	5,996
AVI Ltd.	16,464	149,017
Binggrae Co. Ltd.*	321	19,870
Boustead Plantations Bhd.	43,000	18,644
BRF SA*	34,200	381,746
Britannia Industries Ltd.	1,792	131,973
Century Pacific Food, Inc.	17,700	5,389
Charoen Pokphand Enterprise	12,000	27,215

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - Continued
Charoen Pokphand Foods PCL, NVDR	192,700	145,202
Charoen Pokphand Indonesia Tbk. PT	344,400	88,746
China Agri-Industries Holdings Ltd.	145,705	67,809
China Foods Ltd.	10,789	5,835
China Huishan Dairy Holdings Co. Ltd.*(a)(c)	158,000	8,484
China Huiyuan Juice Group Ltd.*	24,000	7,150
China Mengniu Dairy Co. Ltd.*	148,000	483,465
China Modern Dairy Holdings Ltd.*	185,000	35,479
China Shengmu Organic Milk Ltd.*(b)	183,000	28,545
CJ CheilJedang Corp.	448	150,403
CJ CheilJedang Corp. (Preference)	104	14,755
COFCO Meat Holdings Ltd.*(b)	1,680,000	339,374
Daesang Corp.	32,368	810,829
Dali Foods Group Co. Ltd.(b)	112,000	110,118
Dongwon F&B Co. Ltd.	79	19,309
Dongwon Industries Co. Ltd.	2,352	741,160
Dutch Lady Milk Industries Bhd.	700	11,332
Edita Food Industries SAE	27,033	25,824
Farmsco	688	8,569
Felda Global Ventures Holdings Bhd.	106,100	54,714
Genting Plantations Bhd.	10,400	26,735
GFPT PCL, NVDR	8,600	3,679
GlaxoSmithKline Consumer Healthcare Ltd.	442	46,162
Great Wall Enterprise Co. Ltd.	72,800	84,926
Gruma SAB de CV, Class B	10,640	127,295
Grupo Bimbo SAB de CV, Series A	112,000	273,656
Grupo Herdez SAB de CV	26,800	63,001
Grupo Lala SAB de CV	35,400	56,717
Grupo Nutresa SA	15,008	143,403
Haitai Confectionery & Foods Co. Ltd.*	946	15,149
Hatsun Agro Products Ltd.	2,184	27,350
Health and Happiness H&H International Holdings Ltd.*	10,000	70,256
Indofood CBP Sukses Makmur Tbk. PT	111,600	72,727
Indofood Sukses Makmur Tbk. PT	235,200	136,147
Industrias Bachoco SAB de CV, Series B	7,300	37,578
IOI Corp. Bhd.	156,800	188,671
Japfa Comfeed Indonesia Tbk. PT	7,169,900	781,869
JBS SA	112,000	355,421
Jeil Holdings Co. Ltd.	78,064	1,253,732
Kaveri Seed Co. Ltd.	516	4,182
Kernel Holding SA	5,304	81,020
Khon Kaen Sugar Industry PCL, NVDR	72,800	10,181
KRBL Ltd.	2,726	26,354
Kuala Lumpur Kepong Bhd.	19,000	122,938
Lien Hwa Industrial Corp.	51,660	66,911

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Lotte Food Co. Ltd.*	86	51,301
M Dias Branco SA*	6,500	117,544
Marfrig Global Foods SA*	14,400	30,965
Mayora Indah Tbk. PT	197,600	33,060
Minerva SA	156,800	476,794
Namchow Holdings Co. Ltd.	6,000	12,743
Namyang Dairy Products Co. Ltd.*	35	22,910
Nestle India Ltd.	1,232	144,677
Nestle Malaysia Bhd.	2,300	66,857
Nong Shim Holdings Co. Ltd.	134	14,243
NongShim Co. Ltd.	208	63,013
Oceana Group Ltd.	3,395	23,920
Orion Holdings Corp.	40,789	1,040,877
Ottogi Corp.	94	67,781
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	122,600	11,996
Pioneer Foods Group Ltd.	6,240	68,634
PPB Group Bhd.	22,400	100,341
Pulmuone Co. Ltd.*	2,800	441,822
QL Resources Bhd.	49,530	60,995
RCL Foods Ltd.	458,640	669,781
Salim Ivomas Pratama Tbk. PT	5,656,000	219,675
Samyang Corp.	5,600	537,529
Samyang Foods Co. Ltd.	86	7,594
Samyang Holdings Corp.	10,304	1,172,389
San Miguel Pure Foods Co., Inc.	42,560	515,200
Sao Martinho SA	7,300	43,450
Sarawak Oil Palms Bhd.	10,300	9,910
Sawit Sumbermas Sarana Tbk. PT	135,700	15,102
SLC Agricola SA	3,800	37,665
SPC Samlip Co. Ltd.*	191	28,350
Standard Foods Corp.	17,652	45,303
Taokaenoi Food & Marketing PCL, Class R, NVDR	48,800	34,746
Tata Global Beverages Ltd.	12,584	57,505
Thai Union Group PCL, NVDR	114,400	75,609
Thai Vegetable Oil PCL, NVDR	15,570	16,902
Tiger Brands Ltd.	9,968	387,009
Tingyi Cayman Islands Holding Corp.	96,000	200,065
Tongaat Hulett Ltd.	185,248	1,792,765
Ulker Biskuvi Sanayi A/S	9,138	57,877
Uni-President China Holdings Ltd.	69,000	63,253
Uni-President Enterprises Corp.	270,000	648,471
United Plantations Bhd.	3,700	27,073
Universal Robina Corp.	49,280	154,949
Want Want China Holdings Ltd.(a)	356,000	314,515
Yashili International Holdings Ltd.*	34,000	6,607
Yihai International Holding Ltd.	27,000	34,935
Zhou Hei Ya International Holdings Co. Ltd.(b)	43,000	42,992

		18,147,954

Gas Utilities - 0.3%
Aygaz A/S	7,701	32,722
China Gas Holdings Ltd.	125,640	367,855
China Resources Gas Group Ltd.	42,000	138,274

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Gas Utilities - (continued)
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	2,600	49,710
ENN Energy Holdings Ltd.	39,000	301,172
GAIL India Ltd.	23,072	173,610
Grupo Energia Bogota SA ESP	98,072	70,351
Gujarat Gas Ltd.	774	10,170
Gujarat State Petronet Ltd.	8,528	27,198
Infraestructura Energetica Nova SAB de CV	27,600	144,097
Korea Gas Corp.*	3,584	165,632
Mahanagar Gas Ltd.(b)	1,456	23,382
Perusahaan Gas Negara Persero Tbk. PT	2,576,000	502,174
Petronas Gas Bhd.	25,100	115,269
SUI Northern Gas Pipeline	41,600	44,640
Towngas China Co. Ltd.*	58,339	48,930

		2,215,186

Health Care Equipment & Supplies - 0.1%
Dentium Co. Ltd.*	344	22,228
DIO Corp.*	520	19,697
Ginko International Co. Ltd.	3,000	24,189
Hartalega Holdings Bhd.	44,800	135,627
Kossan Rubber Industries	17,200	38,171
Lifetech Scientific Corp.*	82,000	21,702
Microport Scientific Corp.	11,035	11,611
Osstem Implant Co. Ltd.*	612	33,069
Pihsiang Machinery Manufacturing Co. Ltd.*(c)	5,000	2,968
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	76,000	56,261
St Shine Optical Co. Ltd.	2,000	63,886
Top Glove Corp. Bhd.	32,000	76,105
Value Added Technology Co. Ltd.*	510	18,125

		523,639

Health Care Providers & Services - 0.3%
Alliar Medicos A Frente SA*	2,400	11,322
Apollo Hospitals Enterprise Ltd.	5,152	94,189
Bangkok Chain Hospital PCL, NVDR	72,800	37,655
Bangkok Dusit Medical Services PCL, NVDR	235,200	162,207
Banmedica SA	16,561	59,092
Bumrungrad Hospital PCL, NVDR	18,800	117,650
Celltrion Healthcare Co. Ltd.*	2,509	321,893
Chabiotech Co. Ltd.*	1,560	56,755
China Cord Blood Corp.*(a)	2,900	30,189
China Resources Phoenix Healthcare Holdings Co. Ltd.	30,000	43,342
Chularat Hospital PCL, NVDR	183,100	11,809
Dr Lal PathLabs Ltd.(b)	430	6,110
Fleury SA	7,200	68,204
Fortis Healthcare Ltd.*	9,651	21,099
IHH Healthcare Bhd.	134,400	207,233
Instituto Hermes Pardini SA	1,800	17,904
KPJ Healthcare Bhd.	31,224	7,770
Life Healthcare Group Holdings Ltd.	73,067	167,872

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
Medipost Co. Ltd.*	223	24,016
Mitra Keluarga Karyasehat Tbk. PT(b)	312,000	44,393
Narayana Hrudayalaya Ltd.*(b)	946	4,245
Netcare Ltd.	73,981	162,308
Odontoprev SA	14,200	74,566
Qualicorp SA	12,600	121,705
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	83,600	219,115
Sinopharm Group Co. Ltd., Class H	64,400	284,477
Universal Medical Financial & Technical Advisory Services Co. Ltd.(b)	62,000	57,866
Vibhavadi Medical Center PCL, NVDR	382,700	30,792

		2,465,778

Health Care Technology - 0.0%(e)
Alibaba Health Information Technology Ltd.*(a)	130,000	67,980

Hotels, Restaurants & Leisure - 0.5%
Alsea SAB de CV	24,300	79,618
AmRest Holdings SE*	411	51,187
Berjaya Sports Toto Bhd.	51,600	29,919
Bloomberry Resorts Corp.*	239,200	57,259
Central Plaza Hotel PCL	1,600	2,644
Central Plaza Hotel PCL, NVDR	31,200	51,552
China Travel International Investment Hong Kong Ltd.	120,200	44,413
Coffee Day Enterprises Ltd.*(b)	1,720	8,624
Cox & Kings Ltd.	1,548	6,078
CVC Brasil Operadora e Agencia de Viagens SA*	7,800	135,782
Delta Corp. Ltd.	1,376	7,481
DXB Entertainments PJSC*(b)	221,980	38,678
EIH Ltd.	3,182	9,570
Famous Brands Ltd.*	4,669	43,718
Formosa International Hotels Corp.	2,311	12,290
Genting Bhd.	112,000	276,713
Genting Malaysia Bhd.	179,200	253,324
Gourmet Master Co. Ltd.	3,410	49,432
Grand Korea Leisure Co. Ltd.	1,040	29,656
Haichang Ocean Park Holdings Ltd.*(b)	49,000	12,216
Hana Tour Service, Inc.	403	42,268
Imperial Pacific International Holdings Ltd.*	2,970,000	39,491
Indian Hotels Co. Ltd. (The)	22,940	49,845
Jollibee Foods Corp.	24,640	136,793
Jubilant Foodworks Ltd.	1,324	42,532
Kangwon Land, Inc.*	6,496	197,402
Magnum Bhd.	59,900	28,430
Mahindra Holidays & Resorts India Ltd.	1,872	9,730
Melco Resorts And Entertainment Philippines Corp.*	17,200	2,850

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Minor International PCL, NVDR	134,400	188,812
MK Restaurants Group PCL, NVDR	10,400	29,055
Modetour Network, Inc.*	520	16,216
OPAP SA	12,320	165,755
Orbis SA	832	24,919
Paradise Co. Ltd.	2,112	46,775
Premium Leisure Corp.	289,000	6,929
Thomas Cook India Ltd.	2,244	8,263
Tsogo Sun Holdings Ltd.	57,568	124,505
Wowprime Corp.	7,000	32,544
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	11,500	22,025
Yum China Holdings, Inc.	21,600	1,002,024

		3,417,317

Household Durables - 0.8%
AmTRAN Technology Co. Ltd.	26,000	15,567
Arcelik A/S	15,568	79,097
Coway Co. Ltd.	2,912	259,608
Crompton Greaves Consumer Electricals Ltd.	24,416	95,643
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,300	81,831
Dom Development SA	12,749	317,558
Ez Tec Empreendimentos e Participacoes SA	2,900	20,402
Fabryki Mebli Forte SA	688	10,065
Haier Electronics Group Co. Ltd.*	65,000	222,721
Hanssem Co. Ltd.*	610	97,397
Kinpo Electronics	2,128,000	784,890
LG Electronics, Inc.	12,768	1,225,565
LG Electronics, Inc. (Preference)	2,128	85,889
MRV Engenharia e Participacoes SA	33,600	160,735
Nien Made Enterprise Co. Ltd.	8,000	82,346
PIK Group PJSC*	15,123	82,003
Skyworth Digital Holdings Ltd.	3,167,750	1,555,231
Socovesa SA	23,620	16,699
Symphony Ltd.	1,272	36,382
Tatung Co. Ltd.*	104,000	85,283
TTK Prestige Ltd.	202	23,197
Vestel Elektronik Sanayi ve Ticaret A/S*	7,415	20,260
Whirlpool of India Ltd.	1,664	38,637
Wuxi Little Swan Co. Ltd., Class B	5,200	33,634

		5,430,640

Household Products - 0.2%
Hindustan Unilever Ltd.	39,164	843,177
Jyothy Laboratories Ltd.	1,650	9,471
Kimberly-Clark de Mexico SAB de CV, Class A	35,100	66,022
Unilever Indonesia Tbk. PT	67,200	273,046
Vinda International Holdings Ltd.	7,000	13,138

		1,204,854

Independent Power and Renewable Electricity Producers - 1.6%
Aboitiz Power Corp.	93,600	74,807
Adani Power Ltd.*	43,621	25,136

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Independent Power and Renewable Electricity Producers - (continued)
AES Gener SA	331,072	107,260
AES Tiete Energia SA	2	2
AES Tiete Energia SA - UNIT	5,573	21,962
AES Tiete Energia SA (Preference)	30	24
B Grimm Power PCL, NVDR*	41,600	39,183
Banpu Power PCL, NVDR	41,600	35,198
BCPG PCL, NVDR	41,600	34,202
Beijing Jingneng Clean Energy Co. Ltd., Class H	3,360,000	953,685
Canvest Environmental Protection Group Co. Ltd.(b)	90,000	52,126
CGN New Energy Holdings Co. Ltd.	2,016,000	288,683
CGN Power Co. Ltd., Class H(a)(b)	1,232,000	348,109
China Everbright Greentech Ltd.*(b)	34,000	31,212
China Longyuan Power Group Corp. Ltd., Class H	366,000	267,664
China Power Clean Energy Development Co. Ltd.	672,000	416,700
China Power International Development Ltd.	512,332	140,177
China Resources Power Holdings Co. Ltd.	196,000	361,856
Cia Energetica de Sao Paulo (Preference), Class B	8,600	41,819
Cikarang Listrindo Tbk. PT(b)	189,200	16,958
Colbun SA	408,464	101,634
CPFL Energias Renovaveis SA*	10,400	45,745
Datang International Power Generation Co. Ltd., Class H*	4,830,000	1,599,409
Electricity Generating PCL, NVDR	12,600	87,701
Enel Generacion Chile SA	184,688	176,604
Energy Development Corp.	368,200	40,768
Eneva SA*	2,500	10,925
Engie Brasil Energia SA	11,200	127,103
First Gen Corp.	2,110,139	657,310
Global Power Synergy PCL, NVDR	17,200	45,718
Glow Energy PCL, NVDR	24,800	67,503
Huadian Fuxin Energy Corp. Ltd., Class H	4,360,000	1,148,329
Huadian Power International Corp. Ltd., Class H(a)	2,756,000	1,046,522
Huaneng Power International, Inc., Class H	492,000	317,665
Huaneng Renewables Corp. Ltd., Class H	508,000	176,013
Hub Power Co. Ltd. (The)	31,200	27,887
Jaiprakash Power Ventures Ltd.*	1,837,136	202,189
JSW Energy Ltd.	22,880	31,512
Kot Addu Power Co. Ltd.	807,500	424,446
Lopez Holdings Corp.	3,136,000	336,830
Malakoff Corp. Bhd.	188,100	45,846
NHPC Ltd.	272,944	126,379
NTPC Ltd.	110,432	295,597

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Independent Power and Renewable Electricity Producers - (continued)
OGK-2 PJSC	50,709,120	465,668
Ratchaburi Electricity Generating Holding PCL, NVDR	38,600	67,476
Reliance Power Ltd.*	87,559	62,981
SPCG PCL, NVDR	627,200	490,626
Superblock PCL, NVDR*	638,800	23,863
Taiwan Cogeneration Corp.	18,000	16,304
TPI Polene Power PCL, NVDR	156,000	40,096
Unipro PJSC	1,105,000	49,686
Zorlu Enerji Elektrik Uretim A/S*	30,788	16,496

		11,629,594

Industrial Conglomerates - 1.7%
3M India Ltd.*	131	38,713
Aboitiz Equity Ventures, Inc.	131,040	196,177
AG Anadolu Grubu Holding A/S	3,744	29,741
Alfa SAB de CV, Class A	347,200	436,499
Alliance Global Group, Inc.*	515,200	154,058
AntarChile SA	7,168	140,926
Beijing Enterprises Holdings Ltd.	58,000	356,315
Berli Jucker PCL	500	918
Berli Jucker PCL, NVDR	66,700	122,454
BGF Co. Ltd.	889	12,779
Bidvest Group Ltd. (The)	18,592	391,436
Boustead Holdings Bhd.	31,200	22,973
CITIC Ltd.	747,000	1,178,551
CJ Corp.	784	135,090
CJ Corp. (Preference)	208	15,193
DMCI Holdings, Inc.	160,300	44,997
Dogan Sirketler Grubu Holding A/S*	43,291	9,809
Doosan Corp.	1,483	164,569
Doosan Corp. (Preference)	416	28,594
Enka Insaat ve Sanayi A/S	79,226	119,323
Far Eastern New Century Corp.	448,000	400,419
Fosun International Ltd.	280,000	661,565
Grupo Carso SAB de CV, Series A1(a)	20,800	78,158
Grupo Industrial Saltillo SAB de CV	347,200	636,063
Hanwha Corp.*	5,040	222,065
Hanwha Corp. (Preference)*	1,425	25,888
HAP Seng Consolidated Bhd.	30,000	74,812
Hong Leong Industries Bhd.	8,600	21,402
Hosken Consolidated Investments Ltd.	73,920	936,066
Industries Qatar QSC	8,400	252,854
Jaiprakash Associates Ltd.*	41,807	13,343
JG Summit Holdings, Inc.	156,800	233,825
KAP Industrial Holdings Ltd.	63,408	45,605
KOC Holding A/S	128,688	627,763
Kolon Corp.	208	11,960
LG Corp.	7,168	598,089
Lotte Corp.*	1,846	120,664
LT Group, Inc.	131,600	57,591
Mytilineos Holdings SA*	12,320	155,011
Quinenco SA	42,336	138,525
Reunert Ltd.	3,945	24,802
Samsung C&T Corp.	5,152	685,100

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Industrial Conglomerates - (continued)
San Miguel Corp.	51,520	144,618
Shanghai Industrial Holdings Ltd.	51,000	149,320
Siemens Ltd.	4,928	100,867
Sigdo Koppers SA	16,555	34,806
Sime Darby Bhd.	164,300	128,987
SK Holdings Co. Ltd.	4,032	1,202,596
SM Investments Corp.	26,880	537,076
Turkiye Sise ve Cam Fabrikalari A/S	73,248	97,628

		12,016,583

Insurance - 2.6%
Bajaj Finserv Ltd.	1,904	144,059
Bangkok Life Assurance PCL, NVDR	22,140	26,155
BB Seguridade Participacoes SA	36,900	362,481
Cathay Financial Holding Co. Ltd.	983,000	1,841,512
China Life Insurance Co. Ltd.	200,760	206,646
China Life Insurance Co. Ltd., Class H	407,000	1,376,362
China Pacific Insurance Group Co. Ltd., Class H	156,800	795,883
China Reinsurance Group Corp., Class H	672,000	158,088
China Taiping Insurance Holdings Co. Ltd.	79,400	343,123
DB Insurance Co. Ltd.	5,936	402,460
Discovery Ltd.(a)	25,648	364,726
Hanwha General Insurance Co. Ltd.*	90,706	768,731
Hanwha Life Insurance Co. Ltd.*	24,192	170,138
Hyundai Marine & Fire Insurance Co. Ltd.	7,056	306,266
ICICI Lombard General Insurance Co. Ltd.(b)	3,640	45,034
ICICI Prudential Life Insurance Co. Ltd.(b)	10,400	66,501
ING Life Insurance Korea Ltd.(b)	1,904	104,307
IRB Brasil Resseguros S/A*	7,200	85,369
Korean Reinsurance Co.	13,216	150,991
Liberty Holdings Ltd.	14,560	160,821
Lotte Non-Life Insurance Co. Ltd.	96,208	329,748
LPI Capital Bhd.	7,606	38,130
Max Financial Services Ltd.*	5,068	42,570
Mercuries & Associates Holding Ltd.	16,385	14,026
Mercuries Life Insurance Co. Ltd.*	104,000	57,093
Meritz Fire & Marine Insurance Co. Ltd.	5,824	135,803
Mirae Asset Life Insurance Co. Ltd.	120,848	611,115
MMI Holdings Ltd.	99,792	190,528
New China Life Insurance Co. Ltd., Class H	40,000	260,566
People’s Insurance Co. Group of China Ltd. (The), Class H	825,000	471,492
PICC Property & Casualty Co. Ltd., Class H	536,000	1,112,919

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Ping An Insurance Group Co. of China Ltd., Class H(a)	280,000	3,316,776
Porto Seguro SA*	11,200	156,244
Powszechny Zaklad Ubezpieczen SA	31,696	435,080
Qatar Insurance Co. SAQ	16,016	224,338
Qualitas Controladora SAB de CV	324,800	812,830
Rand Merchant Investment Holdings Ltd.	46,928	175,203
Samsung Fire & Marine Insurance Co. Ltd.	1,792	484,982
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	194	34,700
Samsung Life Insurance Co. Ltd.	4,816	581,790
Sanlam Ltd.(a)	94,192	699,672
Santam Ltd.	2,471	62,290
Shin Kong Financial Holding Co. Ltd.	1,080,000	396,493
Sul America SA	28,743	184,241
Tongyang Life Insurance Co. Ltd.	3,474	25,603
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	8,100	72,597

		18,806,482

Internet & Direct Marketing Retail - 0.0%(e)
B2W Cia Digital*	7,847	52,653
CJ O Shopping Co. Ltd.	279	58,708
Cogobuy Group(b)	20,000	12,095
GS Home Shopping, Inc.	448	92,717
Hyundai Home Shopping Network Corp.	293	32,789
Infibeam Incorporation Ltd.*	2,580	6,336
momo.com, Inc.	1,000	9,041
NS Shopping Co. Ltd.	948	14,337

		278,676

Internet Software & Services - 2.8%
Ahnlab, Inc.	190	9,964
HC International, Inc.	50,000	37,461
Info Edge India Ltd.	4,075	86,592
Kakao Corp.*	1,792	234,939
NAVER Corp.	1,623	1,383,088
PChome Online, Inc.	5,763	32,033
SINA Corp.*	3,400	398,650
Sohu.com, Inc.*(a)	1,300	50,063
Tencent Holdings Ltd.	304,400	18,042,670
Tian Ge Interactive Holdings Ltd.(b)	25,000	22,374

		20,297,834

IT Services - 0.9%
AGTech Holdings Ltd.*	84,000	10,740
Chinasoft International Ltd.*(a)	74,000	52,226
Cielo SA	61,100	518,596
Digital China Holdings Ltd.*	58,000	34,630
eClerx Services Ltd.	728	17,275
EOH Holdings Ltd.	5,439	29,317
HCL Technologies Ltd.	30,352	470,786
Hexaware Technologies Ltd.	3,640	21,827
Infosys Ltd.	110,544	1,999,147
Larsen & Toubro Infotech Ltd.(b)	1,456	29,136

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
IT Services - (continued)
Mindtree Ltd.	4,608	55,785
Mphasis Ltd.	3,418	48,088
My EG Services Bhd.	124,800	80,046
Nan Hai Corp. Ltd.	3,050,000	91,249
Persistent Systems Ltd.	900	11,148
Posco ICT Co. Ltd.	2,080	17,686
Samsung SDS Co. Ltd.	2,240	538,053
SONDA SA	24,083	50,113
Systex Corp.	9,000	18,497
Tata Consultancy Services Ltd.	25,424	1,244,084
Tech Mahindra Ltd.	26,320	253,522
TravelSky Technology Ltd., Class H	49,000	153,801
Vakrangee Ltd.	30,562	175,265
Wipro Ltd.	62,496	299,393

		6,220,410

Leisure Products - 0.0%(e)
Giant Manufacturing Co. Ltd.	13,000	72,927
Goodbaby International Holdings Ltd.	59,000	36,359
HLB, Inc.*	936	40,759
KMC Kuei Meng International, Inc.	3,158	14,519
Merida Industry Co. Ltd.	9,350	44,111

		208,675

Life Sciences Tools & Services - 0.1%
Divi’s Laboratories Ltd.	4,147	67,769
Genscript Biotech Corp.	30,000	109,123
Samsung Biologics Co. Ltd.*(b)	896	367,932
ST Pharm Co. Ltd.*	344	14,062
Syngene International Ltd.(b)	860	8,109
Wuxi Biologics Cayman, Inc.*(b)	11,500	79,176

		646,171

Machinery - 0.7%
AIA Engineering Ltd.	1,599	38,611
Airtac International Group	6,784	107,769
Ashok Leyland Ltd.	67,984	134,784
BEML Ltd.	768	17,564
China Conch Venture Holdings Ltd.	98,000	274,399
China International Marine Containers Group Co. Ltd., Class H	20,800	42,869
China Yuchai International Ltd.	29,400	779,100
CIMC Enric Holdings Ltd.*	36,000	39,675
CRRC Corp. Ltd., Class H	224,000	221,954
Cummins India Ltd.	3,848	54,686
Doosan Bobcat, Inc.	1,462	50,657
Doosan Infracore Co. Ltd.*	16,016	165,732
Eicher Motors Ltd.	744	314,937
Escorts Ltd.	1,997	25,487
Famur SA*	1,118	2,100
Grupo Rotoplas SAB de CV*	8,600	13,964
Haitian International Holdings Ltd.	30,000	93,781
Hiwin Technologies Corp.	11,867	153,704
Hyundai Construction Equipment Co. Ltd.*	312	59,458
Hyundai Elevator Co. Ltd.*	633	35,685

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Hyundai Heavy Industries Co. Ltd.*	1,232	160,367
Hyundai Mipo Dockyard Co. Ltd.*	624	65,155
Hyundai Robotics Co. Ltd.*	560	239,659
Hyundai Rotem Co. Ltd.*	1,341	21,537
Jain Irrigation Systems Ltd.	7,396	16,274
KC Co. Ltd.	312	6,077
King Slide Works Co. Ltd.	3,000	40,710
Kinik Co.	7,000	19,502
Lakshmi Machine Works Ltd.	148	14,015
Lonking Holdings Ltd.	104,000	46,539
Marcopolo SA (Preference)*	31,900	42,104
Otokar Otomotiv ve Savunma Sanayi A/S	18	593
Rechi Precision Co. Ltd.	21,969	22,085
Samsung Heavy Industries Co. Ltd.*	16,399	141,131
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	31,200	17,534
Shin Zu Shing Co. Ltd.	4,000	11,583
Sinotruk Hong Kong Ltd.(a)	74,500	97,918
SKF India Ltd.	624	17,264
Sunonwealth Electric Machine Industry Co. Ltd.	8,000	16,332
Syncmold Enterprise Corp.	224,000	487,266
Thermax Ltd.	2,214	43,111
United Wagon Co. PJSC*	4,680	65,709
WEG SA	44,800	335,263
Weichai Power Co. Ltd., Class H	234,000	292,595
Yungtay Engineering Co. Ltd.	19,000	35,855
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(a)	34,400	15,042

		4,898,136

Marine - 0.3%
Cia Sud Americana de Vapores SA*	797,784	41,724
COSCO SHIPPING Development Co. Ltd., Class H*	86,000	19,132
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,186,000	1,257,695
COSCO SHIPPING Holdings Co. Ltd., Class H*(a)	83,500	49,429
Evergreen Marine Corp. Taiwan Ltd.*	104,000	61,553
Grindrod Ltd.*	14,604	16,174
Hyundai Merchant Marine Co. Ltd.*(c)	10,455	45,233
Korea Line Corp.*	520	15,217
MISC Bhd.	67,200	130,167
Pan Ocean Co. Ltd.*	6,945	39,152
Qatar Navigation QSC	5,655	101,032
Sinotrans Shipping Ltd.	52,000	16,355
U-Ming Marine Transport Corp.*	25,000	33,153
Wan Hai Lines Ltd.	61,000	38,929
Wisdom Marine Lines Co. Ltd.*	13,839	13,770
Yang Ming Marine Transport Corp.*	53,000	21,094

		1,899,809

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - 1.5%
Alibaba Pictures Group Ltd.*(a)	680,000	94,765
Astro Malaysia Holdings Bhd.	134,400	89,652
BEC World PCL, NVDR	37,000	13,822
Cheil Worldwide, Inc.	3,237	64,416
CJ CGV Co. Ltd.	670	47,873
CJ E&M Corp.	863	73,058
CJ Hello Co. Ltd.	40,880	360,238
Cyfrowy Polsat SA	12,208	88,147
DB Corp. Ltd.*	1,806	9,258
Dish TV India Ltd.*	17,517	20,711
Global Mediacom Tbk. PT	11,368,000	636,815
Grupo Televisa SAB	123,200	510,676
Huayi Tencent Entertainment Co. Ltd.*	400,000	25,315
IMAX China Holding, Inc.*(a)(b)	1,900	4,895
Innocean Worldwide, Inc.	520	34,233
Jagran Prakashan Ltd.	3,698	10,082
Jcontentree Corp.*	1,892	12,420
KT Skylife Co. Ltd.	34,832	477,866
Loen Entertainment, Inc.	236	24,355
Major Cineplex Group PCL, NVDR	25,300	24,032
Media Nusantara Citra Tbk. PT	312,000	35,538
Megacable Holdings SAB de CV	10,400	47,665
Multiplus SA	3,500	38,902
Nasmedia Co. Ltd.	172	12,821
Naspers Ltd., Class N	24,192	6,891,585
Phoenix Satellite Television Holdings Ltd.	2,626,000	362,603
Plan B Media PCL, NVDR	72,800	15,922
PVR Ltd.	1,040	23,882
SBS Media Holdings Co. Ltd.*	93,632	304,259
SM Entertainment Co.*	831	30,038
SMI Holdings Group Ltd.	72,000	37,006
Smiles Fidelidade SA*	3,400	88,195
Sun TV Network Ltd.	4,576	73,701
Surya Citra Media Tbk. PT	233,900	46,995
TV18 Broadcast Ltd.*	16,016	15,574
VGI Global Media PCL, NVDR	114,400	23,559
Workpoint Entertainment PCL, NVDR	10,400	27,644
Zee Entertainment Enterprises Ltd.	30,688	286,453

		10,984,971

Metals & Mining - 4.6%
African Rainbow Minerals Ltd.	11,557	124,585
Alrosa PJSC	293,776	425,526
Aluminum Corp. of China Ltd., Class H*	224,000	151,788
Aneka Tambang Persero Tbk. PT*	522,310	35,696
Angang Steel Co. Ltd., Class H	1,838,000	2,002,156
Anglo American Platinum Ltd.*	2,682	80,186
AngloGold Ashanti Ltd.	22,624	250,938
Assore Ltd.	4,816	127,440
Boryszew SA*	1,548	4,478

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Bradespar SA	3,600	30,556
Bradespar SA (Preference)	27,000	266,765
CAP SA	8,960	116,987
China Metal Products	448,000	437,309
China Metal Recycling Holdings Ltd.*‡(c)	51,000	—
China Metal Resources Utilization Ltd.*(b)	56,000	36,085
China Molybdenum Co. Ltd., Class H(a)	217,200	167,174
China Oriental Group Co. Ltd.	110,000	85,790
China Steel Corp.	690,000	589,491
China Zhongwang Holdings Ltd.	179,200	103,101
Chung Hung Steel Corp.*	1,456,000	646,933
Cia Minera Milpo SAA	11,024	19,033
Cia Siderurgica Nacional SA*	38,200	132,562
Dongkuk Steel Mill Co. Ltd.	98,784	1,123,965
Eregli Demir ve Celik Fabrikalari TAS	90,944	241,215
Feng Hsin Steel Co. Ltd.	26,000	53,435
Gerdau SA	9,000	35,125
Gerdau SA (Preference)	49,182	223,629
Gloria Material Technology Corp.	18,000	12,506
Gold Fields Ltd.	42,560	182,409
Grupa Kety SA	331	40,131
Grupo Mexico SAB de CV, Series B	196,500	697,760
Grupo Simec SAB de CV, Series B*	10,400	35,984
Harmony Gold Mining Co. Ltd.	640,864	1,075,146
Hengxing Gold Holding Co. Ltd.(b)	382,000	484,005
Hindalco Industries Ltd.	51,408	207,034
Honbridge Holdings Ltd.*	208,000	43,879
Hyundai Steel Co.	10,080	538,053
Impala Platinum Holdings Ltd.*	40,880	125,149
Industrias CH SAB de CV*	6,600	29,706
Industrias Penoles SAB de CV	6,720	156,002
Jastrzebska Spolka Weglowa SA*	2,808	81,842
Jenax, Inc.*	705	20,961
Jiangxi Copper Co. Ltd., Class H	63,000	106,645
Jindal Stainless Hisar Ltd.*	97,440	303,869
Jindal Stainless Ltd.*	167,216	294,714
Jindal Steel & Power Ltd.*	20,072	84,086
JSW Steel Ltd.	56,336	256,819
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D*	17,887	16,116
KGHM Polska Miedz SA	7,616	251,528
KISWIRE Ltd.*	12,442	400,816
Korea Zinc Co. Ltd.*	672	324,090
Koza Altin Isletmeleri A/S*	3,880	39,510
Koza Anadolu Metal Madencilik Isletmeleri A/S*	21,292	32,465
Krakatau Steel Persero Tbk. PT*	6,529,600	251,167
Kumba Iron Ore Ltd.	3,136	94,848
Maanshan Iron & Steel Co. Ltd., Class H*	2,912,000	1,567,423
Magnitogorsk Iron & Steel Works PJSC	188,384	152,706

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Mechel PJSC*	318,192	825,929
Mechel PJSC (Preference)	142,016	371,028
Metalurgica Gerdau SA (Preference)	1,108,800	2,408,798
MMC Norilsk Nickel PJSC	3,002	619,327
MMC Norilsk Nickel PJSC, ADR	7,652	157,325
MMG Ltd.*	132,000	97,041
MOIL Ltd.	2,808	10,704
National Aluminium Co. Ltd.	27,956	33,097
Nickel Asia Corp.	101,064	12,983
NMDC Ltd.	44,128	97,340
Northam Platinum Ltd.*	16,010	69,683
Novolipetsk Steel PJSC	113,792	297,291
Philex Mining Corp.	66,900	8,737
Polyus PJSC	1,232	100,283
Poongsan Corp.	2,240	105,513
POSCO	9,408	3,352,291
Press Metal Aluminium Holdings Bhd.	123,200	182,694
Raspadskaya OJSC*	2,924	5,346
Seah Besteel Corp.	1,449	43,083
SeAH Steel Corp.*	6,496	635,700
Severstal PJSC	20,832	340,287
Shougang Fushan Resources Group Ltd.	6,496,000	1,578,019
Sibanye Gold Ltd.	205,296	239,811
Stalprodukt SA	3,472	560,571
Steel Authority of India Ltd.*	52,312	73,117
TA Chen Stainless Pipe	1,198,012	1,002,950
Tata Steel Ltd.	12,208	135,326
Ton Yi Industrial Corp.	38,000	18,058
Tung Ho Steel Enterprise Corp.	32,000	28,656
Usinas Siderurgicas de Minas Gerais SA (Preference), Class A*	23,300	87,257
Vale Indonesia Tbk. PT*	134,900	37,784
Vale SA*	192,600	2,520,807
Vedanta Ltd.	94,080	503,431
Volcan Cia Minera SAA, Class B	290,864	123,961
Yeong Guan Energy Technology Group Co. Ltd.	141,000	357,997
Yieh Phui Enterprise Co. Ltd.	149,344	59,183
Young Poong Corp.*	112	111,177
Zhaojin Mining Industry Co. Ltd., Class H(a)	36,000	30,654
Zijin Mining Group Co. Ltd., Class H	672,000	338,515

		33,001,071

Multiline Retail - 0.4%
Aeon Co. M Bhd.	28,000	11,781
El Puerto de Liverpool SAB de CV, Class C1	10,400	77,106
Far Eastern Department Stores Ltd.	143,012	76,792
Future Retail Ltd.*	7,735	67,841
Golden Eagle Retail Group Ltd.	14,000	17,810
Grupo Sanborns SAB de CV	25,800	28,742
Hyundai Department Store Co. Ltd.	1,904	185,434

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multiline Retail - (continued)
Lojas Americanas SA*	5,250	21,584
Lojas Americanas SA (Preference)*	41,700	222,526
Lojas Renner SA*	39,620	473,646
Lotte Shopping Co. Ltd.	822	185,900
Magazine Luiza SA	3,100	82,772
Matahari Department Store Tbk. PT	291,200	241,969
Mitra Adiperkasa Tbk. PT	25,800	14,067
Poya International Co. Ltd.	4,161	53,323
Ripley Corp. SA	50,856	59,672
Robinson PCL, NVDR	24,900	57,043
SACI Falabella	64,848	682,228
Shinsegae, Inc.	838	269,171
Taiwan FamilyMart Co. Ltd.	3,000	19,557
Woolworths Holdings Ltd.	53,984	291,749

		3,140,713

Multi-Utilities - 0.1%
Qatar Electricity & Water Co. QSC	1,456	77,599
YTL Corp. Bhd.	330,426	129,704
YTL Power International Bhd.	459,200	147,264

		354,567

Oil, Gas & Consumable Fuels - 6.1%
Adaro Energy Tbk. PT	896,000	163,962
Aegis Logistics Ltd.	1,720	6,734
Bangchak Corp. PCL, NVDR	41,600	55,453
Banpu PCL, NVDR	275,400	200,483
Bashneft PJSC	4,368	174,747
Bashneft PJSC (Preference)	3,472	87,068
Bharat Petroleum Corp. Ltd.	42,336	327,685
Bukit Asam Persero Tbk. PT	287,800	73,087
Bumi Resources Tbk. PT*	842,800	20,396
Chennai Petroleum Corp. Ltd.	61,488	399,938
China Coal Energy Co. Ltd., Class H	224,000	115,702
China Petroleum & Chemical Corp., Class H	2,998,000	2,591,141
China Shenhua Energy Co. Ltd., Class H	400,500	1,246,850
CNOOC Ltd.	896,000	1,395,301
Coal India Ltd.	72,576	341,806
Cosan SA Industria e Comercio	17,800	245,281
Dana Gas PJSC*	111,280	22,722
Ecopetrol SA	537,264	505,007
Empresas COPEC SA	28,336	493,466
Energy Absolute PCL, NVDR	78,400	169,591
Esso Thailand PCL, NVDR*	135,200	82,018
Exxaro Resources Ltd.	29,456	355,023
Formosa Petrochemical Corp.	112,000	476,506
Gazprom PJSC	1,292,378	3,292,832
Gazprom PJSC, ADR	61,539	309,541
Great Eastern Shipping Co. Ltd. (The)	82,096	517,910
Grupa Lotos SA	9,856	175,694
GS Holdings Corp.	5,824	378,504
Hellenic Petroleum SA	6,163	67,486
Hengyuan Refining Co. Bhd.*	193,900	641,732

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Hindustan Petroleum Corp. Ltd.	72,352	452,401
Indian Oil Corp. Ltd.	120,400	790,504
Indika Energy Tbk. PT*	65,000	21,701
Indo Tambangraya Megah Tbk. PT	41,600	94,147
Inner Mongolia Yitai Coal Co. Ltd., Class B	123,200	196,134
Inner Mongolia Yitai Coal Co. Ltd., Class H	20,800	31,168
IRPC PCL, NVDR	582,400	136,674
Kunlun Energy Co. Ltd.(a)	176,000	174,617
Lubelski Wegiel Bogdanka SA	588	11,929
LUKOIL PJSC	56,000	3,710,359
Mangalore Refinery & Petrochemicals Ltd.	15,060	30,533
Medco Energi Internasional Tbk. PT*	10,442,766	967,176
MOL Hungarian Oil & Gas plc	56,224	690,106
Motor Oil Hellas Corinth Refineries SA	7,952	199,610
National Refinery Ltd.	50,400	202,622
Novatek PJSC	50,064	647,485
Oil & Gas Development Co. Ltd.	78,400	116,761
Oil & Natural Gas Corp. Ltd.	333,536	1,066,885
Oil India Ltd.	22,064	124,519
Pakistan Oilfields Ltd.	5,200	26,529
Pakistan Petroleum Ltd.	56,000	104,637
Pakistan State Oil Co. Ltd.	27,129	77,524
PetroChina Co. Ltd., Class H	1,156,000	916,352
Petroleo Brasileiro SA*	163,500	1,099,654
Petroleo Brasileiro SA (Preference)*	231,100	1,437,557
Petron Corp.	226,600	42,405
Petron Malaysia Refining & Marketing Bhd.	123,200	364,124
Petronas Dagangan Bhd.	15,200	96,010
Petronet LNG Ltd.	34,608	138,614
Pilipinas Shell Petroleum Corp.	24,960	30,385
Polski Koncern Naftowy ORLEN SA	16,128	525,145
Polskie Gornictwo Naftowe i Gazownictwo SA	183,904	362,046
PTT Exploration & Production PCL	78,869	299,662
PTT PCL, NVDR	100,800	1,583,448
Qatar Fuel QSC	2,704	85,999
Qatar Gas Transport Co. Ltd.	31,987	164,635
Reliance Industries Ltd.	171,696	2,594,994
Rosneft Oil Co. PJSC	133,736	815,732
Rosneft Oil Co. PJSC, GDR(b)	6,040	36,977
RussNeft PJSC*	4,992	53,454
Semirara Mining & Power Corp.	49,800	36,792
Sinopec Kantons Holdings Ltd.	56,000	35,727
SK Gas Ltd.	6,782	673,214
SK Innovation Co. Ltd.	7,280	1,394,166
S-Oil Corp.	2,352	270,914
S-Oil Corp. (Preference)	208	20,258
Star Petroleum Refining PCL, NVDR	131,100	69,903
Surgutneftegas OJSC	1,048,204	535,408

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Surgutneftegas OJSC, ADR	3,506	17,846
Surgutneftegas OJSC (Preference)	768,656	405,528
Surgutneftegas OJSC, OTC, ADR	12,172	65,364
Tatneft PJSC	152,368	1,530,552
Tatneft PJSC, ADR	5,424	328,694
Tatneft PJSC (Preference)	17,584	127,818
Thai Oil PCL, NVDR	100,800	329,885
Transneft PJSC (Preference)	177	566,236
Tupras Turkiye Petrol Rafinerileri A/S	14,112	434,111
Ultrapar Participacoes SA	23,500	605,059
United Tractors Tbk. PT	78,400	227,790
Yanzhou Coal Mining Co. Ltd., Class H	224,000	390,639

		43,520,784

Paper & Forest Products - 0.8%
Chung Hwa Pulp Corp.	784,000	308,000
Duratex SA	16,474	53,059
Empresas CMPC SA	70,224	278,978
Fibria Celulose SA	12,600	218,345
Indah Kiat Pulp & Paper Corp. Tbk. PT	135,200	94,671
Lee & Man Paper Manufacturing Ltd.	164,000	193,325
Long Chen Paper Co. Ltd.	34,522	39,561
Mondi Ltd.	7,321	195,052
Nine Dragons Paper Holdings Ltd.	88,000	137,039
Pabrik Kertas Tjiwi Kimia Tbk. PT	2,116,800	746,260
Packages Ltd.	88,400	465,073
Pfleiderer Group SA	946	11,015
Sappi Ltd.	30,688	220,589
Shandong Chenming Paper Holdings Ltd., Class B	660,800	1,127,883
Shandong Chenming Paper Holdings Ltd., Class H	429,000	763,500
Suzano Papel e Celulose SA*	22,400	146,129
YFY, Inc.*	2,166,000	1,010,708

		6,009,187

Personal Products - 0.6%
Amorepacific Corp.*	1,747	489,981
Amorepacific Corp. (Preference)*	560	81,547
AMOREPACIFIC Group*	1,792	238,296
AMOREPACIFIC Group (Preference)*	312	17,268
Chlitina Holding Ltd.	3,000	14,719
Colgate-Palmolive India Ltd.	2,518	44,393
Cosmax, Inc.	322	38,899
Dabur India Ltd.	31,024	173,451
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	4,128	5,205
Emami Ltd.	2,383	42,131
Gillette India Ltd.	324	33,390
Godrej Consumer Products Ltd.	14,112	233,722
Grape King Bio Ltd.	5,000	36,369
Hengan International Group Co. Ltd.	42,000	402,739
It’s Hanbul Co. Ltd.*	16,016	950,896

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Personal Products - (continued)
Jayjun Cosmetic Co. Ltd.*	756	11,894
Kolmar BNH Co. Ltd.*	688	22,614
Korea Kolmar Co. Ltd.*	643	53,892
LG Household & Health Care Ltd.	560	617,240
LG Household & Health Care Ltd. (Preference)	104	65,934
Marico Ltd.	27,104	131,847
Natura Cosmeticos SA	11,200	123,496
NUTRIBIOTECH Co. Ltd.*	1,540	37,496
Procter & Gamble Hygiene & Health Care Ltd.	293	42,711
TCI Co. Ltd.	2,301	26,369

		3,936,499

Pharmaceuticals - 0.9%
Abbott India Ltd.	312	27,593
Adcock Ingram Holdings Ltd.	5,074	28,020
Ajanta Pharma Ltd.	1,415	32,293
Alembic Pharmaceuticals Ltd.	2,150	19,170
Alkem Laboratories Ltd.	1,560	53,928
Aspen Pharmacare Holdings Ltd.	22,848	520,893
Aurobindo Pharma Ltd.	15,456	152,983
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	10,000	15,112
Bukwang Pharmaceutical Co. Ltd.	1,516	39,183
Cadila Healthcare Ltd.	13,786	92,291
Caregen Co. Ltd.	258	22,228
Celltrion Pharm, Inc.*	697	63,640
Center Laboratories, Inc.*	7,194	12,033
China Medical System Holdings Ltd.	70,000	150,177
China Resources Pharmaceutical Group Ltd.(b)	85,500	112,594
China Traditional Chinese Medicine Holdings Co. Ltd.	114,000	75,354
Chong Kun Dang Pharmaceutical Corp.*	245	33,612
Cipla Ltd.	17,584	163,707
Consun Pharmaceutical Group Ltd.	16,000	18,063
CSPC Pharmaceutical Group Ltd.	246,000	546,006
Daewoong Co. Ltd.*	602	10,880
Daewoong Pharmaceutical Co. Ltd.*	266	44,962
Dong-A Socio Holdings Co. Ltd.*	104	14,463
Dong-A ST Co. Ltd.*	299	33,320
DongKook Pharmaceutical Co. Ltd.	450	29,667
Dr Reddy’s Laboratories Ltd.	4,592	160,664
Egyptian International Pharmaceuticals EIPICO(c)	1,429	11,690
Genomma Lab Internacional SAB de CV, Class B*	32,700	35,989
GlaxoSmithKline Pharmaceuticals Ltd.	948	36,675
Glenmark Pharmaceuticals Ltd.	7,280	69,385
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	6,000	17,529
Hanall Biopharma Co. Ltd.*	1,501	56,155

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Hanmi Pharm Co. Ltd.	342	191,201
Hanmi Science Co. Ltd.	1,711	168,240
Hua Han Health Industry Holdings Ltd.*(c)	3,780,000	256,142
Hypermarcas SA	18,800	215,726
Il Dong Pharmaceutical Co. Ltd.	457	12,004
Ilyang Pharmaceutical Co. Ltd.*	756	30,018
Ipca Laboratories Ltd.	1,664	15,030
Jubilant Life Sciences Ltd.	4,445	63,830
JW Pharmaceutical Corp.	531	24,764
Kalbe Farma Tbk. PT	1,153,600	143,462
Kolon Life Science, Inc.*	291	27,469
Komipharm International Co. Ltd.*	2,448	91,813
Kwang Dong Pharmaceutical Co. Ltd.*	73	682
Laurus Labs Ltd.(b)	602	4,890
Livzon Pharmaceutical Group, Inc., Class H	4,160	34,359
Lupin Ltd.	12,208	169,626
Luye Pharma Group Ltd.	104,000	92,944
Mega Lifesciences PCL, NVDR	8,600	12,768
Natco Pharma Ltd.	3,518	52,374
Pfizer Ltd.	688	25,105
Pharmally International Holding Co. Ltd.	3,000	38,085
Piramal Enterprises Ltd.	4,368	188,376
Richter Gedeon Nyrt	7,168	185,096
Samjin Pharmaceutical Co. Ltd.	344	12,934
Sanofi India Ltd.	258	20,166
Searle Co. Ltd. (The)	5,200	17,820
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	20,000	116,219
Shilpa Medicare Ltd.	774	6,919
Sihuan Pharmaceutical Holdings Group Ltd.	248,000	95,123
Sino Biopharmaceutical Ltd.	250,000	460,912
SSY Group Ltd.	60,165	44,154
Sun Pharma Advanced Research Co. Ltd.*	1,560	11,118
Sun Pharmaceutical Industries Ltd.	59,808	545,293
Tong Ren Tang Technologies Co. Ltd., Class H	17,000	27,299
Torrent Pharmaceuticals Ltd.	2,009	43,033
TTY Biopharm Co. Ltd.	10,686	38,314
Wockhardt Ltd.*	175	2,214
Yuhan Corp.	468	102,115
Yungjin Pharmaceutical Co. Ltd.*	5,316	48,886

		6,336,782

Professional Services - 0.0%(e)
Benefit Systems SA*	98	34,263
Quess Corp. Ltd.*(b)	1,560	24,140
Sporton International, Inc.	2,363	13,337

		71,740

Real Estate Management & Development - 5.9%
Agile Group Holdings Ltd.	164,000	294,390
Aldar Properties PJSC	366,352	228,403
Aliansce Shopping Centers SA*	3,500	20,136

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Amata Corp. PCL	44,900	36,915
AP Thailand PCL, NVDR	1,556,800	439,900
Attacq Ltd.*	22,672	37,043
Ayala Land, Inc.	324,800	280,164
Bangkok Land PCL, NVDR	1,123,200	62,041
Barwa Real Estate Co.	8,732	91,133
Belle Corp.	182,000	13,588
BR Malls Participacoes SA	49,000	198,819
BR Properties SA	4,577	16,013
Bumi Serpong Damai Tbk. PT	499,200	67,860
C C Land Holdings Ltd.*	151,000	34,558
Carnival Group International Holdings Ltd.*	440,000	20,252
Cathay Real Estate Development Co. Ltd.	33,100	18,796
Central China Real Estate Ltd.*	1,080,016	539,908
Central Pattana PCL, NVDR	78,400	207,765
China Aoyuan Property Group Ltd.	144,000	127,588
China Electronics Optics Valley Union Holding Co. Ltd.(b)	5,112,000	457,511
China Evergrande Group*(a)	194,000	641,173
China Jinmao Holdings Group Ltd.	494,000	322,114
China Logistics Property Holdings Co. Ltd.*	59,000	18,858
China Merchants Land Ltd.	2,240,000	441,044
China Oceanwide Holdings Ltd.*	202,000	14,463
China Overseas Grand Oceans Group Ltd.(a)	2,235,500	1,400,501
China Overseas Land & Investment Ltd.	448,000	1,735,535
China Resources Land Ltd.	325,777	1,299,534
China SCE Property Holdings Ltd.	224,000	120,571
China South City Holdings Ltd.	348,000	105,004
China Vanke Co. Ltd., Class H	156,800	767,817
China Vast Industrial Urban Development Co. Ltd.(b)	707,000	357,050
Chong Hong Construction Co. Ltd.	24,000	72,299
CIFI Holdings Group Co. Ltd.	401,149	346,709
Ciputra Development Tbk. PT	597,049	60,648
Corp. Inmobiliaria Vesta SAB de CV	3,700	5,106
Country Garden Holdings Co. Ltd.(a)	376,000	808,587
DAMAC Properties Dubai Co. PJSC	205,520	187,442
DLF Ltd.	19,408	76,315
Dongwon Development Co. Ltd.	66,864	331,236
DoubleDragon Properties Corp.*	42,720	31,811
Eastern & Oriental Bhd.	42,574	15,619
Echo Investment SA	238,038	360,750
Eco World Development Group Bhd.*	141,200	50,716
Eco World International Bhd.*	68,800	19,240
Emaar Malls PJSC	96,296	60,560
Emaar Properties PJSC	193,858	347,278
Ezdan Holding Group QSC	90,724	288,543
Fantasia Holdings Group Co. Ltd.	2,352,000	433,025

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Farglory Land Development Co. Ltd.	29,000	31,989
Filinvest Land, Inc.	16,352,000	596,067
Fullshare Holdings Ltd.*	340,000	160,405
Future Land Development Holdings Ltd.	174,000	170,186
Gemdale Properties & Investment Corp. Ltd.	7,922,000	1,164,784
Globe Trade Centre SA	11,472	33,739
Glorious Property Holdings Ltd.*	86,000	9,676
Godrej Properties Ltd.*	3,326	41,813
Greenland Hong Kong Holdings Ltd.	1,344,000	762,948
Greentown China Holdings Ltd.(a)	85,500	149,105
Grupo GICSA SA de CV*	34,400	19,587
Guangzhou R&F Properties Co. Ltd., Class H	121,600	342,034
Guorui Properties Ltd.(b)	1,232,000	367,011
Hanson International Tbk. PT*	2,409,275	19,975
Highwealth Construction Corp.	112,000	176,000
Hongkong Land Holdings Ltd.	67,200	483,840
Hopson Development Holdings Ltd.	74,000	77,771
Huaku Development Co. Ltd.	391,000	973,962
Huang Hsiang Construction Corp.	224,000	238,253
Hung Sheng Construction Ltd.	742,000	689,925
IGB Corp. Bhd.(c)	17,200	13,106
Iguatemi Empresa de Shopping Centers SA	4,800	65,173
Indiabulls Real Estate Ltd.*	15,184	51,494
IOI Properties Group Bhd.	110,625	56,480
Jiayuan International Group Ltd.*	32,000	31,912
Joy City Property Ltd.	208,000	36,167
Kaisa Group Holdings Ltd.*	276,000	175,732
Kindom Construction Corp.	591,000	453,204
Korea Real Estate Investment & Trust Co. Ltd.	283,360	873,020
KWG Property Holding Ltd.	163,918	277,058
Land & Houses PCL, NVDR	155,700	57,667
Lippo Karawaci Tbk. PT	810,600	33,299
Logan Property Holdings Co. Ltd.	142,000	215,684
Longfor Properties Co. Ltd.	168,000	548,798
LSR Group PJSC	68,170	1,019,529
LVGEM China Real Estate Investment Co. Ltd.	84,000	35,548
Mah Sing Group Bhd.	2,094,400	768,390
MAS Real Estate, Inc.	13,590	28,614
MBK PCL, NVDR	83,200	56,848
Medinet Nasr Housing	16,655	10,591
Megaworld Corp.	585,000	56,447
Metropolitan Kentjana Tbk. PT	10,400	25,867
Mingfa Group International Co. Ltd.*(c)	36,000	8,699
Multiplan Empreendimentos Imobiliarios SA*	7,000	160,337
NEPI Rockcastle plc	31,808	431,027
New Europe Property Investments plc*‡(c)	16,041	—
Oberoi Realty Ltd.	2,997	24,917

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Origin Property PCL	52,600	36,780
Pakuwon Jati Tbk. PT	1,268,300	67,259
Palm Hills Developments SAE*	2,079,952	439,310
Parque Arauco SA	37,296	123,151
Phoenix Mills Ltd. (The)	1,462	15,024
Poly Property Group Co. Ltd.*	71,000	39,306
Powerlong Real Estate Holdings Ltd.	138,000	74,810
Prestige Estates Projects Ltd.	6,656	33,780
Prince Housing & Development Corp.	2,016,000	871,544
Pruksa Holding PCL, NVDR	62,400	48,215
Quality Houses PCL, NVDR	7,302,400	746,094
Radium Life Tech Co. Ltd.*	1,172,000	488,576
Red Star Macalline Group Corp. Ltd., Class H(b)	1,702,400	2,241,876
Redco Group(b)	52,000	23,668
Renhe Commercial Holdings Co. Ltd.*	550,000	14,345
Road King Infrastructure Ltd.	403,000	829,552
Robinsons Land Corp.	81,900	33,367
Ronshine China Holdings Ltd.*(b)	814,500	1,201,738
Ruentex Development Co. Ltd.*	56,000	64,271
Sansiri PCL, NVDR	9,520,000	662,631
Sao Carlos Empreendimentos e Participacoes SA*	2,800	35,993
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	31,200	47,299
Shenzhen Investment Ltd.	368,793	165,030
Shimao Property Holdings Ltd.	127,500	380,636
Shining Building Business Co. Ltd.*	698,400	269,578
Shui On Land Ltd.	448,000	155,797
Singha Estate PCL, NVDR*	77,400	7,957
Sino-Ocean Group Holding Ltd.	339,267	280,646
Sinyi Realty, Inc.	20,105	26,282
SK D&D Co. Ltd.	258	8,009
Skyfame Realty Holdings Ltd.*	32,000	15,915
SM Prime Holdings, Inc.	649,600	467,256
Sobha Ltd.	1,548	13,875
SOHO China Ltd.(a)	104,000	61,830
SP Setia Bhd. Group	52,000	41,491
Summarecon Agung Tbk. PT	433,400	36,256
Sunac China Holdings Ltd.(a)	120,000	576,108
Sunway Bhd.	100,235	45,518
Supalai PCL, NVDR	48,600	36,465
Talaat Moustafa Group	51,370	28,012
Tian An China Investment Co. Ltd.*	946,000	661,593
Times Property Holdings Ltd.	66,000	81,936
Tomson Group Ltd.	1,444,000	718,174
Top Spring International Holdings Ltd.	612,500	294,447
UEM Sunrise Bhd.*	71,900	20,845
United Development Co. QSC	293,834	1,371,925
UOA Development Bhd.	16,500	10,625
Vista Land & Lifescapes, Inc.	8,512,000	1,159,822
WHA Corp. PCL, NVDR	394,090	53,099

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Wuzhou International Holdings Ltd.*	2,240,000	249,161
Yuexiu Property Co. Ltd.	672,000	144,341
Yuzhou Properties Co. Ltd.	181,000	133,758
Zall Group Ltd.*	166,000	217,755
Zhong An Real Estate Ltd.*	4,144,000	407,965

		42,217,705

Road & Rail - 0.1%
Blue Bird Tbk. PT	30,900	7,893
BTS Group Holdings PCL, NVDR	230,440	59,229
CAR, Inc.*(a)	42,000	34,850
CJ Logistics Corp.*	416	56,487
Container Corp. of India Ltd.	4,928	107,720
Cosan Logistica SA*	4,018	12,713
Guangshen Railway Co. Ltd., Class H	30,000	20,099
Localiza Rent a Car SA*	27,260	221,905
PKP Cargo SA*	1,103	20,026
Rumo SA*	56,000	252,331

		793,253

Semiconductors & Semiconductor Equipment - 3.7%
A-DATA Technology Co. Ltd.	11,000	27,136
Advanced Process Systems Corp.*	430	14,214
Advanced Semiconductor Engineering, Inc.	390,840	555,172
Advanced Wireless Semiconductor Co.	14,000	34,825
Ardentec Corp.	700,720	922,016
ASMedia Technology, Inc.	2,104	25,736
ASPEED Technology, Inc.	1,000	26,282
Chipbond Technology Corp.	35,000	80,939
ChipMOS TECHNOLOGIES, Inc.	21,000	19,202
Darwin Precisions Corp.	11,000	13,568
DB HiTek Co. Ltd.	61,152	847,544
Elan Microelectronics Corp.	18,000	28,533
Elite Advanced Laser Corp.	3,600	15,934
Elite Semiconductor Memory Technology, Inc.	12,000	18,384
eMemory Technology, Inc.	3,000	42,717
Eo Technics Co. Ltd.*	390	33,965
Epistar Corp.*	58,000	102,685
Eugene Technology Co. Ltd.	344	7,184
Everlight Electronics Co. Ltd.	49,000	77,000
Faraday Technology Corp.	16,000	44,906
FocalTech Systems Co. Ltd.	475,000	491,371
Foxsemicon Integrated Technology, Inc.	1,050	9,367
GCL-Poly Energy Holdings Ltd.*(a)	1,456,000	251,309
Gigasolar Materials Corp.	1,380	10,985
Gintech Energy Corp.*	909,337	545,998
Global Unichip Corp.	5,000	61,673
Globalwafers Co. Ltd.	11,000	168,328
Greatek Electronics, Inc.	24,000	46,690
Hanmi Semiconductor Co. Ltd.	1,248	13,849
Holtek Semiconductor, Inc.	7,000	18,830
Hua Hong Semiconductor Ltd.(b)	20,000	39,941

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Innox Advanced Materials Co. Ltd.*	520	34,428
Jusung Engineering Co. Ltd.*	774	9,459
King Yuan Electronics Co. Ltd.	142,000	146,894
Kinsus Interconnect Technology Corp.	32,000	55,336
Koh Young Technology, Inc.	416	36,658
Land Mark Optoelectronics Corp.	2,000	25,390
LEENO Industrial, Inc.	416	23,842
Lextar Electronics Corp.*	12,000	9,984
Macronix International*	89,000	139,552
MediaTek, Inc.	86,000	882,263
Motech Industries, Inc.*	808,115	628,015
Nanya Technology Corp.	37,000	100,798
Neo Solar Power Corp.*	42,000	20,030
Novatek Microelectronics Corp.	31,000	130,295
Pan Jit International, Inc.*	525,000	656,576
Panda Green Energy Group Ltd.*	172,000	20,232
Parade Technologies Ltd.	3,400	71,160
Phison Electronics Corp.	6,000	61,347
Pixart Imaging, Inc.	5,000	23,760
Powertech Technology, Inc.	43,000	139,864
PSK, Inc.*	23,632	542,196
Radiant Opto-Electronics Corp.	48,330	122,709
Realtek Semiconductor Corp.*	26,070	104,207
SDI Corp.	12,000	30,797
Semiconductor Manufacturing International Corp.*(a)	182,000	263,874
Seoul Semiconductor Co. Ltd.	1,370	31,432
Sigurd Microelectronics Corp.	528,000	658,517
Silergy Corp.	4,000	85,365
Silicon Works Co. Ltd.	416	20,920
Siliconware Precision Industries Co. Ltd.	126,000	217,886
Sino-American Silicon Products, Inc.*	27,000	94,028
Sitronix Technology Corp.	187,000	557,558
SK Hynix, Inc.	68,656	4,725,585
Taiwan Semiconductor Co. Ltd.	9,000	22,264
Taiwan Semiconductor Manufacturing Co. Ltd.	1,031,000	9,020,432
Taiwan Surface Mounting Technology Corp.	451,000	471,186
TES Co. Ltd.	430	14,114
Tokai Carbon Korea Co. Ltd.	86	5,637
Topco Scientific Co. Ltd.	263,085	803,368
Toptec Co. Ltd.*	526	13,423
Unisem M Bhd.	17,200	13,327
United Microelectronics Corp.	672,000	328,558
Vanguard International Semiconductor Corp.	47,000	106,109
Visual Photonics Epitaxy Co. Ltd.	6,000	24,189
Wafer Works Corp.*	16,000	26,351
Win Semiconductors Corp.	17,961	160,842
Winbond Electronics Corp.	167,050	135,552
Wonik Holdings Co. Ltd.*	1,768	12,848
WONIK IPS Co. Ltd.*	946	29,190
XinTec, Inc.*	6,000	15,954
Xinyi Solar Holdings Ltd.	528,000	243,024

		26,713,608

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - 0.5%
Asseco Poland SA	127,008	1,770,840
CD Projekt SA	3,808	132,563
Com2uSCorp	520	70,950
Cyient Ltd.	764	7,710
DoubleUGames Co. Ltd.	312	17,940
Douzone Bizon Co. Ltd.	669	30,009
Gamania Digital Entertainment Co. Ltd.*	6,000	17,107
G-treeBNT Co. Ltd.*	525	20,649
International Games System Co. Ltd.	3,000	16,881
Kingdee International Software Group Co. Ltd.*	66,000	42,951
Kingsoft Corp. Ltd.	54,000	184,684
Linx SA	6,200	41,504
NCSoft Corp.	961	397,773
NetDragon Websoft Holdings Ltd.	4,500	12,197
Netmarble Games Corp.(b)	2,240	364,995
NHN Entertainment Corp.*	624	48,326
Oracle Financial Services Software Ltd.	883	58,067
PearlAbyss Corp.*	312	73,395
Soft-World International Corp.	5,000	12,455
Tata Elxsi Ltd.	516	8,598
TOTVS SA*	7,600	77,993
Webzen, Inc.*	474	13,205
WeMade Entertainment Co. Ltd.	723	38,051
XPEC Entertainment, Inc.*‡(c)	14,800	—

		3,458,843

Specialty Retail - 1.3%
Ace Hardware Indonesia Tbk. PT	384,800	38,800
Beauty Community PCL, NVDR	114,400	81,088
Bermaz Auto Bhd.	20,800	11,954
Cashbuild Ltd.	1,168	44,266
China Harmony New Energy Auto Holding Ltd.*(a)	1,255,000	924,228
China Yongda Automobiles Services Holdings Ltd.	85,500	104,396
China ZhengTong Auto Services Holdings Ltd.	112,000	113,984
Cia Hering	4,800	33,875
Detsky Mir PJSC(b)	603,120	991,511
FF Group*	3,536	84,928
Foschini Group Ltd. (The)	12,320	200,824
GOME Retail Holdings Ltd.(a)	623,447	78,913
Grand Baoxin Auto Group Ltd.*	1,543,000	696,391
Home Product Center PCL, NVDR	235,200	106,636
Hotai Motor Co. Ltd.	18,000	234,376
Hotel Shilla Co. Ltd.	1,600	139,345
Italtile Ltd.	811,888	940,180
JUMBO SA	5,712	113,282
LOTTE Himart Co. Ltd.	936	67,493
M.Video PJSC*	2,600	18,507
Mr Price Group Ltd.	14,448	348,005
Padini Holdings Bhd.	17,200	22,461

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
PC Jeweller Ltd.	6,552	49,997
Pou Sheng International Holdings Ltd.(a)	3,360,000	841,992
Praxis Home Retail Ltd.*	206	923
PTG Energy PCL, NVDR	26,300	17,970
Seobu T&D*	475	5,338
Siam Global House PCL, NVDR	56,030	30,412
Super Group Ltd.*	629,552	2,377,969
Truworths International Ltd.	24,416	201,517
Via Varejo SA*	5,700	48,812
Zhongsheng Group Holdings Ltd.(a)	71,500	179,722

		9,150,095

Technology Hardware, Storage & Peripherals - 5.8%
Acer, Inc.*	177,858	168,732
Adlink Technology, Inc.	6,223	13,238
Advantech Co. Ltd.	20,220	158,177
Asia Vital Components Co. Ltd.	474,000	503,347
Asustek Computer, Inc.	78,000	752,020
Casetek Holdings Ltd.	16,000	59,014
Catcher Technology Co. Ltd.	43,000	492,769
Chicony Electronics Co. Ltd.	67,654	178,272
Clevo Co.	66,322	64,398
CMC Magnetics Corp.*	2,730,301	455,277
Compal Electronics, Inc.	493,000	367,058
Coolpad Group Ltd.*(c)	326,000	30,010
Elitegroup Computer Systems Co. Ltd.*	560,000	359,301
Ennoconn Corp.	2,000	32,595
Foxconn Technology Co. Ltd.	52,000	148,798
Getac Technology Corp.	44,000	65,595
Gigabyte Technology Co. Ltd.	56,000	139,685
HTC Corp.*	34,000	82,826
Inventec Corp.	345,000	281,724
Legend Holdings Corp., Class H(b)	604,800	2,188,321
Lenovo Group Ltd.(a)	360,000	207,583
Lite-On Technology Corp.	250,000	367,124
Meitu, Inc.*(b)	82,500	114,761
Micro-Star International Co. Ltd.	77,000	254,417
Mitac Holdings Corp.	71,676	83,491
Pegatron Corp.	254,000	688,477
Primax Electronics Ltd.	23,000	65,183
Qisda Corp.	181,000	131,967
Quanta Computer, Inc.	336,000	732,051
Quanta Storage, Inc.	336,000	368,908
Ritek Corp.*	104,000	19,983
Samsung Electronics Co. Ltd.	11,706	27,350,723
Samsung Electronics Co. Ltd. (Preference)	1,758	3,472,044
Sindoh Co. Ltd.	9,072	603,186
Transcend Information, Inc.*	7,000	20,247
Wistron Corp.	336,000	282,445

		41,303,747

Textiles, Apparel & Luxury Goods - 2.0%
361 Degrees International Ltd.	1,008,000	367,298
Aditya Birla Fashion and Retail Ltd.*	6,536	16,755

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Aksa Akrilik Kimya Sanayii A/S	126,896	506,041
Alpargatas SA (Preference)*	5,900	29,771
ANTA Sports Products Ltd.	60,000	289,205
Arezzo Industria e Comercio SA	1,600	30,197
Arvind Ltd.	7,361	47,838
Bata India Ltd.	2,024	22,465
Bosideng International Holdings Ltd.	6,272,000	577,366
CCC SA	1,680	145,100
China Dongxiang Group Co. Ltd.	5,712,000	1,161,176
De Licacy Industrial Co. Ltd.	13,339	11,487
Eclat Textile Co. Ltd.	12,698	127,435
F&F Co. Ltd.	10,528	455,489
Feng TAY Enterprise Co. Ltd.	21,122	100,010
Fila Korea Ltd.*	16,576	1,341,168
Formosa Taffeta Co. Ltd.	33,000	36,741
Fuguiniao Co. Ltd., Class H*(c)	334,800	166,085
Fulgent Sun International Holding Co. Ltd.	2,000	4,934
Grendene SA	6,274	57,947
Guararapes Confeccoes SA*	300	14,957
Handsome Co. Ltd.	23,072	698,955
Hansae Co. Ltd.	1,034	26,435
HengTen Networks Group Ltd.*	1,032,000	47,500
HS Industries Co. Ltd.*	63,056	572,780
Hwaseung Enterprise Co. Ltd.*	15,008	370,334
Lao Feng Xiang Co. Ltd., Class B	347,200	1,306,861
LF Corp.	32,816	1,052,534
Li Ning Co. Ltd.*	95,500	76,923
LPP SA	78	227,759
Makalot Industrial Co. Ltd.	7,650	34,778
Nan Liu Enterprise Co. Ltd.	2,000	11,117
Nishat Mills Ltd.	291,200	447,913
Page Industries Ltd.	336	113,365
Pou Chen Corp.	293,000	394,078
Quang Viet Enterprise Co. Ltd.	4,000	18,528
Rajesh Exports Ltd.	8,288	107,040
Raymond Ltd.	2,176	35,912
Relaxo Footwears Ltd.*	1,352	13,225
Ruentex Industries Ltd.*	34,000	60,078
Shenzhou International Group Holdings Ltd.	38,000	392,318
SRF Ltd.	774	21,703
Tainan Spinning Co. Ltd.	48,555	22,990
Taiwan Paiho Ltd.	11,000	37,930
Texhong Textile Group Ltd.	419,500	589,980
Titan Co. Ltd.	17,584	240,397
Vardhman Textiles Ltd.	23,520	479,765
Welspun India Ltd.	11,024	11,968
Xtep International Holdings Ltd.	1,568,000	711,684
Youngone Corp.	1,248	37,282
Youngone Holdings Co. Ltd.*	8,848	466,491

		14,138,088

Thrifts & Mortgage Finance - 0.5%
Dewan Housing Finance Corp. Ltd.	9,744	89,192
GRUH Finance Ltd.	3,082	28,340

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Thrifts & Mortgage Finance - (continued)
Housing Development Finance Corp. Ltd.	87,808	2,700,765
Indiabulls Housing Finance Ltd.	18,032	394,342
LIC Housing Finance Ltd.	14,224	119,633
Malaysia Building Society Bhd.	89,915	26,990
PNB Housing Finance Ltd.(b)	860	17,539

		3,376,801

Tobacco - 0.3%
British American Tobacco Malaysia Bhd.	5,900	51,738
Eastern Tobacco	2,184	57,231
Godfrey Phillips India Ltd.	22,159	321,461
Gudang Garam Tbk. PT	23,600	142,867
ITC Ltd.	159,712	681,498
KT&G Corp.	7,056	703,717

		1,958,512

Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	15,288	51,245
AKR Corporindo Tbk. PT	71,700	33,337
Barloworld Ltd.	25,088	356,615
BOC Aviation Ltd.(b)	24,500	144,091
China Aircraft Leasing Group Holdings Ltd.(b)	460,000	483,440
CITIC Resources Holdings Ltd.	126,000	13,854
Ferreycorp SAA	1,719,536	1,385,428
International Business Settlement Holdings Ltd.*	330,000	19,619
LG International Corp.	4,928	138,216
Posco Daewoo Corp.	6,160	139,023
SK Networks Co. Ltd.	5,892	35,865

		2,800,733

Transportation Infrastructure - 1.0%
Adani Ports & Special Economic Zone Ltd.	44,688	301,310
Airports of Thailand PCL	54,000	120,259
Airports of Thailand PCL, NVDR	181,200	404,981
Bangkok Aviation Fuel Services PCL, NVDR	18,800	26,411
Bangkok Expressway & Metro PCL, NVDR	425,600	105,313
Beijing Capital International Airport Co. Ltd., Class H	74,000	112,209
CCR SA	67,200	332,504
China Merchants Port Holdings Co. Ltd.	65,393	173,067
COSCO SHIPPING Ports Ltd.	87,376	91,493
Dalian Port PDA Co. Ltd., Class H	3,136,000	581,376
DP World Ltd.	9,744	258,313
EcoRodovias Infraestrutura e Logistica SA	14,880	53,516
Grupo Aeroportuario del Centro Norte SAB de CV	17,200	87,930
Grupo Aeroportuario del Pacifico SAB de CV, Class B	19,800	207,356
Grupo Aeroportuario del Sureste SAB de CV, Class B	11,760	229,251
Gujarat Pipavav Port Ltd.	20,884	47,315

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Hopewell Highway Infrastructure Ltd.	52,000	31,912
International Container Terminal Services, Inc.	39,850	88,167
Jasa Marga Persero Tbk. PT	88,423	37,645
Jiangsu Expressway Co. Ltd., Class H	62,000	95,599
Lingkaran Trans Kota Holdings Bhd.	17,200	25,329
Malaysia Airports Holdings Bhd.	31,200	72,442
Novorossiysk Commercial Sea Port PJSC	289,596	45,009
OHL Mexico SAB de CV	26,500	45,139
Promotora y Operadora de Infraestructura SAB de CV	11,200	114,996
Promotora y Operadora de Infraestructura SAB de CV, Class L	2,300	18,101
Shenzhen Expressway Co. Ltd., Class H	1,186,000	1,246,434
Shenzhen International Holdings Ltd.	107,751	218,493
Sociedad Matriz SAAM SA	160,160	17,717
Taiwan High Speed Rail Corp.	126,000	103,107
TAV Havalimanlari Holding A/S	19,936	117,658
Tianjin Port Development Holdings Ltd.	2,688,000	415,841
Westports Holdings Bhd.	61,600	55,314
Yuexiu Transport Infrastructure Ltd.	1,120,000	823,377
Zhejiang Expressway Co. Ltd., Class H	158,000	187,060

		6,891,944

Water Utilities - 0.6%
Aguas Andinas SA, Class A	154,224	104,145
Beijing Enterprises Water Group Ltd.	272,000	195,790
China Everbright Water Ltd.	42,900	15,401
China Water Affairs Group Ltd.	1,484,000	1,400,242
Cia de Saneamento Basico do Estado de Sao Paulo*	39,700	456,049
Cia de Saneamento de Minas Gerais-COPASA	105,000	1,495,287
Cia de Saneamento do Parana (Preference)	33,600	112,568
CT Environmental Group Ltd.	192,000	37,313
Guangdong Investment Ltd.	148,000	220,256
Inversiones Aguas Metropolitanas SA	11,208	21,882
Manila Water Co., Inc.	33,800	18,646
SIIC Environment Holdings Ltd.	89,300	36,833
TTW PCL, NVDR	68,000	28,659

		4,143,071

Wireless Telecommunication Services - 1.6%
Advanced Info Service PCL, NVDR	60,300	370,618
Almendral SA	1,529,696	137,154

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Wireless Telecommunication Services - (continued)
America Movil SAB de CV, Series L	1,288,000	1,208,908
Axiata Group Bhd.	174,782	255,150
Bharti Airtel Ltd.	62,384	431,415
China Mobile Ltd.	310,117	3,275,053
DiGi.Com Bhd.	134,400	170,683
Empresa Nacional de Telecomunicaciones SA	5,699	68,467
Far EasTone Telecommunications Co. Ltd.	82,000	213,824
Global Telecom Holding SAE*	105,267	40,533
Globe Telecom, Inc.	1,560	57,778
Ground International Development Ltd.*	150,000	34,904
Idea Cellular Ltd.*	163,256	238,966
Indosat Tbk. PT	68,800	28,392
Intouch Holdings PCL, NVDR	89,600	164,495
Maxis Bhd.	78,400	122,294
MegaFon PJSC	14,224	134,337
Mobile TeleSystems PJSC	120,736	663,052
MTN Group Ltd.	104,048	1,151,440
PLAY Communications SA*(b)	15,232	155,419
PLDT, Inc.	5,040	154,147
Sarana Menara Nusantara Tbk. PT	380,800	105,521
Sistema PJSC FC	389,961	84,554
SK Telecom Co. Ltd.	4,704	1,169,557
Taiwan Mobile Co. Ltd.	82,000	313,702
TIM Participacoes SA*	44,800	190,972
Total Access Communication PCL, NVDR*	41,600	65,415
Tower Bersama Infrastructure Tbk. PT	81,300	37,345
Turkcell Iletisim Hizmetleri A/S	51,968	216,245
Vodacom Group Ltd.	25,984	357,796
Vodafone Qatar QSC*	20,384	39,469
XL Axiata Tbk. PT*	149,675	33,426

		11,691,031

TOTAL COMMON STOCKS (Cost $552,210,923)		713,312,469

	Number of Rights
RIGHTS - 0.0%(e)
Capital Markets - 0.0%(e)
Mirae Asset Daewoo Co. Ltd., expiring 2/22/2018, price 5,000.00 KRW*(c)	4,278	25,039

Machinery - 0.0%(e)
Hyundai Heavy Industries Co. Ltd., expiring 3/9/2018, price 106,000.00 KRW*(c)	217	6,706

Investments	Number of Rights		Value ($)
RIGHTS - (continued)
Metals & Mining - 0.0%(e)
Tata Steel Ltd., expiring 2/28/2018, price 615.00 INR*‡(c)		976	—
Tata Steel Ltd., expiring 2/28/2018, price 510.00 INR*(c)		1,953	5,987

			5,987

Pharmaceuticals - 0.0%(e)
Piramal Enterprises Ltd., expiring 2/26/2018, price 2,380.00 INR*(c)		189	1,079

Real Estate Management & Development - 0.0%(e)
Agile Group Holdings Ltd., expiring 2/2/2018, price 12.30 HKD*‡(c)		3,280	—
Robinsons Land Corp., expiring 2/9/2018, price 18.20 PHP*(c)		22,006	1,158

			1,158

Technology Hardware, Storage & Peripherals - 0.0%(e)
Casetek Holdings Ltd., expiring 2/5/2018, price 92.00 TWD*(c)		1,875	997

TOTAL RIGHTS (Cost $—)			40,966

	Principal Amount ($)
CORPORATE BONDS - 0.0%(e)
Independent Power and Renewable Electricity Producers - 0.0%(e)
NTPC Ltd. Series 54, 8.49%, 3/25/2025 (Cost $—)	INR	49,126	10,899

CONVERTIBLE PREFERRED STOCKS - 0.0%(e)
Chemicals - 0.0%(e)
UPL Ltd. Series Q2, 5.00%, 2/8/2018(c) (Cost $474)	INR	3,330	825

SECURITIES LENDING REINVESTMENTS(f) - 0.2%
REPURCHASE AGREEMENTS - 0.2%
Citigroup Global Markets, Inc., 1.60%, dated 1/31/2018, due 2/1/2018, repurchase price $300,013, collateralized by various Common Stocks; total market value $330,366		300,000	300,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - (continued)
REPURCHASE AGREEMENTS - (continued)
Citigroup Global Markets, Inc., 1.33%, dated 1/31/2018, due 2/1/2018, repurchase price $958,177, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 3.63%, maturing 7/5/2018 - 3/31/2020; total market value $974,228	958,141	958,141

		1,258,141

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $1,258,141)		1,258,141

Total Investments — 99.8% (Cost $553,469,538)		714,623,300
Other Assets Less Liabilities — 0.2%		1,238,788

Net Assets — 100.0%		715,862,088

*	Non-income producing security.
^	Security subject to restrictions on resale.
‡	Value determined using significant unobservable inputs.
(a)

The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $12,586,254, collateralized in the form of cash with a value of $1,258,141 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,044,735 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 15, 2018 – May 15, 2047 and $11,196,555 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 23, 2018 – September 20, 2117; a total value of $13,499,431.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2018 amounted to $643,399, which represents approximately 0.09% of net assets of the Fund.

(d)	Amount less than one dollar.
(e)	Represents less than 0.05% of net assets.
(f)	The security was purchased with cash collateral held from securities on loan at January 31, 2018. The total value of securities purchased was $1,258,141.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PHP	Philippine Peso
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
TWD	Taiwan Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	38	03/16/2018	USD	$2,389,820	$182,335

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
BRL*	373,972	Goldman Sachs & Co.	USD	111,034	03/21/2018	$6,488
INR*	11,613,060	Morgan Stanley	USD	180,000	03/21/2018	1,524
RUB*	6,967,212	Morgan Stanley	USD	116,996	03/21/2018	6,081
TWD*	4,745,760	JPMorgan Chase Bank	USD	160,000	03/21/2018	3,183
USD	520,000	Citibank NA	HKD	4,061,420	03/21/2018	163

Total unrealized appreciation						$17,439

HKD	4,950,647	Morgan Stanley	USD	635,217	03/21/2018	$(1,565)
USD	170,000	Morgan Stanley	BRL*	564,672	03/21/2018	(7,449)
USD	152,660	Toronto-Dominion Bank (The)	INR*	9,901,893	03/21/2018	(2,116)
USD	800,000	Toronto-Dominion Bank (The)	KRW*	859,152,000	03/21/2018	(5,164)
USD	150,000	Goldman Sachs & Co.	RUB*	8,909,078	03/21/2018	(7,380)
USD	121,733	BNP Paribas SA	TWD*	3,620,463	03/21/2018	(2,757)

Total unrealized depreciation						$(26,431)

Net unrealized depreciation						$(8,992)

*	Non-deliverable forward.

Abbreviations:

BRL — Brazilian Real

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — Korean Won

RUB — Russian Ruble

TWD — Taiwan Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

January 31, 2018 (Unaudited)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2018:

Brazil	6.1%
Chile	0.9
China	28.0
Colombia	0.7
Czech Republic	0.1
Egypt	0.3
Greece	0.6
Hungary	0.2
India	6.8
Indonesia	1.9
Malaysia	1.8
Mexico	2.0
Pakistan	0.7
Peru	0.4
Philippines	1.5
Poland	1.3
Qatar	0.8
Russia	4.2
South Africa	6.6
South Korea	18.8
Taiwan	12.2
Thailand	2.0
Turkey	1.1
United Arab Emirates	0.6
Other[1]	0.4

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 101.8%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund(a) (Cost $15,855,544)	268,424	19,412,424

Total Investments — 101.8% (Cost $15,855,544)		19,412,424
Liabilities Less Other Assets — (1.8%)		(340,998)

Net Assets — 100.0%		19,071,426

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investment in a company which was affiliated for the period ending January 31, 2018, was as follows:

Security	Value October 31, 2017	Purchases at Cost	Sales Proceeds	Shares January 31, 2018	Value January 31, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$18,799,687	$831,742	$1,454,841	268,424	$19,412,424	$1,046,262	$206,194	$189,574

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	57,000	JPMorgan Chase Bank	USD	45,561	02/21/2018	$591
CAD	82,000	Bank of Montreal	USD	65,600	02/21/2018	1,252
CHF	38,000	Bank of Montreal	USD	39,528	02/21/2018	1,405
DKK	55,000	Societe Generale	USD	9,045	02/21/2018	172
EUR	166,000	JPMorgan Chase Bank	USD	203,160	02/21/2018	3,868
GBP	89,000	Bank of Montreal	USD	123,475	02/21/2018	3,171
ILS	27,000	BNP Paribas SA	USD	7,911	02/21/2018	13
JPY	22,972,000	Bank of Montreal	USD	207,632	02/21/2018	3,023
NOK	64,000	Toronto-Dominion Bank (The)	USD	8,140	02/21/2018	202
NZD	4,000	JPMorgan Chase Bank	USD	2,911	02/21/2018	49
SEK	177,000	Morgan Stanley	USD	22,031	02/21/2018	530
SGD	12,000	Toronto-Dominion Bank (The)	USD	9,091	02/21/2018	78
USD	598,908	Bank of Montreal	HKD	4,679,000	02/21/2018	423

Total unrealized appreciation						$14,777

HKD	179,000	Toronto-Dominion Bank (The)	USD	22,917	02/21/2018	$(22)
USD	1,184,748	Toronto-Dominion Bank (The)	AUD	1,481,000	02/21/2018	(14,386)
USD	1,717,381	Toronto-Dominion Bank (The)	CAD	2,138,000	02/21/2018	(25,658)
USD	1,033,577	Toronto-Dominion Bank (The)	CHF	992,000	02/21/2018	(34,989)
USD	236,751	Toronto-Dominion Bank (The)	DKK	1,439,000	02/21/2018	(4,408)
USD	5,322,910	Toronto-Dominion Bank (The)	EUR	4,347,000	02/21/2018	(98,486)
USD	3,225,047	Toronto-Dominion Bank (The)	GBP	2,327,000	02/21/2018	(86,253)
USD	204,679	Bank of Montreal	ILS	699,000	02/21/2018	(464)
USD	5,437,788	Toronto-Dominion Bank (The)	JPY	600,763,000	02/21/2018	(71,247)
USD	213,039	Toronto-Dominion Bank (The)	NOK	1,672,000	02/21/2018	(4,892)
USD	85,138	Toronto-Dominion Bank (The)	NZD	117,000	02/21/2018	(1,433)
USD	575,787	Toronto-Dominion Bank (The)	SEK	4,620,000	02/21/2018	(13,107)
USD	246,952	Bank of Montreal	SGD	326,000	02/21/2018	(2,142)

Total unrealized depreciation						$(357,487)

Net unrealized depreciation						$(342,710)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 99.9%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund(a) (Cost $29,650,494)	662,896	42,475,061

Total Investments — 99.9% (Cost $29,650,494)		42,475,061
Other Assets Less Liabilities — 0.1%		50,962

Net Assets — 100.0%		42,526,023

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

The FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Investment in a company which was affiliated for the period ending January 31, 2018, was as follows:

Security	Value October 31, 2017	Purchases at Cost	Sales Proceeds	Shares January 31, 2018	Value January 31, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$41,185,996	$—	$2,959,683	662,896	$42,475,061	$3,580,052	$255,202	$668,696

Futures Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Long Contracts
MSCI Emerging Markets E-Mini Index	4	03/16/2018	USD	$251,560	$26,742

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following outstanding contracts as of January 31, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	11,407,280	Bank of Montreal	HKD	89,120,000	02/21/2018	$8,056
USD	814,428	Goldman Sachs & Co.	IDR*	10,868,540,000	02/22/2018	3,733
USD	7,919,992	Toronto-Dominion Bank (The)	KRW*	8,452,770,000	02/22/2018	2,494
USD	650,791	Goldman Sachs & Co.	PHP*	33,040,000	02/22/2018	7,256

Total unrealized appreciation						$21,539

USD	220,410	Toronto-Dominion Bank (The)	EUR	180,000	02/21/2018	$(4,078)
USD	836,765	Bank of Montreal	MXN	15,630,000	02/21/2018	(1,991)
USD	565,477	Bank of Montreal	PLN	1,930,000	02/21/2018	(13,791)
USD	843,810	BNP Paribas SA	THB	26,860,000	02/21/2018	(14,126)
USD	455,707	Bank of Montreal	TRY	1,750,000	02/21/2018	(8,302)
USD	2,775,717	Bank of Montreal	ZAR	34,100,000	02/21/2018	(88,391)
USD	2,441,653	BNP Paribas SA	BRL*	7,860,000	02/22/2018	(35,042)
USD	393,089	Goldman Sachs & Co.	CLP*	239,110,000	02/22/2018	(4,530)
USD	2,934,711	BNP Paribas SA	INR*	187,960,000	02/22/2018	(13,123)
USD	736,119	Goldman Sachs & Co.	MYR*	2,900,000	02/22/2018	(7,283)
USD	1,779,470	Goldman Sachs & Co.	RUB*	101,350,000	02/22/2018	(17,415)
USD	5,278,619	Morgan Stanley	TWD*	154,350,000	02/23/2018	(21,661)

Total unrealized depreciation						$(229,733)

Net unrealized depreciation						$(208,194)

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

January 31, 2018 (Unaudited)

Abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

EUR — Euro

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PLN — Polish Zloty

RUB — Russian Ruble

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.4%
Aerospace & Defense - 3.0%
Boeing Co. (The)	2,610	924,906
Spirit AeroSystems Holdings, Inc., Class A	2,475	253,341

		1,178,247

Airlines - 1.0%
Delta Air Lines, Inc.	3,780	214,591
JetBlue Airways Corp.*	8,325	173,659

		388,250

Auto Components - 0.5%
Lear Corp.	1,080	208,591

Banks - 6.8%
Bank of America Corp.	29,295	937,440
Citigroup, Inc.	10,530	826,394
Fifth Third Bancorp	7,200	238,320
JPMorgan Chase & Co.	1,080	124,924
PNC Financial Services Group, Inc. (The)	3,600	568,872

		2,695,950

Beverages - 0.1%
Brown-Forman Corp., Class A	405	27,945

Biotechnology - 0.9%
Amgen, Inc.	1,980	368,379

Building Products - 0.5%
Owens Corning	2,205	204,999

Capital Markets - 5.2%
Ameriprise Financial, Inc.	1,440	242,928
Goldman Sachs Group, Inc. (The)	2,385	638,918
Morgan Stanley	10,440	590,382
MSCI, Inc.	1,440	200,491
S&P Global, Inc.	270	48,897
State Street Corp.	1,845	203,264
T. Rowe Price Group, Inc.	1,080	120,560

		2,045,440

Chemicals - 1.8%
Celanese Corp., Series A	1,755	189,821
LyondellBasell Industries NV, Class A	2,565	307,389
Westlake Chemical Corp.	1,980	222,948

		720,158

Communications Equipment - 2.1%
Cisco Systems, Inc.	19,665	816,884

Consumer Finance - 2.7%
Ally Financial, Inc.	8,055	239,797
American Express Co.	4,410	438,354
Capital One Financial Corp.	3,690	383,613

		1,061,764

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc., Class B*	630	135,059

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	9,945	372,440

Electric Utilities - 2.1%
Edison International	2,700	168,831
Exelon Corp.	7,245	279,005
FirstEnergy Corp.	5,940	195,426
PG&E Corp.	4,275	181,388

		824,650

Electrical Equipment - 0.7%
Eaton Corp. plc	3,150	264,506

Electronic Equipment, Instruments & Components - 1.2%
Arrow Electronics, Inc.*	2,655	215,957
TE Connectivity Ltd.	2,475	253,762

		469,719

Equity Real Estate Investment Trusts (REITs) - 3.5%
AvalonBay Communities, Inc.	990	168,696
Duke Realty Corp.	7,020	185,398
Equity Residential	2,745	169,120
Essex Property Trust, Inc.	855	199,198
Host Hotels & Resorts, Inc.	9,990	207,392
Prologis, Inc.	3,825	249,046
Ventas, Inc.	3,555	198,973

		1,377,823

Food & Staples Retailing - 3.8%
CVS Health Corp.	7,875	619,684
Walgreens Boots Alliance, Inc.	1,575	118,534
Walmart, Inc.	7,065	753,129

		1,491,347

Food Products - 2.5%
Archer-Daniels-Midland Co.	5,355	229,997
Conagra Brands, Inc.	4,950	188,100
Ingredion, Inc.	810	116,348
JM Smucker Co. (The)	1,755	222,692
Tyson Foods, Inc., Class A	2,925	222,622

		979,759

Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	3,870	278,756
Danaher Corp.	4,545	460,318
Varian Medical Systems, Inc.*	1,800	229,500

		968,574

Health Care Providers & Services - 4.8%
Anthem, Inc.	1,980	490,743
Cigna Corp.	1,215	253,145
Express Scripts Holding Co.*	4,095	324,242
Humana, Inc.	1,080	304,377
UnitedHealth Group, Inc.	2,160	511,445

		1,883,952

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	2,115	202,723
Hilton Worldwide Holdings, Inc.	405	34,688
Royal Caribbean Cruises Ltd.	1,710	228,371
Yum Brands, Inc.	2,655	224,586

		690,368

Household Durables - 1.5%
DR Horton, Inc.	4,635	227,347
NVR, Inc.*	56	177,978
PulteGroup, Inc.	6,480	206,258

		611,583

Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	5,985	155,670

Industrial Conglomerates - 0.1%
3M Co.	135	33,818

Insurance - 2.2%
Athene Holding Ltd., Class A*	3,735	187,348
Lincoln National Corp.	2,700	223,560
Loews Corp.	4,005	206,858
Reinsurance Group of America, Inc.	630	98,690
Unum Group	2,655	141,219

		857,675

Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.*	225	326,450

Internet Software & Services - 2.9%
Alphabet, Inc., Class A*	45	53,200
Alphabet, Inc., Class C*	315	368,531
eBay, Inc.*	7,155	290,350
Facebook, Inc., Class A*	1,260	235,481
IAC/InterActiveCorp*	135	19,571
VeriSign, Inc.*	1,710	196,513

		1,163,646

IT Services - 3.6%
Amdocs Ltd.	810	55,404
Cognizant Technology Solutions Corp., Class A	4,230	329,855
International Business Machines Corp.	3,645	596,687
Leidos Holdings, Inc.	3,285	218,781
Total System Services, Inc.	2,475	219,928

		1,420,655

Machinery - 3.8%
Caterpillar, Inc.	2,655	432,181
Cummins, Inc.	1,395	262,260
Illinois Tool Works, Inc.	2,385	414,203
Ingersoll-Rand plc	2,070	195,884
Pentair plc	2,880	205,920

		1,510,448

Media - 1.0%
Discovery Communications, Inc., Class A*	3,690	92,508
Discovery Communications, Inc., Class C*	3,690	88,044
News Corp., Class A	12,240	209,426

		389,978

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - 1.6%
Freeport-McMoRan, Inc.*	15,435	300,983
Newmont Mining Corp.	2,565	103,908
Nucor Corp.	3,150	210,924

		615,815

Multiline Retail - 1.4%
Dollar Tree, Inc.*	2,250	258,750
Target Corp.	3,690	277,562

		536,312

Multi-Utilities - 1.0%
CenterPoint Energy, Inc.	6,930	195,287
DTE Energy Co.	1,890	199,660

		394,947

Oil, Gas & Consumable Fuels - 6.9%
Chevron Corp.	6,705	840,472
ConocoPhillips	9,450	555,755
Exxon Mobil Corp.	4,410	384,993
Marathon Petroleum Corp.	3,915	271,192
Phillips 66	3,375	345,600
Valero Energy Corp.	3,420	328,217

		2,726,229

Pharmaceuticals - 3.7%
Allergan plc	1,305	235,240
Johnson & Johnson	6,075	839,504
Mylan NV*	4,365	187,040
Perrigo Co. plc	2,340	212,051

		1,473,835

Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials, Inc.	8,640	463,363
Intel Corp.	16,875	812,363
KLA-Tencor Corp.	1,710	187,758
Lam Research Corp.	1,125	215,460
Micron Technology, Inc.*	8,370	365,936
NVIDIA Corp.	180	44,244
Texas Instruments, Inc.	1,125	123,379

		2,212,503

Software - 3.5%
Activision Blizzard, Inc.	1,170	86,732
CA, Inc.	6,390	229,081
Dell Technologies, Inc., Class V*	2,610	187,137
Intuit, Inc.	675	113,333
Microsoft Corp.	6,030	572,910
VMware, Inc., Class A*	1,620	200,540

		1,389,733

Specialty Retail - 3.6%
Best Buy Co., Inc.	3,600	263,016
Gap, Inc. (The)	6,975	231,849
Home Depot, Inc. (The)	4,545	913,091

		1,407,956

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	5,535	926,725
HP, Inc.	13,590	316,919
NetApp, Inc.	4,050	249,075
Western Digital Corp.	2,160	192,197
Xerox Corp.	6,975	238,056

		1,922,972

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	1,440	223,315

Tobacco - 0.4%
Altria Group, Inc.	2,115	148,769

Trading Companies & Distributors - 0.7%
WW Grainger, Inc.	990	266,963

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc.*	3,510	228,501

TOTAL COMMON STOCKS (Cost $33,586,423)		39,192,577

Total Investments - 99.4% (Cost $33,586,423)		39,192,577
Other Assets Less Liabilities - 0.6%		237,245

Net Assets - 100.0%		39,429,822

*	Non-income producing security.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	1	03/16/2018	USD	$141,290	$8,598

Abbreviation:

USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%
Aerospace & Defense - 0.5%
United Technologies Corp.	554	76,458

Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	154	10,002
FedEx Corp.	220	57,746
United Parcel Service, Inc., Class B	930	118,408

		186,156

Airlines - 0.3%
Alaska Air Group, Inc.	90	5,916
American Airlines Group, Inc.	500	27,160
United Continental Holdings, Inc.*	180	12,207

		45,283

Auto Components - 0.1%
Aptiv plc*	10	949
Autoliv, Inc.	80	12,177
BorgWarner, Inc.	60	3,375

		16,501

Automobiles - 1.2%
Ford Motor Co.	3,454	37,890
General Motors Co.	2,040	86,516
Harley-Davidson, Inc.	130	6,300
Tesla, Inc.*	180	63,776

		194,482

Banks - 8.7%
Bank of America Corp.	13,424	429,568
CIT Group, Inc.	420	21,290
Citigroup, Inc.	3,694	289,905
Citizens Financial Group, Inc.	600	27,540
Comerica, Inc.	76	7,237
First Republic Bank	50	4,477
JPMorgan Chase & Co.	4,670	540,179
KeyCorp	1,814	38,820
PNC Financial Services Group, Inc. (The)	224	35,396
US Bancorp	990	56,569

		1,450,981

Beverages - 2.9%
Brown-Forman Corp., Class B	310	21,483
Coca-Cola Co. (The)	4,024	191,502
Coca-Cola European Partners plc	160	6,426
Dr Pepper Snapple Group, Inc.	410	48,933
Molson Coors Brewing Co., Class B	50	4,201
PepsiCo, Inc.	1,814	218,224

		490,769

Biotechnology - 2.2%
AbbVie, Inc.	1,050	117,831
Alkermes plc*	40	2,287
Alnylam Pharmaceuticals, Inc.*	100	12,998

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Biotechnology - (continued)
Amgen, Inc.	820	152,561
Biogen, Inc.*	36	12,521
Regeneron Pharmaceuticals, Inc.*	50	18,332
Vertex Pharmaceuticals, Inc.*	270	45,055

		361,585

Building Products - 0.1%
Fortune Brands Home & Security, Inc.	110	7,802
Johnson Controls International plc	10	391
Masco Corp.	190	8,486

		16,679

Capital Markets - 2.7%
Ameriprise Financial, Inc.	140	23,618
Bank of New York Mellon Corp. (The)	1,620	91,854
Cboe Global Markets, Inc.	100	13,439
E*TRADE Financial Corp.*	108	5,692
Goldman Sachs Group, Inc. (The)	430	115,193
Intercontinental Exchange, Inc.	50	3,692
Morgan Stanley	1,250	70,687
MSCI, Inc.	80	11,138
S&P Global, Inc.	310	56,141
SEI Investments Co.	204	15,331
State Street Corp.	350	38,559

		445,344

Chemicals - 2.2%
Air Products & Chemicals, Inc.	120	20,204
Celanese Corp., Series A	150	16,224
DowDuPont, Inc.	1,240	93,719
Eastman Chemical Co.	100	9,918
Ecolab, Inc.	370	50,942
International Flavors & Fragrances, Inc.	80	12,024
LyondellBasell Industries NV, Class A	320	38,349
Monsanto Co.	364	44,335
Mosaic Co. (The)	230	6,279
PPG Industries, Inc.	164	19,472
Sherwin-Williams Co. (The)	114	47,550

		359,016

Commercial Services & Supplies - 0.1%
Cintas Corp.	90	15,160

Communications Equipment - 1.4%
Cisco Systems, Inc.	4,884	202,881
F5 Networks, Inc.*	140	20,236
Motorola Solutions, Inc.	120	11,935

		235,052

Construction Materials - 0.1%
Vulcan Materials Co.	110	14,894

Consumer Finance - 1.0%
Ally Financial, Inc.	264	7,859
American Express Co.	470	46,718
Capital One Financial Corp.	690	71,732
Synchrony Financial	914	36,268

		162,577

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Containers & Packaging - 0.3%
Ball Corp.	190	7,273
International Paper Co.	164	10,309
Packaging Corp. of America	114	14,322
Sealed Air Corp.	100	4,735
WestRock Co.	144	9,595

		46,234

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B*	1,510	323,714
Voya Financial, Inc.	190	9,863

		333,577

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	6,520	244,174
CenturyLink, Inc.	231	4,114
Verizon Communications, Inc.	4,314	233,258

		481,546

Electric Utilities - 1.1%
Alliant Energy Corp.	224	8,904
Duke Energy Corp.	964	75,674
Eversource Energy	454	28,643
NextEra Energy, Inc.	330	52,279
PG&E Corp.	430	18,245
Pinnacle West Capital Corp.	70	5,596

		189,341

Electrical Equipment - 0.3%
AMETEK, Inc.	184	14,039
Eaton Corp. plc	344	28,886

		42,925

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	194	17,997
CDW Corp.	360	26,925

		44,922

Energy Equipment & Services - 1.1%
Baker Hughes a GE Co.	584	18,776
Halliburton Co.	844	45,323
Schlumberger Ltd.	1,654	121,701

		185,800

Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	94	13,884
AvalonBay Communities, Inc.	70	11,928
HCP, Inc.	630	15,170
Host Hotels & Resorts, Inc.	944	19,598
Iron Mountain, Inc.	334	11,700
Prologis, Inc.	90	5,860
Ventas, Inc.	200	11,194
Vornado Realty Trust	250	17,920
Weyerhaeuser Co.	1,280	48,051

		155,305

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	320	62,359
CVS Health Corp.	940	73,969
Kroger Co. (The)	1,190	36,128
Sysco Corp.	600	37,722
Walgreens Boots Alliance, Inc.	720	54,187

		264,365

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - 1.7%
Archer-Daniels-Midland Co.	144	6,185
Campbell Soup Co.	220	10,241
Conagra Brands, Inc.	604	22,952
General Mills, Inc.	600	35,094
Hershey Co. (The)	204	22,507
Ingredion, Inc.	90	12,928
JM Smucker Co. (The)	214	27,154
Kellogg Co.	280	19,071
Kraft Heinz Co. (The)	344	26,966
Mondelez International, Inc., Class A	1,830	81,252
Tyson Foods, Inc., Class A	330	25,116

		289,466

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	2,184	135,757
Baxter International, Inc.	50	3,601
Becton Dickinson and Co.	290	70,452
Boston Scientific Corp.*	560	15,658
Cooper Cos., Inc. (The)	10	2,447
Danaher Corp.	490	49,627
Edwards Lifesciences Corp.*	210	26,582
Hologic, Inc.*	364	15,543
IDEXX Laboratories, Inc.*	40	7,482
Medtronic plc	730	62,700
Teleflex, Inc.	30	8,332
Varian Medical Systems, Inc.*	50	6,375

		404,556

Health Care Providers & Services - 0.9%
Aetna, Inc.	280	52,310
Anthem, Inc.	160	39,656
Cigna Corp.	290	60,421

		152,387

Hotels, Restaurants & Leisure - 2.7%
Carnival Corp.	434	31,079
Darden Restaurants, Inc.	70	6,709
Hilton Worldwide Holdings, Inc.	44	3,769
Marriott International, Inc., Class A	430	63,356
McDonald’s Corp.	1,010	172,851
Royal Caribbean Cruises Ltd.	244	32,586
Starbucks Corp.	1,780	101,122
Wyndham Worldwide Corp.	90	11,172
Yum Brands, Inc.	290	24,531

		447,175

Household Durables - 0.0%(a)
Whirlpool Corp.	30	5,443

Household Products - 2.8%
Church & Dwight Co., Inc.	600	29,310
Clorox Co. (The)	220	31,172
Colgate-Palmolive Co.	990	73,497
Kimberly-Clark Corp.	300	35,100
Procter & Gamble Co. (The)	3,344	288,721

		457,800

Industrial Conglomerates - 2.5%
3M Co.	810	202,905
General Electric Co.	11,540	186,602
Roper Technologies, Inc.	70	19,641

		409,148

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - 1.6%
Aflac, Inc.	510	44,982
Allstate Corp. (The)	310	30,619
Arthur J Gallagher & Co.	184	12,571
Chubb Ltd.	420	65,583
Hartford Financial Services Group, Inc. (The)	404	23,739
MetLife, Inc.	354	17,017
Principal Financial Group, Inc.	184	12,438
Progressive Corp. (The)	550	29,755
Prudential Financial, Inc.	49	5,822
Reinsurance Group of America, Inc.	170	26,631
Unum Group	49	2,606

		271,763

Internet & Direct Marketing Retail - 5.6%
Amazon.com, Inc.*	550	797,989
Netflix, Inc.*	360	97,308
Priceline Group, Inc. (The)*	20	38,241

		933,538

Internet Software & Services - 4.3%
Alphabet, Inc., Class C*	420	491,375
Facebook, Inc., Class A*	1,160	216,792

		708,167

IT Services - 2.3%
Accenture plc, Class A	904	145,273
Amdocs Ltd.	94	6,429
Cognizant Technology Solutions Corp., Class A	49	3,821
DXC Technology Co.	134	13,340
International Business Machines Corp.	1,134	185,636
Jack Henry & Associates, Inc.	74	9,225
Total System Services, Inc.	124	11,018

		374,742

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	330	24,232
Thermo Fisher Scientific, Inc.	340	76,197

		100,429

Machinery - 2.0%
Caterpillar, Inc.	644	104,830
Cummins, Inc.	104	19,552
Deere & Co.	290	48,262
Dover Corp.	274	29,102
Illinois Tool Works, Inc.	330	57,311
Ingersoll-Rand plc	250	23,657
Pentair plc	124	8,866
Stanley Black & Decker, Inc.	170	28,259
Xylem, Inc.	134	9,683

		329,522

Media - 2.1%
Comcast Corp., Class A	1,990	84,635
Interpublic Group of Cos., Inc. (The)	600	13,134
Time Warner, Inc.	360	34,326

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
Twenty-First Century Fox, Inc., Class A	560	20,664
Walt Disney Co. (The)	1,830	198,866

		351,625

Metals & Mining - 0.1%
Newmont Mining Corp.	570	23,091

Mortgage Real Estate Investment Trusts (REITs) - 0.0%(a)
Annaly Capital Management, Inc.	780	8,221

Multiline Retail - 0.5%
Dollar General Corp.	210	21,655
Kohl’s Corp.	194	12,566
Macy’s, Inc.	117	3,036
Target Corp.	524	39,415

		76,672

Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	220	6,200
Sempra Energy	250	26,755
WEC Energy Group, Inc.	224	14,403

		47,358

Oil, Gas & Consumable Fuels - 6.5%
Andeavor	270	29,203
Chevron Corp.	2,694	337,693
ConocoPhillips	844	49,636
Devon Energy Corp.	874	36,157
Exxon Mobil Corp.	5,564	485,737
Hess Corp.	614	31,013
Occidental Petroleum Corp.	300	22,491
Phillips 66	444	45,466
Valero Energy Corp.	430	41,267

		1,078,663

Personal Products - 0.3%
Coty, Inc., Class A	80	1,569
Estee Lauder Cos., Inc. (The), Class A	330	44,537

		46,106

Pharmaceuticals - 3.7%
Allergan plc	210	37,855
Bristol-Myers Squibb Co.	690	43,194
Eli Lilly & Co.	1,040	84,708
Merck & Co., Inc.	3,060	181,305
Mylan NV*	330	14,140
Perrigo Co. plc	90	8,156
Pfizer, Inc.	6,540	242,242
Zoetis, Inc.	150	11,509

		623,109

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	224	10,235

Semiconductors & Semiconductor Equipment - 4.3%
Intel Corp.	6,174	297,216
Lam Research Corp.	110	21,067
Microchip Technology, Inc.	244	23,234
NVIDIA Corp.	830	204,014
Texas Instruments, Inc.	1,420	155,732
Xilinx, Inc.	194	14,166

		715,429

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - 6.7%
Adobe Systems, Inc.*	420	83,899
Autodesk, Inc.*	280	32,374
CA, Inc.	54	1,936
Dell Technologies, Inc., Class V*	64	4,589
Intuit, Inc.	290	48,691
Microsoft Corp.	9,420	894,994
Snap, Inc., Class A*	490	6,625
Splunk, Inc.*	144	13,301
Symantec Corp.	800	21,784

		1,108,193

Specialty Retail - 2.3%
Best Buy Co., Inc.	300	21,918
Foot Locker, Inc.	162	7,962
Home Depot, Inc. (The)	900	180,810
Lowe’s Cos., Inc.	980	102,636
Tiffany & Co.	94	10,025
TJX Cos., Inc. (The)	540	43,373
Ulta Beauty, Inc.*	70	15,547

		382,271

Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	4,520	756,784
Hewlett Packard Enterprise Co.	1,664	27,290
HP, Inc.	2,114	49,298
Western Digital Corp.	60	5,339
Xerox Corp.	280	9,556

		848,267

Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.	180	3,910
Michael Kors Holdings Ltd.*	254	16,764
NIKE, Inc., Class B	1,234	84,184
PVH Corp.	22	3,412
Tapestry, Inc.	310	14,582
VF Corp.	510	41,381

		164,233

Tobacco - 1.5%
Altria Group, Inc.	1,534	107,902
Philip Morris International, Inc.	1,380	147,977

		255,879

Trading Companies & Distributors - 0.1%
Fastenal Co.	350	19,236
HD Supply Holdings, Inc.*	150	5,834

		25,070

Water Utilities - 0.1%
American Water Works Co., Inc.	294	24,452

TOTAL COMMON STOCKS (Cost $13,544,211)		16,487,962

Total Investments — 99.2% (Cost $13,544,211)		16,487,962
Other Assets Less Liabilities — 0.8%		136,169

Net Assets — 100.0%		16,624,131

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

January 31, 2018 (Unaudited)

Futures Contracts

FlexShares® STOXX® US ESG Impact Index Fund had the following open futures contract as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Long Contracts
Russell 2000 E-Mini Index	1	03/16/2018	USD	$78,800	$1,253

Abbreviation:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.6%
Aerospace & Defense - 0.2%
Cobham plc*	912	1,696
Meggitt plc	972	6,416
United Technologies Corp.	912	125,865
Zodiac Aerospace*	372	11,600

		145,577

Air Freight & Logistics - 0.8%
Bollore SA	7	41
Deutsche Post AG (Registered)	2,532	120,082
Expeditors International of Washington, Inc.	420	27,279
FedEx Corp.	564	148,039
United Parcel Service, Inc., Class B	1,536	195,563

		491,004

Airlines - 0.2%
Air France-KLM*	24	374
Alaska Air Group, Inc.	276	18,141
American Airlines Group, Inc.	120	6,518
Deutsche Lufthansa AG (Registered)	540	19,334
easyJet plc	1,176	27,761
International Consolidated Airlines Group SA, DI	2,580	23,488
Qantas Airways Ltd.	1,140	4,865
United Continental Holdings, Inc.*	516	34,995

		135,476

Auto Components - 0.6%
Autoliv, Inc.	132	20,092
Bridgestone Corp.	3,900	189,578
Cie Generale des Etablissements Michelin	372	59,688
Faurecia	384	34,624
GKN plc	1,164	6,998
Goodyear Tire & Rubber Co. (The)	564	19,639
Nokian Renkaat OYJ	144	7,298
Schaeffler AG (Preference)	744	14,843
Valeo SA	96	7,594

		360,354

Automobiles - 1.6%
Bayerische Motoren Werke AG	756	86,616
Daimler AG (Registered)	2,172	199,496
Ferrari NV	60	7,178
Fiat Chrysler Automobiles NV*	1,932	46,841
Ford Motor Co.	3,972	43,573
General Motors Co.	3,758	159,377
Harley-Davidson, Inc.	204	9,886
Honda Motor Co. Ltd.	10,000	350,511
Peugeot SA	192	4,327
Porsche Automobil Holding SE (Preference)	132	12,234
Renault SA	432	47,665

		967,704

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - 10.9%
ABN AMRO Group NV, CVA(a)	1,104	37,532
Australia & New Zealand Banking Group Ltd.	6,949	160,818
Banco Bilbao Vizcaya Argentaria SA	6,288	59,282
Banco de Sabadell SA	17,784	42,404
Banco Santander SA	36,109	269,132
Bank of America Corp.	32,772	1,048,704
Bank of Ireland Group plc	120	1,175
Bank of Montreal	1,140	94,157
Bank of Nova Scotia (The)	1,476	98,316
Bankinter SA	648	7,477
Barclays plc	26,892	76,461
BNP Paribas SA	2,484	206,090
BPER Banca	2,112	12,358
CaixaBank SA	9,060	49,062
Citigroup, Inc.	9,456	742,107
Commerzbank AG*	2,148	35,477
Commonwealth Bank of Australia	4,932	314,982
Concordia Financial Group Ltd.	5,300	32,095
Danske Bank A/S	1,212	49,399
DBS Group Holdings Ltd.	1,200	24,198
DNB ASA	240	4,890
Erste Group Bank AG*	96	4,847
Hang Seng Bank Ltd.	1,800	42,851
HSBC Holdings plc	35,520	379,390
ING Groep NV	8,028	158,314
Intesa Sanpaolo SpA	22,644	89,154
JPMorgan Chase & Co.	11,976	1,385,264
KBC Group NV	228	21,984
KeyCorp	3,492	74,729
Lloyds Banking Group plc	206,280	203,901
Mediobanca Banca di Credito Finanziario SpA	2,052	25,031
National Australia Bank Ltd.	900	21,229
Nordea Bank AB	1,332	16,490
Raiffeisen Bank International AG*	24	1,035
Royal Bank of Scotland Group plc*	5,376	21,994
Skandinaviska Enskilda Banken AB, Class A	624	7,908
Societe Generale SA	2,124	123,977
Standard Chartered plc*	6,204	72,308
Svenska Handelsbanken AB, Class A	384	5,605
Swedbank AB, Class A	228	5,846
Toronto-Dominion Bank (The)	3,396	207,107
UniCredit SpA*	5,172	114,338
Unione di Banche Italiane SpA	240	1,247
United Overseas Bank Ltd.	2,400	50,284
Westpac Banking Corp.	6,336	158,843

		6,559,792

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Beverages - 2.8%
Anheuser-Busch InBev SA/NV	1,260	143,057
Asahi Group Holdings Ltd.	2,500	125,761
Brown-Forman Corp., Class B	408	28,274
Carlsberg A/S, Class B	180	23,194
Coca-Cola Amatil Ltd.	1,428	9,690
Coca-Cola Co. (The)	8,520	405,467
Coca-Cola European Partners plc	120	4,819
Coca-Cola HBC AG, DI*	108	3,634
Diageo plc	5,124	184,533
Dr Pepper Snapple Group, Inc.	312	37,237
Heineken Holding NV	156	16,616
Heineken NV	372	41,967
Kirin Holdings Co. Ltd.	5,300	132,118
PepsiCo, Inc.	3,276	394,103
Pernod Ricard SA	492	78,636
Sapporo Holdings Ltd.	300	9,015
Suntory Beverage & Food Ltd.	300	14,319

		1,652,440

Biotechnology - 1.6%
AbbVie, Inc.	2,712	304,341
Alnylam Pharmaceuticals, Inc.*	216	28,076
Amgen, Inc.	1,704	317,029
CSL Ltd.	684	81,097
Grifols SA	576	18,592
Shire plc	1,884	89,148
Vertex Pharmaceuticals, Inc.*	732	122,149

		960,432

Building Products - 0.8%
Asahi Glass Co. Ltd.	1,900	83,377
Assa Abloy AB, Class B	828	18,395
Cie de Saint-Gobain	168	9,798
Daikin Industries Ltd.	1,600	191,947
Geberit AG (Registered)	24	11,386
LIXIL Group Corp.	2,400	67,390
Masco Corp.	792	35,371
Owens Corning	384	35,700
TOTO Ltd.	600	34,245

		487,609

Capital Markets - 2.5%
3i Group plc	540	7,152
Azimut Holding SpA	612	13,982
Bank of New York Mellon Corp. (The)	2,556	144,925
Brookfield Asset Management, Inc., Class A	660	27,694
Credit Suisse Group AG (Registered)*	3,372	65,148
Deutsche Bank AG (Registered)	4,788	88,241
Deutsche Boerse AG	504	64,889
Euronext NV(a)	72	4,897
Goldman Sachs Group, Inc. (The)	720	192,881
Hargreaves Lansdown plc	432	11,411
Hong Kong Exchanges & Clearing Ltd.	2,400	90,950
IG Group Holdings plc	180	1,979
Intercontinental Exchange, Inc.	732	54,051
Investec plc	192	1,494

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Julius Baer Group Ltd.*	444	30,520
Jupiter Fund Management plc	3,324	27,964
Macquarie Group Ltd.	432	36,076
Morgan Stanley	2,316	130,970
MSCI, Inc.	48	6,683
Natixis SA	1,284	11,731
S&P Global, Inc.	708	128,219
Schroders plc	192	10,157
SEI Investments Co.	324	24,349
St James’s Place plc	1,188	20,079
State Street Corp.	1,080	118,984
Thomson Reuters Corp.	780	33,842
UBS Group AG (Registered)*	6,276	127,599

		1,476,867

Chemicals - 2.7%
Air Liquide SA	723	97,768
Air Products & Chemicals, Inc.	300	50,511
Akzo Nobel NV	758	71,217
Arkema SA	168	21,535
BASF SE	1,440	169,199
Celanese Corp., Series A	312	33,746
Chr Hansen Holding A/S	240	21,050
Clariant AG (Registered)*	684	19,602
Covestro AG(a)	240	27,680
DowDuPont, Inc.	3,156	238,530
Eastman Chemical Co.	132	13,092
Ecolab, Inc.	624	85,912
FMC Corp.	132	12,056
Givaudan SA (Registered)	12	28,916
Hexpol AB	2,436	26,222
Hitachi Chemical Co. Ltd.	800	20,397
International Flavors & Fragrances, Inc.	192	28,858
K+S AG (Registered)	156	4,396
Koninklijke DSM NV	384	39,810
Linde AG*	235	57,555
LyondellBasell Industries NV, Class A	564	67,590
Mitsubishi Chemical Holdings Corp.	8,400	91,153
Mitsui Chemicals, Inc.	1,200	37,653
Monsanto Co.	996	121,313
Mosaic Co. (The)	564	15,397
Novozymes A/S, Class B	228	12,690
Nutrien Ltd.*	522	27,380
Orica Ltd.	240	3,731
PPG Industries, Inc.	456	54,141
Sherwin-Williams Co. (The)	132	55,058
Sika AG	4	34,703
Solvay SA	12	1,742
Symrise AG	252	21,146
Umicore SA	348	18,364
Yara International ASA	72	3,475

		1,633,588

Commercial Services & Supplies - 0.4%
Brambles Ltd.	6,492	52,043
Cintas Corp.	216	36,385
Edenred	12	389

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Commercial Services & Supplies - (continued)
Elis SA	552	15,472
Rentokil Initial plc	2,568	10,846
Secom Co. Ltd.	600	45,854
Securitas AB, Class B	2,604	48,354
Societe BIC SA	84	9,659
Toppan Printing Co. Ltd.	3,000	28,171

		247,173

Communications Equipment - 0.9%
Arista Networks, Inc.*	72	19,859
Cisco Systems, Inc.	11,052	459,100
Motorola Solutions, Inc.	300	29,838
Telefonaktiebolaget LM Ericsson, Class B	7,344	47,311

		556,108

Construction & Engineering - 0.6%
Balfour Beatty plc	444	1,784
Bouygues SA	600	33,463
Eiffage SA	204	24,819
Ferrovial SA	1,279	29,437
HOCHTIEF AG	12	2,175
Kajima Corp.	6,000	59,310
Skanska AB, Class B	1,320	26,914
Taisei Corp.	1,300	66,099
Vinci SA	1,116	120,952

		364,953

Construction Materials - 0.2%
CRH plc	252	9,393
Fletcher Building Ltd.	1,932	11,167
Imerys SA	36	3,870
LafargeHolcim Ltd. (Registered)*	804	49,299
Taiheiyo Cement Corp.	400	16,985

		90,714

Consumer Finance - 0.3%
Capital One Financial Corp.	1,128	117,267
Synchrony Financial	2,208	87,613

		204,880

Containers & Packaging - 0.3%
Amcor Ltd.	3,780	44,566
Ball Corp.	852	32,615
BillerudKorsnas AB	264	4,075
DS Smith plc	552	3,952
Huhtamaki OYJ	204	8,735
International Paper Co.	804	50,539
Packaging Corp. of America	228	28,644
Smurfit Kappa Group plc	144	5,069

		178,195

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	2,820	604,552
Eurazeo SA	72	7,602
Kinnevik AB, Class B	336	12,294
Standard Life Aberdeen plc	2,112	12,779
Voya Financial, Inc.	672	34,884
Wendel SA	192	35,901

		708,012

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	6,852	256,607
BT Group plc	21,912	79,598

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
CenturyLink, Inc.	360	6,412
Deutsche Telekom AG (Registered)	2,100	36,952
Elisa OYJ	192	8,195
Koninklijke KPN NV	3,924	13,785
Orange SA	4,416	80,015
PCCW Ltd.	48,000	27,678
Singapore Telecommunications Ltd.	14,400	38,937
Swisscom AG (Registered)	108	59,065
Telecom Italia SpA*	14,244	12,868
Telenor ASA	888	20,880
Telia Co. AB	924	4,653
Telstra Corp. Ltd.	31,500	93,611
TELUS Corp.	168	6,342
Verizon Communications, Inc.	5,784	312,741

		1,058,339

Electric Utilities - 1.1%
Chubu Electric Power Co., Inc.	1,200	15,056
CLP Holdings Ltd.	3,000	30,627
Contact Energy Ltd.	3,960	16,383
Duke Energy Corp.	876	68,766
Electricite de France SA	1,189	16,404
Endesa SA	648	14,611
Enel SpA	18,504	117,792
Eversource Energy	900	56,781
Fortum OYJ	2,112	45,951
Iberdrola SA*(b)	175	1,430
Iberdrola SA	8,784	71,762
NextEra Energy, Inc.	828	131,172
Orsted A/S(a)	96	5,849
Pinnacle West Capital Corp.	216	17,269
Red Electrica Corp. SA	648	13,780
Spark Infrastructure Group	8,976	16,790

		640,423

Electrical Equipment - 1.4%
ABB Ltd. (Registered)	3,720	103,845
Eaton Corp. plc	1,056	88,672
Fuji Electric Co. Ltd.	3,000	24,681
Fujikura Ltd.	1,200	11,741
Legrand SA	588	49,092
Mitsubishi Electric Corp.	12,000	219,046
Nidec Corp.	1,500	239,797
Schneider Electric SE*	1,020	95,910
Ushio, Inc.	1,200	18,293

		851,077

Electronic Equipment, Instruments & Components - 0.8%
AAC Technologies Holdings, Inc.	1,500	25,085
Amphenol Corp., Class A	120	11,132
Azbil Corp.	200	9,290
CDW Corp.	360	26,924
Electrocomponents plc	3,708	32,302
Halma plc	1,200	21,792
Hexagon AB, Class B	1,368	81,737
Hirose Electric Co. Ltd.	100	14,979
Hitachi High-Technologies Corp.	500	23,453
Horiba Ltd.	300	19,266
Ibiden Co. Ltd.	1,200	18,601
Ingenico Group SA	108	12,337

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Murata Manufacturing Co. Ltd.	900	132,829
Omron Corp.	800	49,911
Spectris plc	696	25,823

		505,461

Energy Equipment & Services - 0.8%
Baker Hughes a GE Co.	600	19,290
Halliburton Co.	1,848	99,238
John Wood Group plc	1,764	16,250
Saipem SpA*	2,892	13,586
Schlumberger Ltd.	4,680	344,354
WorleyParsons Ltd.*	804	9,459

		502,177

Equity Real Estate Investment Trusts (REITs) - 1.1%
Activia Properties, Inc.	3	13,343
Advance Residence Investment Corp.	12	30,782
AvalonBay Communities, Inc.	312	53,165
British Land Co. plc (The)	1,452	13,805
CapitaLand Commercial Trust	7,200	10,284
Dexus	3,828	29,540
Frontier Real Estate Investment Corp.	2	8,355
GPT Group (The)	7,800	31,770
Great Portland Estates plc	1,488	14,071
Hammerson plc	600	4,206
HCP, Inc.	1,416	34,097
Host Hotels & Resorts, Inc.	1,776	36,870
ICADE	120	13,051
Iron Mountain, Inc.	60	2,102
Japan Hotel REIT Investment Corp.	36	26,681
Kenedix Office Investment Corp.	1	6,312
Klepierre SA	672	30,799
Land Securities Group plc	4,308	61,372
Link REIT	6,000	53,085
Merlin Properties Socimi SA	1,740	25,123
Mirvac Group	7,020	12,506
Shaftesbury plc	168	2,389
Stockland	12,000	41,006
Suntec REIT	3,600	5,692
Unibail-Rodamco SE	132	33,973
Vicinity Centres	15,612	34,007
Vornado Realty Trust	108	7,741
Weyerhaeuser Co.	1,104	41,444

		677,571

Food & Staples Retailing - 1.7%
Alimentation Couche-Tard, Inc., Class B	204	10,700
Carrefour SA	1,200	28,814
Casino Guichard Perrachon SA	36	2,112
CVS Health Corp.	2,376	186,967
Distribuidora Internacional de Alimentacion SA	72	386
ICA Gruppen AB	108	4,232
J Sainsbury plc	6,816	24,474
Jeronimo Martins SGPS SA	792	16,926
Kesko OYJ, Class B	132	7,720
Koninklijke Ahold Delhaize NV	1,956	43,787
Kroger Co. (The)	960	29,146

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - (continued)
Lawson, Inc.	900	60,849
Loblaw Cos. Ltd.	12	652
Metro, Inc.	348	11,675
Seven & i Holdings Co. Ltd.	2,900	119,183
Sugi Holdings Co. Ltd.	100	5,323
Sysco Corp.	948	59,601
Tesco plc	6,612	19,651
Walgreens Boots Alliance, Inc.	2,064	155,337
Wesfarmers Ltd.	3,348	118,771
Woolworths Group Ltd.	3,852	84,061

		990,367

Food Products - 2.3%
Ajinomoto Co., Inc.	3,600	68,270
Archer-Daniels-Midland Co.	144	6,185
Associated British Foods plc	180	6,996
Barry Callebaut AG (Registered)*	12	24,604
Campbell Soup Co.	336	15,641
Conagra Brands, Inc.	576	21,888
Danone SA	1,560	134,986
General Mills, Inc.	1,368	80,014
Golden Agri-Resources Ltd.	21,600	6,269
Hershey Co. (The)	156	17,211
JM Smucker Co. (The)	264	33,499
Kerry Group plc, Class A	288	30,765
Kraft Heinz Co. (The)	1,092	85,602
MEIJI Holdings Co. Ltd.	400	33,457
Mondelez International, Inc., Class A	2,280	101,232
Nestle SA (Registered)	7,044	609,379
Orkla ASA	4,212	44,017
Tate & Lyle plc	3,336	30,447
Tyson Foods, Inc., Class A	408	31,053
Wilmar International Ltd.	2,400	5,866

		1,387,381

Gas Utilities - 0.2%
Gas Natural SDG SA	1,764	40,884
Hong Kong & China Gas Co. Ltd.	12,200	24,115
Italgas SpA	1,800	11,153
Rubis SCA	144	10,656
Tokyo Gas Co. Ltd.	400	9,502

		96,310

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	3,996	248,391
Ansell Ltd.	936	19,062
Baxter International, Inc.	432	31,117
Becton Dickinson and Co.	408	99,120
Cochlear Ltd.	96	13,504
Danaher Corp.	624	63,199
Edwards Lifesciences Corp.*	408	51,645
Elekta AB, Class B	756	7,242
Essilor International Cie Generale d’Optique SA	240	34,203
Fisher & Paykel Healthcare Corp. Ltd.	1,272	12,568
Hologic, Inc.*	672	28,694
Hoya Corp.	1,700	86,733
IDEXX Laboratories, Inc.*	108	20,200
Koninklijke Philips NV	2,268	92,841

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - (continued)
Medtronic plc	2,364	203,044
Olympus Corp.	1,200	46,118
Sartorius AG (Preference)	132	15,827
Smith & Nephew plc	252	4,548
Sonova Holding AG (Registered)	24	3,875
Sysmex Corp.	900	70,579
Teleflex, Inc.	24	6,666
Varian Medical Systems, Inc.*	168	21,420

		1,180,596

Health Care Providers & Services - 0.8%
Aetna, Inc.	588	109,850
Anthem, Inc.	480	118,968
Cigna Corp.	744	155,012
Fresenius Medical Care AG & Co. KGaA	408	47,269
Orpea	12	1,504
Ramsay Health Care Ltd.	528	29,223
Ryman Healthcare Ltd.	24	195
Sonic Healthcare Ltd.	2,004	38,702

		500,723

Hotels, Restaurants & Leisure - 2.3%
Accor SA	36	2,056
Aristocrat Leisure Ltd.	732	14,166
Carnival Corp.	864	61,871
Carnival plc	228	16,114
Compass Group plc	516	10,878
Darden Restaurants, Inc.	276	26,455
Elior Group SA(a)	684	15,815
Genting Singapore plc	12,000	12,374
Hilton Worldwide Holdings, Inc.	168	14,389
InterContinental Hotels Group plc	492	32,967
Las Vegas Sands Corp.	456	35,349
Marriott International, Inc., Class A	1,068	157,359
McDonald’s Corp.	1,848	316,267
Merlin Entertainments plc(a)	3,204	14,972
Oriental Land Co. Ltd.	600	58,596
Royal Caribbean Cruises Ltd.	552	73,720
Sands China Ltd.	4,800	28,598
Sodexo SA	132	16,995
Star Entertainment Grp Ltd. (The)	1,452	7,125
Starbucks Corp.	4,896	278,142
Tabcorp Holdings Ltd.	2,268	9,495
TUI AG, DI	1,308	29,630
Whitbread plc	396	21,855
William Hill plc	3,048	13,437
Wyndham Worldwide Corp.	300	37,239
Yum Brands, Inc.	504	42,633

		1,348,497

Household Durables - 0.4%
Barratt Developments plc	1,716	14,280
Berkeley Group Holdings plc	192	10,829
Electrolux AB, Series B	48	1,700
Husqvarna AB, Class B	420	4,397
Panasonic Corp.	9,600	142,388
SEB SA	24	4,975
Sumitomo Forestry Co. Ltd.	1,200	20,613
Taylor Wimpey plc	4,284	11,612
Techtronic Industries Co. Ltd.	2,000	13,322
Whirlpool Corp.	24	4,354

		228,470

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Products - 1.5%
Church & Dwight Co., Inc.	672	32,827
Clorox Co. (The)	108	15,303
Colgate-Palmolive Co.	2,136	158,577
Essity AB, Class B*	588	17,667
Henkel AG & Co. KGaA (Preference)	372	52,181
Kimberly-Clark Corp.	708	82,836
Procter & Gamble Co. (The)	5,448	470,380
Reckitt Benckiser Group plc	696	67,332

		897,103

Industrial Conglomerates - 2.0%
3M Co.	1,692	423,846
CK Hutchison Holdings Ltd.	2,000	27,003
General Electric Co.	29,544	477,726
Keppel Corp. Ltd.	3,600	23,841
Sembcorp Industries Ltd.	7,200	18,698
Siemens AG (Registered)	1,368	208,183
Smiths Group plc	276	6,274

		1,185,571

Insurance - 2.5%
Admiral Group plc	408	10,722
Aegon NV	3,553	24,379
Aflac, Inc.	1,020	89,964
Ageas	360	19,078
Alleghany Corp.*	36	22,597
Allstate Corp. (The)	336	33,187
Arthur J Gallagher & Co.	480	32,794
Assicurazioni Generali SpA	3,420	68,040
Aviva plc	852	6,218
AXA SA	3,828	126,347
Beazley plc	3,108	23,469
Chubb Ltd.	1,104	172,390
CNP Assurances	1,380	35,483
Direct Line Insurance Group plc	1,416	7,436
Great-West Lifeco, Inc.	252	7,144
Hannover Rueck SE	72	9,875
Hiscox Ltd.	744	14,960
Insurance Australia Group Ltd.	6,432	37,708
Legal & General Group plc	7,344	28,260
Mapfre SA	372	1,326
Medibank Pvt Ltd.	5,184	14,062
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	240	56,672
NN Group NV	1,092	51,694
Old Mutual plc	5,052	16,797
Phoenix Group Holdings	1,548	16,818
Poste Italiane SpA(a)	1,512	12,552
Power Corp. of Canada	624	15,966
Power Financial Corp.	96	2,655
Principal Financial Group, Inc.	852	57,595
Prudential plc	7,656	207,510
QBE Insurance Group Ltd.	408	3,561
Reinsurance Group of America, Inc.	204	31,957

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
RSA Insurance Group plc	1,980	17,446
Sampo OYJ, Class A	768	44,747
Storebrand ASA	3,240	29,157
Swiss Life Holding AG (Registered)*	12	4,512
Swiss Re AG	396	39,106
Tryg A/S	276	6,740
Zurich Insurance Group AG	324	106,617

		1,507,541

Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc.*	1,116	1,619,193
Netflix, Inc.*	276	74,603
Priceline Group, Inc. (The)*	84	160,612
Zalando SE*(a)	216	12,696

		1,867,104

Internet Software & Services - 2.2%
Akamai Technologies, Inc.*	468	31,351
Alphabet, Inc., Class C*	1,044	1,221,417
Auto Trader Group plc(a)	3,408	17,452
carsales.com Ltd.	528	6,413
Yahoo Japan Corp.	4,800	23,087

		1,299,720

IT Services - 2.0%
Accenture plc, Class A	2,052	329,756
Altran Technologies SA	1,092	20,392
Amadeus IT Group SA	744	57,909
Amdocs Ltd.	312	21,341
Atos SE	216	34,173
Capgemini SE	420	55,958
Cognizant Technology Solutions Corp., Class A	216	16,844
DXC Technology Co.	216	21,503
Fujitsu Ltd.	15,000	110,471
International Business Machines Corp.	2,976	487,171
Jack Henry & Associates, Inc.	144	17,951
Link Administration Holdings Ltd.	3,240	23,455
Sopra Steria Group	60	12,221
Wirecard AG	96	11,995

		1,221,140

Leisure Products - 0.0%(c)
Hasbro, Inc.	288	27,236

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,092	80,186
Eurofins Scientific SE	12	7,848
Lonza Group AG (Registered)*	108	30,079
Mettler-Toledo International, Inc.*	48	32,412
Thermo Fisher Scientific, Inc.	720	161,359

		311,884

Machinery - 2.2%
Atlas Copco AB, Class A	1,188	55,887
CNH Industrial NV	2,088	30,993
Cummins, Inc.	144	27,072
Deere & Co.	612	101,849
Dover Corp.	192	20,392
FANUC Corp.	700	189,020
Georg Fischer AG (Registered)	12	17,401

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Hitachi Construction Machinery Co. Ltd.	700	31,327
IHI Corp.	800	26,751
Illinois Tool Works, Inc.	408	70,857
Ingersoll-Rand plc	672	63,591
KION Group AG	132	12,155
Komatsu Ltd.	3,600	139,673
Kone OYJ, Class B	1,356	77,874
Konecranes OYJ	444	22,611
Kubota Corp.	3,600	73,118
Metso OYJ	588	20,620
Nabtesco Corp.	700	33,027
Parker-Hannifin Corp.	120	24,171
Pentair plc	276	19,734
Schindler Holding AG	132	33,142
SKF AB, Class B	2,088	51,771
Spirax-Sarco Engineering plc	72	5,811
Stanley Black & Decker, Inc.	264	43,885
Trelleborg AB, Class B	2,724	72,934
Volvo AB, Class B	612	12,533
Wartsila OYJ Abp	36	2,469
Xylem, Inc.	312	22,545

		1,303,213

Marine - 0.2%
AP Moller - Maersk A/S, Class B	12	21,492
Kawasaki Kisen Kaisha Ltd.*	400	10,601
Kuehne + Nagel International AG (Registered)	144	26,473
Mitsui OSK Lines Ltd.	800	28,657
Nippon Yusen KK*	700	17,514

		104,737

Media - 1.5%
Comcast Corp., Class A	5,484	233,234
Eutelsat Communications SA	48	1,060
Interpublic Group of Cos., Inc. (The)	804	17,600
JCDecaux SA	312	13,549
Pearson plc	2,772	27,349
Publicis Groupe SA	540	37,456
REA Group Ltd.	72	4,294
Schibsted ASA, Class A	72	2,323
SES SA, FDR	960	15,033
Shaw Communications, Inc., Class B	605	13,241
Telenet Group Holding NV*	48	3,704
Twenty-First Century Fox, Inc., Class A	1,836	67,748
Vivendi SA	1,680	49,454
Walt Disney Co. (The)	3,552	385,996
WPP plc	2,472	44,926

		916,967

Metals & Mining - 1.5%
Agnico Eagle Mines Ltd.	25	1,186
Alumina Ltd.	2,832	5,527
Anglo American plc	1,452	35,279
ArcelorMittal	1,068	38,883
BHP Billiton Ltd.	9,348	228,600
BHP Billiton plc	3,228	71,794

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
BlueScope Steel Ltd.	2,676	31,420
Boliden AB	72	2,620
Centamin plc	180	416
Fortescue Metals Group Ltd.	3,072	12,338
Glencore plc*	12,780	73,368
Mitsubishi Materials Corp.	200	7,411
Newmont Mining Corp.	1,332	53,959
Norsk Hydro ASA	624	4,568
OZ Minerals Ltd.	912	6,905
Randgold Resources Ltd.	276	27,812
Rio Tinto Ltd.	1,248	77,662
Rio Tinto plc	1,716	95,706
South32 Ltd.	20,508	63,436
Teck Resources Ltd., Class B	492	14,325
thyssenkrupp AG	1,392	43,942

		897,157

Mortgage Real Estate Investment Trusts (REITs) - 0.0%(c)
Annaly Capital Management, Inc.	648	6,830

Multiline Retail - 0.5%
Canadian Tire Corp. Ltd., Class A	204	28,539
Dollar General Corp.	492	50,735
Dollarama, Inc.	132	18,095
Kohl’s Corp.	396	25,649
Marui Group Co. Ltd.	2,400	43,666
Next plc	48	3,476
Takashimaya Co. Ltd.	1,000	10,361
Target Corp.	1,572	118,246

		298,767

Multi-Utilities - 0.6%
AGL Energy Ltd.	1,080	20,499
CenterPoint Energy, Inc.	240	6,763
E.ON SE	720	7,587
Engie SA	4,944	86,103
Innogy SE(a)	60	2,295
National Grid plc	8,424	96,398
Sempra Energy	696	74,486
Suez	936	14,004
Veolia Environnement SA	1,536	38,824
WEC Energy Group, Inc.	564	36,265

		383,224

Oil, Gas & Consumable Fuels - 5.0%
Andeavor	312	33,746
BP plc	25,512	181,796
Caltex Australia Ltd.	816	22,974
Canadian Natural Resources Ltd.	2,976	101,856
Chevron Corp.	5,244	657,335
Devon Energy Corp.	252	10,425
Enagas SA	180	4,922
Enbridge, Inc.	2,484	91,172
Eni SpA	5,844	105,460
Exxon Mobil Corp.	9,300	811,890
Galp Energia SGPS SA	840	16,084
Hess Corp.	852	43,035
Imperial Oil Ltd.	840	26,477
Neste OYJ	360	24,971
Oil Search Ltd.	3,000	18,389
OMV AG	288	18,606

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Phillips 66	576	58,982
Repsol SA	2,436	45,990
Royal Dutch Shell plc, Class A	11,948	420,256
Santos Ltd.*	2,880	11,894
Showa Shell Sekiyu KK	1,200	17,007
Snam SpA	3,012	14,705
Statoil ASA	1,867	43,779
Suncor Energy, Inc.	468	16,998
TOTAL SA	2,592	150,584
Woodside Petroleum Ltd.	1,488	39,907

		2,989,240

Paper & Forest Products - 0.1%
Stora Enso OYJ, Class R	1,128	19,420
Svenska Cellulosa AB SCA, Class B	3,300	34,258
UPM-Kymmene OYJ	840	28,400

		82,078

Personal Products - 1.4%
Beiersdorf AG	300	35,691
Coty, Inc., Class A	432	8,471
Estee Lauder Cos., Inc. (The), Class A	660	89,074
L’Oreal SA	456	104,012
Ontex Group NV	228	6,766
Shiseido Co. Ltd.	3,600	184,724
Unilever NV, CVA	3,408	198,053
Unilever plc	3,240	184,298

		811,089

Pharmaceuticals - 6.0%
Allergan plc	816	147,092
Astellas Pharma, Inc.	14,400	189,968
AstraZeneca plc	2,964	205,964
Bayer AG (Registered)	1,296	170,200
Eli Lilly & Co.	2,112	172,022
GlaxoSmithKline plc	8,868	166,512
Ipsen SA	36	5,065
Merck & Co., Inc.	6,108	361,899
Merck KGaA	84	9,211
Mylan NV*	660	28,281
Novartis AG (Registered)	5,136	465,201
Novo Nordisk A/S, Class B	4,044	225,682
Otsuka Holdings Co. Ltd.	2,900	128,747
Perrigo Co. plc	264	23,924
Pfizer, Inc.	16,176	599,159
Roche Holding AG	1,380	340,621
Sanofi	2,676	237,088
UCB SA	300	26,236
Vifor Pharma AG	192	28,296
Zoetis, Inc.	684	52,483

		3,583,651

Professional Services - 0.4%
Adecco Group AG (Registered)*	336	27,687
Bureau Veritas SA	912	26,824
Experian plc	528	12,186
Randstad Holding NV	300	21,257
RELX NV	2,100	46,867
RELX plc	2,232	49,451
SEEK Ltd.	444	7,029

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Professional Services - (continued)
SGS SA (Registered)	12	32,311
Teleperformance	12	1,825
Wolters Kluwer NV	636	33,776

		259,213

Real Estate Management & Development - 1.0%
CapitaLand Ltd.	6,000	17,599
Castellum AB	780	13,486
CBRE Group, Inc., Class A*	1,152	52,635
City Developments Ltd.	1,200	12,154
CK Asset Holdings Ltd.	8,000	76,354
Daiwa House Industry Co. Ltd.	2,400	94,654
Fabege AB	2,196	48,173
Fullshare Holdings Ltd.*	5,000	2,359
Hulic Co. Ltd.	2,600	32,918
Kerry Properties Ltd.	6,000	28,690
Mitsubishi Estate Co. Ltd.	8,400	160,720
New World Development Co. Ltd.	12,000	19,424
Tokyu Fudosan Holdings Corp.	1,200	9,454
Wharf Real Estate Investment Co. Ltd.*	3,000	20,731

		589,351

Road & Rail - 0.3%
Aurizon Holdings Ltd.	3,468	13,143
Canadian National Railway Co.	960	77,138
DSV A/S	528	43,571
Nippon Express Co. Ltd.	200	14,365

		148,217

Semiconductors & Semiconductor Equipment - 2.9%
ams AG*	120	11,086
ASM International NV	228	16,462
ASM Pacific Technology Ltd.	1,200	16,386
Infineon Technologies AG	1,872	54,593
Intel Corp.	13,236	637,181
KLA-Tencor Corp.	228	25,034
Lam Research Corp.	348	66,649
Maxim Integrated Products, Inc.	540	32,940
Microchip Technology, Inc.	84	7,999
NVIDIA Corp.	1,668	409,994
ON Semiconductor Corp.*	1,020	25,235
QUALCOMM, Inc.	1,656	113,022
STMicroelectronics NV	1,164	27,885
Texas Instruments, Inc.	2,700	296,109
Xilinx, Inc.	132	9,639

		1,750,214

Software - 5.3%
Adobe Systems, Inc.*	996	198,961
Autodesk, Inc.*	132	15,262
CA, Inc.	732	26,242
Dassault Systemes SE	312	36,100
Dell Technologies, Inc., Class V*	144	10,325
Gemalto NV	168	10,416
Intuit, Inc.	624	104,770
Micro Focus International plc	936	28,617
Microsoft Corp.	25,908	2,461,519
SAP SE	1,500	169,727
SimCorp A/S	288	18,357
Snap, Inc., Class A*	1,128	15,251
Splunk, Inc.*	120	11,084

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - (continued)
Symantec Corp.	480	13,070
Temenos Group AG (Registered)*	96	13,281
Ubisoft Entertainment SA*	324	27,826

		3,160,808

Specialty Retail - 1.3%
Best Buy Co., Inc.	648	47,343
Dixons Carphone plc	2,328	6,479
Hennes & Mauritz AB, Class B	144	2,554
Home Depot, Inc. (The)	1,404	282,064
Industria de Diseno Textil SA	468	16,831
JB Hi-Fi Ltd.	708	16,758
Kingfisher plc	7,824	38,608
Lowe’s Cos., Inc.	1,884	197,311
Tiffany & Co.	348	37,114
TJX Cos., Inc. (The)	1,428	114,697
Ulta Beauty, Inc.*	48	10,661

		770,420

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	16,332	2,734,467
Hewlett Packard Enterprise Co.	1,008	16,531
HP, Inc.	2,712	63,244
NEC Corp.	1,500	45,211
NetApp, Inc.	288	17,712
Ricoh Co. Ltd.	2,000	19,642
Seiko Epson Corp.	600	14,550
Western Digital Corp.	624	55,523
Xerox Corp.	60	2,048

		2,968,928

Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	108	25,200
Burberry Group plc	1,068	23,981
Cie Financiere Richemont SA (Registered)	744	71,487
Gildan Activewear, Inc.	420	14,320
Hermes International	49	27,176
HUGO BOSS AG	84	7,742
Kering	108	54,866
Li & Fung Ltd.	24,000	12,243
Luxottica Group SpA	468	30,200
LVMH Moet Hennessy Louis Vuitton SE	372	117,060
Moncler SpA	624	20,631
NIKE, Inc., Class B	1,596	108,879
Pandora A/S	276	26,259
Shenzhou International Group Holdings Ltd.	1,000	10,324
Tapestry, Inc.	408	19,192
VF Corp.	480	38,947
Wacoal Holdings Corp.	300	9,193

		617,700

Tobacco - 1.6%
Altria Group, Inc.	3,084	216,928
British American Tobacco plc	3,708	254,104
Imperial Brands plc	1,860	76,666
Japan Tobacco, Inc.	6,400	211,780
Philip Morris International, Inc.	1,620	173,713
Swedish Match AB	972	39,501

		972,692

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - 0.9%
Ashtead Group plc	492	14,728
Brenntag AG	264	17,174
Bunzl plc	36	1,055
Fastenal Co.	624	34,295
Ferguson plc	384	29,684
HD Supply Holdings, Inc.*	432	16,800
ITOCHU Corp.	8,400	164,606
Rexel SA	1,044	18,884
Sojitz Corp.	9,600	30,958
Sumitomo Corp.	7,200	123,941
Toyota Tsusho Corp.	1,200	48,482
Travis Perkins plc	744	15,452

		516,059

Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	444	10,797
Aeroports de Paris	132	27,511
Atlantia SpA	420	13,959
Auckland International Airport Ltd.	132	654
Fraport AG Frankfurt Airport Services Worldwide	36	4,271
Getlink SE	1,212	17,061
Macquarie Atlas Roads Group	961	4,467
Sydney Airport	2,808	15,484
Transurban Group	4,492	43,722

		137,926

Water Utilities - 0.2%
American Water Works Co., Inc.	420	34,931
Severn Trent plc	816	22,668
United Utilities Group plc	3,492	36,648

		94,247

Wireless Telecommunication Services - 0.4%
Freenet AG	360	13,840
Tele2 AB, Class B	192	2,409
Vodafone Group plc	62,868	200,796

		217,045

TOTAL COMMON STOCKS (Cost $52,717,328)		59,085,342

CLOSED END FUNDS - 0.0%(c)
Chemicals - 0.0%(c)
BB Biotech AG (Registered) (Cost $7,714)	120	9,133

	Number of Rights
RIGHTS - 0.0%(c)
Banks - 0.0%(c)
UniCredit SpA, expiring 2/21/2018, price 16.34 EUR*(b) (Cost $–)	4,741	23

Value ($)
Total Investments - 98.6% (Cost $52,725,042)	59,094,498
Other Assets Less Liabilities - 1.4%	831,755

Net Assets - 100.0%	59,926,253

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2018 amounted to $1,453, which represents approximately 0.00% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
DI	Depositary Interest
EUR	Euro
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

January 31, 2018 (Unaudited)

Futures Contracts

FlexShares® STOXX® Global ESG Impact Index Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	4	03/16/2018	USD	$429,100	$17,933
S&P 500 E-Mini Index	3	03/16/2018	USD	423,870	17,218

					$35,151

Abbreviation:

USD – US Dollar

FlexShares® STOXX® Global ESG Impact Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2018:

Australia	3.7%
Austria	0.0 †
Belgium	0.4
Canada	1.6
Denmark	0.8
Finland	0.5
France	4.9
Germany	3.3
Hong Kong	0.9
Ireland	0.1
Italy	1.3
Japan	9.1
Luxembourg	0.1
Netherlands	1.5
New Zealand	0.1
Norway	0.3
Portugal	0.1
Singapore	0.4
Spain	1.3
Sweden	1.1
Switzerland	4.0
United Kingdom	7.7
United States	55.4
Other[1]	1.4

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%
Building Products - 0.1%
Universal Forest Products, Inc.	182,571	6,815,375

Chemicals - 16.3%
CF Industries Holdings, Inc.(a)	1,515,019	64,297,406
FMC Corp.	884,028	80,738,277
Incitec Pivot Ltd.	10,419,359	31,470,292
Israel Chemicals Ltd.	3,302,293	13,954,442
K+S AG (Registered)	1,252,373	35,290,449
Monsanto Co.	2,101,168	255,922,263
Mosaic Co. (The)	2,091,559	57,099,561
Nufarm Ltd.	1,466,974	9,467,421
Nutrien Ltd.*	4,153,386	217,850,910
Sasol Ltd.	525,292	18,894,807
Scotts Miracle-Gro Co. (The)(a)	253,037	22,841,650
Sirius Minerals plc*(a)	30,665,522	10,274,022
UPL Ltd.	2,722,550	32,191,400
Yara International ASA	1,201,125	57,972,827

		908,265,727

Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	40,998,400	5,162,761

Equity Real Estate Investment Trusts (REITs) - 1.8%
Rayonier, Inc.(a)	371,548	12,060,448
Weyerhaeuser Co.	2,296,551	86,212,525

		98,272,973

Food Products - 11.0%
a2 Milk Co. Ltd.*(a)	149,940	1,020,929
a2 Milk Co. Ltd. (NZSX)*	4,750,650	31,890,293
Archer-Daniels-Midland Co.	3,481,661	149,537,340
Bunge Ltd.	884,028	70,218,344
Charoen Pokphand Foods PCL, NVDR	23,061,600	17,377,195
Charoen Pokphand Indonesia Tbk. PT	51,888,600	13,370,853
CJ CheilJedang Corp.	48,045	16,129,730
Fresh Del Monte Produce, Inc.(a)	192,180	9,092,036
Golden Agri-Resources Ltd.	43,560,800	12,643,679
IOI Corp. Bhd.	17,274,600	20,785,806
Kuala Lumpur Kepong Bhd.	2,559,200	16,559,047
Marine Harvest ASA*(a)	2,866,685	49,836,394
PPB Group Bhd.	2,879,100	12,896,950
Salmar ASA	323,503	8,833,192
Tyson Foods, Inc., Class A	1,582,282	120,427,483
Wilmar International Ltd.	24,663,100	60,282,554

		610,901,825

Metals & Mining - 32.1%
Agnico Eagle Mines Ltd.	755,392	35,828,566
Alcoa Corp.*	592,555	30,824,711
Anglo American plc(a)	4,333,659	105,295,544
Barrick Gold Corp.	3,767,479	54,323,433
BHP Billiton Ltd.	9,509,707	232,554,646

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Boliden AB	938,479	34,148,233
First Quantum Minerals Ltd.(a)	2,021,093	30,213,022
Fortescue Metals Group Ltd.(a)	5,284,950	21,226,261
Franco-Nevada Corp.	556,374	42,651,485
Freeport-McMoRan, Inc.*	3,917,269	76,386,745
Glencore plc*	39,172,690	224,883,195
Goldcorp, Inc.	2,853,204	40,954,414
Grupo Mexico SAB de CV, Series B	11,530,800	40,945,169
Kinross Gold Corp.*	3,833,991	16,687,869
Korea Zinc Co. Ltd.*	41,639	20,081,552
Lundin Mining Corp.	2,677,708	19,403,207
Mitsubishi Materials Corp.	450,600	16,698,062
MMC Norilsk Nickel PJSC	10,691	2,205,605
MMC Norilsk Nickel PJSC, ADR	2,045,506	42,055,603
Newcrest Mining Ltd.	2,245,303	41,217,099
Newmont Mining Corp.	1,604,703	65,006,519
Norsk Hydro ASA	4,887,778	35,784,574
Randgold Resources Ltd.	307,488	30,984,477
Rio Tinto plc	3,587,360	200,077,111
Royal Gold, Inc.(a)	201,789	17,959,221
South32 Ltd.(a)	16,674,818	51,579,296
Sumitomo Metal Mining Co. Ltd.	862,315	40,352,755
Teck Resources Ltd., Class B	1,383,696	40,286,605
Vale SA*	8,438,566	110,446,506
Vedanta Ltd.	5,999,219	32,102,418
Wheaton Precious Metals Corp.	1,332,448	28,856,945

		1,782,020,848

Multi-Utilities - 1.1%
Suez	1,245,967	18,641,482
Veolia Environnement SA	1,691,184	42,746,819

		61,388,301

Oil, Gas & Consumable Fuels - 28.5%
Anadarko Petroleum Corp.	557,322	33,467,186
Apache Corp.(a)	368,345	16,527,640
BP plc	18,683,099	133,133,753
Cabot Oil & Gas Corp.	432,405	11,393,872
Canadian Natural Resources Ltd.	1,031,366	35,299,392
Chevron Corp.	1,736,026	217,610,859
China Petroleum & Chemical Corp., Class H	25,624,000	22,146,564
CNOOC Ltd.	15,087,000	23,494,321
Concho Resources, Inc.*	137,729	21,684,054
ConocoPhillips	1,169,095	68,754,477
Devon Energy Corp.	499,668	20,671,265
Eni SpA	2,370,220	42,772,834
EOG Resources, Inc.	550,916	63,355,340
Exxon Mobil Corp.	3,014,023	263,124,208
Gazprom PJSC	539,890	1,375,578
Gazprom PJSC, ADR	5,090,610	25,605,768
Gazprom PJSC, ADR, OTC	155,011	771,955
LUKOIL PJSC	20,328	1,346,860
LUKOIL PJSC, ADR	392,859	25,936,551
Marathon Oil Corp.	794,344	14,449,117
Noble Energy, Inc.	496,465	15,152,112

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp.	672,630	50,427,071
PetroChina Co. Ltd., Class H	19,218,000	15,233,953
Petroleo Brasileiro SA (Preference)*	4,163,900	25,901,524
Pioneer Natural Resources Co.(a)	160,150	29,293,037
Repsol SA	1,240,717	23,423,919
Royal Dutch Shell plc, Class A	4,141,479	145,026,231
Statoil ASA(a)	1,051,024	24,645,248
Suncor Energy, Inc.	1,559,861	56,655,179
TOTAL SA	2,338,190	135,838,435
Woodside Petroleum Ltd.	663,021	17,781,507

		1,582,299,810

Paper & Forest Products - 3.1%
Canfor Corp.*	204,992	4,820,491
Century Plyboards India Ltd.	166,556	840,980
Corticeira Amorim SGPS SA	51,248	660,128
Duratex SA	960,900	3,094,832
Interfor Corp.*	195,383	3,712,253
Mondi plc	1,162,689	31,034,353
Oji Holdings Corp.	2,836,000	19,408,108
Stella-Jones, Inc.	131,323	5,543,643
Stora Enso OYJ, Class R	1,780,868	30,659,895
UPM-Kymmene OYJ	1,639,936	55,445,670
West Fraser Timber Co. Ltd.(a)	185,774	13,031,512
Western Forest Products, Inc.	1,329,245	3,098,700

		171,350,565

Trading Companies & Distributors - 2.1%
Marubeni Corp.	11,210,500	84,031,250
Mitsui & Co. Ltd.	1,712,000	30,019,404

		114,050,654

Water Utilities - 3.1%
Aguas Andinas SA, Class A	10,121,480	6,834,868
American States Water Co.(a)	112,105	6,190,438
American Water Works Co., Inc.	554,119	46,086,077
Aqua America, Inc.(a)	541,307	19,600,726
California Water Service Group(a)	144,135	5,866,294
Cia de Saneamento Basico do Estado de Sao Paulo*	960,900	11,038,236
Cia de Saneamento de Minas Gerais-COPASA	190,800	2,717,151
Cia de Saneamento do Parana (Preference)	960,900	3,219,233
Guangdong Investment Ltd.	9,483,576	14,113,601
Pennon Group plc	1,332,448	13,616,088
Severn Trent plc	765,517	21,265,868
United Utilities Group plc	2,200,461	23,093,241

		173,641,821

TOTAL COMMON STOCKS (Cost $4,620,704,898)		5,514,170,660

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 1.5%
BANK NOTES - 0.0%(c)
Bank of America NA, Charlotte (ICE LIBOR USD 1 Month + 0.16%), 1.71%, 7/10/2018(d) (Cost $2,000,000)	2,000,000	2,000,000

CERTIFICATES OF DEPOSIT - 0.8%
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.14%), 1.60%, 5/24/2018(d)	2,000,000	1,999,780
Barclays Bank plc, New York (ICE LIBOR USD 1 Month + 0.27%), 1.87%, 8/3/2018(d)	2,000,000	2,000,000
Credit Suisse, New York (ICE LIBOR USD 1 Month + 0.19%), 1.75%, 4/16/2018(d)	4,000,000	4,000,212
Mitsubishi UFJ Trust & Banking Corp., New York (ICE LIBOR USD 1 Month + 0.19%), 1.75%, 3/8/2018(d)	2,000,000	2,000,000
Mizuho Bank Ltd., New York (ICE LIBOR USD 1 Month + 0.18%), 1.74%, 3/7/2018(d)	1,000,000	1,000,000
(ICE LIBOR USD 1 Month + 0.20%), 1.75%, 4/11/2018(d)	2,000,000	2,000,798
National Bank of Canada, New York (ICE LIBOR USD 1 Month + 0.12%), 1.68%, 3/16/2018(d)	2,000,000	2,000,000
Natixis SA, New York 1.65%, 3/12/2018	3,000,000	3,000,000
Norinchukin Bank, New York (ICE LIBOR USD 1 Month + 0.16%), 1.72%, 4/17/2018(d)	4,000,000	4,000,032
OCBC, New York (ICE LIBOR USD 1 Month + 0.13%), 1.69%, 3/20/2018(d)	1,500,000	1,500,000
Standard Chartered, New York (ICE LIBOR USD 1 Month + 0.20%), 1.77%, 5/1/2018(d)	3,500,000	3,500,056
State Street Bank & Trust (ICE LIBOR USD 1 Month + 0.12%), 1.68%, 5/8/2018(d)	4,000,000	3,999,772

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT - (continued)
Sumitomo Mitsui Trust Bank Ltd., London (ICE LIBOR USD 1 Month + 0.23%), 1.79%, 5/17/2018(d)	2,000,000	1,998,240
Sumitomo Mitsui Trust Bank Ltd., New York (ICE LIBOR USD 1 Month + 0.19%), 1.75%, 4/26/2018(d)	1,500,000	1,500,085
Swedbank, New York 1.42%, 2/7/2018	2,000,000	2,000,000
The Sumitomo Bank Ltd., New York (ICE LIBOR USD 1 Month + 0.19%), 1.76%, 4/11/2018(d)	2,000,000	2,000,136
(ICE LIBOR USD 1 Month + 0.23%), 1.79%, 8/22/2018(d)	1,000,000	999,878
Wells Fargo Bank (San Francisco) NA (ICE LIBOR USD 3 Month + 0.14%), 1.89%, 10/26/2018(d)	3,000,000	3,002,990

TOTAL CERTIFICATES OF DEPOSIT (Cost $42,499,965)		42,501,979

COMMERCIAL PAPER - 0.2%
Bank of China, Hong Kong Branch 1.91%, 2/12/2018	3,000,000	2,998,258
Industrial & Commercial Bank of China Ltd., New York Branch 2.09%, 2/20/2018(e)	1,500,000	1,498,353
ING (US) Funding LLC (ICE LIBOR USD 1 Month + 0.19%), 1.74%, 8/10/2018(d)	4,000,000	3,999,552
Sinopec Century Bright Capital Investment Ltd. 1.77%, 3/1/2018(f)	3,000,000	2,995,870
Union Bank of Switzerland (ICE LIBOR USD 1 Month + 0.21%), 1.78%, 5/2/2018(d)(e)	2,000,000	2,000,178

TOTAL COMMERCIAL PAPER (Cost $13,492,481)		13,492,211

FUNDING AGREEMENTS - 0.1%
United of Omaha Life Insurance (ICE LIBOR USD 3 Month + 0.12%), 1.71%, 3/2/2018(d) (Cost $3,000,000)	3,000,000	3,000,000

REPURCHASE AGREEMENTS - 0.4%
Citigroup Global Markets, Inc., 1.33%, dated 1/31/2018, due 2/1/2018, repurchase price $16,365,515, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 3.63%, maturing 7/5/2018 - 3/31/2020; total market value $16,639,680	16,364,910	16,364,910

Investments	Principal Amount ($)	Value ($)
REPURCHASE AGREEMENTS - (continued)
ML Pierce Fenner & Smith, Inc., 1.97%, dated 1/31/2018, due 5/3/2018, repurchase price $8,040,275, collateralized by various Common Stocks; total market value $8,804,702	8,000,000	8,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,364,910)		24,364,910

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $85,357,356)		85,359,100

Total Investments - 100.8% (Cost $4,706,062,254)		5,599,529,760
Liabilities Less Other Assets - (0.8%)		(44,667,392)

Net Assets - 100.0%		5,554,862,368

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $231,425,471, collateralized in the form of cash with a value of $85,345,188 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $18,614,880 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 8, 2018 – November 15, 2047 and $140,628,624 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 23, 2018 – September 20, 2117; a total value of $244,588,692.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2018. The total value of securities purchased was $85,359,100.
(c)	Represents less than 0.05% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2018.
(e)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.
(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2018 (Unaudited)

Abbreviations

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2018 (Unaudited)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	102	03/16/2018	GBP	$10,830,816	$48,374
FTSE/JSE Top 40 Index	26	03/15/2018	ZAR	1,157,302	19,531
Hang Seng Index	3	02/27/2018	HKD	629,883	(1,682)
MSCI Emerging Markets E-Mini Index	14	03/16/2018	USD	880,460	105,002
S&P Midcap 400 E-Mini Index	32	03/16/2018	USD	6,253,440	224,579
S&P/TSX 60 Index	105	03/15/2018	CAD	16,141,338	(27,657)
SPI 200 Index	46	03/15/2018	AUD	5,569,582	(13,429)

					$354,718

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of January 31, 2018:

Contracts to Receive			Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD		4,262,501	BNP Paribas SA	USD		3,267,319	03/21/2018	$183,706
AUD		510,414	Goldman Sachs & Co.	USD		400,000	03/21/2018	13,243
BRL	*	1,917,380	Goldman Sachs & Co.	USD		569,276	03/21/2018	33,264
CAD		623,456	Goldman Sachs & Co.	USD		500,000	03/21/2018	8,448
CAD		3,931,204	Morgan Stanley	USD		3,059,671	03/21/2018	146,356
EUR		249,032	Citibank NA	USD		300,000	03/21/2018	11,174
EUR		905,361	Morgan Stanley	USD		1,076,582	03/21/2018	54,698
GBP		442,287	JPMorgan Chase Bank	USD		600,000	03/21/2018	30,083
GBP		5,109,813	Societe Generale	USD		6,881,556	03/21/2018	397,888
INR	*	495,000	Toronto-Dominion Bank (The)	USD		7,632	03/21/2018	106
NOK		3,443,229	Goldman Sachs & Co.	USD		416,739	03/21/2018	32,464
RUB	*	22,660,246	Morgan Stanley	USD		380,520	03/21/2018	19,777
SGD		339,844	Morgan Stanley	USD		252,635	03/21/2018	7,196
JPY		15,307,178	Toronto-Dominion Bank (The)	USD		135,000	03/22/2018	5,616

Total unrealized appreciation								$944,019

USD		1,440,000	Toronto-Dominion Bank (The)	AUD		1,879,062	03/21/2018	$(81,334)
USD		750,000	Morgan Stanley	BRL	*	2,455,950	03/21/2018	(21,787)
USD		2,360,000	Toronto-Dominion Bank (The)	CAD		3,028,857	03/21/2018	(110,132)
USD		982,191	Morgan Stanley	CHF		961,534	03/21/2018	(55,920)
USD		1,250,000	Toronto-Dominion Bank (The)	EUR		1,045,637	03/21/2018	(56,560)
USD		2,900,000	Toronto-Dominion Bank (The)	GBP		2,166,314	03/21/2018	(186,133)
USD		400,000	Morgan Stanley	KRW	*	428,136,000	03/21/2018	(1,232)
USD		375,978	Bank of New York	JPY		42,039,417	03/22/2018	(10,207)

Total unrealized depreciation								$(523,305)

Net unrealized appreciation								$420,714

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2018 (Unaudited)

Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

NOK — Norwegian Krone

RUB — Russian Ruble

SGD — Singapore Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

January 31, 2018 (Unaudited)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2018:

Australia	7.3%
Brazil	2.8
Canada	11.7
Chile	0.1
China	1.4
Finland	1.6
France	3.6
Germany	0.6
India	1.2
Indonesia	0.2
Israel	0.3
Italy	0.8
Japan	3.4
Malaysia	0.9
Mexico	0.7
New Zealand	0.6
Norway	3.2
Philippines	0.1
Portugal	0.0 †
Russia	1.8
Singapore	1.3
South Africa	0.3
South Korea	0.7
Spain	0.4
Sweden	0.6
Thailand	0.3
United Kingdom	16.9
United States	36.5
Other[1]	0.7

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.4%
Air Freight & Logistics - 3.7%
bpost SA	55,578	1,854,148
CTT-Correios de Portugal SA(a)	73,986	317,980
Deutsche Post AG (Registered)	511,530	24,259,669
Oesterreichische Post AG	14,514	693,219
PostNL NV(a)	233,994	1,171,822
Royal Mail plc	504,096	3,365,609
Singapore Post Ltd.(a)	743,400	732,498

		32,394,945

Commercial Services & Supplies - 3.1%
Better World Green PCL, NVDR	2,407,200	100,684
China Everbright International Ltd.	1,416,000	2,165,245
Clean Harbors, Inc.*(a)	9,204	509,349
Cleanaway Co. Ltd.	46,000	270,676
Cleanaway Waste Management Ltd.	1,200,939	1,405,205
Daiseki Co. Ltd.	22,400	668,994
Republic Services, Inc.	45,312	3,117,466
Shanghai Youngsun Investment Co. Ltd., Class B*^(b)	57,800	168,892
Stericycle, Inc.*(a)	14,160	1,067,098
Waste Connections, Inc.	140,538	10,126,388
Waste Management, Inc.	86,730	7,669,534

		27,269,531

Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	7,009,200	882,640

Diversified Telecommunication Services - 15.3%
AT&T, Inc.	1,062,354	39,785,157
BCE, Inc.	152,220	7,136,728
BT Group plc	1,541,670	5,600,311
Cellnex Telecom SA(c)	28,320	767,332
CenturyLink, Inc.(a)	186,204	3,316,293
Chunghwa Telecom Co. Ltd.	708,000	2,635,673
Deutsche Telekom AG (Registered)	558,612	9,829,459
Infrastrutture Wireless Italiane SpA(c)	49,914	362,201
Nippon Telegraph & Telephone Corp.	247,800	11,784,433
Telefonica SA	800,040	8,225,351
Telesites SAB de CV*	318,600	239,537
Telstra Corp. Ltd.	2,065,590	6,138,484
Verizon Communications, Inc.	705,168	38,128,434

		133,949,393

Electric Utilities - 12.5%
American Electric Power Co., Inc.	96,642	6,647,037
Duke Energy Corp.	138,060	10,837,710
Edison International	61,596	3,851,598
Enel SpA	2,948,820	18,771,546
Exelon Corp.	187,266	7,211,614
Iberdrola SA	2,206,128	18,023,246
Iberdrola SA*(b)	47,959	391,807
NextEra Energy, Inc.	92,040	14,580,977

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
PG&E Corp.	97,350	4,130,560
PPL Corp.	128,856	4,106,641
Southern Co. (The)(a)	195,054	8,798,886
SSE plc	399,312	7,407,494
Xcel Energy, Inc.	101,952	4,653,089

		109,412,205

Equity Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.	73,632	10,875,446
CoreCivic, Inc.	24,780	575,144
Crown Castle International Corp.	69,738	7,864,354
CyrusOne, Inc.(a)	13,806	796,468
Digital Realty Trust, Inc.(a)	35,400	3,963,030
Equinix, Inc.	13,452	6,123,216
GEO Group, Inc. (The)	25,488	574,755
Keppel DC REIT(a)	177,000	193,332
SBA Communications Corp.*	20,886	3,644,607

		34,610,352

Gas Utilities - 0.4%
APA Group	369,930	2,414,379
Petronas Gas Bhd.	177,000	812,854

		3,227,233

Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc.*(a)	12,036	410,187
Bangkok Dusit Medical Services PCL, NVDR	5,664,000	3,906,207
Bumrungrad Hospital PCL, NVDR	212,400	1,329,195
Encompass Health Corp.	18,408	974,151
HCA Healthcare, Inc.*	58,056	5,872,945
Healthscope Ltd.(a)	945,888	1,478,250
IHH Healthcare Bhd.	1,203,600	1,855,849
Life Healthcare Group Holdings Ltd.	690,639	1,586,746
LifePoint Health, Inc.*(a)	4,248	210,064
Netcare Ltd.	812,076	1,781,626
Ramsay Health Care Ltd.	73,278	4,055,674
Spire Healthcare Group plc(c)	121,776	422,539
Tenet Healthcare Corp.*(a)	20,886	394,328
Universal Health Services, Inc., Class B	17,700	2,150,550

		26,428,311

Industrial Conglomerates - 0.1%
Beijing Enterprises Holdings Ltd.	177,000	1,087,375

Media - 6.3%
Altice NV, Class A*(a)	77,880	839,797
Charter Communications, Inc., Class A*	33,630	12,686,917
Comcast Corp., Class A	819,510	34,853,760
DISH Network Corp., Class A*	40,356	1,892,696
Liberty Global plc, Class C*	102,660	3,671,122
Sirius XM Holdings, Inc.(a)	259,128	1,583,272

		55,527,564

Multi-Utilities - 7.6%
Consolidated Edison, Inc.	60,180	4,836,065
Dominion Energy, Inc.(a)	124,608	9,525,036
Engie SA	703,044	12,243,922

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multi-Utilities - (continued)
National Grid plc	1,308,384	14,972,147
Public Service Enterprise Group, Inc.	101,244	5,251,526
Sempra Energy(a)	49,560	5,303,911
Suez	192,930	2,886,514
Veolia Environnement SA	304,794	7,704,055
WEC Energy Group, Inc.	61,950	3,983,385

		66,706,561

Oil, Gas & Consumable Fuels - 8.8%
Enagas SA	88,146	2,410,283
Enbridge Income Fund Holdings, Inc.(a)	44,958	1,025,695
Enbridge, Inc.	631,536	23,179,742
Inter Pipeline Ltd.(a)	145,140	2,789,584
Keyera Corp.	72,216	2,037,246
Kinder Morgan, Inc.(a)	392,940	7,065,061
Koninklijke Vopak NV(a)	21,240	962,870
ONEOK, Inc.	73,632	4,333,979
Pembina Pipeline Corp.	193,284	6,605,859
Plains GP Holdings LP, Class A	31,152	662,915
Polskie Gornictwo Naftowe i Gazownictwo SA	617,730	1,216,106
Snam SpA	859,512	4,196,219
TransCanada Corp.	334,530	15,441,524
Williams Cos., Inc. (The)	163,548	5,133,772

		77,060,855

Road & Rail - 17.9%
Aurizon Holdings Ltd.	1,037,574	3,932,021
Canadian National Railway Co.	346,212	27,818,869
Canadian Pacific Railway Ltd.	77,526	14,391,141
Central Japan Railway Co.	109,300	20,677,431
CSX Corp.	175,584	9,967,904
East Japan Railway Co.	205,900	20,457,015
Hankyu Hanshin Holdings, Inc.	141,600	5,701,360
Kansas City Southern	21,240	2,402,881
Keikyu Corp.	141,600	2,789,061
Keisei Electric Railway Co. Ltd.	93,200	3,154,908
MTR Corp. Ltd.	813,132	4,657,489
Norfolk Southern Corp.	56,640	8,545,843
Tobu Railway Co. Ltd.	106,200	3,565,783
Union Pacific Corp.	154,698	20,652,183
West Japan Railway Co.	106,200	7,954,663

		156,668,552

Transportation Infrastructure - 9.0%
Abertis Infraestructuras SA	368,868	8,969,778
Aena SME SA(c)	39,294	8,588,365
Aeroports de Paris	15,930	3,320,035
Airports of Thailand PCL, NVDR	2,336,400	5,221,839
Atlantia SpA	248,862	8,271,329
Auckland International Airport Ltd.	496,308	2,459,191
Bangkok Expressway & Metro PCL, NVDR	4,212,600	1,042,390
CCR SA	637,200	3,152,852
China Merchants Port Holdings Co. Ltd.	708,000	1,873,770
COSCO SHIPPING Ports Ltd.	708,000	741,361
Flughafen Zurich AG (Registered)	10,266	2,619,509
Getlink SE	238,950	3,363,693

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	212,400	2,224,364
International Container Terminal Services, Inc.	870,840	1,926,712
Jiangsu Expressway Co. Ltd., Class H	708,000	1,091,675
Macquarie Atlas Roads Group(a)	316,122	1,469,324
Promotora y Operadora de Infraestructura SAB de CV	116,820	1,199,447
Qube Holdings Ltd.(a)	757,206	1,575,789
Sydney Airport	1,196,874	6,600,039
Transurban Group	1,186,849	11,551,832
Westports Holdings Bhd.	495,600	445,026
Westshore Terminals Investment Corp.	27,966	573,749

		78,282,069

Water Utilities - 2.4%
Aguas Andinas SA, Class A	1,275,816	861,537
American Water Works Co., Inc.	34,692	2,885,334
Aqua America, Inc.	34,338	1,243,379
Beijing Enterprises Water Group Ltd.(a)	2,832,000	2,038,517
Cia de Saneamento Basico do Estado de Sao Paulo*	177,000	2,033,269
Cia de Saneamento do Parana (Preference)	141,600	474,392
Guangdong Investment Ltd.	1,416,000	2,107,313
Pennon Group plc	206,736	2,112,604
Severn Trent plc	121,776	3,382,906
United Utilities Group plc	347,628	3,648,262

		20,787,513

Wireless Telecommunication Services - 5.2%
China Mobile Ltd.	965,000	10,191,077
KDDI Corp.	307,400	7,752,941
SoftBank Group Corp.	150,500	12,381,384
Vodafone Group plc	4,634,568	14,802,459

		45,127,861

TOTAL COMMON STOCKS (Cost $759,728,372)		869,422,960

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(d) - 4.1%
CERTIFICATES OF DEPOSIT - 0.6%
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.14%), 1.60%, 5/24/2018(e)	1,000,000	999,890
Credit Suisse, New York (ICE LIBOR USD 1 Month + 0.19%), 1.75%, 4/16/2018(e)	500,000	500,027
Natixis SA, New York 1.65%, 3/12/2018	1,000,000	1,000,000
OCBC, New York (ICE LIBOR USD 1 Month + 0.13%), 1.69%, 3/20/2018(e)	1,000,000	1,000,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT - (continued)
Sumitomo Mitsui Trust Bank Ltd., London (ICE LIBOR USD 1 Month + 0.23%), 1.79%, 5/17/2018(e)	1,000,000	999,120
Swedbank, New York 1.42%, 2/7/2018	1,000,000	1,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $5,500,000)		5,499,037

COMMERCIAL PAPER - 0.4%
ING (US) Funding LLC (ICE LIBOR USD 1 Month + 0.19%), 1.74%, 8/10/2018(e)	1,000,000	999,888
Sinopec Century Bright Capital Investment Ltd. 1.77%, 3/1/2018(f)	998,476	998,623
Union Bank of Switzerland (ICE LIBOR USD 1 Month + 0.21%), 1.78%, 5/2/2018(e)(g)	1,000,000	1,000,089

TOTAL COMMERCIAL PAPER (Cost $2,998,623)		2,998,600

REPURCHASE AGREEMENTS - 3.1%
Citigroup Global Markets, Inc., 1.60%, dated 1/31/2018, due 2/1/2018, repurchase price $2,000,089, collateralized by various Common Stocks; total market value $2,202,438	2,000,000	2,000,000
Citigroup Global Markets, Inc., 1.33%, dated 1/31/2018, due 2/1/2018, repurchase price $23,342,399, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 3.63%, maturing 7/5/2018 - 3/31/2020; total market value $23,733,447	23,341,537	23,341,537
ML Pierce Fenner & Smith, Inc., 1.97%, dated 1/31/2018, due 5/3/2018, repurchase price $2,010,069, collateralized by various Common Stocks; total market value $2,201,176	2,000,000	2,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,341,537)		27,341,537

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $35,840,160)		35,839,174

Total Investments — 103.5% (Cost $795,568,532)		905,262,134
Liabilities Less Other Assets — (3.5%)		(30,769,326)

Net Assets — 100.0%		874,492,808

*	Non-income producing security.
^	Security subject to restrictions on resale.
(a)

The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $41,101,488, collateralized in the form of cash with a value of $35,840,013 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,817,715 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 8, 2018 – May 15, 2047 and $4,682,330 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 23, 2018 – September 20, 2117; a total value of $42,340,058.

(b)

Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2018 amounted to $560,699, which represents approximately 0.06% of net assets of the Fund.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2018. The total value of securities purchased was $35,839,174.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2018.
(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(g)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2018 (Unaudited)

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	15	03/16/2018	EUR	$672,705	$4,294
FTSE 100 Index	4	03/16/2018	GBP	424,738	(5,346)
S&P 500 E-Mini Index	18	03/16/2018	USD	2,543,220	123,538
S&P/TSX 60 Index	4	03/15/2018	CAD	614,908	(5,594)
TOPIX Index	4	03/08/2018	JPY	674,087	6,923

					$123,815

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of January 31, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	252,576	BNP Paribas SA	USD	193,606	03/21/2018	$10,886
CAD	158,203	JPMorgan Chase Bank	USD	126,000	03/21/2018	3,020
CAD	741,932	Morgan Stanley	USD	577,449	03/21/2018	27,622
EUR	112,943	Bank of New York	USD	136,000	03/21/2018	5,126
EUR	151,440	JPMorgan Chase Bank	USD	183,000	03/21/2018	6,230
EUR	503,001	Morgan Stanley	USD	598,128	03/21/2018	30,389
JPY	23,118,622	Citibank NA	USD	208,000	03/22/2018	4,373
JPY	21,415,565	Toronto-Dominion Bank (The)	USD	190,000	03/22/2018	6,729

Total unrealized appreciation						$94,375

USD	300,000	Bank of Montreal	AUD	384,176	03/21/2018	$(11,038)
USD	98,000	Toronto-Dominion Bank (The)	AUD	127,881	03/21/2018	(5,535)
USD	510,000	Toronto-Dominion Bank (The)	CAD	654,541	03/21/2018	(23,800)
USD	294,000	JPMorgan Chase Bank	EUR	239,138	03/21/2018	(4,811)
USD	631,000	Toronto-Dominion Bank (The)	EUR	527,837	03/21/2018	(28,551)
USD	5,331	Societe Generale	GBP	3,958	03/21/2018	(308)
USD	402,000	Toronto-Dominion Bank (The)	GBP	298,641	03/21/2018	(23,445)
USD	20,062	Bank of New York	JPY	2,243,247	03/22/2018	(545)

Total unrealized depreciation						$(98,033)

Net unrealized depreciation						$(3,658)

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

January 31, 2018 (Unaudited)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2018:

Australia	4.6%
Austria	0.1
Belgium	0.2
Brazil	0.7
Canada	12.7
Chile	0.1
China	2.5
France	3.4
Germany	3.9
Hong Kong	0.5
Italy	3.6
Japan	11.1
Malaysia	0.4
Mexico	0.4
Netherlands	0.3
New Zealand	0.3
Philippines	0.3
Poland	0.1
Portugal	0.0 †
Singapore	0.1
South Africa	0.4
Spain	5.4
Switzerland	0.3
Taiwan	0.3
Thailand	1.3
United Kingdom	6.4
United States	40.0
Other[1]	0.6

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.5%
Commercial Services & Supplies - 0.0%(a)
IWG plc	27,132	102,477

Diversified Financial Services - 0.2%
Corp. Financiera Alba SA	10,332	647,416

Equity Real Estate Investment Trusts (REITs) - 72.7%
Abacus Property Group	208,488	611,140
AEON REIT Investment Corp.(b)	672	735,688
Alexander & Baldwin, Inc.	4,135	109,660
American Homes 4 Rent, Class A	68,208	1,418,044
Apple Hospitality REIT, Inc.	111,636	2,175,786
AvalonBay Communities, Inc.	65,856	11,221,862
Axiare Patrimonio SOCIMI SA	34,272	750,567
Beni Stabili SpA SIIQ	705,852	655,529
Big Yellow Group plc	77,364	954,384
BWP Trust(b)	288,960	701,956
Camden Property Trust	8,820	763,459
Canadian Apartment Properties REIT	37,884	1,116,588
Champion REIT	1,008,000	748,772
Charter Hall Group	109,704	524,114
Chesapeake Lodging Trust(b)	32,592	892,043
Columbia Property Trust, Inc.	64,596	1,414,006
CoreSite Realty Corp.(b)	13,860	1,501,315
Cousins Properties, Inc.(b)	163,044	1,467,396
DCT Industrial Trust, Inc.	36,960	2,187,662
Dexus	414,372	3,197,674
DiamondRock Hospitality Co.	107,268	1,261,472
Digital Realty Trust, Inc.	3,680	411,976
Dream Global REIT	49,644	502,975
Dream Office REIT	9,744	180,131
Duke Realty Corp.	175,392	4,632,103
EastGroup Properties, Inc.(b)	16,716	1,451,116
Equinix, Inc.	1,512	688,247
Equity Commonwealth*	74,592	2,231,047
Equity LifeStyle Properties, Inc.	40,572	3,502,175
Equity Residential	160,524	9,889,884
Essex Property Trust, Inc.	5,796	1,350,352
Eurocommercial Properties NV, CVA	23,856	1,128,713
First Industrial Realty Trust, Inc.(b)	61,992	1,913,073
Fonciere Des Regions	17,304	1,906,669
Four Corners Property Trust, Inc.	32,004	755,294
Frontier Real Estate Investment Corp.	18	75,196
Gecina SA	23,016	4,507,267
Getty Realty Corp.	25,536	670,065
Goodman Property Trust(b)	498,288	501,545
GPT Group (The)(b)	869,316	3,540,761
Granite REIT	15,372	634,376
Green REIT plc	434,112	860,946

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Grivalia Properties REIC AE	32,004	370,782
H&R REIT	41,748	715,281
Hansteen Holdings plc	519,624	1,049,282
Hersha Hospitality Trust(b)	1,260	23,373
Highwoods Properties, Inc.	53,424	2,557,941
Hispania Activos Inmobiliarios SOCIMI SA	53,844	1,130,233
Host Hotels & Resorts, Inc.	362,964	7,535,133
Investa Office Fund	264,936	950,376
Japan Logistics Fund, Inc.	3	5,659
Killam Apartment REIT(b)	42,672	470,945
Kilroy Realty Corp.	25,788	1,839,200
LaSalle Hotel Properties(b)	59,724	1,823,971
Liberty Property Trust	74,508	3,085,376
Link REIT	1,064,500	9,418,126
LTC Properties, Inc.	21,168	867,465
Mapletree Greater China Commercial Trust(c)	932,400	897,360
Mapletree Industrial Trust	604,800	979,358
MGM Growth Properties LLC, Class A(b)	30,492	855,606
Mirvac Group	1,504,020	2,679,336
Morguard REIT	29,148	321,689
National Health Investors, Inc.(b)	20,832	1,469,281
Nippon Accommodations Fund, Inc.	204	924,172
Nippon Building Fund, Inc.	39	209,015
Northview Apartment REIT	33,180	671,795
Park Hotels & Resorts, Inc.	76,944	2,224,451
Parkway Life REIT(b)	176,400	406,911
Pebblebrook Hotel Trust(b)	34,776	1,356,264
Piedmont Office Realty Trust, Inc., Class A	72,324	1,411,764
Potlatch Corp.	20,580	1,088,682
Precinct Properties New Zealand Ltd.	529,368	517,157
Prologis, Inc.	208,488	13,574,654
PS Business Parks, Inc.	10,584	1,292,412
Public Storage	2,016	394,652
Pure Industrial Real Estate Trust	126,756	834,811
Rayonier, Inc.	65,772	2,134,959
Retail Properties of America, Inc., Class A	51,240	617,442
RioCan REIT	71,568	1,405,284
RLJ Lodging Trust	49,308	1,140,001
Safestore Holdings plc	128,520	911,616
Scentre Group	1,893,024	6,361,436
Segro plc	490,140	4,052,379
Shopping Centres Australasia Property Group	436,212	794,751
Simon Property Group, Inc.	13,104	2,140,800
SmartCentres REIT	30,660	755,973
Summit Hotel Properties, Inc.	46,620	722,144
Sunlight REIT	672,000	469,969
Sunstone Hotel Investors, Inc.	117,012	1,971,652
Terreis(b)	5,628	316,901

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Terreno Realty Corp.	24,276	864,226
Unibail-Rodamco SE	12,600	3,242,887
UNITE Group plc (The)	131,040	1,485,173
Universal Health Realty Income Trust	9,576	637,283
Urstadt Biddle Properties, Inc., Class A	31,752	616,624
Ventas, Inc.	174,048	9,741,467
Welltower, Inc.	82,236	4,931,693
Wereldhave Belgium NV	2,520	285,675
Weyerhaeuser Co.	138,936	5,215,657
Workspace Group plc	64,176	944,556
Xenia Hotels & Resorts, Inc.	57,876	1,284,847

		192,740,936

Household Durables - 0.6%
Iida Group Holdings Co. Ltd.	78,600	1,556,086

Real Estate Management & Development - 25.0%
ADO Properties SA(c)	7,560	408,736
Aeon Mall Co. Ltd.	60,200	1,324,174
Alrov Properties and Lodgings Ltd.	11,004	454,023
CA Immobilien Anlagen AG(b)	36,540	1,126,157
CapitaLand Ltd.	1,276,800	3,744,968
City Developments Ltd.	184,800	1,871,714
CLS Holdings plc	137,004	458,816
Daejan Holdings plc	3,444	291,404
Daibiru Corp.	67,200	848,350
Daikyo, Inc.	35,000	739,728
Daito Trust Construction Co. Ltd.	33,600	5,868,572
Entra ASA(c)	54,852	833,180
Fabege AB	71,232	1,562,579
First Capital Realty, Inc.	78,792	1,321,067
Forestar Group, Inc.*(b)	37,296	910,022
Goldcrest Co. Ltd.	30,600	677,570
GuocoLand Ltd.	252,000	435,014
Heiwa Real Estate Co. Ltd.	38,500	757,620
Helical plc	24,276	109,606
Hemfosa Fastigheter AB	77,028	1,061,103
Henderson Land Development Co. Ltd.	597,300	4,177,270
HKR International Ltd.(b)	672,000	443,335
Ho Bee Land Ltd.	218,400	437,067
Hongkong Land Holdings Ltd.	596,400	4,294,080
Immofinanz AG*	408,744	1,049,956
Kenedix, Inc.(b)	142,800	907,913
Klovern AB, Class A	261,408	342,797
Kungsleden AB	44,520	316,279
Leopalace21 Corp.	126,000	1,044,661
Liu Chong Hing Investment Ltd.	252,000	431,736
Melcor Developments Ltd.	28,644	357,218
Nomura Real Estate Holdings, Inc.	62,800	1,502,758
Norstar Holdings, Inc.	16,884	332,273
Norwegian Property ASA	493,500	699,462
NTT Urban Development Corp.	75,600	988,330
Olav Thon Eiendomsselskap ASA	14,952	303,080
PATRIZIA Immobilien AG*	29,820	748,909
Raven Russia Ltd.*	382,284	271,813
Realogy Holdings Corp.	36,120	993,661

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Relo Group, Inc.	47,600	1,408,529
St Joe Co. (The)*(b)	43,512	818,026
St Modwen Properties plc	152,460	893,240
Swire Pacific Ltd., Class A	194,000	1,940,881
Swire Pacific Ltd., Class B	177,500	304,554
Swire Properties Ltd.	588,000	2,056,115
TAG Immobilien AG	62,664	1,240,432
Technopolis OYJ(b)	88,116	445,119
TOC Co. Ltd.	50,400	434,025
Tokyo Tatemono Co. Ltd.	109,200	1,751,722
Tokyu Fudosan Holdings Corp.	268,800	2,117,796
UOL Group Ltd.	235,275	1,644,337
Vonovia SE	33,432	1,653,839
Wallenstam AB, Class B	12,348	117,278
Wheelock & Co. Ltd.	323,000	2,529,422
Wihlborgs Fastigheter AB	37,548	916,411
Wing Tai Holdings Ltd.	411,600	760,825
Yanlord Land Group Ltd.	562,800	795,280

		66,274,832

TOTAL COMMON STOCKS (Cost $228,729,744)		261,321,747

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(d) - 1.0%
REPURCHASE AGREEMENTS - 1.0%
Citigroup Global Markets, Inc., 1.60%, dated 1/31/2018, due 2/1/2018, repurchase price $750,033, collateralized by various Common Stocks; total market value $825,914	750,000	750,000
Citigroup Global Markets, Inc., 1.33%, dated 1/31/2018, due 2/1/2018, repurchase price $1,926,288, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 3.63%, maturing 7/5/2018 - 3/31/2020; total market value $1,958,558	1,926,217	1,926,217

		2,676,217

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $2,676,217)		2,676,217

Total Investments — 99.5% (Cost $231,405,961)		263,997,964
Other Assets Less Liabilities — 0.5%		1,243,534

Net Assets — 100.0%		265,241,498

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2018 (Unaudited)

(b)

The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $10,161,518, collateralized in the form of cash with a value of $2,676,217 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,842,259 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 8, 2018 – May 15, 2047 and $3,994,371 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 23, 2018 – September 20, 2117; a total value of $10,512,847.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2018. The total value of securities purchased was $2,676,217.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
OYJ	Public Limited Company

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2018 (Unaudited)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	5	03/16/2018	EUR	$224,235	$4,042
FTSE 100 Index	2	03/16/2018	GBP	212,369	1,566
Hang Seng Index	2	02/27/2018	HKD	419,922	(1,121)
S&P 500 E-Mini Index	14	03/16/2018	USD	1,978,060	125,924
SGX Nikkei 225 Index	4	03/08/2018	JPY	423,343	5,741
SPI 200 Index	5	03/15/2018	AUD	605,389	(4,213)

					$131,939

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of January 31, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
EUR	154,754	Toronto-Dominion Bank (The)	USD	185,000	03/21/2018	$8,371
SGD	1,320,579	Morgan Stanley	USD	1,000,000	03/21/2018	9,662

Total unrealized appreciation						$18,033

HKD	783,523	Morgan Stanley	USD	100,534	03/21/2018	$(248)
USD	104,561	Morgan Stanley	EUR	87,931	03/21/2018	(5,312)
USD	150,000	Citibank NA	SGD	201,510	03/21/2018	(4,066)
USD	760,168	Morgan Stanley	SGD	1,022,578	03/21/2018	(21,654)

Total unrealized depreciation						$(31,280)

Net unrealized depreciation						$(13,247)

Abbreviations:

AUD — Australian Dollar

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

SGD — Singapore Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

January 31, 2018 (Unaudited)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2018:

Australia	7.3%
Austria	0.8
Belgium	0.1
Canada	3.5
Finland	0.2
France	3.8
Germany	1.5
Greece	0.1
Hong Kong	10.1
Ireland	0.3
Israel	0.3
Italy	0.3
Japan	9.0
Netherlands	0.4
New Zealand	0.4
Norway	0.7
Singapore	4.5
Spain	1.0
Sweden	1.6
United Kingdom	4.3
United States	48.3
Other[1]	1.5

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%
FlexShares Global Quality Real Estate Index Fund(a)	62,202	3,929,923
FlexShares Global Upstream Natural Resources Index Fund(a)	33,446	1,161,245
FlexShares STOXX Global Broad Infrastructure Index Fund(a)	102,494	5,068,318

TOTAL EXCHANGE TRADED FUNDS (Cost $9,625,994)		10,159,486

Total Investments — 100.0% (Cost $9,625,994)		10,159,486
Liabilities Less Other Assets —0.0%(b)		(113)

Net Assets — 100.0%		10,159,373

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.
(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

January 31, 2018 (Unaudited)

The underlying index of the FlexShares Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares Funds. The Schedules of Investments of the affiliated FlexShares Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ending January 31, 2018, was as follows:

Security	Value October 31, 2017	Purchases at Cost	Sales Proceeds	Shares January 31, 2018	Value January 31, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares Global Quality Real Estate Index Fund	$2,485,751	$1,432,466	$28,099	62,202	$3,929,923	$40,171	$38,539	$(366)
FlexShares Global Upstream Natural Resources Index Fund	680,722	408,831	7,616	33,446	1,161,245	79,195	3,178	113
FlexShares STOXX Global Broad Infrastructure Index Fund	3,151,901	1,830,888	36,433	102,494	5,068,318	122,155	31,781	(193)

	$6,318,374	$3,672,185	$72,148	198,142	$10,159,486	$241,521	$73,498	$(446)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%
Aerospace & Defense - 5.5%
Boeing Co. (The)	215,964	76,531,163
Lockheed Martin Corp.	96,841	34,364,029

		110,895,192

Banks - 5.6%
Bank of America Corp.	409,646	13,108,672
Citigroup, Inc.	91,699	7,196,538
JPMorgan Chase & Co.	214,250	24,782,297
Wells Fargo & Co.	1,028,400	67,648,152

		112,735,659

Beverages - 0.5%
Coca-Cola Co. (The)	103,697	4,934,940
PepsiCo, Inc.	43,707	5,257,952

		10,192,892

Biotechnology - 1.5%
AbbVie, Inc.	266,527	29,909,660

Capital Markets - 4.1%
Ameriprise Financial, Inc.	80,558	13,590,135
Eaton Vance Corp.	174,828	10,105,059
Federated Investors, Inc., Class B	402,790	13,968,757
Lazard Ltd., Class A	196,253	11,494,538
LPL Financial Holdings, Inc.	275,097	16,412,287
T. Rowe Price Group, Inc.	150,832	16,837,376

		82,408,152

Chemicals - 1.5%
Air Products & Chemicals, Inc.	10,284	1,731,517
Kronos Worldwide, Inc.	386,507	10,609,617
LyondellBasell Industries NV, Class A	142,262	17,048,678

		29,389,812

Communications Equipment - 1.2%
Cisco Systems, Inc.	286,238	11,890,326
InterDigital, Inc.	143,119	11,170,438

		23,060,764

Consumer Finance - 0.5%
Navient Corp.	689,885	9,830,861

Containers & Packaging - 0.9%
Greif, Inc., Class A(a)	173,114	10,234,500
Greif, Inc., Class B	104,554	6,654,862
Packaging Corp. of America	11,576	1,454,293

		18,343,655

Diversified Consumer Services - 0.3%
H&R Block, Inc.(a)	197,967	5,254,044

Diversified Telecommunication Services - 3.3%
AT&T, Inc.	122,551	4,589,535
CenturyLink, Inc.(a)	210,822	3,754,740
Verizon Communications, Inc.	1,059,252	57,273,755

		65,618,030

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - 2.3%
ALLETE, Inc.	149,118	10,802,108
Exelon Corp.	320,518	12,343,148
Hawaiian Electric Industries, Inc.	260,528	8,886,610
PG&E Corp.	199,681	8,472,465
Portland General Electric Co.	108,839	4,609,332

		45,113,663

Electrical Equipment - 0.7%
Emerson Electric Co.	201,395	14,546,761

Electronic Equipment, Instruments & Components - 1.7%
Avnet, Inc.	299,950	12,747,875
CDW Corp.	85,700	6,409,503
Jabil, Inc.	363,368	9,240,448
SYNNEX Corp.	47,135	5,784,879

		34,182,705

Equity Real Estate Investment Trusts (REITs) - 5.6%
Apple Hospitality REIT, Inc.	408,789	7,967,297
CoreCivic, Inc.	359,083	8,334,316
Hospitality Properties Trust	209,965	5,965,106
Host Hotels & Resorts, Inc.	563,049	11,688,897
Lamar Advertising Co., Class A(a)	140,548	10,119,456
LaSalle Hotel Properties(a)	315,376	9,631,583
Outfront Media, Inc.	421,644	9,444,825
Park Hotels & Resorts, Inc.	259,671	7,507,089
Public Storage	5,142	1,006,598
Retail Properties of America, Inc., Class A	616,183	7,425,005
Ryman Hospitality Properties, Inc.	105,411	8,069,212
Senior Housing Properties Trust	141,405	2,450,549
Simon Property Group, Inc.	39,422	6,440,372
Spirit Realty Capital, Inc.	365,939	2,989,722
Ventas, Inc.	117,409	6,571,382
VEREIT, Inc.	77,130	555,336
Welltower, Inc.	112,267	6,732,652
WP Carey, Inc.	2,574	166,821

		113,066,218

Food & Staples Retailing - 2.9%
CVS Health Corp.	2,571	202,312
Walmart, Inc.	551,051	58,742,037

		58,944,349

Gas Utilities - 0.4%
National Fuel Gas Co.	148,261	8,265,551

Health Care Providers & Services - 1.8%
Anthem, Inc.	44,564	11,045,187
McKesson Corp.	51,420	8,683,810
Patterson Cos., Inc.(a)	141,405	5,075,026
UnitedHealth Group, Inc.	45,421	10,754,784

		35,558,807

Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.	40,254	3,858,346
Las Vegas Sands Corp.	102,840	7,972,157
McDonald’s Corp.	28,281	4,840,010

		16,670,513

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Durables - 0.4%
Tupperware Brands Corp.	150,832	8,712,056

Household Products - 2.6%
Procter & Gamble Co. (The)	599,043	51,721,373

Independent Power and Renewable Electricity Producers - 0.4%
NRG Yield, Inc., Class C	370,224	6,997,234

Industrial Conglomerates - 3.8%
3M Co.	214,250	53,669,625
General Electric Co.	1,417,478	22,920,619

		76,590,244

Insurance - 1.9%
Aflac, Inc.	149,975	13,227,795
Erie Indemnity Co., Class A	62,561	7,429,744
First American Financial Corp.	46,332	2,736,831
Principal Financial Group, Inc.	212,536	14,367,434
Prudential Financial, Inc.	1,686	200,331

		37,962,135

Internet Software & Services - 0.3%
j2 Global, Inc.(a)	83,129	6,649,489

IT Services - 6.8%
Accenture plc, Class A	222,820	35,807,174
Broadridge Financial Solutions, Inc.	91,699	8,840,700
DST Systems, Inc.	125,979	10,502,869
Fidelity National Information Services, Inc.	103,697	10,614,425
International Business Machines Corp.	119,123	19,500,435
Jack Henry & Associates, Inc.	104,554	13,033,702
Paychex, Inc.	74,559	5,088,652
Science Applications International Corp.	120,837	9,262,156
Total System Services, Inc.	84,843	7,539,149
Visa, Inc., Class A	47,135	5,855,581
Western Union Co. (The)	547,623	11,385,082

		137,429,925

Media - 0.2%
Comcast Corp., Class A	37,708	1,603,721
Scripps Networks Interactive, Inc., Class A	29,505	2,596,145
Walt Disney Co. (The)	3,428	372,521

		4,572,387

Metals & Mining - 0.5%
Steel Dynamics, Inc.	232,247	10,544,014

Mortgage Real Estate Investment Trusts (REITs) - 1.3%
Annaly Capital Management, Inc.	697,598	7,352,683
Chimera Investment Corp.(a)	442,212	7,513,182
MFA Financial, Inc.	321,375	2,301,045
New Residential Investment Corp.	39,422	681,606
Two Harbors Investment Corp.	577,618	8,519,866

		26,368,382

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Mortgage Real Estate Investment Trusts (REITs) - (continued)
Multiline Retail - 2.2%
Kohl’s Corp.(a)	247,673	16,041,780
Macy’s, Inc.(a)	446,497	11,586,597
Nordstrom, Inc.(a)	164,544	8,113,665
Target Corp.	118,266	8,895,968

		44,638,010

Multi-Utilities - 1.5%
CenterPoint Energy, Inc.	269,098	7,583,182
MDU Resources Group, Inc.	419,930	11,119,746
Vectren Corp.	191,111	11,587,060

		30,289,988

Oil, Gas & Consumable Fuels - 8.0%
Cheniere Energy Partners LP Holdings LLC	195,396	5,562,924
Chevron Corp.	249,387	31,260,660
Delek US Energy, Inc.	133,848	4,669,957
Exxon Mobil Corp.	548,480	47,882,304
HollyFrontier Corp.	311,948	14,961,026
Occidental Petroleum Corp.	56,562	4,240,453
ONEOK, Inc.	43,758	2,575,596
PBF Energy, Inc., Class A(a)	411,360	13,299,269
Phillips 66	162,830	16,673,792
Plains GP Holdings LP, Class A	64,275	1,367,772
Targa Resources Corp.	27,424	1,316,352
Valero Energy Corp.	176,542	16,942,736

		160,752,841

Paper & Forest Products - 0.6%
Domtar Corp.(a)	243,388	12,500,408

Personal Products - 0.6%
Nu Skin Enterprises, Inc., Class A	166,258	11,943,975

Pharmaceuticals - 6.8%
Johnson & Johnson	157,688	21,790,905
Merck & Co., Inc.	934,130	55,347,203
Pfizer, Inc.	1,595,734	59,105,987

		136,244,095

Professional Services - 0.2%
Nielsen Holdings plc(a)	110,553	4,135,788

Semiconductors & Semiconductor Equipment - 3.8%
KLA-Tencor Corp.	106,268	11,668,226
Lam Research Corp.	53,991	10,340,356
Maxim Integrated Products, Inc.	133,692	8,155,212
MKS Instruments, Inc.(a)	61,704	6,312,319
QUALCOMM, Inc.	24,024	1,639,638
Texas Instruments, Inc.	353,941	38,816,710

		76,932,461

Software - 2.2%
Activision Blizzard, Inc.	220,249	16,327,058
CA, Inc.	204,823	7,342,905
Intuit, Inc.	59,990	10,072,321
SS&C Technologies Holdings, Inc.	194,539	9,781,421
Symantec Corp.	20,737	564,668

		44,088,373

Specialty Retail - 5.6%
Best Buy Co., Inc.	253,672	18,533,276

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Foot Locker, Inc.	226,248	11,120,089
Gap, Inc. (The)(a)	467,922	15,553,727
Home Depot, Inc. (The)	269,955	54,233,959
Office Depot, Inc.	2,089,366	6,790,440
Williams-Sonoma, Inc.(a)	113,124	5,795,343

		112,026,834

Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	334,230	55,960,129
HP, Inc.	728,450	16,987,454
NetApp, Inc.	128,550	7,905,825
Seagate Technology plc(a)	267,384	14,759,597
Xerox Corp.	186,826	6,376,371

		101,989,376

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	64,275	5,215,273

Tobacco - 1.7%
Altria Group, Inc.	389,935	27,428,028
Philip Morris International, Inc.	63,418	6,800,312

		34,228,340

Trading Companies & Distributors - 1.3%
Fastenal Co.(a)	220,249	12,104,885
WW Grainger, Inc.	53,134	14,328,114

		26,432,999

TOTAL COMMON STOCKS (Cost $1,538,949,989)		1,992,953,288

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(b) - 4.8%
BANK NOTES - 0.1%
Bank of America NA, Charlotte (ICE LIBOR USD 1 Month + 0.16%), 1.71%, 7/10/2018(c) (Cost $2,000,000)	2,000,000	2,000,000

CERTIFICATES OF DEPOSIT - 2.4%
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.14%), 1.60%, 5/24/2018(c)	3,000,000	2,999,670
Barclays Bank plc, New York (ICE LIBOR USD 1 Month + 0.27%), 1.87%, 8/3/2018(c)	3,000,000	3,000,000
Credit Agricole CIB, New York (ICE LIBOR USD 1 Month + 0.21%), 1.76%, 7/9/2018(c)	3,000,000	2,999,853
Credit Suisse, New York (ICE LIBOR USD 1 Month + 0.19%), 1.75%, 4/16/2018(c)	3,500,000	3,500,186
Mitsubishi UFJ Trust & Banking Corp., New York (ICE LIBOR USD 1 Month + 0.19%), 1.75%, 3/8/2018(c)	3,000,000	3,000,000

Investments	Principal Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT - (continued)
Mizuho Bank Ltd., New York (ICE LIBOR USD 1 Month + 0.20%), 1.75%, 4/11/2018(c)	1,500,000	1,500,598
(ICE LIBOR USD 1 Month + 0.20%), 1.76%, 4/19/2018(c)	3,000,000	3,000,929
National Bank of Canada, New York (ICE LIBOR USD 1 Month + 0.12%), 1.68%, 3/16/2018(c)	2,000,000	2,000,000
Natixis SA, New York 1.65%, 3/12/2018	4,000,000	4,000,000
OCBC, New York (ICE LIBOR USD 1 Month + 0.13%), 1.69%, 3/20/2018(c)	1,500,000	1,500,000
Standard Chartered, New York (ICE LIBOR USD 1 Month + 0.20%), 1.77%, 5/1/2018(c)	2,000,000	2,000,032
State Street Bank & Trust (ICE LIBOR USD 1 Month + 0.12%), 1.68%, 5/8/2018(c)	4,000,000	3,999,772
Sumitomo Mitsui Trust Bank Ltd., London (ICE LIBOR USD 1 Month + 0.23%), 1.79%, 5/17/2018(c)	3,000,000	2,997,360
Sumitomo Mitsui Trust Bank Ltd., New York (ICE LIBOR USD 1 Month + 0.19%), 1.75%, 4/26/2018(c)	1,000,000	1,000,057
Swedbank, New York 1.42%, 2/7/2018	3,000,000	3,000,000
The Chiba Bank Ltd., New York Branch 1.72%, 3/15/2018	2,000,000	2,000,000
The Sumitomo Bank Ltd., New York (ICE LIBOR USD 1 Month + 0.19%), 1.76%, 4/11/2018(c)	1,000,000	1,000,068
(ICE LIBOR USD 1 Month + 0.23%), 1.79%, 8/22/2018(c)	2,000,000	1,999,756
Wells Fargo Bank (San Francisco) NA (ICE LIBOR USD 3 Month + 0.14%), 1.89%, 10/26/2018(c)	2,000,000	2,001,993

TOTAL CERTIFICATES OF DEPOSIT (Cost $47,499,982)		47,500,274

COMMERCIAL PAPER - 0.8%
Bank of China, Hong Kong Branch 1.91%, 2/12/2018	4,000,000	3,997,678
Industrial & Commercial Bank of China Ltd., New York Branch 2.09%, 2/20/2018(d)	2,000,000	1,997,804

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
COMMERCIAL PAPER - (continued)
ING (US) Funding LLC (ICE LIBOR USD 1 Month + 0.19%), 1.74%, 8/10/2018(c)	2,000,000	1,999,776
Sinopec Century Bright Capital Investment Ltd. 1.77%, 3/1/2018(e)	4,000,000	3,994,493
Union Bank of Switzerland (ICE LIBOR USD 1 Month + 0.21%), 1.78%, 5/2/2018(c)(d)	4,000,000	4,000,356

TOTAL COMMERCIAL PAPER (Cost $15,989,975)		15,990,107

FUNDING AGREEMENTS - 0.2%
United of Omaha Life Insurance (ICE LIBOR USD 3 Month + 0.12%), 1.71%, 3/2/2018(c) (Cost $4,000,000)	4,000,000	4,000,000

REPURCHASE AGREEMENTS - 1.3%
Citigroup Global Markets, Inc., 1.33%, dated 1/31/2018, due 2/1/2018, repurchase price $18,354,112, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 3.63%, maturing 7/5/2018 - 3/31/2020; total market value $18,661,593	18,353,434	18,353,434
ML Pierce Fenner & Smith, Inc., 1.97%, dated 1/31/2018, due 5/3/2018, repurchase price $8,040,276, collateralized by various Common Stocks; total market value $8,804,702	8,000,000	8,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,353,434)		26,353,434

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $95,843,391)		95,843,815

Total Investments — 104.0% (Cost $1,634,793,380)		2,088,797,103
Liabilities Less Other Assets — (4.0%)		(81,241,457)

Net Assets—100.0%		2,007,555,646

(a)

The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $99,462,216, collateralized in the form of cash with a value of $95,827,177 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $5,912,416 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from February 8, 2018 – November 15, 2046 and $1,267,667 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 23, 2018 – July 22, 2068; a total value of $103,007,260.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2018. The total value of securities purchased was $95,843,815.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2018.
(d)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.
(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	US Dollar

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	102	03/16/2018	USD	$14,411,580	$855,981

Abbreviation:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.4%
Aerospace & Defense - 5.6%
Boeing Co. (The)	35,280	12,502,174
Lockheed Martin Corp.	16,704	5,927,414

		18,429,588

Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.(a)	12,528	1,145,811
United Parcel Service, Inc., Class B	19,584	2,493,435

		3,639,246

Banks - 6.2%
Bank of America Corp.	64,512	2,064,384
Bank of Hawaii Corp.(a)	18,576	1,554,254
Citigroup, Inc.	19,728	1,548,253
JPMorgan Chase & Co.	28,512	3,297,983
Wells Fargo & Co.	179,424	11,802,511

		20,267,385

Beverages - 0.5%
Coca-Cola Co. (The)	11,808	561,943
PepsiCo, Inc.	9,072	1,091,361

		1,653,304

Biotechnology - 0.1%
AbbVie, Inc.	2,304	258,555

Capital Markets - 0.6%
BGC Partners, Inc., Class A	1,152	16,485
MSCI, Inc.	10,656	1,483,635
Virtu Financial, Inc., Class A(a)	17,568	335,549

		1,835,669

Chemicals - 1.7%
Kronos Worldwide, Inc.	65,808	1,806,430
LyondellBasell Industries NV, Class A	23,760	2,847,398
Scotts Miracle-Gro Co. (The)	9,792	883,924

		5,537,752

Commercial Services & Supplies - 0.6%
Pitney Bowes, Inc.	22,320	314,935
Rollins, Inc.(a)	31,968	1,577,301

		1,892,236

Communications Equipment - 2.3%
Cisco Systems, Inc.	98,064	4,073,579
InterDigital, Inc.	21,312	1,663,402
Motorola Solutions, Inc.	17,712	1,761,635

		7,498,616

Consumer Finance - 0.1%
Navient Corp.	22,032	313,956

Containers & Packaging - 0.4%
Greif, Inc., Class B	21,024	1,338,178

Diversified Consumer Services - 0.6%
H&R Block, Inc.(a)	72,576	1,926,167

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - 4.9%
AT&T, Inc.	95,472	3,575,426
CenturyLink, Inc.	44,208	787,345
Verizon Communications, Inc.	218,160	11,795,911

		16,158,682

Electric Utilities - 2.7%
ALLETE, Inc.	11,088	803,215
American Electric Power Co., Inc.	20,448	1,406,413
Edison International	11,952	747,359
Exelon Corp.	45,648	1,757,905
Hawaiian Electric Industries, Inc.	59,040	2,013,854
PG&E Corp.	19,152	812,619
Portland General Electric Co.	16,272	689,119
Xcel Energy, Inc.	16,272	742,654

		8,973,138

Electrical Equipment - 0.8%
Emerson Electric Co.	36,576	2,641,884

Electronic Equipment, Instruments & Components - 2.1%
Avnet, Inc.	36,432	1,548,360
CDW Corp.	22,320	1,669,313
FLIR Systems, Inc.	21,024	1,076,639
Jabil, Inc.	69,984	1,779,693
SYNNEX Corp.	6,768	830,637

		6,904,642

Equity Real Estate Investment Trusts (REITs) - 6.1%
Apple Hospitality REIT, Inc.	95,184	1,855,136
CoreCivic, Inc.	60,768	1,410,425
DDR Corp.	26,496	215,148
EPR Properties	3,312	195,607
Gaming and Leisure Properties, Inc.	19,584	713,641
GEO Group, Inc. (The)	6,768	152,618
HCP, Inc.	17,568	423,038
Hospitality Properties Trust	30,240	859,118
LaSalle Hotel Properties(a)	62,784	1,917,423
Medical Properties Trust, Inc.	26,352	344,684
National Health Investors, Inc.	11,520	812,506
Outfront Media, Inc.	67,104	1,503,130
Park Hotels & Resorts, Inc.	62,208	1,798,433
Retail Properties of America, Inc., Class A	75,168	905,774
Ryman Hospitality Properties, Inc.	26,064	1,995,199
Senior Housing Properties Trust	23,760	411,761
Simon Property Group, Inc.	6,048	988,062
Spirit Realty Capital, Inc.	33,552	274,120
Ventas, Inc.	27,360	1,531,339
Welltower, Inc.(a)	15,696	941,289
WP Carey, Inc.	14,544	942,597

		20,191,048

Food & Staples Retailing - 3.0%
Walmart, Inc.	90,864	9,686,102

Food Products - 0.7%
Conagra Brands, Inc.	26,640	1,012,320
Hershey Co. (The)	12,528	1,382,214

		2,394,534

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Gas Utilities - 0.2%
ONE Gas, Inc.	9,792	693,567

Health Care Providers & Services - 3.7%
Aetna, Inc.	19,584	3,658,683
Anthem, Inc.	15,696	3,890,254
Cardinal Health, Inc.	1,584	113,715
UnitedHealth Group, Inc.	18,432	4,364,329

		12,026,981

Hotels, Restaurants & Leisure - 3.3%
Cracker Barrel Old Country Store, Inc.	10,368	1,829,745
Darden Restaurants, Inc.	11,952	1,145,599
Domino’s Pizza, Inc.(a)	7,200	1,561,320
Dunkin’ Brands Group, Inc.	27,792	1,796,753
Jack in the Box, Inc.	7,776	707,538
McDonald’s Corp.	22,464	3,844,489

		10,885,444

Household Durables - 0.1%
Tupperware Brands Corp.	7,920	457,459

Household Products - 2.7%
Clorox Co. (The)	8,208	1,162,991
Procter & Gamble Co. (The)	90,864	7,845,198

		9,008,189

Industrial Conglomerates - 0.1%
3M Co.	1,296	324,648
General Electric Co.	8,208	132,723

		457,371

Insurance - 2.7%
Aflac, Inc.	18,576	1,638,403
Assurant, Inc.	9,936	908,945
Axis Capital Holdings Ltd.	17,568	887,711
Erie Indemnity Co., Class A	12,672	1,504,927
First American Financial Corp.	17,568	1,037,742
FNF Group	32,688	1,274,178
ProAssurance Corp.	4,752	259,935
Reinsurance Group of America, Inc.	9,360	1,466,244

		8,978,085

Internet Software & Services - 0.2%
j2 Global, Inc.(a)	9,072	725,669

IT Services - 4.2%
Accenture plc, Class A	6,480	1,041,336
Amdocs Ltd.	15,552	1,063,757
Automatic Data Processing, Inc.	11,088	1,370,810
Broadridge Financial Solutions, Inc.	15,264	1,471,602
Fidelity National Information Services, Inc.	18,432	1,886,700
International Business Machines Corp.	17,136	2,805,163
Jack Henry & Associates, Inc.	13,968	1,741,251
Paychex, Inc.	7,344	501,228
Visa, Inc., Class A	4,032	500,895
Western Union Co. (The)	73,008	1,517,836

		13,900,578

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - 0.4%
Toro Co. (The)	19,152	1,257,329

Media - 0.3%
Comcast Corp., Class A	1,296	55,119
Walt Disney Co. (The)	7,056	766,775

		821,894

Mortgage Real Estate Investment Trusts (REITs) - 1.4%
AGNC Investment Corp.	12,240	229,990
Annaly Capital Management, Inc.	131,472	1,385,715
Chimera Investment Corp.	80,496	1,367,627
MFA Financial, Inc.	25,920	185,587
Two Harbors Investment Corp.	97,488	1,437,948

		4,606,867

Multiline Retail - 2.6%
Kohl’s Corp.(a)	39,456	2,555,565
Macy’s, Inc.(a)	73,584	1,909,505
Nordstrom, Inc.(a)	28,656	1,413,027
Target Corp.	34,848	2,621,267

		8,499,364

Multi-Utilities - 1.7%
CenterPoint Energy, Inc.	50,832	1,432,446
CMS Energy Corp.	18,432	824,832
Consolidated Edison, Inc.	14,688	1,180,328
DTE Energy Co.	10,656	1,125,700
WEC Energy Group, Inc.	16,848	1,083,326

		5,646,632

Oil, Gas & Consumable Fuels - 8.2%
Cheniere Energy Partners LP Holdings LLC	50,112	1,426,689
Chevron Corp.	34,560	4,332,096
Exxon Mobil Corp.	134,496	11,741,501
HollyFrontier Corp.	48,960	2,348,121
Occidental Petroleum Corp.	21,312	1,597,761
PBF Energy, Inc., Class A	66,528	2,150,850
Targa Resources Corp.	1,584	76,032
Valero Energy Corp.	32,832	3,150,887

		26,823,937

Paper & Forest Products - 0.6%
Domtar Corp.	40,176	2,063,439

Pharmaceuticals - 6.7%
Johnson & Johnson	25,344	3,502,288
Merck & Co., Inc.	139,392	8,258,976
Pfizer, Inc.	280,656	10,395,498

		22,156,762

Professional Services - 0.3%
Nielsen Holdings plc(a)	27,072	1,012,763

Semiconductors & Semiconductor Equipment - 4.3%
KLA-Tencor Corp.	15,552	1,707,610
Lam Research Corp.	3,456	661,893
Maxim Integrated Products, Inc.	20,448	1,247,328
MKS Instruments, Inc.(a)	13,968	1,428,927
NVIDIA Corp.	10,368	2,548,454
Texas Instruments, Inc.	60,336	6,617,049

		14,211,261

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - 2.2%
Activision Blizzard, Inc.	42,048	3,117,018
Blackbaud, Inc.	8,496	814,087
CA, Inc.	31,824	1,140,891
Intuit, Inc.	12,960	2,175,984
Pegasystems, Inc.	864	43,934

		7,291,914

Specialty Retail - 2.8%
Aaron’s, Inc.	28,800	1,177,632
Foot Locker, Inc.	46,080	2,264,832
Gap, Inc. (The)(a)	70,272	2,335,841
Home Depot, Inc. (The)	9,504	1,909,354
Williams-Sonoma, Inc.(a)	28,944	1,482,801

		9,170,460

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	55,872	9,354,649
HP, Inc.	113,184	2,639,451
Seagate Technology plc(a)	47,376	2,615,155
Western Digital Corp.	20,160	1,793,837
Xerox Corp.	37,728	1,287,656

		17,690,748

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	13,968	1,680,350
VF Corp.	16,704	1,355,363

		3,035,713

Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	34,704	491,409

Tobacco - 2.9%
Altria Group, Inc.	113,328	7,971,492
Philip Morris International, Inc.	9,504	1,019,114
Vector Group Ltd.	22,698	483,467

		9,474,073

Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc., Class A	18,864	1,770,952
WW Grainger, Inc.	8,496	2,291,032

		4,061,984

TOTAL COMMON STOCKS (Cost $258,246,893)		326,990,574

	Number of Rights
RIGHTS - 0.0%(b)
Food & Staples Retailing - 0.0%(b)
Safeway, Inc. (Casa Ley subsidiary), CVR*(c)	8,450	8,576
Safeway, Inc. (PDC subsidiary), CVR*(c)	8,450	269

TOTAL RIGHTS (Cost $–)		8,845

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 6.1%
CERTIFICATES OF DEPOSIT - 0.6%
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.14%), 1.60%, 5/24/2018(e)	500,000	499,945
Swedbank, New York
1.42%, 2/7/2018	750,000	750,000
The Chiba Bank Ltd., New York Branch
1.72%, 3/15/2018	1,000,000	1,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,250,000)		2,249,945

COMMERCIAL PAPER - 0.2%
Union Bank of Switzerland (ICE LIBOR USD 1 Month + 0.21%), 1.78%, 5/2/2018(e)(f) (Cost $500,000)	500,000	500,044

REPURCHASE AGREEMENTS - 5.3%
Citigroup Global Markets, Inc., 1.60%, dated 1/31/2018, due 2/1/2018, repurchase price $2,000,089, collateralized by various Common Stocks; total market value $2,202,438	2,000,000	2,000,000
Citigroup Global Markets, Inc., 1.33%, dated 1/31/2018, due 2/1/2018, repurchase price $14,432,934, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 3.63%, maturing 7/5/2018 - 3/31/2020; total market value $1,467,472,424	14,432,401	14,432,401
ML Pierce Fenner & Smith, Inc., 1.97%, dated 1/31/2018, due 5/3/2018, repurchase price $1,005,034, collateralized by various Common Stocks; total market value $1,100,588	1,000,000	1,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,432,401)		17,432,401

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $20,182,401)		20,182,390

Total Investments - 105.5% (Cost $278,429,294)		347,181,809
Liabilities Less Other Assets - (5.5%)		(18,030,227)

Net Assets - 100.0%		329,151,582

*	Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

January 31, 2018 (Unaudited)

(a)

The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $21,787,401, collateralized in the form of cash with a value of $20,182,401 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,855,436 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.00%, and maturity dates ranging from February 15, 2018 – November 15, 2047 and $434,791 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 23, 2018 – July 22, 2068; a total value of $22,472,628.

(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of January 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2018 amounted to $8,845, which represents approximately 0.00% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2018. The total value of securities purchased was $20,182,390.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2018.
(f)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

CVR	Contingent Value Rights
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	US Dollar

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	14	03/16/2018	USD	$1,978,060	$103,389

Abbreviation:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%
Aerospace & Defense - 3.6%
Boeing Co. (The)	6,162	2,183,628

Airlines - 0.6%
Delta Air Lines, Inc.	5,798	329,152

Banks - 9.0%
Bank of America Corp.	10,712	342,784
Citigroup, Inc.	6,630	520,322
JPMorgan Chase & Co.	21,372	2,472,099
Wells Fargo & Co.	31,252	2,055,757

		5,390,962

Beverages - 0.4%
Coca-Cola Co. (The)	2,678	127,446
PepsiCo, Inc.	910	109,473

		236,919

Biotechnology - 3.2%
AbbVie, Inc.	16,822	1,887,765

Capital Markets - 5.5%
Ameriprise Financial, Inc.	2,366	399,144
BlackRock, Inc.	416	233,709
Eaton Vance Corp.	5,798	335,124
Federated Investors, Inc., Class B	7,514	260,586
Franklin Resources, Inc.	5,434	230,456
Invesco Ltd.	3,146	113,665
Lazard Ltd., Class A	5,980	350,249
LPL Financial Holdings, Inc.	6,370	380,034
Morgan Stanley	10,764	608,704
T. Rowe Price Group, Inc.	3,354	374,407

		3,286,078

Chemicals - 2.3%
Chemours Co. (The)	624	32,211
Huntsman Corp.	9,178	317,283
Kronos Worldwide, Inc.	11,726	321,879
LyondellBasell Industries NV, Class A	3,198	383,248
Trinseo SA	4,108	338,705

		1,393,326

Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc.	4,316	60,899

Communications Equipment - 1.6%
Cisco Systems, Inc.	16,874	700,946
InterDigital, Inc.	3,666	286,131

		987,077

Consumer Finance - 0.5%
Navient Corp.	22,672	323,076

Containers & Packaging - 0.8%
Greif, Inc., Class A	2,028	119,895
Greif, Inc., Class B	3,120	198,588
Packaging Corp. of America	1,144	143,721

		462,204

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Consumer Services - 0.5%
H&R Block, Inc.	10,894	289,127

Diversified Telecommunication Services - 3.9%
AT&T, Inc.	3,614	135,344
CenturyLink, Inc.	6,630	118,080
Verizon Communications, Inc.	38,584	2,086,237

		2,339,661

Electric Utilities - 0.5%
Hawaiian Electric Industries, Inc.	338	11,529
PG&E Corp.	6,162	261,454

		272,983

Electrical Equipment - 0.8%
Emerson Electric Co.	6,682	482,641

Electronic Equipment, Instruments & Components - 1.5%
Avnet, Inc.	7,072	300,560
Belden, Inc.	2,392	202,770
CDW Corp.	4,056	303,348
SYNNEX Corp.	520	63,820

		870,498

Equity Real Estate Investment Trusts (REITs) - 6.2%
Apple Hospitality REIT, Inc.	15,470	301,510
CoreCivic, Inc.	9,542	221,470
Gaming and Leisure Properties, Inc.	234	8,527
GEO Group, Inc. (The)	3,276	73,874
Hospitality Properties Trust	9,568	271,827
Host Hotels & Resorts, Inc.	15,548	322,777
Iron Mountain, Inc.	2,080	72,862
Lamar Advertising Co., Class A	3,848	277,056
LaSalle Hotel Properties(a)	9,750	297,765
Liberty Property Trust	1,820	75,366
Outfront Media, Inc.	11,362	254,509
Park Hotels & Resorts, Inc.	9,750	281,873
RLJ Lodging Trust	14,508	335,425
Ryman Hospitality Properties, Inc.	4,160	318,448
Simon Property Group, Inc.	3,120	509,714
VEREIT, Inc.	1,326	9,547
Weyerhaeuser Co.	2,158	81,011

		3,713,561

Food & Staples Retailing - 2.0%
CVS Health Corp.	10,894	857,249
Walgreens Boots Alliance, Inc.	4,238	318,952
Walmart, Inc.	390	41,574

		1,217,775

Health Care Providers & Services - 0.6%
Patterson Cos., Inc.	5,616	201,558
UnitedHealth Group, Inc.	754	178,532

		380,090

Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp.	4,628	358,763
McDonald’s Corp.	416	71,194

		429,957

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Durables - 0.4%
Tupperware Brands Corp.	3,718	214,752

Household Products - 1.9%
Kimberly-Clark Corp.	3,874	453,258
Procter & Gamble Co. (The)	7,982	689,166

		1,142,424

Independent Power and Renewable Electricity Producers - 0.9%
NRG Yield, Inc., Class A	13,988	263,394
NRG Yield, Inc., Class C	13,858	261,916

		525,310

Industrial Conglomerates - 4.1%
3M Co.	5,720	1,432,860
General Electric Co.	63,960	1,034,233

		2,467,093

Insurance - 1.5%
Assured Guaranty Ltd.	7,046	250,767
Lincoln National Corp.	3,900	322,920
Principal Financial Group, Inc.	5,200	351,520

		925,207

Internet Software & Services - 0.1%
j2 Global, Inc.	936	74,871

IT Services - 6.5%
Accenture plc, Class A	6,942	1,115,579
Broadridge Financial Solutions, Inc.	3,432	330,879
DST Systems, Inc.	5,096	424,854
International Business Machines Corp.	3,328	544,794
Jack Henry & Associates, Inc.	2,418	301,428
Mastercard, Inc., Class A	52	8,788
Paychex, Inc.	1,482	101,146
Science Applications International Corp.	3,250	249,113
Total System Services, Inc.	3,926	348,864
Visa, Inc., Class A	1,196	148,579
Western Union Co. (The)	15,366	319,459

		3,893,483

Machinery - 0.3%
Cummins, Inc.	1,040	195,520

Media - 0.3%
Comcast Corp., Class A	962	40,914
TEGNA, Inc.	4,394	63,581
Walt Disney Co. (The)	806	87,588

		192,083

Metals & Mining - 0.8%
Nucor Corp.	2,236	149,723
United States Steel Corp.	9,152	342,376

		492,099

Mortgage Real Estate Investment Trusts (REITs) - 1.6%
AGNC Investment Corp.	780	14,656
Annaly Capital Management, Inc.	26,312	277,328
Chimera Investment Corp.	15,470	262,835

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Mortgage Real Estate Investment Trusts (REITs) - (continued)
MFA Financial, Inc.	9,724	69,624
New Residential Investment Corp.	3,978	68,780
Two Harbors Investment Corp.	17,888	263,848

		957,071

Multiline Retail - 2.4%
Kohl’s Corp.	7,072	458,053
Macy’s, Inc.(a)	14,248	369,736
Nordstrom, Inc.(a)	5,564	274,361
Target Corp.	4,784	359,852

		1,462,002

Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	9,906	279,151

Oil, Gas & Consumable Fuels - 7.8%
Cheniere Energy Partners LP Holdings LLC(a)	10,270	292,387
Chevron Corp.	8,814	1,104,835
Exxon Mobil Corp.	16,796	1,466,291
HollyFrontier Corp.	2,340	112,226
Murphy Oil Corp.(a)	10,972	352,201
PBF Energy, Inc., Class A	10,062	325,305
Phillips 66	5,070	519,168
Plains GP Holdings LP, Class A	104	2,213
Targa Resources Corp.	442	21,216
Valero Energy Corp.	4,732	454,130

		4,649,972

Paper & Forest Products - 0.5%
Domtar Corp.(a)	6,214	319,151

Pharmaceuticals - 6.5%
Johnson & Johnson	4,030	556,906
Merck & Co., Inc.	24,466	1,449,610
Pfizer, Inc.	50,804	1,881,780

		3,888,296

Semiconductors & Semiconductor Equipment - 4.3%
Applied Materials, Inc.	5,746	308,158
KLA-Tencor Corp.	3,406	373,978
Lam Research Corp.	1,690	323,669
Maxim Integrated Products, Inc.	1,742	106,262
MKS Instruments, Inc.	2,470	252,681
Texas Instruments, Inc.	10,946	1,200,448

		2,565,196

Software - 2.2%
Activision Blizzard, Inc.	7,514	557,013
Blackbaud, Inc.	1,196	114,601
CA, Inc.	2,652	95,074
Intuit, Inc.	2,392	401,617
Pegasystems, Inc.(a)	2,938	149,397

		1,317,702

Specialty Retail - 5.5%
Best Buy Co., Inc.	5,512	402,707
Gap, Inc. (The)	11,518	382,858
Home Depot, Inc. (The)	10,504	2,110,254
Office Depot, Inc.	84,422	274,371
Williams-Sonoma, Inc.(a)	1,898	97,235

		3,267,425

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	9,334	1,562,791
HP, Inc.	19,656	458,378
Seagate Technology plc(a)	8,424	465,005
Xerox Corp.	9,828	335,430

		2,821,604

Tobacco - 2.3%
Altria Group, Inc.	15,392	1,082,673
Philip Morris International, Inc.	2,938	315,042

		1,397,715

Trading Companies & Distributors - 0.1%
Triton International Ltd.*	1,326	51,184

TOTAL COMMON STOCKS (Cost $47,930,760)		59,636,690

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(b) - 2.5%
REPURCHASE AGREEMENTS - 2.5%
Citigroup Global Markets, Inc., 1.60%, dated 1/31/2018, due 2/1/2018, repurchase price $450,020, collateralized by various Common Stocks; total market value $495,549	450,000	450,000
Citigroup Global Markets, Inc., 1.33%, dated 1/31/2018, due 2/1/2018, repurchase price $1,025,555, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 3.63%, maturing 7/5/2018 - 3/31/2020; total market value $1,042,735	1,025,517	1,025,517

		1,475,517

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $1,475,517)		1,475,517

Total Investments — 102.0% (Cost $49,406,277)		61,112,207
Liabilities Less Other Assets — (2.0%)		(1,181,230)

Net Assets — 100.0%		59,930,977

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $1,878,186, collateralized in the form of cash with a value of $1,475,517 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $410,930 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from February 8, 2018 – November 15, 2046 and $52,677 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 23, 2018 – July 22, 2068; a total value of $1,939,124.

(b)	The security was purchased with cash collateral held from securities on loan at January 31, 2018. The total value of securities purchased was $1,475,517.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	2	03/16/2018	USD	$282,580	$13,453

Abbreviation:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%
Air Freight & Logistics - 1.2%
bpost SA	265,990	8,873,741
Deutsche Post AG (Registered)	90,119	4,273,957

		13,147,698

Airlines - 0.6%
Aeroflot PJSC	2,792,895	6,616,629

Auto Components - 0.9%
Bridgestone Corp.	198,500	9,649,040

Automobiles - 2.4%
Bayerische Motoren Werke AG (Preference)	27,393	2,685,624
Nissan Motor Co. Ltd.	317,600	3,385,347
Subaru Corp.	264,200	8,757,048
Toyota Motor Corp.	167,400	11,471,321

		26,299,340

Banks - 12.4%
Agricultural Bank of China Ltd., Class H	10,322,000	6,334,580
Aozora Bank Ltd.	210,200	8,511,603
Australia & New Zealand Banking Group Ltd.	345,787	8,002,429
Bank of China Ltd., Class H	9,528,000	5,737,668
Bank of Communications Co. Ltd., Class H	3,176,000	2,753,106
Bank Pekao SA	65,505	2,671,547
Barclays Africa Group Ltd.	755,491	11,459,221
Commonwealth Bank of Australia	208,028	13,285,704
First Financial Holding Co. Ltd.	3,573,000	2,470,225
HSBC Holdings plc	2,024,303	21,621,615
Intesa Sanpaolo SpA	1,621,745	6,385,123
Intesa Sanpaolo SpA (Retirement Savings Plan)	700,705	2,681,559
Malayan Banking Bhd.	79,400	205,744
Mediobanca Banca di Credito Finanziario SpA	195,721	2,387,480
Mega Financial Holding Co. Ltd.	3,176,000	2,756,954
National Australia Bank Ltd.	314,027	7,407,274
Nordea Bank AB	371,195	4,595,455
Royal Bank of Canada(a)	6,352	545,293
Skandinaviska Enskilda Banken AB, Class A	708,645	8,980,651
Swedbank AB, Class A	368,416	9,446,684
Westpac Banking Corp.	400,573	10,042,309

		138,282,224

Capital Markets - 4.3%
Banca Generali SpA	24,217	909,877
CI Financial Corp.(a)	297,750	7,186,190
Coronation Fund Managers Ltd.	406,528	2,696,549
IG Group Holdings plc	332,289	3,652,669
IGM Financial, Inc.	225,893	8,088,584

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Macquarie Group Ltd.	118,703	9,912,830
Natixis SA	322,364	2,945,224
Nomura Holdings, Inc.	873,400	5,661,037
UBS Group AG (Registered)*	323,952	6,586,373

		47,639,333

Chemicals - 0.7%
BASF SE	3,176	373,177
Mitsui Chemicals, Inc.	254,900	7,998,099

		8,371,276

Consumer Finance - 0.6%
Provident Financial plc	648,698	6,217,522

Diversified Financial Services - 1.3%
Banca Mediolanum SpA	901,587	8,872,901
Rural Electrification Corp. Ltd.	2,200,968	5,380,980

		14,253,881

Diversified Telecommunication Services - 4.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	5,165,764	8,551,285
HKT Trust & HKT Ltd.	1,985,000	2,474,445
Inmarsat plc	330,701	2,184,420
O2 Czech Republic A/S	629,245	8,807,678
Spark New Zealand Ltd.	2,763,120	7,341,496
Telefonica Deutschland Holding AG	393,824	1,996,767
Telenor ASA	391,839	9,213,676
Telia Co. AB	586,369	2,952,562
Telstra Corp. Ltd.	3,104,540	9,226,017

		52,748,346

Electric Utilities - 2.1%
CEZ A/S(a)	104,411	2,683,638
EDP - Energias de Portugal SA	735,641	2,592,566
Endesa SA	358,094	8,074,330
Federal Grid Co. Unified Energy System PJSC	2,453,897,494	7,632,143
SSE plc	145,302	2,695,445

		23,678,122

Electrical Equipment - 0.5%
Mitsubishi Electric Corp.	290,700	5,306,397

Electronic Equipment, Instruments & Components - 2.3%
AU Optronics Corp.	5,558,000	2,650,707
Kingboard Laminates Holdings Ltd.	4,565,500	8,043,597
Murata Manufacturing Co. Ltd.	15,300	2,258,101
Omron Corp.	137,100	8,553,442
WPG Holdings Ltd.	1,588,000	2,165,789
Yaskawa Electric Corp.(a)	39,700	2,044,011

		25,715,647

Equity Real Estate Investment Trusts (REITs) - 2.2%
Fonciere Des Regions	22,232	2,449,668
Growthpoint Properties Ltd.	1,238,640	2,895,854
H&R REIT	414,071	7,094,406
ICADE	25,408	2,763,221

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Japan Retail Fund Investment Corp.	153	304,865
RioCan REIT	234,627	4,607,054
SmartCentres REIT	72,651	1,791,330
Unibail-Rodamco SE	12,307	3,167,477

		25,073,875

Food & Staples Retailing - 0.3%
Casino Guichard Perrachon SA(a)	38,112	2,235,740
J Sainsbury plc(a)	188,972	678,537

		2,914,277

Food Products - 1.6%
Marine Harvest ASA*	437,494	7,605,692
Nestle SA (Registered)	89,722	7,761,880
Orkla ASA	237,803	2,485,124

		17,852,696

Gas Utilities - 1.1%
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	516,100	9,867,493
Gas Natural SDG SA(a)	114,733	2,659,187

		12,526,680

Health Care Equipment & Supplies - 0.1%
Hoya Corp.	24,300	1,239,766

Hotels, Restaurants & Leisure - 1.5%
Crown Resorts Ltd.	783,281	8,403,969
OPAP SA	652,668	8,781,060

		17,185,029

Household Durables - 0.7%
Casio Computer Co. Ltd.	317,600	4,815,427
Panasonic Corp.	238,200	3,533,011

		8,348,438

Independent Power and Renewable Electricity Producers - 1.2%
AES Gener SA	3,654,782	1,184,063
Datang International Power Generation Co. Ltd., Class H*	6,352,000	2,103,405
Engie Brasil Energia SA	674,900	7,659,075
NHPC Ltd.	5,335,283	2,470,359

		13,416,902

Industrial Conglomerates - 0.1%
Siemens AG (Registered)	3,970	604,158

Insurance - 6.8%
Aegon NV	500,617	3,435,029
Allianz SE (Registered)	55,580	14,090,093
Assicurazioni Generali SpA	324,349	6,452,803
BB Seguridade Participacoes SA	794,000	7,799,725
Direct Line Insurance Group plc	451,389	2,370,528
Euler Hermes Group	19,453	2,956,496
Gjensidige Forsikring ASA	317,203	6,008,274
Legal & General Group plc	2,462,591	9,476,216
Poste Italiane SpA(b)	316,806	2,630,021
Power Corp. of Canada	86,149	2,204,195
Power Financial Corp.	86,149	2,382,553
Sompo Holdings, Inc.	79,400	3,175,855
Tokio Marine Holdings, Inc.	21,500	1,012,414
Zurich Insurance Group AG	36,524	12,018,816

		76,013,018

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Internet Software & Services - 0.9%
Tencent Holdings Ltd.	173,900	10,307,557

Leisure Products - 0.2%
Sankyo Co. Ltd.	54,900	1,780,459

Machinery - 1.9%
FANUC Corp.	44,700	12,070,290
Komatsu Ltd.	111,300	4,318,222
Kone OYJ, Class B	53,595	3,077,911
Metso OYJ	63,520	2,227,511

		21,693,934

Marine - 1.2%
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	9,528,000	5,481,848
Kuehne + Nagel International AG (Registered)	40,891	7,517,504

		12,999,352

Media - 2.5%
Eutelsat Communications SA	298,544	6,590,266
ITV plc	3,997,393	9,493,103
Multiplus SA	714,600	7,942,632
Naspers Ltd., Class N	2,382	678,561
ProSiebenSat.1 Media SE	79,003	3,030,290

		27,734,852

Metals & Mining - 6.0%
Alrosa PJSC	6,241,237	9,040,247
BHP Billiton plc	152,845	3,399,405
Eregli Demir ve Celik Fabrikalari TAS	3,303,040	8,760,795
Fortescue Metals Group Ltd.	2,215,260	8,897,281
Kumba Iron Ore Ltd.	45,655	1,380,830
Novolipetsk Steel PJSC	3,495,585	9,132,491
Rio Tinto plc	150,066	8,369,601
Severstal PJSC	513,321	8,385,015
Vedanta Ltd.	1,686,853	9,026,518

		66,392,183

Multiline Retail - 0.2%
Marks & Spencer Group plc(a)	460,520	1,973,161

Multi-Utilities - 0.6%
Centrica plc	1,438,728	2,730,311
Engie SA	209,219	3,643,671

		6,373,982

Oil, Gas & Consumable Fuels - 7.9%
AltaGas Ltd.	93,295	2,096,542
BP plc	2,347,064	16,724,925
China Petroleum & Chemical Corp., Class H	11,502,000	9,941,062
Enagas SA	273,930	7,490,400
Eni SpA	280,282	5,057,951
Inter Pipeline Ltd.	125,452	2,411,182
Peyto Exploration & Development Corp.(a)	607,807	5,558,621
PTT Exploration & Production PCL, NVDR	635,200	2,413,436
Repsol SA	175,339	3,310,285

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Snam SpA	1,641,198	8,012,483
S-Oil Corp.	2,352	270,914
S-Oil Corp. (Preference)	27,393	2,667,858
Tatneft PJSC (Preference)	362,461	2,634,733
TOTAL SA	284,649	16,536,840
Tupras Turkiye Petrol Rafinerileri A/S	90,516	2,784,440

		87,911,672

Paper & Forest Products - 1.3%
Shandong Chenming Paper Holdings Ltd., Class H	1,389,500	2,472,923
Svenska Cellulosa AB SCA, Class B	852,359	8,848,603
UPM-Kymmene OYJ	106,793	3,610,634

		14,932,160

Personal Products - 1.6%
Unilever NV, CVA	308,469	17,926,441

Pharmaceuticals - 5.3%
AstraZeneca plc	163,167	11,338,225
GlaxoSmithKline plc	1,167,180	21,915,845
Novartis AG (Registered)	80,988	7,335,617
Orion OYJ, Class B	115,924	4,664,518
Roche Holding AG	41,685	10,288,967
Sanofi	38,509	3,411,810

		58,954,982

Professional Services - 0.1%
Capita plc	352,933	915,946

Real Estate Management & Development - 2.3%
Daito Trust Construction Co. Ltd.	6,200	1,082,891
Land & Houses PCL, NVDR	23,542,100	8,719,296
Logan Property Holdings Co. Ltd.(a)	8,734,000	13,266,072
Wharf Holdings Ltd. (The)	664,000	2,720,877

		25,789,136

Road & Rail - 0.1%
Aurizon Holdings Ltd.	245,346	929,771

Semiconductors & Semiconductor Equipment - 2.4%
Novatek Microelectronics Corp.	1,985,000	8,343,055
Siliconware Precision Industries Co. Ltd.	1,191,000	2,059,543
Taiwan Semiconductor Manufacturing Co. Ltd.	536,222	4,691,517
Tokyo Electron Ltd.	44,700	8,378,562
Vanguard International Semiconductor Corp.	1,588,000	3,585,130

		27,057,807

Software - 0.1%
Oracle Corp. Japan	9,600	772,186
SAP SE	1,191	134,764

		906,950

Specialty Retail - 0.8%
CECONOMY AG	612,571	8,840,633

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Technology Hardware, Storage & Peripherals - 3.8%
Asustek Computer, Inc.	231,000	2,227,136
Chicony Electronics Co. Ltd.	794,000	2,092,234
Compal Electronics, Inc.	3,176,000	2,364,660
Inventec Corp.	2,779,000	2,269,311
Konica Minolta, Inc.	79,400	789,963
Lenovo Group Ltd.	3,970,000	2,289,179
Lite-On Technology Corp.	1,588,000	2,331,969
Pegatron Corp.	3,396,000	9,204,989
Quanta Computer, Inc.	1,014,000	2,209,226
Samsung Electronics Co. Ltd.	2,698	6,303,797
Seiko Epson Corp.	79,400	1,925,444
Wistron Corp.	9,528,000	8,009,332

		42,017,240

Textiles, Apparel & Luxury Goods - 1.5%
HUGO BOSS AG	92,501	8,524,946
Li & Fung Ltd.(a)	16,674,000	8,506,001

		17,030,947

Tobacco - 3.6%
British American Tobacco plc	443,052	30,361,728
Japan Tobacco, Inc.	277,900	9,195,866

		39,557,594

Trading Companies & Distributors - 2.1%
ITOCHU Corp.	516,100	10,113,489
Marubeni Corp.	1,270,400	9,522,617
Sumitomo Corp.	198,500	3,416,990

		23,053,096

Transportation Infrastructure - 2.0%
Atlantia SpA	84,164	2,797,326
Hopewell Highway Infrastructure Ltd.	1,389,500	852,732
Hutchison Port Holdings Trust(a)	18,341,400	7,611,681
Jiangsu Expressway Co. Ltd., Class H	1,048,000	1,615,925
Sydney Airport	422,408	2,329,326
TAV Havalimanlari Holding A/S	1,265,636	7,469,526

		22,676,516

Wireless Telecommunication Services - 1.2%
Intouch Holdings PCL, NVDR	4,644,900	8,527,514
StarHub Ltd.(a)	1,071,900	2,366,171
Turkcell Iletisim Hizmetleri A/S	587,163	2,443,252

		13,336,937

TOTAL COMMON STOCKS (Cost $961,609,166)		1,104,193,602

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.7%
CERTIFICATES OF DEPOSIT - 0.0%(d)
Bank of Nova Scotia, Houston (ICE LIBOR USD 3 Month + 0.14%), 1.60%, 5/24/2018(e) (Cost $500,000)	500,000	499,945

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
REPURCHASE AGREEMENTS - 0.7%
Citigroup Global Markets, Inc., 1.60%, dated 1/31/2018, due 2/1/2018, repurchase price $1,000,044, collateralized by various Common Stocks; total market value $1,101,219	1,000,000	1,000,000
Citigroup Global Markets, Inc., 1.33%, dated 1/31/2018, due 2/1/2018, repurchase price $6,375,104, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 3.63%, maturing 7/5/2018 - 3/31/2020; total market value $6,481,904	6,374,868	6,374,868

TOTAL REPURCHASE AGREEMENTS (Cost $7,374,868)		7,374,868

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $7,874,868)		7,874,813

Total Investments — 99.9% (Cost $969,484,034)		1,112,068,415
Other Assets Less Liabilities — 0.1%		698,571

Net Assets — 100.0%		1,112,766,986

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $34,295,174, collateralized in the form of cash with a value of $7,874,868 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $10,535,694 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from February 15, 2018 – November 15, 2046 and $18,072,264 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 23, 2018 – September 20, 2117; a total value of $36,482,826.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2018. The total value of securities purchased was $7,874,813.
(d)	Represents less than 0.05% of net assets.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2018.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2018 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	51	03/16/2018	EUR	$2,287,197	$23,146
FTSE 100 Index	15	03/16/2018	GBP	1,592,767	(9,487)
Hang Seng Index	1	02/27/2018	HKD	209,961	(560)
MSCI Emerging Markets E-Mini Index	28	03/16/2018	USD	1,760,920	171,343
S&P/TSX 60 Index	4	03/15/2018	CAD	614,908	(6,727)
SPI 200 Index	7	03/15/2018	AUD	847,545	(5,548)
TOPIX Index	9	03/08/2018	JPY	1,516,697	7,641

					$179,808

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of January 31, 2018:

Contracts to Receive			Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD		79,439	BNP Paribas SA	USD		60,892	03/21/2018	$3,423
AUD		244,546	Goldman Sachs & Co.	USD		190,000	03/21/2018	7,990
AUD		237,883	Morgan Stanley	USD		182,000	03/21/2018	10,596
CAD		225,384	Morgan Stanley	USD		175,417	03/21/2018	8,391
CHF		320,500	JPMorgan Chase Bank	USD		332,000	03/21/2018	14,024
CHF		354,694	Morgan Stanley	USD		362,314	03/21/2018	20,628
EUR		409,190	Bank of Montreal	USD		490,000	03/21/2018	21,297
EUR		1,436,881	Morgan Stanley	USD		1,715,973	03/21/2018	79,460
GBP		304,509	JPMorgan Chase Bank	USD		410,000	03/21/2018	23,804
GBP		71,323	Morgan Stanley	USD		96,000	03/21/2018	5,607
GBP		876,797	Societe Generale	USD		1,180,812	03/21/2018	68,274
SEK		3,002,389	Bank of New York	USD		358,439	03/21/2018	25,022
SEK		1,119,759	Societe Generale	USD		140,000	03/21/2018	3,014
TWD	*	4,745,600	BNP Paribas SA	USD		160,000	03/21/2018	3,178
USD		730,000	Citibank NA	HKD		5,701,610	03/21/2018	229
JPY		160,607,510	Bank of New York	USD		1,435,778	03/22/2018	39,603
JPY		24,765,532	Toronto-Dominion Bank (The)	USD		220,000	03/22/2018	7,502

Total unrealized appreciation								$342,042

HKD		1,482,584	Bank of Montreal	USD		190,000	03/21/2018	$(239)
HKD		2,790,679	JPMorgan Chase Bank	USD		358,000	03/21/2018	(810)
HKD		3,925,432	Morgan Stanley	USD		503,672	03/21/2018	(1,241)
USD		200,000	Toronto-Dominion Bank (The)	AUD		260,981	03/21/2018	(11,297)
USD		90,401	Goldman Sachs & Co.	BRL	*	304,480	03/21/2018	(5,282)
USD		216,000	Toronto-Dominion Bank (The)	CAD		277,217	03/21/2018	(10,080)
USD		502,000	Toronto-Dominion Bank (The)	CHF		490,768	03/21/2018	(27,853)
USD		1,626,000	Toronto-Dominion Bank (The)	EUR		1,360,164	03/21/2018	(73,573)
USD		1,184,000	Toronto-Dominion Bank (The)	GBP		881,822	03/21/2018	(72,245)
USD		57,757	Toronto-Dominion Bank (The)	INR	*	3,746,261	03/21/2018	(801)
USD		252,000	Toronto-Dominion Bank (The)	SEK		2,096,595	03/21/2018	(15,774)
USD		1,266,000	Toronto-Dominion Bank (The)	JPY		142,695,291	03/22/2018	(44,834)

Total unrealized depreciation								$(264,029)

Net unrealized appreciation								$78,013

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2018 (Unaudited)

Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
SEK	—	Swedish Krona
TWD	—	Taiwan Dollar
USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

January 31, 2018 (Unaudited)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2018:

Australia	7.1%
Belgium	0.8
Brazil	3.0
Canada	4.0
Chile	0.1
China	6.4
Czech Republic	1.0
Finland	1.2
France	4.2
Germany	4.0
Greece	0.8
Hong Kong	1.2
India	1.5
Israel	0.8
Italy	4.2
Japan	13.6
Malaysia	0.0 †
Netherlands	1.9
New Zealand	0.7
Norway	2.3
Poland	0.2
Portugal	0.2
Russia	3.9
Singapore	0.9
South Africa	1.7
South Korea	0.8
Spain	1.9
Sweden	3.1
Switzerland	4.6
Taiwan	5.4
Thailand	1.8
Turkey	1.9
United Kingdom	14.0
Other[1]	0.8

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%
Air Freight & Logistics - 1.2%
bpost SA	25,779	860,018
Deutsche Post AG (Registered)	7,059	334,778

		1,194,796

Airlines - 1.3%
Aeroflot PJSC	261,456	619,414
Japan Airlines Co. Ltd.	20,300	764,911

		1,384,325

Auto Components - 0.4%
Bridgestone Corp.	5,000	243,049
Nokian Renkaat OYJ	3,237	164,042

		407,091

Automobiles - 3.3%
Ford Otomotiv Sanayi A/S	51,870	829,610
Nissan Motor Co. Ltd.	27,300	290,995
Subaru Corp.	21,100	699,371
Toyota Motor Corp.	23,400	1,603,518

		3,423,494

Banks - 15.4%
Agricultural Bank of China Ltd., Class H	1,755,000	1,077,038
Aozora Bank Ltd.	16,900	684,330
Australia & New Zealand Banking Group Ltd.	25,974	601,107
Bank Pekao SA	6,162	251,310
Banque Cantonale Vaudoise (Registered)	273	229,947
Barclays Africa Group Ltd.	72,540	1,100,280
Canadian Imperial Bank of Commerce	4,875	484,222
Commonwealth Bank of Australia	16,887	1,078,488
First Financial Holding Co. Ltd.	234,000	161,778
HSBC Holdings plc	184,041	1,965,745
Industrial & Commercial Bank of China Ltd., Class H	234,000	221,391
Intesa Sanpaolo SpA	156,897	617,734
Intesa Sanpaolo SpA (Retirement Savings Plan)	227,760	871,625
Malayan Banking Bhd.	97,544	252,760
Mega Financial Holding Co. Ltd.	390,000	338,543
Mizuho Financial Group, Inc.	226,200	425,439
National Australia Bank Ltd.	33,657	793,902
Nordea Bank AB	32,175	398,332
Royal Bank of Canada	9,633	826,953
Skandinaviska Enskilda Banken AB, Class A	99,606	1,262,306
Skandinaviska Enskilda Banken AB, Class C(a)	30,888	396,398
Swedbank AB, Class A	35,919	921,012
Toronto-Dominion Bank (The)	780	47,569
Westpac Banking Corp.(a)	34,749	871,152

		15,879,361

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - 2.4%
China Huarong Asset Management Co. Ltd., Class H(b)	1,638,000	827,225
CI Financial Corp.(a)	8,775	211,785
IG Group Holdings plc	86,034	945,724
IGM Financial, Inc.	5,850	209,472
Natixis SA	29,562	270,088

		2,464,294

Chemicals - 0.8%
BASF SE	429	50,407
Formosa Chemicals & Fibre Corp.	195,000	729,272

		779,679

Communications Equipment - 0.2%
VTech Holdings Ltd.	15,600	215,807

Construction & Engineering - 0.3%
Obayashi Corp.	3,900	46,877
Vinci SA	1,989	215,568

		262,445

Consumer Finance - 0.5%
Provident Financial plc	56,160	538,272

Diversified Financial Services - 0.4%
Rural Electrification Corp. Ltd.	182,403	445,943

Diversified Telecommunication Services - 4.8%
Bezeq The Israeli Telecommunication Corp. Ltd.	375,609	621,774
HKT Trust & HKT Ltd.	195,000	243,082
Inmarsat plc	34,281	226,440
Maroc Telecom	13,962	225,694
O2 Czech Republic A/S	54,639	764,794
Proximus SADP	2,964	100,286
Spark New Zealand Ltd.	306,501	814,361
Telenor ASA	36,894	867,523
Telia Co. AB	31,590	159,066
Telstra Corp. Ltd.	308,880	917,924

		4,940,944

Electric Utilities - 2.5%
CEZ A/S(a)	10,647	273,656
EDP - Energias de Portugal SA	59,397	209,328
Endesa SA	34,905	787,040
Federal Grid Co. Unified Energy System PJSC	264,099,615	821,406
HK Electric Investments & HK Electric Investments Ltd.(a)(b)	175,500	162,229
SSE plc	16,965	314,712

		2,568,371

Electronic Equipment, Instruments & Components - 1.8%
Hon Hai Precision Industry Co. Ltd.	156,000	493,497
Kingboard Laminates Holdings Ltd.	448,500	790,177

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Murata Manufacturing Co. Ltd.	400	59,035
WPG Holdings Ltd.	156,000	212,760
Yaskawa Electric Corp.(a)	5,500	283,175

		1,838,644

Equity Real Estate Investment Trusts (REITs) - 2.6%
Gecina SA	1,365	267,310
Growthpoint Properties Ltd.	122,694	286,850
H&R REIT	43,212	740,364
Nomura Real Estate Master Fund, Inc.	605	842,472
RioCan REIT	14,391	282,577
SmartCentres REIT	3,432	84,622
Stockland	65,208	222,825

		2,727,020

Food & Staples Retailing - 0.6%
Casino Guichard Perrachon SA	3,744	219,632
Lawson, Inc.(a)	5,900	398,901

		618,533

Food Products - 2.5%
Marine Harvest ASA*	41,067	713,937
Nestle SA (Registered)	18,798	1,626,221
Orkla ASA	21,606	225,790

		2,565,948

Gas Utilities - 0.9%
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	46,840	895,550

Hotels, Restaurants & Leisure - 1.6%
Crown Resorts Ltd.	76,908	825,160
OPAP SA	61,581	828,517

		1,653,677

Independent Power and Renewable Electricity Producers - 1.1%
AES Gener SA	106,314	34,443
Datang International Power Generation Co. Ltd., Class H*	624,000	206,632
Engie Brasil Energia SA	66,300	752,403
NHPC Ltd.	418,470	193,761

		1,187,239

Industrial Conglomerates - 1.2%
HAP Seng Consolidated Bhd.	93,600	233,415
Siemens AG (Registered)	6,786	1,032,699

		1,266,114

Insurance - 4.6%
Admiral Group plc	8,931	234,702
Allianz SE (Registered)	156	39,548
Assicurazioni Generali SpA	16,107	320,443
Direct Line Insurance Group plc	28,821	151,357
Euler Hermes Group	1,911	290,437
Gjensidige Forsikring ASA	38,454	728,373
Legal & General Group plc	87,165	335,417
NN Group NV	2,503	118,488
Poste Italiane SpA(b)	26,442	219,513
Sampo OYJ, Class A	16,731	974,810
SCOR SE	4,875	218,933
Zurich Insurance Group AG	3,354	1,103,688

		4,735,709

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Internet Software & Services - 0.9%
Tencent Holdings Ltd.	16,400	972,075

IT Services - 0.9%
Otsuka Corp.	10,900	913,701

Leisure Products - 0.1%
Sankyo Co. Ltd.	4,700	152,425

Machinery - 1.8%
FANUC Corp.	3,900	1,053,113
Kone OYJ, Class B	8,190	470,344
Metso OYJ	702	24,618
SKF AB, Class A	12,090	298,613

		1,846,688

Media - 3.1%
Eutelsat Communications SA	30,771	679,260
ITV plc	388,050	921,550
Lagardere SCA	5,811	181,845
Multiplus SA	70,200	780,259
Naspers Ltd., Class N	195	55,550
ProSiebenSat.1 Media SE	7,605	291,702
Shaw Communications, Inc., Class B	11,225	245,663

		3,155,829

Metals & Mining - 5.1%
Alrosa PJSC	583,869	845,717
Eregli Demir ve Celik Fabrikalari TAS	323,778	858,770
Fortescue Metals Group Ltd.	213,252	856,497
Novolipetsk Steel PJSC	324,909	848,850
Rio Tinto plc	13,806	769,999
Severstal PJSC	16,612	271,354
Severstal PJSC, GDR(b)	33,854	555,883
Vedanta Ltd.	55,302	295,927

		5,302,997

Multiline Retail - 0.2%
Marks & Spencer Group plc(a)	57,915	248,145

Multi-Utilities - 1.1%
Centrica plc	214,539	407,136
Engie SA	15,093	262,853
Innogy SE(b)	12,246	468,343

		1,138,332

Oil, Gas & Consumable Fuels - 8.0%
AltaGas Ltd.	9,282	208,587
BP plc	229,398	1,634,665
Enagas SA	25,389	694,242
Enbridge, Inc.	5,070	186,088
Hindustan Petroleum Corp. Ltd.	100,191	626,472
Inter Pipeline Ltd.	12,714	244,363
Peyto Exploration & Development Corp.(a)	58,071	531,081
Snam SpA	158,808	775,316
S-Oil Corp.	1,599	184,180
S-Oil Corp. (Preference)	2,457	239,292

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Statoil ASA(a)	15,612	366,083
Tatneft PJSC (Preference)	39,312	285,759
TOTAL SA	27,337	1,588,158
Tupras Turkiye Petrol Rafinerileri A/S	22,893	704,231
Vermilion Energy, Inc.(a)	897	33,998

		8,302,515

Paper & Forest Products - 1.1%
Shandong Chenming Paper Holdings Ltd., Class H	117,000	208,227
Svenska Cellulosa AB SCA, Class B	87,867	912,175

		1,120,402

Personal Products - 0.1%
Unilever NV, CVA	1,014	58,928

Pharmaceuticals - 5.0%
Astellas Pharma, Inc.	56,000	738,766
AstraZeneca plc	2,964	205,964
GlaxoSmithKline plc	100,971	1,895,907
Novartis AG (Registered)	6,201	561,666
Orion OYJ, Class A	6,357	274,005
Orion OYJ, Class B	12,675	510,013
Roche Holding AG	3,159	779,725
Sanofi	2,301	203,863

		5,169,909

Professional Services - 0.5%
Capita plc	34,203	88,765
Recruit Holdings Co. Ltd.	15,600	380,014

		468,779

Real Estate Management & Development - 2.9%
Daito Trust Construction Co. Ltd.	4,300	751,037
Land & Houses PCL, NVDR	2,254,200	834,889
Logan Property Holdings Co. Ltd.(a)	684,000	1,038,928
Wharf Holdings Ltd. (The)	78,000	319,621

		2,944,475

Semiconductors & Semiconductor Equipment - 2.2%
Novatek Microelectronics Corp.	195,000	819,595
Siliconware Precision Industries Co. Ltd.	117,000	202,323
Taiwan Semiconductor Manufacturing Co. Ltd.	50,000	437,460
Tokyo Electron Ltd.	4,600	862,223

		2,321,601

Software - 0.4%
SAP SE	156	17,651
Trend Micro, Inc.	6,800	366,305

		383,956

Specialty Retail - 1.7%
CECONOMY AG	62,946	908,438
Dixons Carphone plc	71,955	200,247
Hennes & Mauritz AB, Class B(a)	34,905	619,220

		1,727,905

Technology Hardware, Storage & Peripherals - 2.9%
Asustek Computer, Inc.	24,000	231,391

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Compal Electronics, Inc.	312,000	232,296
Inventec Corp.	234,000	191,083
Lite-On Technology Corp.	50,000	73,425
Pegatron Corp.	312,000	845,688
Quanta Computer, Inc.	117,000	254,911
Samsung Electronics Co. Ltd.	273	637,856
Wistron Corp.	585,000	491,757

		2,958,407

Textiles, Apparel & Luxury Goods - 1.9%
HUGO BOSS AG	3,783	348,643
Li & Fung Ltd.	1,560,000	795,812
Pandora A/S	8,424	801,480

		1,945,935

Tobacco - 3.8%
British American Tobacco plc	40,443	2,771,502
Imperial Brands plc	5,694	234,696
Japan Tobacco, Inc.	27,300	903,372

		3,909,570

Trading Companies & Distributors - 1.3%
ITOCHU Corp.	48,900	958,244
Sumitomo Corp.	19,500	335,674

		1,293,918

Transportation Infrastructure - 2.2%
Atlantia SpA	8,463	281,281
Hutchison Port Holdings Trust(a)	569,400	236,301
Jiangsu Expressway Co. Ltd., Class H	97,000	149,565
Sydney Airport	133,029	733,575
TAV Havalimanlari Holding A/S	116,181	685,677
Transurban Group	23,189	225,703

		2,312,102

Wireless Telecommunication Services - 1.1%
MegaFon PJSC	21,255	200,740
NTT DOCOMO, Inc.	15,600	386,516
StarHub Ltd.(a)	144,300	318,536
Turkcell Iletisim Hizmetleri A/S	57,057	237,421

		1,143,213

TOTAL COMMON STOCKS (Cost $89,230,594)		101,785,063

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.4%
REPURCHASE AGREEMENTS - 0.4%
Citigroup Global Markets, Inc., 1.60%, dated 1/31/2018, due 2/1/2018, repurchase price $100,004, collateralized by various Common Stocks; total market value $110,122	100,000	100,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
REPURCHASE AGREEMENTS - (continued)
Citigroup Global Markets, Inc., 1.33%, dated 1/31/2018, due 2/1/2018, repurchase price $339,519, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 3.63%, maturing 7/5/2018 - 3/31/2020; total market value $345,207	339,506	339,506

		439,506

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $439,506)		439,506

Total Investments — 99.1% (Cost $89,670,100)		102,224,569
Other Assets Less Liabilities — 0.9%		956,099

Net Assets — 100.0%		103,180,668

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $3,685,213, collateralized in the form of cash with a value of $439,506 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $870,305 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from February 15, 2018 – May 15, 2047 and $2,684,341 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from February 23, 2018 – September 20, 2117; a total value of $3,994,152.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	The security was purchased with cash collateral held from securities on loan at January 31, 2018. The total value of securities purchased was $439,506.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2018 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	10	03/16/2018	USD	$1,072,750	$61,449
MSCI Emerging Markets E-Mini Index	4	03/16/2018	USD	251,560	21,491

					$82,940

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of January 31, 2018:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
NOK	59,477	Goldman Sachs & Co.	USD	7,199	03/21/2018	$561

Total unrealized appreciation						$561

USD	80,764	BNP Paribas SA	AUD	105,364	03/21/2018	$(4,541)
USD	29,690	Goldman Sachs & Co.	BRL*	100,000	03/21/2018	(1,735)

Total unrealized depreciation						$(6,276)

Net unrealized depreciation						$(5,715)

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

NOK — Norwegian Krone

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

January 31, 2018 (Unaudited)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2018:

Australia	6.9%
Belgium	0.9
Brazil	2.4
Canada	4.2
Chile	0.0 †
China	5.3
Czech Republic	1.0
Denmark	0.8
Finland	2.4
France	4.3
Germany	3.4
Greece	0.8
Hong Kong	1.7
India	1.5
Israel	0.6
Italy	3.0
Japan	13.7
Malaysia	0.5
Morocco	0.2
Netherlands	0.2
New Zealand	0.8
Norway	2.8
Poland	0.3
Portugal	0.2
Russia	4.3
Singapore	0.5
South Africa	1.4
South Korea	1.0
Spain	1.4
Sweden	4.8
Switzerland	4.2
Taiwan	5.5
Thailand	0.8
Turkey	3.2
United Kingdom	13.7
Other[1]	1.3

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%
Air Freight & Logistics - 1.1%
bpost SA	30,120	1,004,839

Airlines - 0.8%
Aeroflot PJSC	297,270	704,260

Auto Components - 1.0%
Nokian Renkaat OYJ	17,340	878,741

Automobiles - 2.4%
Bayerische Motoren Werke AG (Preference)	2,160	211,768
Honda Motor Co. Ltd.	6,000	210,307
Nissan Motor Co. Ltd.	21,000	223,842
Subaru Corp.	27,000	894,929
Toyota Motor Corp.	6,000	411,158
Yamaha Motor Co. Ltd.	6,000	198,983

		2,150,987

Banks - 12.3%
Agricultural Bank of China Ltd., Class H	1,620,000	994,189
Aozora Bank Ltd.	6,000	242,957
Australia & New Zealand Banking Group Ltd.	26,250	607,495
Bank of China Ltd., Class H	690,000	415,511
Bank of Communications Co. Ltd., Class H	210,000	182,038
Bank Pekao SA	5,280	215,339
Barclays Africa Group Ltd.	68,880	1,044,766
Canadian Imperial Bank of Commerce	720	71,516
Commonwealth Bank of Australia	15,870	1,013,537
HSBC Holdings plc	158,070	1,688,348
Industrial & Commercial Bank of China Ltd., Class H	240,000	227,068
ING Groep NV	26,610	524,755
Intesa Sanpaolo SpA	66,720	262,689
Intesa Sanpaolo SpA (Retirement Savings Plan)	121,680	465,663
National Australia Bank Ltd.	26,940	635,461
Nordea Bank AB	25,500	315,694
Royal Bank of Canada	810	69,535
Sumitomo Mitsui Trust Holdings, Inc.	6,000	248,839
Swedbank AB, Class A	39,600	1,015,398
Toronto-Dominion Bank (The)	420	25,614
Westpac Banking Corp.	30,750	770,898

		11,037,310

Building Products - 0.4%
Cie de Saint-Gobain	4,830	281,685
TOTO Ltd.	700	39,952

		321,637

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - 4.4%
CI Financial Corp.(a)	6,060	146,258
Coronation Fund Managers Ltd.	35,700	236,802
IGM Financial, Inc.	23,040	824,997
Macquarie Group Ltd.	12,540	1,047,209
Natixis SA	28,380	259,289
Nomura Holdings, Inc.	108,000	700,014
Schroders plc (Non-Voting)	3,210	121,651
St James’s Place plc	7,620	128,786
UBS Group AG (Registered)*	22,560	458,675

		3,923,681

Chemicals - 1.5%
BASF SE	9,300	1,092,742
Sumitomo Chemical Co. Ltd.	30,000	219,871

		1,312,613

Commercial Services & Supplies - 1.1%
Edenred	31,440	1,018,718

Construction & Engineering - 1.2%
ACS Actividades de Construccion y Servicios SA	21,570	866,853
Metallurgical Corp. of China Ltd., Class H	570,000	180,734

		1,047,587

Consumer Finance - 0.7%
Provident Financial plc	68,190	653,575

Diversified Financial Services - 0.8%
Banca Mediolanum SpA	14,580	143,488
Rural Electrification Corp. Ltd.	234,420	573,116

		716,604

Diversified Telecommunication Services - 4.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	513,060	849,307
Elisa OYJ	4,860	207,422
Inmarsat plc	27,810	183,697
O2 Czech Republic A/S	65,340	914,578
Telefonica Deutschland Holding AG	35,910	182,071
Telenor ASA	4,590	107,929
Telia Co. AB	35,730	179,912
Telstra Corp. Ltd.	332,070	986,840

		3,611,756

Electric Utilities - 2.0%
CEZ A/S(a)	9,150	235,179
EDP - Energias de Portugal SA	44,670	157,427
Endesa SA	39,510	890,875
Federal Grid Co. Unified Energy System PJSC	130,535,880	405,994
Korea Electric Power Corp.	3,600	120,523

		1,809,998

Electrical Equipment - 1.2%
Mitsubishi Electric Corp.	57,000	1,040,470

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - 1.8%
AU Optronics Corp.	450,000	214,613
Hitachi Ltd.	30,000	238,120
Murata Manufacturing Co. Ltd.	1,500	221,382
Omron Corp.	12,000	748,660
WPG Holdings Ltd.	120,000	163,662

		1,586,437

Equity Real Estate Investment Trusts (REITs) - 0.7%
Growthpoint Properties Ltd.	109,860	256,845
H&R REIT	9,120	156,256
Unibail-Rodamco SE	990	254,798

		667,899

Food & Staples Retailing - 0.8%
Casino Guichard Perrachon SA	2,430	142,550
Seven & i Holdings Co. Ltd.	6,000	246,585
Wesfarmers Ltd.	8,070	286,284

		675,419

Food Products - 1.4%
Marine Harvest ASA*	46,200	803,172
Nestle SA (Registered)	5,400	467,156

		1,270,328

Gas Utilities - 1.3%
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	54,000	1,032,445
Gas Natural SDG SA	7,560	175,219

		1,207,664

Health Care Equipment & Supplies - 0.5%
Hoya Corp.	9,000	459,173

Hotels, Restaurants & Leisure - 2.4%
Crown Resorts Ltd.	38,880	417,151
OPAP SA	69,660	937,212
Sands China Ltd.	132,000	786,453

		2,140,816

Independent Power and Renewable Electricity Producers - 1.1%
Datang International Power Generation Co. Ltd., Class H*	480,000	158,948
Engie Brasil Energia SA	75,000	851,134

		1,010,082

Industrial Conglomerates - 0.8%
Siemens AG (Registered)	4,440	675,683

Insurance - 7.1%
Aegon NV	145,800	1,000,420
Allianz SE (Registered)	4,530	1,148,401
Assicurazioni Generali SpA	15,210	302,597
AXA SA	18,750	618,865
BB Seguridade Participacoes SA	78,000	766,220
CNP Assurances	3,420	87,936
Legal & General Group plc	82,680	318,158
Manulife Financial Corp.	19,560	416,119
Mapfre SA	23,520	83,827
Poste Italiane SpA(b)	20,550	170,600
Power Corp. of Canada	8,850	226,435
Power Financial Corp.	6,690	185,020
Zurich Insurance Group AG	3,120	1,026,687

		6,351,285

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Internet Software & Services - 0.6%
Tencent Holdings Ltd.	9,000	533,456

Machinery - 2.4%
IHI Corp.	6,000	200,632
JTEKT Corp.	42,000	748,001
Komatsu Ltd.	15,000	581,971
Metso OYJ	6,090	213,563
Mitsubishi Heavy Industries Ltd.	3,000	112,739
NGK Insulators Ltd.	6,000	122,138
NSK Ltd.	9,000	148,083

		2,127,127

Media - 2.8%
Eutelsat Communications SA	19,200	423,834
ITV plc	429,000	1,018,799
Multiplus SA	78,000	866,954
ProSiebenSat.1 Media SE	6,390	245,099

		2,554,686

Metals & Mining - 6.6%
Alrosa PJSC	608,250	881,032
BHP Billiton plc	26,790	595,833
Eregli Demir ve Celik Fabrikalari TAS	214,350	568,530
Fortescue Metals Group Ltd.	235,380	945,371
Kumba Iron Ore Ltd.	10,590	320,293
Rio Tinto plc	12,480	696,044
Severstal PJSC	57,120	933,046
Vedanta Ltd.	177,840	951,639

		5,891,788

Multi-Utilities - 0.5%
Centrica plc	50,760	96,328
Engie SA	18,150	316,093

		412,421

Oil, Gas & Consumable Fuels - 8.4%
AltaGas Ltd.	6,840	153,710
BP plc	182,790	1,302,542
Canadian Natural Resources Ltd.	1,290	44,151
China Petroleum & Chemical Corp., Class H	1,260,000	1,089,005
Eni SpA	25,050	452,050
Inter Pipeline Ltd.	36,570	702,874
Peyto Exploration & Development Corp.(a)	34,110	311,949
PTT Exploration & Production PCL, NVDR	165,000	626,916
Repsol SA	14,695	277,432
S-Oil Corp.	600	69,111
S-Oil Corp. (Preference)	2,190	213,288
Statoil ASA	14,385	337,311
Tatneft PJSC (Preference)	28,410	206,512
TOTAL SA	23,400	1,359,436
Tupras Turkiye Petrol Rafinerileri A/S	6,060	186,417
Vermilion Energy, Inc.(a)	6,180	234,234

		7,566,938

Paper & Forest Products - 1.6%
Shandong Chenming Paper Holdings Ltd., Class H	120,000	213,566

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Paper & Forest Products - (continued)
Svenska Cellulosa AB SCA, Class B	94,650	982,591
UPM-Kymmene OYJ	8,250	278,930

		1,475,087

Personal Products - 0.9%
Kose Corp.	4,900	843,938

Pharmaceuticals - 5.0%
AstraZeneca plc	13,350	927,671
Bayer AG (Registered)	810	106,375
GlaxoSmithKline plc	94,980	1,783,415
Novartis AG (Registered)	7,500	679,324
Roche Holding AG	1,680	414,669
Roche Holding AG - BR	930	232,900
Sanofi	4,110	364,137

		4,508,491

Professional Services - 0.0%(c)
Capita plc	15,450	40,097

Real Estate Management & Development - 0.9%
Land & Houses PCL, NVDR	663,000	245,556
Shimao Property Holdings Ltd.	105,000	313,465
Wharf Holdings Ltd. (The)	60,000	245,862

		804,883

Semiconductors & Semiconductor Equipment - 3.3%
Novatek Microelectronics Corp.	210,000	882,641
Rohm Co. Ltd.	1,700	186,423
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	96,241
Tokyo Electron Ltd.	4,500	843,479
Vanguard International Semiconductor Corp.	420,000	948,208

		2,956,992

Specialty Retail - 1.1%
CECONOMY AG	67,620	975,893

Technology Hardware, Storage & Peripherals - 3.7%
Asustek Computer, Inc.	24,000	231,391
Catcher Technology Co. Ltd.	67,000	767,803
Compal Electronics, Inc.	270,000	201,026
Inventec Corp.	240,000	195,982
Lenovo Group Ltd.	300,000	172,986
Lite-On Technology Corp.	120,000	176,219
Pegatron Corp.	360,000	975,794
Quanta Computer, Inc.	90,000	196,085
Samsung Electronics Co. Ltd.	150	350,470
Seiko Epson Corp.	3,000	72,750

		3,340,506

Textiles, Apparel & Luxury Goods - 1.7%
HUGO BOSS AG	7,020	646,967
Li & Fung Ltd.	1,740,000	887,636

		1,534,603

Tobacco - 4.0%
British American Tobacco plc	39,060	2,676,727
Japan Tobacco, Inc.	27,000	893,445

		3,570,172

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - 0.6%
ITOCHU Corp.	15,000	293,940
Mitsubishi Corp.	9,000	251,477

		545,417

Transportation Infrastructure - 0.1%
Hutchison Port Holdings Trust(a)	309,000	128,235

Wireless Telecommunication Services - 2.0%
Intouch Holdings PCL, NVDR	465,000	853,688
MegaFon PJSC	18,360	173,399
SoftBank Group Corp.	3,600	296,166
StarHub Ltd.(a)	99,000	218,538
Turkcell Iletisim Hizmetleri A/S	55,470	230,817

		1,772,608

TOTAL COMMON STOCKS (Cost $77,198,999)		88,860,900

	Number of Rights
RIGHTS - 0.0%(c)
Construction & Engineering - 0.0%(c)
ACS Actividades de Construccion y Servicios SA, expiring 2/5/2018, price 0.45 EUR* (Cost $11,734)	21,570	11,339

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.5%
REPURCHASE AGREEMENTS - 0.5%
Citigroup Global Markets, Inc., 1.60%, dated 1/31/2018, due 2/1/2018, repurchase price $50,002, collateralized by various Common Stocks; total market value $55,061	50,000	50,000
Citigroup Global Markets, Inc., 1.33%, dated 1/31/2018, due 2/1/2018, repurchase price $385,665, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 3.63%, maturing 7/5/2018 - 3/31/2020; total market value $392,126	385,651	385,651

		435,651

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $435,651)		435,651

Total Investments — 99.5% (Cost $77,646,384)		89,307,890
Other Assets Less Liabilities — 0.5%		468,401

Net Assets — 100.0%		89,776,291

*	Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2018 (Unaudited)

(a)

The security or a portion of this security is on loan at January 31, 2018. The total value of securities on loan at January 31, 2018 was $1,076,560, collateralized in the form of cash with a value of $435,651 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $511,000 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from February 15, 2018 – November 15, 2046 and $189,919 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from February 28, 2018 – September 20, 2117; a total value of $1,136,570.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at January 31, 2018. The total value of securities purchased was $435,651.

Percentages	shown are based on Net Assets.

Abbreviations

EUR	Euro
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

January 31, 2018 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	7	03/16/2018	USD	$750,925	$43,028
MSCI Emerging Markets E-Mini Index	2	03/16/2018	USD	125,780	13,243

					$56,271

Abbreviation:

USD — US Dollar

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2018:

Australia	7.5%
Belgium	1.1
Brazil	3.9
Canada	4.0
China	5.0
Czech Republic	1.3
Finland	1.8
France	5.7
Germany	5.9
Greece	1.0
Hong Kong	2.1
India	1.7
Israel	0.9
Italy	2.0
Japan	13.3
Netherlands	1.7
Norway	1.4
Poland	0.2
Portugal	0.2
Russia	3.7
Singapore	0.4
South Africa	2.1
South Korea	0.8
Spain	2.6
Sweden	2.8
Switzerland	3.7
Taiwan	5.6
Thailand	1.9
Turkey	1.1
United Kingdom	13.6
Other[1]	1.0

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%
U.S. Treasury Inflation Linked Notes
2.13%, 1/15/2019	180,000	211,241
0.13%, 4/15/2019	103,681,000	109,082,509
1.88%, 7/15/2019	31,520,000	37,516,891
1.38%, 1/15/2020	39,297,000	45,884,682
0.13%, 4/15/2020	103,767,000	108,844,894
1.25%, 7/15/2020	88,228,000	102,657,654
1.13%, 1/15/2021	254,022,000	293,353,879
0.13%, 4/15/2021	268,724,000	277,202,635
0.63%, 7/15/2021	214,350,000	237,680,400
0.13%, 1/15/2022	185,990,000	200,608,386
0.13%, 4/15/2022	264,320,000	264,249,873
0.13%, 7/15/2022	84,955,000	90,272,910
0.13%, 1/15/2023	85,070,000	89,478,109
0.38%, 7/15/2023	84,940,000	89,875,681
0.63%, 1/15/2024	84,990,000	90,548,338

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,054,653,180)		2,037,468,082

Total Investments — 99.9% (Cost $2,054,653,180)		2,037,468,082
Other Assets Less Liabilities — 0.1%		1,201,916

Net Assets — 100.0%		2,038,669,998

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	31,550,000	46,479,651
2.00%, 1/15/2026	20,509,000	28,306,394
2.38%, 1/15/2027	16,910,000	23,884,806
1.75%, 1/15/2028	16,015,000	20,904,744
3.63%, 4/15/2028	17,060,000	33,686,119
2.50%, 1/15/2029	15,000,000	20,610,034
3.88%, 4/15/2029	20,735,000	41,848,646
3.38%, 4/15/2032	5,275,000	9,984,041
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2021	45,465,000	46,899,487
0.63%, 7/15/2021	36,518,000	40,492,712
0.13%, 1/15/2022	41,991,000	45,291,396
0.13%, 4/15/2022	46,740,000	46,727,599
0.13%, 7/15/2022	41,623,000	44,228,466
0.13%, 1/15/2023	41,748,000	43,911,274
0.38%, 7/15/2023	46,221,000	48,906,803
0.63%, 1/15/2024	46,191,000	49,211,887
0.13%, 7/15/2024	46,215,000	46,984,629
0.25%, 1/15/2025	46,117,000	47,072,738
0.38%, 7/15/2025	41,759,000	43,002,076
0.63%, 1/15/2026	43,265,000	45,064,066
0.13%, 7/15/2026	37,475,000	37,202,510
0.38%, 1/15/2027	39,170,000	39,206,013
0.38%, 7/15/2027	38,780,000	38,396,855
0.50%, 1/15/2028	15,730,000	15,566,508

TOTAL U.S. TREASURY OBLIGATIONS (Cost $911,847,488)		903,869,454

Total Investments - 99.9% (Cost $911,847,488)		903,869,454
Other Assets Less Liabilities - 0.1%		959,800

Net Assets - 100.0%		904,829,254

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - 98.6%
FHLMC
4.00%, 9/1/2024	209,144	216,046
4.00%, 4/1/2025	235,163	240,995
4.00%, 10/1/2025	179,328	185,333
3.50%, 10/1/2025	354,583	363,631
3.50%, 2/1/2026	112,606	116,024
4.00%, 3/1/2026	214,514	223,706
4.00%, 4/1/2026	148,186	154,000
3.50%, 10/1/2026	149,066	153,592
3.50%, 8/1/2027	238,308	244,423
2.50%, 10/1/2027	130,357	129,271
2.50%, 2/1/2028	64,094	63,570
2.50%, 4/1/2028	141,202	139,991
2.50%, 11/1/2028	25,917	25,695
3.00%, 6/1/2029	99,676	100,337
6.50%, 12/1/2029	139,081	154,698
2.00%, 11/1/2031	298,601	287,075
5.50%, 10/1/2032	139,692	153,756
3.00%, 4/1/2033	70,507	70,443
6.00%, 4/1/2034	83,815	94,170
6.50%, 7/1/2034	113,312	125,669
6.00%, 5/1/2035	281,629	319,442
3.00%, 5/1/2035	343,406	342,775
6.00%, 12/1/2035	149,586	168,092
5.50%, 12/1/2036	192,118	210,854
5.50%, 2/1/2037	58,744	64,126
6.00%, 4/1/2037	83,676	94,032
5.50%, 7/1/2037	143,936	158,867
5.50%, 9/1/2037	64,370	70,662
6.00%, 9/1/2037	269,897	304,528
6.50%, 12/1/2037	60,799	67,427
5.50%, 1/1/2038	33,573	36,870
5.50%, 7/1/2038	7,128	7,812
5.00%, 7/1/2038	88,916	96,452
5.00%, 10/1/2038	65,147	70,661
5.50%, 12/1/2038	22,968	25,121
6.50%, 12/1/2038	125,529	139,232
5.00%, 2/1/2039	314,720	340,774
5.50%, 3/1/2039	188,421	206,748
6.50%, 4/1/2039	58,604	65,170
5.00%, 5/1/2039	148,308	162,449
5.00%, 8/1/2039	11,428	12,400
5.00%, 9/1/2039	14,475	15,700
4.50%, 10/1/2039	27,930	29,556
5.50%, 1/1/2040	106,616	116,875
4.00%, 2/1/2040	16,011	16,623
4.50%, 4/1/2040	175,702	185,931
6.00%, 4/1/2040	119,050	132,770
6.00%, 5/1/2040	265,408	295,921
5.50%, 6/1/2040	78,578	85,351
3.50%, 12/1/2040	180,371	183,109

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
4.00%, 1/1/2041	126,942	132,360
4.50%, 3/1/2041	183,813	194,580
5.50%, 4/1/2041	33,823	36,863
5.50%, 6/1/2041	318,047	348,981
4.50%, 8/1/2041	167,482	178,412
3.50%, 11/1/2041	246,404	250,126
5.00%, 2/1/2042	170,486	185,012
4.00%, 4/1/2042	130,591	136,019
3.00%, 3/1/2043	39,989	39,441
3.00%, 4/1/2043	137,585	135,691
3.00%, 6/1/2043	205,898	203,095
2.50%, 6/1/2043	356,140	336,611
4.50%, 3/1/2044	118,893	125,739
4.00%, 6/1/2044	19,835	20,520
4.50%, 7/1/2044	204,230	216,243
4.00%, 8/1/2044	58,101	60,101
4.50%, 9/1/2044	89,899	94,870
4.50%, 12/1/2044	46,324	48,878
3.00%, 7/1/2045	118,417	116,246
4.50%, 9/1/2045	105,920	111,652
4.00%, 10/1/2045	218,899	226,417
4.00%, 4/1/2046	109,584	113,347
3.00%, 4/1/2046	293,109	287,801
4.50%, 5/1/2046	232,514	245,097
4.00%, 5/1/2046	121,762	125,944
3.50%, 5/1/2046	226,325	228,972
2.50%, 8/1/2046	440,527	416,357
FNMA
4.50%, 10/1/2018	25,122	25,347
4.00%, 12/1/2018	20,214	20,703
4.00%, 7/1/2019	3,623	3,710
4.50%, 10/1/2019	12,910	13,025
4.50%, 1/1/2020	80,011	80,725
4.50%, 4/1/2020	15,961	16,103
4.50%, 11/1/2020	100,656	101,645
4.50%, 4/1/2023	94,451	98,142
4.00%, 5/1/2024	155,384	160,566
4.50%, 8/1/2024	116,355	121,363
4.50%, 9/1/2024	224,260	233,905
4.00%, 1/1/2025	129,353	133,686
4.50%, 4/1/2025	293,713	306,305
3.50%, 9/1/2025	149,049	152,633
4.00%, 9/1/2025	184,176	190,941
3.50%, 12/1/2025	192,787	197,424
2.50%, 11/1/2026	77,123	76,276
4.50%, 1/1/2027	74,824	77,462
2.50%, 6/1/2027	27,466	27,241
2.50%, 12/1/2027	166,642	165,355
3.00%, 3/1/2028	54,650	55,102
3.00%, 6/1/2028	63,352	63,886
3.00%, 7/1/2028	47,666	48,031
2.50%, 8/1/2028	89,142	88,385
2.50%, 9/1/2028	71,448	70,841
3.00%, 11/1/2028	47,680	48,045
4.00%, 7/1/2029	429,584	446,848

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
4.00%, 11/1/2029	192,279	199,352
3.00%, 9/1/2030	115,284	116,169
3.50%, 10/1/2030	160,726	163,539
2.00%, 9/1/2031	344,340	330,692
6.00%, 12/1/2032	31,924	36,006
3.00%, 3/1/2033	233,708	233,323
6.00%, 8/1/2034	115,082	130,082
6.50%, 9/1/2034	256,026	288,479
5.00%, 7/1/2035	138,851	149,874
6.00%, 11/1/2035	51,615	58,471
5.00%, 2/1/2036	142,788	154,199
5.50%, 12/1/2036	159,325	174,944
5.50%, 1/1/2037	43,653	47,943
5.50%, 2/1/2037	16,317	17,917
6.00%, 8/1/2037	97,115	109,985
6.00%, 12/1/2037	422,490	474,692
5.50%, 6/1/2038	181,819	199,461
5.50%, 9/1/2038	44,583	48,965
5.50%, 11/1/2038	165,512	181,463
5.00%, 1/1/2039	14,995	16,139
5.50%, 3/1/2039	243,877	268,623
4.50%, 4/1/2039	149,031	158,462
5.50%, 1/1/2040	49,997	54,684
4.50%, 4/1/2040	25,589	27,197
5.50%, 4/1/2040	49,510	54,424
4.00%, 9/1/2040	106,821	110,950
3.50%, 1/1/2041	45,365	46,077
3.50%, 2/1/2041	86,134	87,486
4.00%, 2/1/2041	184,139	191,179
4.50%, 2/1/2041	48,387	51,421
5.50%, 4/1/2041	13,610	14,871
4.50%, 4/1/2041	124,278	132,100
6.00%, 5/1/2041	246,441	274,711
4.50%, 6/1/2041	44,543	47,588
6.00%, 7/1/2041	334,116	375,313
5.50%, 8/1/2041	186,156	202,948
4.50%, 8/1/2041	52,413	55,991
5.50%, 9/1/2041	100,899	110,695
4.50%, 1/1/2042	57,687	61,287
4.00%, 1/1/2042	95,314	98,941
3.50%, 1/1/2042	156,029	158,472
3.50%, 8/1/2042	167,224	169,828
2.50%, 10/1/2042	395,309	374,947
3.50%, 1/1/2043	117,886	119,697
3.00%, 2/1/2043	221,670	218,558
3.00%, 5/1/2043	15,362	15,146
2.50%, 5/1/2043	357,229	338,757
3.00%, 6/1/2043	125,443	123,664
3.50%, 7/1/2043	65,074	66,007
5.00%, 8/1/2043	236,958	253,983
3.50%, 8/1/2043	116,590	118,126
4.00%, 8/1/2043	35,769	37,174
3.00%, 9/1/2043	178,404	175,902
4.00%, 9/1/2043	36,513	38,063
4.50%, 9/1/2043	72,496	76,509
TBA 2.50%, 9/25/2043	325,000	306,579
4.00%, 11/1/2043	155,187	160,686
5.00%, 1/1/2044	314,067	335,887

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
5.00%, 3/1/2044	120,008	131,569
5.00%, 5/1/2044	146,026	156,581
5.00%, 6/1/2044	42,663	45,606
4.50%, 10/1/2044	211,252	223,415
4.00%, 2/1/2045	100,089	103,535
3.00%, 2/1/2045	130,892	128,591
4.00%, 4/1/2045	71,709	74,805
3.00%, 4/1/2045	138,170	135,742
3.00%, 5/1/2045	206,259	202,527
4.00%, 11/1/2045	143,896	150,065
4.50%, 3/1/2046	209,283	220,764
3.50%, 5/1/2046	148,463	150,058
4.00%, 5/1/2046	258,873	267,665
4.50%, 7/1/2046	211,493	223,114
3.50%, 2/1/2047	99,406	100,485
GNMA
2.50%, 4/20/2027	164,091	162,730
2.50%, 1/20/2028	88,563	87,825
2.50%, 12/20/2028	35,710	35,413
2.50%, 3/20/2031	257,442	255,299
6.00%, 3/15/2033	281,047	315,762
5.50%, 6/15/2033	417,120	459,450
6.00%, 12/15/2033	209,879	241,502
5.50%, 3/20/2036	293,243	318,680
5.50%, 2/20/2039	151,568	164,035
5.00%, 5/15/2039	111,696	120,482
5.50%, 5/15/2039	77,224	84,254
5.50%, 9/15/2039	31,255	34,101
5.00%, 9/15/2039	235,939	254,426
4.00%, 9/20/2039	48,995	51,733
5.50%, 12/15/2039	87,442	95,401
5.00%, 1/20/2040	398,832	430,469
5.50%, 3/15/2040	190,418	207,932
4.00%, 8/15/2040	26,820	28,058
4.00%, 10/15/2040	18,860	19,575
5.50%, 1/20/2041	51,192	56,071
4.00%, 3/15/2041	6,751	7,035
4.00%, 6/15/2041	221,543	230,856
3.50%, 9/15/2041	138,907	142,260
5.50%, 9/20/2041	175,282	190,082
3.50%, 11/20/2041	114,833	117,601
3.50%, 1/15/2042	33,594	34,405
5.50%, 2/20/2042	46,773	51,175
3.50%, 8/20/2042	60,458	61,916
3.00%, 10/15/2042	243,799	242,763
3.00%, 12/20/2042	143,626	142,823
3.50%, 12/20/2042	25,397	25,962
5.50%, 2/20/2043	26,988	29,332
3.00%, 2/20/2043	99,091	98,426
2.50%, 3/20/2043	116,153	112,374
3.00%, 5/15/2043	274,415	274,186
2.50%, 5/20/2043	162,821	157,524
3.50%, 6/15/2043	314,091	321,668
3.00%, 9/20/2043	160,034	159,308
5.00%, 1/20/2044	9,301	9,822
3.50%, 8/20/2044	134,227	137,105
4.00%, 9/15/2044	64,984	67,384
3.50%, 10/15/2044	100,252	102,480

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
3.50%, 10/20/2044	22,499	22,967
2.50%, 11/20/2044	143,664	138,991
4.00%, 12/15/2044	96,371	99,942
3.00%, 12/20/2044	70,047	69,618
3.50%, 12/20/2044	69,826	71,230
3.50%, 1/15/2045	302,971	309,116
3.00%, 1/20/2045	138,896	137,762
3.50%, 2/20/2045	92,937	94,805
3.00%, 3/15/2045	199,939	199,093
3.00%, 3/20/2045	108,393	107,495
3.50%, 5/15/2045	108,219	110,310
3.00%, 7/15/2045	114,366	113,549
3.00%, 12/20/2045	164,614	163,163
3.50%, 12/20/2045	315,628	321,950
4.00%, 3/15/2046	230,026	238,691
4.00%, 3/20/2046	283,448	296,128
3.50%, 4/20/2046	219,115	223,453
4.00%, 5/20/2046	268,163	279,361
3.00%, 9/20/2046	177,595	176,030
2.50%, 12/20/2046	310,872	297,570
5.50%, 5/20/2047	302,681	326,848

TOTAL MORTGAGE-BACKED SECURITIES (Cost $36,706,866)		35,804,732

Total Investments - 98.6% (Cost $36,706,866)		35,804,732
Other Assets Less Liabilities - 1.4%		497,387

Net Assets - 100.0%		36,302,119

Percentages shown are based on Net Assets.

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.7%
Aerospace & Defense - 1.6%
Boeing Co. (The)
4.88%, 2/15/2020	10,000	10,502
Lockheed Martin Corp.
3.35%, 9/15/2021	155,000	158,265
3.55%, 1/15/2026	70,000	71,542
Northrop Grumman Corp.
2.93%, 1/15/2025	200,000	194,944
3.20%, 2/1/2027	50,000	49,203
Rockwell Collins, Inc.
3.50%, 3/15/2027	100,000	99,391
United Technologies Corp.
4.50%, 4/15/2020	80,000	83,460
3.13%, 5/4/2027	200,000	195,501

		862,808

Air Freight & Logistics - 0.4%
FedEx Corp.
3.20%, 2/1/2025	130,000	129,909
United Parcel Service, Inc.
2.45%, 10/1/2022	80,000	78,751

		208,660

Banks - 31.0%
Australia & New Zealand Banking Group Ltd.
2.30%, 6/1/2021	250,000	245,836
Bank of America Corp.
Series L, 2.25%, 4/21/2020	350,000	347,693
2.50%, 10/21/2022	200,000	195,645
3.30%, 1/11/2023	400,000	403,994
3.12%, 1/20/2023(a)	250,000	250,658
4.20%, 8/26/2024	320,000	332,214
4.00%, 1/22/2025	255,000	261,113
3.88%, 8/1/2025	250,000	259,047
3.50%, 4/19/2026	150,000	151,093
3.82%, 1/20/2028(a)	100,000	102,034
Bank of Montreal
1.90%, 8/27/2021	150,000	145,464
Bank of Nova Scotia (The)
2.70%, 3/7/2022	200,000	197,676
Barclays plc
3.20%, 8/10/2021	200,000	199,839
3.65%, 3/16/2025	200,000	197,623
BB&T Corp.
2.85%, 10/26/2024	150,000	147,390
BNP Paribas SA
5.00%, 1/15/2021	95,000	100,967
Citigroup, Inc.
2.65%, 10/26/2020	600,000	598,802
2.70%, 3/30/2021	125,000	124,271
4.50%, 1/14/2022	150,000	158,162
3.50%, 5/15/2023	250,000	251,464
3.30%, 4/27/2025	200,000	198,514

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
4.40%, 6/10/2025	175,000	182,030
3.40%, 5/1/2026	150,000	148,511
3.20%, 10/21/2026	200,000	195,315
4.45%, 9/29/2027	150,000	156,608
3.89%, 1/10/2028(a)	100,000	102,226
3.67%, 7/24/2028(a)	155,000	155,453
Citizens Financial Group, Inc.
4.30%, 12/3/2025	60,000	61,808
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 4/16/2021	250,000	253,243
3.80%, 9/15/2022	250,000	255,268
Discover Bank
3.10%, 6/4/2020	250,000	251,560
Fifth Third Bancorp
2.88%, 7/27/2020	120,000	120,692
3.50%, 3/15/2022	95,000	96,808
HSBC Holdings plc
4.00%, 3/30/2022	210,000	217,827
3.90%, 5/25/2026	200,000	204,212
Huntington National Bank (The)
2.88%, 8/20/2020	150,000	150,662
JPMorgan Chase & Co.
2.55%, 3/1/2021	700,000	696,398
3.38%, 5/1/2023	520,000	523,471
3.13%, 1/23/2025	230,000	227,957
3.90%, 7/15/2025	250,000	259,107
3.30%, 4/1/2026	220,000	217,551
2.95%, 10/1/2026	250,000	240,371
4.13%, 12/15/2026	125,000	129,606
4.25%, 10/1/2027	125,000	130,555
3.78%, 2/1/2028(a)	175,000	178,388
KeyCorp
5.10%, 3/24/2021	145,000	155,176
Lloyds Bank plc
6.38%, 1/21/2021	115,000	126,528
Lloyds Banking Group plc
3.10%, 7/6/2021	200,000	200,567
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/1/2021	200,000	199,985
3.85%, 3/1/2026	200,000	203,147
3.68%, 2/22/2027	150,000	150,349
Mizuho Financial Group, Inc.
2.95%, 2/28/2022	200,000	198,046
2.60%, 9/11/2022	200,000	194,732
National Australia Bank Ltd.
2.63%, 7/23/2020	250,000	250,132
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	380,000	386,126
3.90%, 4/29/2024	50,000	51,640
3.15%, 5/19/2027	100,000	97,967
Royal Bank of Canada
2.35%, 10/30/2020	150,000	149,157
Santander UK Group Holdings plc
2.88%, 10/16/2020	200,000	199,703

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
Skandinaviska Enskilda Banken AB
2.30%, 3/11/2020	250,000	248,364
Sumitomo Mitsui Financial Group, Inc.
2.06%, 7/14/2021	400,000	388,151
2.78%, 7/12/2022	200,000	196,652
3.78%, 3/9/2026	250,000	253,340
3.36%, 7/12/2027	150,000	147,109
SunTrust Banks, Inc.
2.90%, 3/3/2021	200,000	200,435
Svenska Handelsbanken AB
2.45%, 3/30/2021	250,000	248,069
Toronto-Dominion Bank (The)
2.50%, 12/14/2020	200,000	199,433
US Bancorp
Series X, 3.15%, 4/27/2027	150,000	146,957
Wells Fargo & Co.
3.50%, 3/8/2022	200,000	203,873
3.07%, 1/24/2023	250,000	250,287
4.48%, 1/16/2024	225,000	239,092
3.55%, 9/29/2025	200,000	202,464
3.58%, 5/22/2028(a)	150,000	150,530
Westpac Banking Corp.
2.15%, 3/6/2020	200,000	198,348
2.60%, 11/23/2020	300,000	299,410
2.85%, 5/13/2026	150,000	143,417

		16,304,312

Beverages - 1.9%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/1/2021	320,000	319,204
Coca-Cola Co. (The)
1.88%, 10/27/2020	150,000	147,813
2.88%, 10/27/2025	80,000	78,827
2.90%, 5/25/2027	50,000	48,991
Constellation Brands, Inc.
4.25%, 5/1/2023	150,000	156,834
PepsiCo, Inc.
2.75%, 3/1/2023	150,000	149,145
3.60%, 3/1/2024	100,000	103,247

		1,004,061

Biotechnology - 4.2%
AbbVie, Inc.
3.20%, 11/6/2022	240,000	240,881
2.90%, 11/6/2022	250,000	248,058
3.20%, 5/14/2026	100,000	97,681
Amgen, Inc.
3.45%, 10/1/2020	150,000	153,459
2.70%, 5/1/2022	170,000	168,317
3.63%, 5/22/2024	100,000	102,476
3.20%, 11/2/2027	150,000	146,412
Biogen, Inc.
3.63%, 9/15/2022	155,000	159,527
Celgene Corp.
2.88%, 8/15/2020	200,000	200,952
3.63%, 5/15/2024	100,000	101,183
3.88%, 8/15/2025	130,000	132,903

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Biotechnology - (continued)
Gilead Sciences, Inc.
3.70%, 4/1/2024	150,000	154,783
3.50%, 2/1/2025	225,000	228,620
2.95%, 3/1/2027	100,000	97,098

		2,232,350

Capital Markets - 9.8%
Bank of New York Mellon Corp. (The)
Series 0012, 3.65%, 2/4/2024	300,000	309,243
3.44%, 2/7/2028(a)	150,000	150,530
BlackRock, Inc.
3.20%, 3/15/2027	100,000	99,479
Deutsche Bank AG
3.70%, 5/30/2024	145,000	144,436
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	110,000	115,993
2.35%, 11/15/2021	250,000	244,116
5.75%, 1/24/2022	210,000	230,349
3.00%, 4/26/2022	400,000	397,474
3.63%, 1/22/2023	500,000	509,155
4.00%, 3/3/2024	210,000	216,853
3.50%, 1/23/2025	255,000	254,869
3.27%, 9/29/2025(a)	300,000	294,224
3.50%, 11/16/2026	200,000	197,360
3.85%, 1/26/2027	100,000	101,110
Intercontinental Exchange, Inc.
2.75%, 12/1/2020	150,000	150,759
Morgan Stanley
5.75%, 1/25/2021	400,000	432,621
2.63%, 11/17/2021	400,000	394,481
2.75%, 5/19/2022	250,000	246,395
3.75%, 2/25/2023	200,000	204,787
4.00%, 7/23/2025	100,000	103,311
3.88%, 1/27/2026	200,000	204,564
State Street Corp.
2.55%, 8/18/2020	150,000	150,162

		5,152,271

Chemicals - 1.1%
Dow Chemical Co. (The)
4.25%, 11/15/2020	165,000	171,700
EI du Pont de Nemours & Co.
4.25%, 4/1/2021	100,000	104,625
LYB International Finance BV
4.00%, 7/15/2023	130,000	134,499
Sherwin-Williams Co. (The)
3.45%, 6/1/2027	155,000	153,387

		564,211

Commercial Services & Supplies - 0.4%
Republic Services, Inc.
3.55%, 6/1/2022	100,000	101,857
Waste Management, Inc.
2.40%, 5/15/2023	25,000	24,160
3.13%, 3/1/2025	105,000	104,204

		230,221

Communications Equipment - 0.3%
Cisco Systems, Inc.
2.95%, 2/28/2026	100,000	98,295
2.50%, 9/20/2026	80,000	76,097

		174,392

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Consumer Finance - 5.7%
AerCap Ireland Capital DAC
3.95%, 2/1/2022	200,000	204,287
3.65%, 7/21/2027	300,000	289,651
American Express Co.
3.00%, 10/30/2024	200,000	196,609
3.63%, 12/5/2024	140,000	142,066
American Express Credit Corp.
Series F, 2.60%, 9/14/2020	195,000	195,302
American Honda Finance Corp.
2.45%, 9/24/2020	125,000	124,793
Capital One Financial Corp.
3.50%, 6/15/2023	200,000	201,438
4.20%, 10/29/2025	300,000	304,574
3.75%, 7/28/2026	150,000	146,364
3.75%, 3/9/2027	100,000	99,527
General Motors Financial Co., Inc.
3.20%, 7/6/2021	150,000	150,202
4.38%, 9/25/2021	300,000	311,456
HSBC USA, Inc.
2.75%, 8/7/2020	300,000	300,688
Synchrony Financial
4.25%, 8/15/2024	150,000	153,764
Toyota Motor Credit Corp.
4.50%, 6/17/2020	170,000	178,224

		2,998,945

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.
2.20%, 3/15/2021	165,000	163,192
3.13%, 3/15/2026	130,000	128,574
Shell International Finance BV
2.88%, 5/10/2026	175,000	171,647

		463,413

Diversified Telecommunication Services - 2.1%
AT&T, Inc.
4.10%, 2/15/2028(b)	155,000	153,579
Telefonica Emisiones SAU
5.13%, 4/27/2020	200,000	210,966
Verizon Communications, Inc.
4.60%, 4/1/2021	300,000	317,435
2.95%, 3/15/2022	158,000	157,468
5.15%, 9/15/2023	250,000	274,644

		1,114,092

Electric Utilities - 2.9%
Commonwealth Edison Co.
2.55%, 6/15/2026	50,000	47,403
Duke Energy Carolinas LLC
2.95%, 12/1/2026	100,000	97,636
Duke Energy Corp.
2.65%, 9/1/2026	100,000	93,307
Entergy Corp.
2.95%, 9/1/2026	150,000	142,761
Eversource Energy
Series K, 2.75%, 3/15/2022	150,000	148,555

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Electric Utilities - (continued)
Exelon Corp.
2.85%, 6/15/2020	180,000	180,460
3.40%, 4/15/2026	150,000	148,443
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	130,000	130,032
Pacific Gas & Electric Co.
2.95%, 3/1/2026	100,000	95,243
Public Service Electric & Gas Co.
2.38%, 5/15/2023	30,000	29,168
Southern Co. (The)
2.75%, 6/15/2020	100,000	100,186
3.25%, 7/1/2026	150,000	145,294
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026	50,000	49,422
Series A, 3.50%, 3/15/2027	100,000	100,941

		1,508,851

Energy Equipment & Services - 0.2%
Halliburton Co.
3.25%, 11/15/2021	50,000	50,763
3.80%, 11/15/2025	75,000	76,870

		127,633

Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.
5.05%, 9/1/2020	200,000	211,002
Boston Properties LP
5.63%, 11/15/2020	120,000	129,116
3.65%, 2/1/2026	105,000	105,259
Brixmor Operating Partnership LP
3.85%, 2/1/2025	25,000	24,694
Digital Realty Trust LP
3.95%, 7/1/2022	74,000	76,457
ERP Operating LP
2.85%, 11/1/2026	100,000	95,453
HCP, Inc.
2.63%, 2/1/2020	35,000	35,048
4.25%, 11/15/2023	150,000	156,108
Simon Property Group LP
4.38%, 3/1/2021	142,000	148,902
3.75%, 2/1/2024	120,000	123,361
3.38%, 10/1/2024	100,000	100,685
Ventas Realty LP
3.50%, 2/1/2025	50,000	49,742
Welltower, Inc.
3.75%, 3/15/2023	30,000	30,678
4.25%, 4/1/2026	100,000	103,732

		1,390,237

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.
3.00%, 5/18/2027	75,000	73,697
CVS Health Corp.
2.80%, 7/20/2020	200,000	199,833
2.13%, 6/1/2021	150,000	145,731
3.88%, 7/20/2025	155,000	156,644
Sysco Corp.
2.60%, 10/1/2020	150,000	150,335

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Food & Staples Retailing - (continued)
3.25%, 7/15/2027	100,000	98,486
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	105,000	106,221

		930,947

Food Products - 0.9%
Kraft Heinz Foods Co.
3.50%, 7/15/2022	200,000	202,235
Tyson Foods, Inc.
4.50%, 6/15/2022	124,000	131,115
3.55%, 6/2/2027	50,000	49,902
Unilever Capital Corp.
2.90%, 5/5/2027	100,000	96,936

		480,188

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories
2.90%, 11/30/2021	200,000	199,553
Boston Scientific Corp.
2.85%, 5/15/2020	150,000	150,215
Medtronic Global Holdings SCA
3.35%, 4/1/2027	200,000	201,497
Stryker Corp. 3.50%, 3/15/2026	115,000	116,800

		668,065

Health Care Providers & Services - 1.9%
Anthem, Inc.
3.30%, 1/15/2023	100,000	100,489
3.35%, 12/1/2024	150,000	149,803
Express Scripts Holding Co.
3.90%, 2/15/2022	150,000	153,662
3.50%, 6/15/2024	150,000	149,881
UnitedHealth Group, Inc.
2.70%, 7/15/2020	100,000	100,500
3.75%, 7/15/2025	75,000	77,527
3.10%, 3/15/2026	100,000	98,610
2.95%, 10/15/2027	150,000	145,613

		976,085

Hotels, Restaurants & Leisure - 0.7%
Marriott International, Inc.
2.30%, 1/15/2022	80,000	77,814
McDonald’s Corp.
2.75%, 12/9/2020	30,000	30,134
2.63%, 1/15/2022	105,000	104,194
3.38%, 5/26/2025	125,000	126,129

		338,271

Household Products - 0.3%
Procter & Gamble Co. (The)
3.10%, 8/15/2023	50,000	50,709
2.85%, 8/11/2027	100,000	97,204

		147,913

Industrial Conglomerates - 0.7%
3M Co.
2.25%, 9/19/2026	100,000	93,143
General Electric Co.
4.38%, 9/16/2020	200,000	207,893

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Industrial Conglomerates - (continued)
Honeywell International, Inc.
1.85%, 11/1/2021	80,000	77,736

		378,772

Insurance - 1.7%
American International Group, Inc.
3.38%, 8/15/2020	190,000	192,921
3.90%, 4/1/2026	100,000	101,787
Aon plc
3.50%, 6/14/2024	100,000	100,656
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	170,000	168,968
Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025	75,000	75,944
MetLife, Inc.
3.60%, 4/10/2024	80,000	81,677
Prudential Financial, Inc.
4.50%, 11/15/2020	60,000	63,031
3.50%, 5/15/2024	100,000	101,921
5.20%, 3/15/2044(a)	10,000	10,613

		897,518

Internet Software & Services - 1.2%
Alibaba Group Holding Ltd.
3.13%, 11/28/2021	200,000	201,826
Alphabet, Inc.
3.38%, 2/25/2024	100,000	103,332
Baidu, Inc.
3.00%, 6/30/2020	200,000	199,961
eBay, Inc.
3.45%, 8/1/2024	120,000	119,849

		624,968

IT Services - 2.0%
Fidelity National Information Services, Inc.
3.50%, 4/15/2023	100,000	101,177
3.00%, 8/15/2026	100,000	95,180
Fiserv, Inc.
3.50%, 10/1/2022	105,000	106,980
International Business Machines Corp.
3.38%, 8/1/2023	100,000	101,952
3.63%, 2/12/2024	100,000	102,961
3.45%, 2/19/2026	100,000	101,556
Visa, Inc.
2.80%, 12/14/2022	350,000	349,055
2.75%, 9/15/2027	100,000	96,438

		1,055,299

Machinery - 0.2%
Caterpillar, Inc.
3.40%, 5/15/2024	100,000	102,390

Media - 2.6%
21st Century Fox America, Inc.
4.50%, 2/15/2021	100,000	105,610
3.70%, 10/15/2025	50,000	51,318
CBS Corp.
3.70%, 8/15/2024	80,000	80,967
Discovery Communications LLC
5.05%, 6/1/2020	80,000	83,733

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Media - (continued)
NBCUniversal Media LLC
2.88%, 1/15/2023	300,000	299,967
Omnicom Group, Inc.
4.45%, 8/15/2020	170,000	177,271
Time Warner, Inc.
4.70%, 1/15/2021	80,000	84,196
4.05%, 12/15/2023	100,000	103,450
3.55%, 6/1/2024	80,000	80,261
3.88%, 1/15/2026	150,000	149,864
Walt Disney Co. (The)
3.00%, 2/13/2026	60,000	59,506
2.95%, 6/15/2027	100,000	97,876

		1,374,019

Multiline Retail - 0.1%
Target Corp.
2.50%, 4/15/2026	40,000	37,972

Multi-Utilities - 0.5%
Dominion Energy, Inc.
4.45%, 3/15/2021	150,000	157,092
Sempra Energy
3.55%, 6/15/2024	80,000	80,913

		238,005

Oil, Gas & Consumable Fuels - 4.4%
BP Capital Markets plc
3.12%, 5/4/2026	300,000	296,614
Chevron Corp.
2.95%, 5/16/2026	150,000	147,016
ConocoPhillips Co.
4.95%, 3/15/2026	100,000	111,594
Enterprise Products Operating LLC
5.20%, 9/1/2020	200,000	212,459
3.35%, 3/15/2023	180,000	181,840
3.75%, 2/15/2025	100,000	102,190
EOG Resources, Inc.
2.45%, 4/1/2020	75,000	74,802
4.15%, 1/15/2026	100,000	105,280
Exxon Mobil Corp.
2.22%, 3/1/2021	100,000	98,960
2.73%, 3/1/2023	160,000	159,123
Kinder Morgan Energy Partners LP
5.30%, 9/15/2020	100,000	105,971
3.95%, 9/1/2022	150,000	153,827
Occidental Petroleum Corp.
2.70%, 2/15/2023	80,000	79,306
3.00%, 2/15/2027	100,000	97,564
ONEOK Partners LP
4.90%, 3/15/2025	150,000	160,302
Total Capital International SA
3.75%, 4/10/2024	80,000	83,396
TransCanada PipeLines Ltd.
3.80%, 10/1/2020	50,000	51,509
Williams Partners LP
4.13%, 11/15/2020	100,000	103,226

		2,324,979

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Pharmaceuticals - 2.0%
Allergan, Inc.
3.38%, 9/15/2020	200,000	202,506
AstraZeneca plc
2.38%, 6/12/2022	150,000	146,610
Merck & Co., Inc.
1.85%, 2/10/2020	60,000	59,419
2.75%, 2/10/2025	115,000	112,622
Novartis Capital Corp.
3.40%, 5/6/2024	100,000	102,404
3.10%, 5/17/2027	100,000	99,652
Pfizer, Inc.
1.95%, 6/3/2021	150,000	147,505
Wyeth LLC
6.45%, 2/1/2024	40,000	47,401
Zoetis, Inc.
3.25%, 2/1/2023	150,000	150,759

		1,068,878

Road & Rail - 0.3%
CSX Corp.
3.70%, 10/30/2020	70,000	72,001
Norfolk Southern Corp.
3.00%, 4/1/2022	80,000	80,347

		152,348

Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.
3.90%, 12/15/2025	100,000	102,276
Applied Materials, Inc.
3.30%, 4/1/2027	75,000	74,548
Intel Corp.
2.45%, 7/29/2020	100,000	100,349
2.88%, 5/11/2024	150,000	148,825
QUALCOMM, Inc.
2.25%, 5/20/2020	150,000	148,763
3.00%, 5/20/2022	200,000	198,787
3.25%, 5/20/2027	150,000	143,576

		917,124

Software - 2.9%
Microsoft Corp.
3.00%, 10/1/2020	150,000	152,564
2.70%, 2/12/2025	140,000	137,080
3.13%, 11/3/2025	150,000	150,690
2.40%, 8/8/2026	100,000	94,223
3.30%, 2/6/2027	250,000	252,482
Oracle Corp.
1.90%, 9/15/2021	100,000	97,330
2.50%, 5/15/2022	250,000	247,438
2.65%, 7/15/2026	200,000	190,388
3.25%, 11/15/2027	200,000	198,312

		1,520,507

Specialty Retail - 1.1%
AutoZone, Inc.
3.75%, 6/1/2027	125,000	125,318
Home Depot, Inc. (The)
2.63%, 6/1/2022	200,000	199,206
3.00%, 4/1/2026	130,000	127,797
Lowe’s Cos., Inc.
3.38%, 9/15/2025	100,000	100,690

		553,011

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.
2.50%, 2/9/2022	150,000	148,644
2.40%, 5/3/2023	230,000	223,924
3.45%, 5/6/2024	450,000	459,307
3.25%, 2/23/2026	150,000	149,947
2.45%, 8/4/2026	100,000	93,942
3.35%, 2/9/2027	150,000	150,151
3.20%, 5/11/2027	100,000	98,931
2.90%, 9/12/2027	200,000	193,314
Hewlett Packard Enterprise Co.
3.60%, 10/15/2020	150,000	152,566
HP, Inc.
4.38%, 9/15/2021	25,000	26,138
4.65%, 12/9/2021	100,000	105,612
4.05%, 9/15/2022	125,000	129,403

		1,931,879

Tobacco - 1.6%
Altria Group, Inc.
2.85%, 8/9/2022	160,000	159,248
4.00%, 1/31/2024	100,000	104,751
Philip Morris International, Inc.
2.50%, 11/2/2022	200,000	195,514
3.60%, 11/15/2023	95,000	97,331
2.75%, 2/25/2026	100,000	95,988
Reynolds American, Inc.
3.25%, 6/12/2020	54,000	54,644
4.00%, 6/12/2022	150,000	155,091

		862,567

TOTAL CORPORATE BONDS (Cost $52,528,919)		51,918,162

Total Investments - 98.7% (Cost $52,528,919)		51,918,162
Other Assets Less Liabilities - 1.3%		709,070

Net Assets - 100.0%		52,627,232

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Abbreviations

SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 97.7%
Aerospace & Defense - 3.7%
Harris Corp.
5.05%, 4/27/2045	25,000	28,679
Lockheed Martin Corp.
3.60%, 3/1/2035	65,000	64,839
3.80%, 3/1/2045	40,000	39,816
4.70%, 5/15/2046	70,000	79,820
Northrop Grumman Corp.
4.75%, 6/1/2043	55,000	61,990
3.85%, 4/15/2045	55,000	54,354
Raytheon Co.
4.88%, 10/15/2040	20,000	23,583
Rockwell Collins, Inc.
4.35%, 4/15/2047	35,000	37,146
United Technologies Corp.
5.70%, 4/15/2040	90,000	112,201
4.50%, 6/1/2042	80,000	86,948
4.15%, 5/15/2045	80,000	83,142
4.05%, 5/4/2047	115,000	117,970

		790,488

Air Freight & Logistics - 1.0%
FedEx Corp.
3.90%, 2/1/2035	90,000	90,263
5.10%, 1/15/2044	15,000	17,463
4.75%, 11/15/2045	70,000	77,820
United Parcel Service, Inc.
6.20%, 1/15/2038	25,000	33,915

		219,461

Automobiles - 0.9%
Daimler Finance North America LLC
8.50%, 1/18/2031	25,000	37,190
General Motors Co.
5.00%, 4/1/2035	155,000	161,125

		198,315

Banks - 10.9%
Bank of America Corp.
4.24%, 4/24/2038(a)	150,000	159,600
5.00%, 1/21/2044	95,000	111,978
Series L, 4.75%, 4/21/2045	40,000	44,395
4.44%, 1/20/2048(a)	105,000	114,776
Barclays plc
4.84%, 5/9/2028	200,000	205,273
Citigroup, Inc.
8.13%, 7/15/2039	27,000	42,834
5.88%, 1/30/2042	40,000	52,148
5.30%, 5/6/2044	145,000	169,422
4.65%, 7/30/2045	105,000	118,006
4.75%, 5/18/2046	40,000	43,539
4.28%, 4/24/2048(a)	70,000	74,216
Fifth Third Bancorp
8.25%, 3/1/2038	30,000	44,815

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
HSBC Holdings plc
6.10%, 1/14/2042	125,000	166,882
JPMorgan Chase & Co.
6.40%, 5/15/2038	105,000	142,118
4.95%, 6/1/2045	265,000	300,412
4.26%, 2/22/2048(a)	150,000	158,872
3.96%, 11/15/2048(a)	150,000	151,952
Wells Fargo & Co.
5.38%, 11/2/2043	175,000	208,141
5.61%, 1/15/2044	35,000	42,662

		2,352,041

Beverages - 0.6%
PepsiCo, Inc.
4.45%, 4/14/2046	75,000	83,829
3.45%, 10/6/2046	55,000	52,209

		136,038

Biotechnology - 6.3%
AbbVie, Inc.
4.50%, 5/14/2035	250,000	270,086
4.40%, 11/6/2042	70,000	73,758
4.70%, 5/14/2045	75,000	82,508
Amgen, Inc.
6.38%, 6/1/2037	20,000	25,652
5.15%, 11/15/2041	65,000	75,737
4.40%, 5/1/2045	170,000	179,672
Biogen, Inc.
5.20%, 9/15/2045	95,000	110,776
Celgene Corp.
5.00%, 8/15/2045	90,000	99,748
Gilead Sciences, Inc.
4.60%, 9/1/2035	90,000	99,449
4.00%, 9/1/2036	55,000	56,857
4.75%, 3/1/2046	150,000	168,980
4.15%, 3/1/2047	110,000	113,604

		1,356,827

Building Products - 0.1%
Owens Corning
4.30%, 7/15/2047	35,000	34,016

Capital Markets - 4.9%
CME Group, Inc.
5.30%, 9/15/2043	30,000	37,629
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	265,000	329,221
6.45%, 5/1/2036	45,000	57,189
6.75%, 10/1/2037	195,000	257,706
6.25%, 2/1/2041	95,000	125,980
4.75%, 10/21/2045	115,000	129,436
Morgan Stanley
6.38%, 7/24/2042	40,000	54,502
4.30%, 1/27/2045	70,000	74,535

		1,066,198

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Chemicals - 1.8%
Dow Chemical Co. (The)
7.38%, 11/1/2029	30,000	39,497
4.38%, 11/15/2042	90,000	94,361
Ecolab, Inc.
5.50%, 12/8/2041	25,000	30,656
LYB International Finance BV
4.88%, 3/15/2044	80,000	88,284
Monsanto Co.
4.20%, 7/15/2034	30,000	31,021
4.40%, 7/15/2044	55,000	58,030
Praxair, Inc.
3.55%, 11/7/2042	10,000	9,918
Sherwin-Williams Co. (The)
4.50%, 6/1/2047	40,000	42,387

		394,154

Communications Equipment - 0.4%
Cisco Systems, Inc.
5.90%, 2/15/2039	60,000	80,699

Consumer Finance - 0.1%
American Express Co.
4.05%, 12/3/2042	30,000	30,996

Diversified Financial Services - 0.5%
Shell International Finance BV
4.13%, 5/11/2035	40,000	43,040
4.38%, 5/11/2045	55,000	60,429

		103,469

Diversified Telecommunication Services - 8.4%
AT&T, Inc.
5.15%, 11/15/2046(b)	30,000	30,895
British Telecommunications plc
9.12%, 12/15/2030	95,000	140,593
Deutsche Telekom International Finance BV
8.75%, 6/15/2030	130,000	190,480
Orange SA
9.00%, 3/1/2031(c)	90,000	134,931
Telefonica Emisiones SAU
5.21%, 3/8/2047	170,000	192,214
Verizon Communications, Inc.
4.50%, 8/10/2033	170,000	174,781
4.40%, 11/1/2034	40,000	40,643
4.27%, 1/15/2036	55,000	54,669
5.25%, 3/16/2037	95,000	104,911
4.75%, 11/1/2041	230,000	236,338
4.86%, 8/21/2046	135,000	140,599
5.50%, 3/16/2047	170,000	193,378
4.67%, 3/15/2055	185,000	182,071

		1,816,503

Electric Utilities - 5.1%
Appalachian Power Co.
7.00%, 4/1/2038	35,000	49,326
Commonwealth Edison Co.
5.90%, 3/15/2036	125,000	159,700
Duke Energy Corp.
4.80%, 12/15/2045	65,000	73,353

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Electric Utilities - (continued)
3.75%, 9/1/2046	80,000	76,818
Florida Power & Light Co.
4.13%, 2/1/2042	35,000	37,530
Georgia Power Co.
4.30%, 3/15/2042	115,000	121,831
Pacific Gas & Electric Co.
6.05%, 3/1/2034	100,000	123,219
5.80%, 3/1/2037	115,000	140,983
4.00%, 12/1/2046	35,000	34,229
PPL Capital Funding, Inc.
4.00%, 9/15/2047	35,000	34,996
Progress Energy, Inc.
7.75%, 3/1/2031	45,000	61,919
South Carolina Electric & Gas Co.
4.35%, 2/1/2042	30,000	31,351
Southern Co. (The)
4.40%, 7/1/2046	145,000	150,824

		1,096,079

Electrical Equipment - 0.2%
Eaton Corp.
4.15%, 11/2/2042	35,000	35,929

Energy Equipment & Services - 1.3%
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	55,000	63,584
Halliburton Co.
4.85%, 11/15/2035	185,000	208,260

		271,844

Equity Real Estate Investment Trusts (REITs) - 0.7%
ERP Operating LP
4.50%, 7/1/2044	25,000	27,043
Federal Realty Investment Trust
4.50%, 12/1/2044	30,000	32,032
Simon Property Group LP
4.75%, 3/15/2042	35,000	38,752
Weyerhaeuser Co.
7.38%, 3/15/2032	40,000	54,114

		151,941

Food & Staples Retailing - 1.8%
CVS Health Corp.
5.30%, 12/5/2043	45,000	51,441
5.13%, 7/20/2045	110,000	123,431
Sysco Corp.
4.85%, 10/1/2045	40,000	45,018
Walgreen Co.
4.40%, 9/15/2042	105,000	104,882
Walmart, Inc.
5.25%, 9/1/2035	55,000	68,726

		393,498

Food Products - 0.9%
General Mills, Inc.
5.40%, 6/15/2040	25,000	29,451
Kellogg Co.
4.50%, 4/1/2046	30,000	31,473
Mead Johnson Nutrition Co.
4.60%, 6/1/2044	35,000	37,712

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Food Products - (continued)
Tyson Foods, Inc.
5.15%, 8/15/2044	55,000	63,127
Unilever Capital Corp.
5.90%, 11/15/2032	25,000	32,001

		193,764

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories
4.75%, 11/30/2036	55,000	61,321
Koninklijke Philips NV
5.00%, 3/15/2042	40,000	45,757
Medtronic, Inc.
4.38%, 3/15/2035	95,000	104,355
Stryker Corp.
4.63%, 3/15/2046	40,000	44,360

		255,793

Health Care Providers & Services - 1.9%
Aetna, Inc.
6.75%, 12/15/2037	35,000	47,109
AmerisourceBergen Corp.
4.25%, 3/1/2045	30,000	29,393
Anthem, Inc.
4.65%, 1/15/2043	110,000	118,970
Cigna Corp.
5.38%, 2/15/2042	35,000	40,810
Express Scripts Holding Co.
4.80%, 7/15/2046	35,000	37,359
Humana, Inc.
4.95%, 10/1/2044	15,000	16,750
McKesson Corp.
4.88%, 3/15/2044	30,000	32,368
UnitedHealth Group, Inc.
4.63%, 7/15/2035	70,000	79,583

		402,342

Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.
6.30%, 3/1/2038	110,000	145,316
4.60%, 5/26/2045	25,000	27,625
4.88%, 12/9/2045	70,000	80,420

		253,361

Household Products - 0.2%
Procter & Gamble Co. (The)
5.55%, 3/5/2037	30,000	38,663

Industrial Conglomerates - 0.7%
General Electric Co.
6.75%, 3/15/2032	25,000	32,394
4.50%, 3/11/2044	55,000	57,820
Honeywell International, Inc.
3.81%, 11/21/2047(b)	30,000	30,487
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 6/15/2043	25,000	30,923

		151,624

Insurance - 2.6%
Allstate Corp. (The)
5.55%, 5/9/2035	25,000	30,294
6.50%, 5/15/2057(a)	15,000	18,188

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Insurance - (continued)
American International Group, Inc.
3.88%, 1/15/2035	80,000	77,917
4.50%, 7/16/2044	40,000	41,498
Aon plc
4.75%, 5/15/2045	65,000	70,472
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	40,000	51,432
Chubb Corp. (The)
6.00%, 5/11/2037	25,000	32,643
Marsh & McLennan Cos., Inc.
4.35%, 1/30/2047	25,000	27,201
MetLife, Inc.
6.40%, 12/15/2036	70,000	80,686
4.60%, 5/13/2046	55,000	59,759
Principal Financial Group, Inc.
6.05%, 10/15/2036	30,000	37,763
Travelers Cos., Inc. (The)
3.75%, 5/15/2046	30,000	29,941

		557,794

Internet Software & Services - 1.1%
Alibaba Group Holding Ltd.
4.00%, 12/6/2037	200,000	200,496
eBay, Inc.
4.00%, 7/15/2042	40,000	36,448

		236,944

IT Services - 0.7%
International Business Machines Corp.
5.88%, 11/29/2032	50,000	63,717
Visa, Inc.
4.30%, 12/14/2045	80,000	88,873

		152,590

Machinery - 0.3%
Fortive Corp.
4.30%, 6/15/2046	30,000	31,290
Illinois Tool Works, Inc.
3.90%, 9/1/2042	30,000	31,042

		62,332

Media - 7.0%
21st Century Fox America, Inc.
6.20%, 12/15/2034	75,000	95,944
6.65%, 11/15/2037	55,000	74,806
4.75%, 9/15/2044	125,000	141,820
CBS Corp.
4.60%, 1/15/2045	105,000	107,082
Charter Communications Operating LLC
3.75%, 2/15/2028	75,000	70,951
Comcast Corp.
6.50%, 11/15/2035	55,000	73,196
4.60%, 8/15/2045	170,000	186,476
3.40%, 7/15/2046	165,000	150,702
4.00%, 11/1/2049	200,000	199,968
Discovery Communications LLC
3.95%, 3/20/2028	50,000	48,856
4.88%, 4/1/2043	45,000	44,362
Time Warner, Inc.
6.25%, 3/29/2041	200,000	247,983
Walt Disney Co. (The)
4.13%, 6/1/2044	55,000	58,725

		1,500,871

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Metals & Mining - 0.8%
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043	50,000	60,262
Newmont Mining Corp.
5.88%, 4/1/2035	55,000	66,434
Nucor Corp.
5.20%, 8/1/2043	35,000	41,562

		168,258

Multiline Retail - 0.5%
Target Corp.
4.00%, 7/1/2042	110,000	112,691

Multi-Utilities - 2.9%
Berkshire Hathaway Energy Co.
5.15%, 11/15/2043	55,000	65,454
4.50%, 2/1/2045	110,000	121,128
Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/2054	31,000	34,901
Series C, 4.30%, 12/1/2056	40,000	42,773
Dominion Energy, Inc.
Series B, 5.95%, 6/15/2035	130,000	161,121
NiSource, Inc.
4.80%, 2/15/2044	55,000	61,515
4.38%, 5/15/2047	55,000	58,822
Sempra Energy
6.00%, 10/15/2039	30,000	38,345
Southern Co. Gas Capital Corp.
5.88%, 3/15/2041	35,000	42,860

		626,919

Oil, Gas & Consumable Fuels - 8.1%
Andeavor
3.80%, 4/1/2028	100,000	98,575
ConocoPhillips
5.90%, 10/15/2032	190,000	232,051
6.50%, 2/1/2039	35,000	48,490
Enterprise Products Operating LLC
6.45%, 9/1/2040	120,000	155,159
4.85%, 3/15/2044	50,000	55,091
5.10%, 2/15/2045	85,000	97,363
Exxon Mobil Corp.
4.11%, 3/1/2046	45,000	48,781
Magellan Midstream Partners LP
5.15%, 10/15/2043	20,000	22,827
4.20%, 10/3/2047	30,000	30,393
Marathon Petroleum Corp.
4.75%, 9/15/2044	55,000	58,490
Occidental Petroleum Corp.
4.63%, 6/15/2045	55,000	60,712
ONEOK Partners LP
6.13%, 2/1/2041	60,000	71,503
Petro-Canada
5.95%, 5/15/2035	120,000	148,630
Phillips 66
5.88%, 5/1/2042	55,000	69,698

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Oil, Gas & Consumable Fuels - (continued)
4.88%, 11/15/2044	85,000	96,281
Phillips 66 Partners LP
4.90%, 10/1/2046	30,000	31,799
Suncor Energy, Inc.
4.00%, 11/15/2047	85,000	86,003
TransCanada PipeLines Ltd.
5.85%, 3/15/2036	150,000	185,714
Valero Energy Corp.
6.63%, 6/15/2037	105,000	139,230

		1,736,790

Pharmaceuticals - 3.2%
AstraZeneca plc
4.38%, 11/16/2045	135,000	142,829
Eli Lilly & Co.
3.70%, 3/1/2045	30,000	30,191
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/2034	35,000	42,100
Johnson & Johnson
4.38%, 12/5/2033	85,000	95,197
3.70%, 3/1/2046	40,000	41,029
Merck & Co., Inc.
3.70%, 2/10/2045	55,000	55,679
Novartis Capital Corp.
3.70%, 9/21/2042	40,000	40,053
Wyeth LLC
6.50%, 2/1/2034	90,000	120,483
5.95%, 4/1/2037	55,000	72,558
Zoetis, Inc.
4.70%, 2/1/2043	40,000	44,174

		684,293

Road & Rail - 2.2%
Burlington Northern Santa Fe LLC
4.90%, 4/1/2044	65,000	76,761
4.13%, 6/15/2047	55,000	59,342
Canadian Pacific Railway Co.
4.80%, 8/1/2045	35,000	40,674
CSX Corp.
6.15%, 5/1/2037	110,000	142,632
4.10%, 3/15/2044	40,000	41,046
Norfolk Southern Corp.
4.84%, 10/1/2041	40,000	45,748
Union Pacific Corp.
4.75%, 9/15/2041	30,000	34,402
4.05%, 3/1/2046	35,000	37,377

		477,982

Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.
5.85%, 6/15/2041	25,000	32,595
4.35%, 4/1/2047	40,000	43,484
Intel Corp.
3.73%, 12/8/2047(b)	102,000	102,456
QUALCOMM, Inc.
4.65%, 5/20/2035	55,000	58,292
4.80%, 5/20/2045	45,000	47,902
4.30%, 5/20/2047	55,000	54,389

		339,118

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Software - 4.5%
Microsoft Corp.
3.50%, 2/12/2035	185,000	187,545
4.00%, 2/12/2055	115,000	120,023
3.95%, 8/8/2056	205,000	212,687
4.50%, 2/6/2057	55,000	63,198
Oracle Corp.
5.38%, 7/15/2040	115,000	142,893
4.00%, 7/15/2046	75,000	77,688
4.00%, 11/15/2047	85,000	87,502
4.38%, 5/15/2055	70,000	76,302

		967,838

Specialty Retail - 1.5%
Home Depot, Inc. (The)
5.88%, 12/16/2036	95,000	126,291
3.50%, 9/15/2056	55,000	51,890
Lowe’s Cos., Inc.
4.05%, 5/3/2047	145,000	150,733

		328,914

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.
4.38%, 5/13/2045	125,000	137,035
4.65%, 2/23/2046	95,000	108,303
HP, Inc.
6.00%, 9/15/2041	40,000	42,648

		287,986

Tobacco - 2.9%
Altria Group, Inc.
4.25%, 8/9/2042	105,000	108,183
5.38%, 1/31/2044	95,000	113,918
Philip Morris International, Inc.
6.38%, 5/16/2038	130,000	172,805
4.13%, 3/4/2043	95,000	95,864
Reynolds American, Inc.
5.70%, 8/15/2035	115,000	135,666

		626,436

Trading Companies & Distributors - 0.3%
WW Grainger, Inc.
4.60%, 6/15/2045	55,000	60,977

Wireless Telecommunication Services - 1.4%
America Movil SAB de CV
6.38%, 3/1/2035	150,000	185,981
Rogers Communications, Inc.
5.00%, 3/15/2044	65,000	73,089
Vodafone Group plc
7.88%, 2/15/2030	30,000	40,175

		299,245

TOTAL CORPORATE BONDS (Cost $20,585,916)		21,052,021

Total Investments — 97.7% (Cost $20,585,916)		21,052,021
Other Assets Less Liabilities — 2.3%		499,496

Net Assets — 100.0%		21,551,517

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2018.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 86.9%
Aerospace & Defense - 0.5%
United Technologies Corp. (ICE LIBOR USD 3 Month + 0.35%), 1.73%, 11/1/2019(a)	690,000	692,737

Air Freight & Logistics - 2.0%
FedEx Corp.
2.30%, 2/1/2020	1,300,000	1,294,577
United Parcel Service, Inc. (ICE LIBOR USD 3 Month + 0.38%), 1.80%, 5/16/2022(a)	1,375,000	1,384,569

		2,679,146

Asset Management & Custody Banks - 1.0%
Ares Capital Corp.
4.88%, 11/30/2018	1,300,000	1,325,261

Automobile Manufacturers - 0.5%
Daimler Finance North America LLC (ICE LIBOR USD 3 Month + 0.53%), 1.92%, 5/5/2020(a)(b)	690,000	693,758

Automotive Retail - 0.5%
AutoZone, Inc.
7.13%, 8/1/2018	660,000	676,001

Biotechnology - 2.6%
Amgen, Inc. (ICE LIBOR USD 3 Month + 0.32%), 1.73%, 5/10/2019(a)	1,168,000	1,171,548
Gilead Sciences, Inc.
1.85%, 9/4/2018	750,000	749,486
(ICE LIBOR USD 3 Month + 0.17%), 1.80%, 9/20/2018(a)	1,573,000	1,574,506

		3,495,540

Communications Equipment - 0.3%
Cisco Systems, Inc. (ICE LIBOR USD 3 Month + 0.50%), 1.98%, 3/1/2019(a)	449,000	451,324

Consumer Finance - 11.7%
American Express Credit Corp. (ICE LIBOR USD 3 Month + 0.49%), 1.91%, 8/15/2019(a)	616,000	618,636

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Consumer Finance - (continued)
(ICE LIBOR USD 3 Month + 0.43%), 1.92%, 3/3/2020(a)	1,375,000	1,381,437
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.10%), 1.62%, 3/8/2018(a)	341,000	340,978
(ICE LIBOR USD 3 Month + 0.34%), 1.75%, 2/14/2020(a)	466,000	467,601
1.95%, 7/20/2020	299,000	294,927
(ICE LIBOR USD 3 Month + 0.27%), 2.01%, 7/20/2020(a)	1,441,000	1,445,311
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.95%), 2.49%, 3/9/2022(a)	592,000	597,800
(ICE LIBOR USD 3 Month + 0.72%), 2.49%, 1/30/2023(a)	750,000	750,857
Caterpillar Financial Services Corp. (ICE LIBOR USD 3 Month + 0.18%), 1.69%, 12/6/2018(a)	446,000	446,456
(ICE LIBOR USD 3 Month + 0.28%), 1.94%, 3/22/2019(a)	1,654,000	1,657,913
Ford Motor Credit Co. LLC Series 1, (ICE LIBOR USD 3 Month + 0.83%), 2.38%, 3/12/2019(a)	1,000,000	1,004,626
(ICE LIBOR USD 3 Month + 1.00%), 2.70%, 1/9/2020(a)	269,000	271,964
General Motors Financial Co., Inc.
2.45%, 11/6/2020	1,125,000	1,110,546
Harley-Davidson Financial Services, Inc. (ICE LIBOR USD 3 Month + 0.35%), 1.87%, 3/8/2019(a)(b)	1,034,000	1,035,145
John Deere Capital Corp. (ICE LIBOR USD 3 Month + 0.27%), 1.99%, 10/15/2018(a)	690,000	691,113
1.95%, 12/13/2018	13,000	12,994
(ICE LIBOR USD 3 Month + 0.12%), 1.82%, 7/5/2019(a)	228,000	228,138
(ICE LIBOR USD 3 Month + 0.30%), 1.86%, 3/13/2020(a)	1,298,000	1,301,604

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Consumer Finance - (continued)
Toyota Motor Credit Corp. (ICE LIBOR USD 3 Month + 0.10%), 1.80%, 1/10/2020(a)	1,100,000	1,099,530
(ICE LIBOR USD 3 Month + 0.26%), 1.99%, 4/17/2020(a)	1,168,000	1,171,164

		15,928,740

Data Processing & Outsourced Services - 0.1%
Mastercard, Inc.
2.00%, 4/1/2019	112,000	111,788

Diversified Banks - 22.2%
Australia & New Zealand Banking Group Ltd. (ICE LIBOR USD 3 Month + 0.25%), 1.86%, 12/19/2019(a)(b)	1,000,000	1,002,547
Bank of America Corp. (ICE LIBOR USD 3 Month + 0.38%), 2.12%, 1/23/2022(a)	2,590,000	2,592,703
Barclays Bank plc (ICE LIBOR USD 3 Month + 0.65%), 2.04%, 8/7/2020(a)	1,000,000	1,007,051
Canadian Imperial Bank of Commerce (ICE LIBOR USD 3 Month + 0.72%), 2.32%, 6/16/2022(a)	2,247,000	2,262,493
Citibank NA (ICE LIBOR USD 3 Month + 0.23%), 1.63%, 11/9/2018(a)	3,000,000	3,002,087
(ICE LIBOR USD 3 Month + 0.34%), 1.97%, 3/20/2019(a)	400,000	400,787
Citigroup, Inc. (ICE LIBOR USD 3 Month + 0.96%), 2.71%, 4/25/2022(a)	1,160,000	1,179,465
Commonwealth Bank of Australia
1.63%, 3/12/2018	1,000,000	999,857
(ICE LIBOR USD 3 Month + 0.79%), 2.17%, 11/2/2018(a)(b)	625,000	628,246
DBS Group Holdings Ltd. (ICE LIBOR USD 3 Month + 0.49%), 2.01%, 6/8/2020(a)(b)	800,000	802,688
Fifth Third Bank (ICE LIBOR USD 3 Month + 0.25%), 2.02%, 10/30/2020(a)	1,500,000	1,501,411
JPMorgan Chase & Co. (ICE LIBOR USD 3 Month + 0.68%), 2.16%, 6/1/2021(a)	750,000	756,078

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Diversified Banks - (continued)
Lloyds Bank plc (ICE LIBOR USD 3 Month + 0.52%), 2.12%, 3/16/2018(a)	1,000,000	1,000,452
National Australia Bank Ltd. (ICE LIBOR USD 3 Month + 0.78%), 2.50%, 1/14/2019(a)(b)	1,000,000	1,006,234
(ICE LIBOR USD 3 Month + 0.59%), 2.30%, 1/10/2020(a)(b)	2,000,000	2,013,598
National Bank of Canada
2.10%, 12/14/2018	500,000	500,016
(ICE LIBOR USD 3 Month + 0.56%), 2.11%, 6/12/2020(a)	700,000	705,190
Royal Bank of Canada (ICE LIBOR USD 3 Month + 0.53%), 2.12%, 3/15/2019(a)	145,000	145,650
(ICE LIBOR USD 3 Month + 0.38%), 1.87%, 3/2/2020(a)	1,654,000	1,660,013
(ICE LIBOR USD 3 Month + 0.52%), 2.03%, 3/6/2020(a)	563,000	566,356
Sumitomo Mitsui Banking Corp. (ICE LIBOR USD 3 Month + 0.35%), 2.08%, 1/17/2020(a)	500,000	500,651
Sumitomo Mitsui Trust Bank Ltd. (ICE LIBOR USD 3 Month + 0.51%), 2.02%, 3/6/2019(a)(b)	1,000,000	1,001,731
Svenska Handelsbanken AB (ICE LIBOR USD 3 Month + 0.36%), 1.88%, 9/8/2020(a)	1,000,000	1,004,609
US Bancorp (ICE LIBOR USD 3 Month + 0.40%), 2.15%, 4/25/2019(a)	476,000	477,549
US Bank NA (ICE LIBOR USD 3 Month + 0.13%), 1.87%, 1/17/2020(a)	2,000,000	2,000,707
Wells Fargo & Co.
Series N, 2.15%, 1/30/2020	112,000	111,184
Westpac Banking Corp. (ICE LIBOR USD 3 Month + 0.43%), 1.94%, 3/6/2020(a)	1,375,000	1,380,445

		30,209,798

Diversified Capital Markets - 1.6%
UBS AG
1.80%, 3/26/2018	1,480,000	1,480,124

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Diversified Capital Markets - (continued)
(ICE LIBOR USD 3 Month + 0.58%), 2.10%, 6/8/2020(a)(b)	200,000	201,049
(ICE LIBOR USD 3 Month + 0.48%), 1.96%, 12/1/2020(a)(b)	500,000	501,100

		2,182,273

Diversified Chemicals - 0.7%
EI du Pont de Nemours & Co. (ICE LIBOR USD 3 Month + 0.53%), 1.91%, 5/1/2020(a)	954,000	961,730

Drug Retail - 0.9%
CVS Health Corp.
1.90%, 7/20/2018	1,281,000	1,280,502

Electric Utilities - 1.5%
Pacific Gas & Electric Co. (ICE LIBOR USD 3 Month + 0.23%), 1.71%, 11/28/2018(a)(b)	2,000,000	2,000,613

Food Distributors - 1.0%
Sysco Corp.
2.60%, 10/1/2020	1,300,000	1,302,901

Food Retail - 0.9%
Kroger Co. (The)
2.00%, 1/15/2019	1,250,000	1,247,530

Health Care Distributors - 1.3%
Cardinal Health, Inc.
1.95%, 6/14/2019	1,125,000	1,116,152
McKesson Corp.
1.40%, 3/15/2018	690,000	689,660

		1,805,812

Home Improvement Retail - 1.8%
Home Depot, Inc. (The)
2.00%, 6/15/2019	3,000	2,991
(ICE LIBOR USD 3 Month + 0.15%), 1.64%, 6/5/2020(a)	1,497,000	1,500,872
Lowe’s Cos., Inc. (ICE LIBOR USD 3 Month + 0.42%), 1.96%, 9/10/2019(a)	897,000	902,178

		2,406,041

Homebuilding - 0.5%
DR Horton, Inc.
2.55%, 12/1/2020	644,000	640,550

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Household Products - 1.3%
Church & Dwight Co., Inc. (ICE LIBOR USD 3 Month + 0.15%), 1.90%, 1/25/2019(a)	1,046,000	1,046,624
Kimberly-Clark Corp.
1.90%, 5/22/2019	185,000	183,854
Procter & Gamble Co. (The) (ICE LIBOR USD 3 Month + 0.27%), 1.65%, 11/1/2019(a)	553,000	555,405

		1,785,883

Hypermarkets & Super Centers - 0.6%
Costco Wholesale Corp.
1.70%, 12/15/2019	750,000	742,195
Walmart, Inc.
1.90%, 12/15/2020	32,000	31,619

		773,814

Independent Power Producers & Energy Traders - 0.7%
Southern Power Co.
Series 15A, 1.50%, 6/1/2018	1,000,000	998,629

Industrial Conglomerates - 2.0%
General Electric Co. (ICE LIBOR USD 3 Month + 0.51%), 2.23%, 1/14/2019(a)	527,000	528,147
Honeywell International, Inc.
1.40%, 10/30/2019	690,000	679,539
(ICE LIBOR USD 3 Month + 0.04%), 1.81%, 10/30/2019(a)	1,497,000	1,497,609

		2,705,295

Industrial Machinery - 0.8%
Stanley Black & Decker, Inc.
1.62%, 11/17/2018	1,110,000	1,104,538

Integrated Oil & Gas - 2.2%
Chevron Corp. (ICE LIBOR USD 3 Month + 0.09%), 1.56%, 2/28/2019(a)	690,000	690,649
1.96%, 3/3/2020	39,000	38,649
(ICE LIBOR USD 3 Month + 0.21%), 1.70%, 3/3/2020(a)	750,000	752,813
(ICE LIBOR USD 3 Month + 0.95%), 2.37%, 5/16/2021(a)	341,000	350,400
ConocoPhillips Co. (ICE LIBOR USD 3 Month + 0.33%), 1.75%, 5/15/2018(a)	875,000	875,474
Enterprise Products Operating LLC
1.65%, 5/7/2018	330,000	329,801

		3,037,786

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Integrated Telecommunication Services - 1.6%
AT&T, Inc.
5.60%, 5/15/2018	900,000	909,393
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 0.55%), 2.00%, 5/22/2020(a)	800,000	804,794
(ICE LIBOR USD 3 Month + 1.00%), 2.60%, 3/16/2022(a)	500,000	510,627

		2,224,814

Internet Software & Services - 0.3%
Tencent Holdings Ltd. (ICE LIBOR USD 3 Month + 0.61%), 2.34%, 1/19/2023(a)(b)	455,000	456,710

Investment Banking & Brokerage - 1.9%
Goldman Sachs Group, Inc. (The)
1.95%, 7/23/2019	446,000	442,204
(ICE LIBOR USD 3 Month + 0.78%), 2.55%, 10/31/2022(a)	750,000	753,944
Morgan Stanley
2.50%, 1/24/2019	209,000	209,606
(ICE LIBOR USD 3 Month + 0.55%), 2.29%, 2/10/2021(a)	350,000	351,165
(ICE LIBOR USD 3 Month + 0.93%), 2.67%, 7/22/2022(a)	750,000	759,999

		2,516,918

IT Consulting & Other Services - 0.3%
International Business Machines Corp.
1.25%, 2/8/2018	400,000	399,961

Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.
2.40%, 2/1/2019	465,000	465,281

Movies & Entertainment - 1.1%
NBCUniversal Enterprise, Inc. (ICE LIBOR USD 3 Month + 0.40%), 2.09%, 4/1/2021(a)(b)	1,300,000	1,311,481
Walt Disney Co. (The) (ICE LIBOR USD 3 Month + 0.39%), 1.88%, 3/4/2022(a)	147,000	148,624

		1,460,105

Multi-Utilities - 1.6%
Dominion Energy, Inc.
6.40%, 6/15/2018	530,000	538,707
Series A, 1.88%, 1/15/2019	610,000	607,927

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Multi-Utilities - (continued)
Sempra Energy (ICE LIBOR USD 3 Month + 0.25%), 1.96%, 7/15/2019(a)	1,000,000	1,001,021

		2,147,655

Oil & Gas Equipment & Services - 1.1%
Schlumberger Finance Canada Ltd.
2.20%, 11/20/2020(b)	1,201,000	1,185,412
Schlumberger Holdings Corp.
2.35%, 12/21/2018(b)	275,000	275,358

		1,460,770

Oil & Gas Refining & Marketing - 0.8%
BP Capital Markets plc
1.77%, 9/19/2019	527,000	521,949
Marathon Petroleum Corp.
2.70%, 12/14/2018	600,000	602,072

		1,124,021

Other Diversified Financial Services - 2.6%
JPMorgan Chase Bank NA (ICE LIBOR USD 3 Month + 0.45%), 2.09%, 9/21/2018(a)	1,000,000	1,002,048
(ICE LIBOR USD 3 Month + 0.29%), 2.06%, 2/1/2021(a)	1,500,000	1,501,954
Siemens Financieringsmaatschappij NV (ICE LIBOR USD 3 Month + 0.34%), 1.94%, 3/16/2020(a)(b)	1,045,000	1,049,362

		3,553,364

Packaged Foods & Meats - 3.5%
General Mills, Inc.
2.60%, 10/12/2022	1,125,000	1,104,934
Hershey Co. (The)
1.60%, 8/21/2018	750,000	748,648
JM Smucker Co. (The)
2.20%, 12/6/2019	375,000	373,367
Mondelez International, Inc. (ICE LIBOR USD 3 Month + 0.52%), 1.90%, 2/1/2019(a)	1,300,000	1,304,079
Tyson Foods, Inc. (ICE LIBOR USD 3 Month + 0.55%), 2.04%, 6/2/2020(a)	631,000	635,378
(ICE LIBOR USD 3 Month + 0.45%), 1.89%, 8/21/2020(a)	632,000	634,084

		4,800,490

Pharmaceuticals - 1.4%
AstraZeneca plc
1.75%, 11/16/2018	625,000	622,927
(ICE LIBOR USD 3 Month + 0.53%), 1.95%, 11/16/2018(a)	625,000	626,708

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Pharmaceuticals - (continued)
Johnson & Johnson (ICE LIBOR USD 3 Month + 0.27%), 1.75%, 3/1/2019(a)	656,000	658,164

		1,907,799

Property & Casualty Insurance - 0.7%
Berkshire Hathaway Finance Corp. (ICE LIBOR USD 3 Month + 0.69%), 2.28%, 3/15/2019(a)	475,000	478,691
(ICE LIBOR USD 3 Month + 0.32%), 2.03%, 1/10/2020(a)	416,000	417,971

		896,662

Regional Banks - 3.5%
Discover Bank
3.35%, 2/6/2023	1,300,000	1,299,883
Manufacturers & Traders Trust Co. (ICE LIBOR USD 3 Month + 0.27%), 2.02%, 1/25/2021(a)	2,500,000	2,504,571
PNC Bank NA (ICE LIBOR USD 3 Month + 0.36%), 1.80%, 5/19/2020(a)	900,000	903,773

		4,708,227

Restaurants - 0.6%
McDonald’s Corp.
2.10%, 12/7/2018	750,000	750,029

Semiconductors - 1.7%
Intel Corp. (ICE LIBOR USD 3 Month + 0.08%), 1.49%, 5/11/2020(a)	1,960,000	1,963,132
QUALCOMM, Inc. (ICE LIBOR USD 3 Month + 0.45%), 1.89%, 5/20/2020(a)	313,000	314,273

		2,277,405

Specialized Finance - 0.9%
Shell International Finance BV (ICE LIBOR USD 3 Month + 0.58%), 1.99%, 11/10/2018(a)	686,000	689,276
2.13%, 5/11/2020	563,000	558,862

		1,248,138

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc. (ICE LIBOR USD 3 Month + 0.08%), 1.48%, 2/8/2019(a)	1,034,000	1,034,772
(ICE LIBOR USD 3 Month + 0.82%), 2.27%, 2/22/2019(a)	105,000	105,899

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Technology Hardware, Storage & Peripherals - (continued)
(ICE LIBOR USD 3 Month + 0.30%), 1.69%, 5/6/2019(a)	311,000	312,216
Hewlett Packard Enterprise Co.
2.85%, 10/5/2018	1,315,000	1,321,224

		2,774,111

Trading Companies & Distributors - 0.8%
Air Lease Corp.
3.38%, 1/15/2019	260,000	262,397
2.63%, 7/1/2022	887,000	866,694

		1,129,091

Wireless Telecommunication Services - 1.0%
Vodafone Group plc
1.50%, 2/19/2018	845,000	844,817
4.63%, 7/15/2018	500,000	505,723

		1,350,540

TOTAL CORPORATE BONDS (Cost $118,028,249)		118,150,081

ASSET-BACKED SECURITIES - 4.3%
American Express Credit Account Master Trust
Series 2017-6, Class A, 2.04%, 5/15/2023	1,000,000	988,502
Series 2017-2, Class A, 2.01%, 9/16/2024(c)	2,000,000	2,019,926
CarMax Auto Owner Trust
Series 2017-1, Class A2, 1.54%, 2/18/2020	780,238	778,982
Citibank Credit Card Issuance Trust
Series 2017-A4, Class A4, 1.78%, 4/7/2022(c)	900,000	902,325
Hyundai Auto Lease Securitization Trust
Series 2017-A, Class A2B, 1.86%, 7/15/2019(b)(c)	367,504	367,743
John Deere Owner Trust 2017
Series 2017-A, Class A2, 1.50%, 10/15/2019	795,883	794,722

TOTAL ASSET-BACKED SECURITIES (Cost $5,843,482)		5,852,200

FOREIGN GOVERNMENT SECURITIES - 1.5%
Japan Bank for International Cooperation (ICE LIBOR USD 3 Month + 0.57%), 2.03%, 2/24/2020(a) (Cost $2,000,000)	2,000,000	2,013,531

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2018 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.1%
CERTIFICATES OF DEPOSIT - 2.2%
Toronto-Dominion Bank (The) 1.75%, 10/26/2018 (Cost $3,000,000)	3,000,000	2,993,139

COMMERCIAL PAPER - 1.9%
McCormick & Co., Inc.
1.96%, 6/4/2018(d)(e)	1,300,000	1,290,915
Walgreens Boots Alliance, Inc.
2.08%, 5/7/2018(d)(e)	1,300,000	1,293,056

TOTAL COMMERCIAL PAPER (Cost $2,584,237)		2,583,971

TOTAL SHORT-TERM INVESTMENTS (Cost $5,584,237)		5,577,110

Total Investments - 96.8% (Cost $131,455,968)		131,592,922
Other Assets Less Liabilities - 3.2%		4,287,469

Net Assets - 100.0%		135,880,391

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2018.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2018.

(d)	The rate shown was the current yield as of January 31, 2018.
(e)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration normally to qualified institutional buyers.

Percentages shown are based on Net Assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

January 31, 2018 (Unaudited)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of January 31, 2018:

Australia	5.2%
Canada	7.4
China	0.3
Germany	1.3
Japan	2.6
Netherlands	0.9
Singapore	0.6
Sweden	0.7
Switzerland	1.6
United Kingdom	3.8
United States	72.4
Other[1]	3.2

100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

January 31, 2018 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 98.3%
FlexShares Credit-Scored US Corporate Bond Index Fund(a)	76,587	3,837,392
FlexShares Credit-Scored US Long Corporate Bond Index Fund(a)	43,141	2,344,713
FlexShares Disciplined Duration MBS Index Fund(a)	183,254	4,291,809
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund(a)	8,051	195,237
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(a)	18,439	455,259
FlexShares Ready Access Variable Income Fund(a)	2,168	163,662
iShares 3-7 Year Treasury Bond ETF	11,394	1,374,914
iShares 7-10 Year Treasury Bond ETF	1,074	110,944

TOTAL EXCHANGE TRADED FUNDS (Cost $12,886,385)		12,773,930

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 0.5%
U.S. TREASURY OBLIGATIONS - 0.5%
U.S. Treasury Bills 1.37%, 4/12/2018(b)(c) (Cost $64,827)	65,000	64,828

Total Investments — 98.8% (Cost $12,951,212)		12,838,758
Other Assets Less Liabilities — 1.2%		158,962

Net Assets — 100.0%		12,997,720

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.
(b)	All or a portion of the security pledged as collateral for Futures Contracts.
(c)	The rate shown was the current yield as of January 31, 2018.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

January 31, 2018 (Unaudited)

As of January 31, 2018, the FlexShares Core Select Bond Fund was invested in securities of affiliated FlexShares Funds. The Schedules of Investments of the affiliated FlexShares Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ending January 31, 2018, was as follows:

Security	Value October 31, 2017	Purchases at Cost	Sales Proceeds	Shares January 31, 2018	Value January 31, 2018	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares Credit-Scored US Corporate Bond Index Fund	$1,162,832	$3,266,662	$520,816	76,587	$3,837,392	$(65,342)	$14,488	$(5,944)
FlexShares Credit-Scored US Long Corporate Bond Index Fund	636,232	1,740,184	41,426	43,141	2,344,713	9,839	11,848	(116)
FlexShares Disciplined Duration MBS Index Fund	1,159,915	3,360,320	175,068	183,254	4,291,809	(47,523)	18,049	(5,835)
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	—	198,094	1,556	8,051	195,237	(1,293)	184	(8)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	141,132	460,184	142,708	18,439	455,259	(2,563)	794	(786)
FlexShares Ready Access Variable Income Fund	262,297	277,944	375,886	2,168	163,662	(19)	876	(674)

	$3,362,408	$9,303,388	$1,257,460	331,640	$11,288,072	$(106,901)	$46,239	$(13,363)

Futures Contracts

FlexShares® Core Select Bond Fund had the following open futures contracts as of January 31, 2018:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount at Value	Unrealized Appreciation
Short Contracts
U.S. Treasury 10 Year Note	(2)	03/20/2018	USD	$(243,157)	$5,808
U.S. Treasury 10 Year Ultra Note	(2)	03/20/2018	USD	(260,406)	2,649
U.S. Treasury 5 Year Note	(2)	03/29/2018	USD	(229,422)	3,964

					$12,421

Abbreviation:

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

January 31, 2018 (Unaudited)

Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Company Modernization

On October 13, 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amended existing rules and forms, to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Fund’s financial statements, as well as other amendments. The Funds have updated disclosure in these reports to reflect the amendments, which were effective August 1, 2017. The compliance date for the new form types and other rule amendments is on or after June 1, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of a fund is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees. The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board of Trustees. Such circumstances includes periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. Portfolio securities of certain Funds are listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, reported on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2018 (Unaudited)

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when it approximates fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the primary exchange, then the value is determined with reference to the last sale price on any other exchange. If there have been no sales of the security for that day on any exchange, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as Investment Adviser. Any use of a different rate from the rates used by the Index Provider may adversely affect the Fund’s ability to track its Underlying Index. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ administrator to calculate the NAV per share of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Funds’ NAVs and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Funds’ NAVs.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board of Trustees’ oversight.

The Northern Trust Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Northern Trust Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI monitors markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Northern Trust Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Board of Trustees.

The following is a summary of the valuations as of January 31, 2018 for each Fund based upon the three levels defined above. During the period ended January 31, 2018, there were two Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks
Household Durables	$13,102,788	$1,440	$—	$13,104,228
Other*	1,249,173,803	—	—	1,249,173,803
Rights	—	—	15,787	15,787
Securities Lending Reinvestments
Bank Notes	—	2,000,000	—	2,000,000
Certificates of Deposit	—	49,501,686	—	49,501,686
Commercial Paper	—	15,491,124	—	15,491,124
Funding Agreements	—	3,000,000	—	3,000,000
Repurchase Agreements	—	25,967,805	—	25,967,805

Total Investments	$1,262,276,591	$95,962,055	$15,787	$1,358,254,433

Other Financial Instruments
Assets
Futures Contracts	$727,589	$—	$—	$727,589

Total Other Financial Instruments	$727,589	$—	$—	$727,589

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

FlexShares® Morningstar US Market Factor Tilt Index Fund
Balance as of 10/31/2017	$15,787
Total gain or loss (realized/unrealized included in earnings)	—
Purchases†	—
Sales††	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 01/31/2018	$15,787

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 01/31/2018.	$—

Contingent Value Rights	Fair Value at 01/31/2018	Valuation Techniques	Unobservable Inputs	Sensitivity[1,2]
Media General, Inc.	$2,226	Income Approach	Estimated Recovery Value	1
Dyax Corp.	$13,561	Discounted Cash Flow Analysis	Discount Rate and Projected Cash Flows	2

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs[a]	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds	$838,525	$—	$—	$838,525
Common Stocks
Electric Utilities	13,708,581	33,348	—	13,741,929
Health Care Providers & Services	8,483,756	35,111	—	8,518,867
Oil, Gas & Consumable Fuels	48,635,850	9,617	—	48,645,467
Pharmaceuticals	39,727,390	10	—	39,727,400
Real Estate Management & Development	40,050,787	237,966	—	40,288,753
Other*	974,831,885	—	—	974,831,885
Investment Companies	2,763	—	—	2,763
Rights	25,141	549	—	25,690
Securities Lending Reinvestments
Certificates of Deposit	—	400,000	—	400,000
Repurchase Agreements	—	9,065,112	—	9,065,112

Total Investments	$1,126,304,678	$9,781,713	$—	$1,136,086,391

Other Financial Instruments
Assets
Futures Contracts	$91,538	$—	$—	$91,538
Forward Foreign Currency Contracts	—	687,271	—	687,271
Liabilities
Futures Contracts	(4,852)	—	—	(4,852)
Forward Foreign Currency Contracts	—	(471,650)	—	(471,650)

Total Other Financial Instruments	$86,686	$215,621	$—	$302,307

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2018 (Unaudited)

	Level 1 – Quoted Prices[b]	Level 2 – Other Significant Observable Inputs[c]	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Banks	$127,511,150	$24,607	$—	$127,535,757
Construction Materials	11,423,623	34,584	—	11,458,207
Food Products	18,139,470	8,484	—	18,147,954
Health Care Equipment & Supplies	520,671	2,968	—	523,639
Marine	1,854,576	45,233	—	1,899,809
Pharmaceuticals	6,068,950	267,832	—	6,336,782
Real Estate Management & Development	42,195,900	21,805	—	42,217,705
Technology Hardware, Storage & Peripherals	41,273,737	30,010	—	41,303,747
Textiles, Apparel & Luxury Goods	13,972,003	166,085	—	14,138,088
Other*	449,750,781	—	—	449,750,781
Convertible Preferred Stocks	—	825	—	825
Corporate Bonds*	—	10,899	—	10,899
Rights	—	40,966	—	40,966
Securities Lending Reinvestments
Repurchase Agreements	—	1,258,141	—	1,258,141

Total Investments	$712,710,861	$1,912,439	$—	$714,623,300

Other Financial Instruments
Assets
Futures Contracts	$182,335	$—	$—	$182,335
Forward Foreign Currency Contracts	—	17,439	—	17,439
Liabilities
Forward Foreign Currency Contracts	—	(26,431)	—	(26,431)

Total Other Financial Instruments	$182,335	$(8,992)	$—	$173,343

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
Investments
Exchange Traded Funds	$19,412,424	$—	$—	$19,412,424

Total Investments	$19,412,424	$—	$—	$19,412,424

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$14,777	$—	$14,777
Liabilities
Forward Foreign Currency Contracts	—	(357,487)	—	(357,487)

Total Other Financial Instruments	$—	$(342,710)	$—	$(342,710)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund

Investments
Exchange Traded Funds	$42,475,061	$—	$—	$42,475,061

Total Investments	$42,475,061	$—	$—	$42,475,061

Other Financial Instruments

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2018 (Unaudited)

	Level 1 – Quoted Prices (continued)	Level 2 – Other Significant Observable Inputs (continued)	Level 3 – Significant Unobservable Inputs (continued)	Total (continued)
Assets
Futures Contracts	$26,742	$—	$—	$26,742
Forward Foreign Currency Contracts	—	21,539	—	21,539
Liabilities
Forward Foreign Currency Contracts	—	(229,733)	—	(229,733)

Total Other Financial Instruments	$26,742	$(208,194)	$—	$(181,452)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares US Quality Large Cap Index Fund
Investments
Common Stocks*	$39,192,577	$—	$—	$39,192,577

Total Investments	$39,192,577	$—	$—	$39,192,577

Other Financial Instruments
Assets
Futures Contracts	$8,598	$—	$—	$8,598

Total Other Financial Instruments	$8,598	$—	$—	$8,598

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares STOXX® US ESG Impact Index Fund
Investments
Common Stocks*	$16,487,962	$—	$—	$16,487,962

Total Investments	$16,487,962	$—	$—	$16,487,962

Other Financial Instruments
Assets
Futures Contracts	$1,253	$—	$—	$1,253

Total Other Financial Instruments	$1,253	$—	$—	$1,253

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares STOXX® Global ESG Impact Index Fund
Investments
Closed End Funds	$9,133	$—	$—	$9,133
Common Stocks
Electric Utilities	638,993	1,430	—	640,423
Other*	58,444,919	—	—	58,444,919
Rights	—	23	—	23

Total Investments	$59,093,045	$1,453	$—	$59,094,498

Other Financial Instruments
Assets
Futures Contracts	$35,151	$—	$—	$35,151

Total Other Financial Instruments	$35,151	$—	$—	$35,151

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2018 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$5,514,170,660	$—	$—	$5,514,170,660
Securities Lending Reinvestments
Bank Notes	—	2,000,000	—	2,000,000
Certificates of Deposit	—	42,501,979	—	42,501,979
Commercial Paper	—	13,492,211	—	13,492,211
Funding Agreements	—	3,000,000	—	3,000,000
Repurchase Agreements	—	24,364,910	—	24,364,910

Total Investments	$5,514,170,660	$85,359,100	$—	$5,599,529,760

Other Financial Instruments
Assets
Futures Contracts	$397,486	$—	$—	$397,486
Forward Foreign Currency Contracts	—	944,019	—	944,019
Liabilities
Futures Contracts	(42,768)	—	—	(42,768)
Forward Foreign Currency Contracts	—	(523,305)	—	(523,305)

Total Other Financial Instruments	$354,718	$420,714	$—	$775,432

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
FlexShares STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks
Commercial Services & Supplies	$27,100,639	$168,892	$—	$27,269,531
Electric Utilities	109,020,398	391,807	—	109,412,205
Other*	732,741,224	—	—	732,741,224
Securities Lending Reinvestments
Certificates of Deposit	—	5,499,037	—	5,499,037
Commercial Paper	—	2,998,600	—	2,998,600
Repurchase Agreements	—	27,341,537	—	27,341,537

Total Investments	$868,862,261	$36,399,873	$—	$905,262,134

Other Financial Instruments
Assets
Futures Contracts	$134,755	$—	$—	$134,755
Forward Foreign Currency Contracts	—	94,375	—	94,375
Liabilities
Futures Contracts	(10,940)	—	—	(10,940)
Forward Foreign Currency Contracts	—	(98,033)	—	(98,033)

Total Other Financial Instruments	$123,815	$(3,658)	$—	$120,157

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2018 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Global Quality Real Estate Index Fund
Investments
Common Stocks*	$261,321,747	$—	$—	$261,321,747
Securities Lending Reinvestments
Repurchase Agreements	—	2,676,217	—	2,676,217

Total Investments	$261,321,747	$2,676,217	$—	$263,997,964

Other Financial Instruments
Assets
Futures Contracts	$137,273	$—	$—	$137,273
Forward Foreign Currency Contracts	—	18,033	—	18,033
Liabilities
Futures Contracts	(5,334)	—	—	(5,334)
Forward Foreign Currency Contracts	—	(31,280)	—	(31,280)

Total Other Financial Instruments	$131,939	$(13,247)	$—	$118,692

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Real Assets Allocation Index Fund
Investments
Exchange Traded Funds	$10,159,486	$—	$—	$10,159,486

Total Investments	$10,159,486	$—	$—	$10,159,486

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Quality Dividend Index Fund
Investments
Common Stocks*	$1,992,953,288	$—	$—	$1,992,953,288
Securities Lending Reinvestments
Bank Notes	—	2,000,000	—	2,000,000
Certificates of Deposit	—	47,500,274	—	47,500,274
Commercial Paper	—	15,990,107	—	15,990,107
Funding Agreements	—	4,000,000	—	4,000,000
Repurchase Agreements	—	26,353,434	—	26,353,434

Total Investments	$1,992,953,288	$95,843,815	$—	$2,088,797,103

Other Financial Instruments
Assets
Futures Contracts	$855,981	$—	$—	$855,981

Total Other Financial Instruments	$855,981	$—	$—	$855,981

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$326,990,574	$—	$—	$326,990,574
Rights	—	8,845	—	8,845
Securities Lending Reinvestments
Certificates of Deposit	—	2,249,945	—	2,249,945
Commercial Paper	—	500,044	—	500,044
Repurchase Agreements	—	17,432,401	—	17,432,401

Total Investments	$326,990,574	$20,191,235	$—	$347,181,809

Other Financial Instruments
Assets
Futures Contracts	$103,389	$—	$—	$103,389

Total Other Financial Instruments	$103,389	$—	$—	$103,389

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2018 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$59,636,690	$—	$—	$59,636,690
Securities Lending Reinvestments
Repurchase Agreements	—	1,475,517	—	1,475,517

Total Investments	$59,636,690	$1,475,517	$—	$61,112,207

Other Financial Instruments
Assets
Futures Contracts	$13,453	$—	$—	$13,453

Total Other Financial Instruments	$13,453	$—	$—	$13,453

	Level 1 – Quoted Prices[d]	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Index Fund
Investments
Common Stocks*	$1,104,193,602	$—	$—	$1,104,193,602
Securities Lending Reinvestments
Certificates of Deposit	—	499,945	—	499,945
Repurchase Agreements	—	7,374,868	—	7,374,868

Total Investments	$1,104,193,602	$7,874,813	$—	$1,112,068,415

Other Financial Instruments
Assets
Futures Contracts	$202,130	$—	$—	$202,130
Forward Foreign Currency Contracts	—	342,042	—	342,042
Liabilities
Futures Contracts	(22,322)	—	—	(22,322)
Forward Foreign Currency Contracts	—	(264,029)	—	(264,029)

Total Other Financial Instruments	$179,808	$78,013	$—	$257,821

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2018 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$101,785,063	$—	$—	$101,785,063
Securities Lending Reinvestments
Repurchase Agreements	—	439,506	—	439,506

Total Investments	$101,785,063	$439,506	$—	$102,224,569

Other Financial Instruments
Assets
Futures Contracts	$82,940	$—	$—	$82,940
Forward Foreign Currency Contracts	—	561	—	561
Liabilities
Forward Foreign Currency Contracts	—	(6,276)	—	(6,276)

Total Other Financial Instruments	$82,940	$(5,715)	$—	$77,225

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$88,860,900	$—	$—	$88,860,900
Rights	11,339	—	—	11,339
Securities Lending Reinvestments
Repurchase Agreements	—	435,651	—	435,651

Total Investments	$88,872,239	$435,651	$—	$89,307,890

Other Financial Instruments
Assets
Futures Contracts	$56,271	$—	$—	$56,271

Total Other Financial Instruments	$56,271	$—	$—	$56,271

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$2,037,468,082	$—	$2,037,468,082

Total Investments	$—	$2,037,468,082	$—	$2,037,468,082

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$903,869,454	$—	$903,869,454

Total Investments	$—	$903,869,454	$—	$903,869,454

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities	$—	$35,804,732	$—	$35,804,732

Total Investments	$—	$35,804,732	$—	$35,804,732

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2018 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$51,918,162	$—	$51,918,162

Total Investments	$—	$51,918,162	$—	$51,918,162

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$21,052,021	$—	$21,052,021

Total Investments	$—	$21,052,021	$—	$21,052,021

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$5,852,200	$—	$5,852,200
Corporate Bonds*	—	118,150,081	—	118,150,081
Foreign Government Securities	—	2,013,531	—	2,013,531
Short-Term Investments	—	5,577,110	—	5,577,110

Total Investments	$—	$131,592,922	$—	$131,592,922

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
FlexShares Core Select Bond Fund
Investments
Exchange Traded Funds	$12,773,930	$—	$—	$12,773,930
Short-Term Investments	—	64,828	—	64,828

Total Investments	$12,773,930	$64,828	$—	$12,838,758

Other Financial Instruments
Assets
Futures Contracts	$12,421	$—	$—	$12,421

Total Other Financial Instruments	$12,421	$—	$—	$12,421

*	See Schedules of Investments for segregation by industry type.
†	Purchases include all purchases of securities and securities received in corporate actions.
††	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
a

During the period ended January 31, 2018, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of security with a market value of $35,111 or 0.00% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

b

During the period ended January 31, 2018, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $1,286,286 or 0.18% of the Fund’s net assets from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

c

During the period ended January 31, 2018, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $70,854 or 0.01% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

d

During the period ended January 31, 2018, the FlexShares International Quality Dividend Index Fund changed classification of security with a market value of $5,481,848 or 0.49% of the Fund’s net assets from Level 2 to Level 1 due to security being valued at unadjusted quoted market prices.

1

The significant unobservable input that can be used in the fair value measurement is Estimated Recovery Value. Significant increases (decreases) in estimated recovery value would result in a significantly higher (lower) fair value measurement.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2018 (Unaudited)

2

The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate and Projected Cash Flows. Significant increases (decreases) in Discount Rates in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in Projected Cash Flow in isolation would result in a significantly higher (lower) fair value measurement.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

January 31, 2018 (Unaudited)

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund is required to receive minimum initial collateral value as follows:

Type of Loan	Minimum Initial Collateral Requirement
U.S. dollar denominated securities secured by U.S. dollar denominated government securities or cash collateral	102%
U.S. dollar denominated securities secured by non-U.S. dollar denominated government securities or cash collateral	105%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the same denomination as the lent securities	102%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the different denomination from the lent securities	105%
U.S. dollar and Non-U.S. dollar denominated securities secured by equity securities collateral	105%

The collateral is maintained thereafter, at a value equal to at least 100% of the value of the securities loaned. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower.

Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral). JPMorgan Chase Bank, N.A. (the “Securities Lending Agent”) serves as the securities lending agent for the securities lending program of a Fund.

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or foreign governments or its agencies (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. The market value of securities on loan, and the value of investments made with cash collateral received are disclosed in the Schedule of Investments.

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities Lending Agent will exercise any and all remedies provided under the applicable borrower agreement. These remedies include purchasing replacement securities for the Fund by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If the proceeds from the collateral are less than the purchase cost of the replacement securities, the Securities Lending Agent is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
March 29, 2018

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
March 29, 2018